Schedule of Investments PIMCO All Asset Portfolio	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.1% ¤
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (c) 0.1%		$301

Total Short-Term Instruments (Cost $301)		301

Total Investments in Securities (Cost $301)		301

	SHARES
INVESTMENTS IN AFFILIATES 98.8%
MUTUAL FUNDS (a) 98.2%
PIMCO All Asset: Multi-RAE PLUS Fund	7,741,273	$62,395
PIMCO All Asset: Multi-Real Fund	3,541,593	30,706
PIMCO CommodityRealReturn Strategy Fund®	539,546	2,784
PIMCO Emerging Markets Bond Fund	1,492,703	11,419
PIMCO Emerging Markets Currency and Short-Term Investments Fund	874,511	6,052
PIMCO Emerging Markets Local Currency and Bond Fund	3,085,411	15,674
PIMCO Extended Duration Fund	881,840	3,501
PIMCO High Yield Fund	645,746	4,811
PIMCO Income Fund	344,298	3,536
PIMCO International Bond Fund (U.S. Dollar-Hedged)	896,663	8,482
PIMCO Investment Grade Credit Bond Fund	220,777	1,870
PIMCO Long Duration Total Return Fund	743,214	5,277
PIMCO Long-Term Real Return Fund	430,790	1,887
PIMCO Long-Term U.S. Government Fund	938,653	3,557
PIMCO Low Duration Credit Fund	106,234	904
PIMCO Low Duration Fund	2,101,666	19,167
PIMCO RAE Emerging Markets Fund	746,925	6,192
PIMCO RAE Fundamental Advantage PLUS Fund	1,133,335	9,667
PIMCO RAE International Fund	644,342	4,317
PIMCO RAE PLUS EMG Fund	280,902	1,598
PIMCO RAE PLUS International Fund	201,947	1,670
PIMCO RAE US Fund	311,836	3,561
PIMCO RAE US Small Fund	456,561	3,552
PIMCO RAE Worldwide Long/Short PLUS Fund	1,269,763	9,409
PIMCO Real Return Fund	229,601	2,275
PIMCO RealEstateRealReturn Strategy Fund	1,338,909	7,766
PIMCO StocksPLUS Long Duration Fund	525,671	2,166
PIMCO Total Return Fund	2,635,205	22,399
PIMCO TRENDS Managed Futures Strategy Fund	984,465	13,507

Total Mutual Funds (Cost $311,102)		270,101

SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS 0.6%
PIMCO Government Money Market Fund 2.920% (a)(b)	1,649,455	1,650

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	11	0

Total Short-Term Instruments (Cost $1,650)		1,650

Total Investments in Affiliates (Cost $312,752)		271,751

Total Investments 98.9% (Cost $313,053)		$272,052
Other Assets and Liabilities, net 1.1%		2,939

Net Assets 100.0%		$274,991

Schedule of Investments PIMCO All Asset Portfolio (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$301	U.S. Treasury Bills 0.000% due 03/30/2023		$(307)	$301	$301

Total Repurchase Agreements							$(307)	$301	$301

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements					$0	$301	$0	$301

					$0	$301	$0	$301
Investments in Affiliates, at Value
Mutual Funds					270,101	0	0	270,101
Short-Term Instruments
Mutual Funds					1,650	0	0	1,650

					$271,751	$0	$0	$271,751

Total Investments					$271,751	$301	$0	$272,052

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio's shares is based on the Portfolio's net asset value (“NAV”). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for The Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using such data reflecting the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Sources or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Frequent or Excessive Purchases, Exchanges and Redemptions" section in the Portfolio's prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio invests under normal circumstances substantially all or a significant portion of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company (collectively, “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2022 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$67,611	$33,944	$(17,949)	$(3,042)	$(18,169)	$62,395	$0	$0
PIMCO All Asset: Multi-Real Fund	55,966	14,529	(23,465)	(1,576)	(14,748)	30,706	7,754	0
PIMCO CommoditiesPLUS® Strategy Fund	3,816	623	(5,245)	1,446	(640)	0	426	0
PIMCO CommodityRealReturn Strategy Fund®	3,497	2,153	(2,457)	44	(453)	2,784	755	0
PIMCO Dynamic Bond Fund	6,489	180	(6,292)	(445)	68	0	63	0
PIMCO Emerging Markets Bond Fund	16,733	7,028	(8,255)	(1,798)	(2,289)	11,419	494	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	7,163	2,916	(3,190)	(148)	(689)	6,052	100	0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Local Currency and Bond Fund	20,223	16,468	(16,285)	(2,834)	(1,898)	15,674	716	0
PIMCO Extended Duration Fund	4,454	3,559	(2,643)	(744)	(1,125)	3,501	93	0
PIMCO Government Money Market Fund	2,119	36,217	(36,686)	0	0	1,650	10	0
PIMCO High Yield Fund	7,669	3,313	(4,924)	(40)	(1,207)	4,811	262	0
PIMCO High Yield Spectrum Fund	174	0	(173)	(2)	1	0	0	0
PIMCO Income Fund	4,423	1,873	(2,147)	57	(670)	3,536	142	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	11,563	7,008	(8,803)	(686)	(600)	8,482	160	0
PIMCO Investment Grade Credit Bond Fund	2,106	411	(157)	(23)	(467)	1,870	60	0
PIMCO Long Duration Total Return Fund	6,951	4,166	(3,886)	(883)	(1,071)	5,277	158	0
PIMCO Long-Term Real Return Fund	5,407	2,363	(4,744)	(1,194)	55	1,887	125	0
PIMCO Long-Term U.S. Government Fund	3,461	3,230	(2,008)	(282)	(844)	3,557	58	0
PIMCO Low Duration Credit Fund	3,415	650	(2,944)	(88)	(129)	904	90	0
PIMCO Low Duration Fund	16,467	22,642	(18,506)	(663)	(773)	19,167	249	0
PIMCO RAE Emerging Markets Fund	1,291	10,556	(3,731)	(755)	(1,169)	6,192	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	13,038	3,386	(7,391)	96	538	9,667	177	0
PIMCO RAE International Fund	2,847	2,557	(216)	(28)	(843)	4,317	0	0
PIMCO RAE PLUS EMG Fund	0	1,752	0	0	(154)	1,598	0	0
PIMCO RAE PLUS Fund	8,478	8,142	(15,751)	(458)	(411)	0	115	0
PIMCO RAE PLUS International Fund	0	1,821	0	0	(151)	1,670	0	0
PIMCO RAE PLUS Small Fund	0	305	(318)	13	0	0	4	0
PIMCO RAE US Fund	6,965	5,768	(8,490)	(535)	(147)	3,561	0	0
PIMCO RAE US Small Fund	1,177	3,365	(531)	(46)	(413)	3,552	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	13,498	3,312	(6,224)	(38)	(1,139)	9,409	898	0
PIMCO Real Return Fund	3,932	2,431	(3,775)	218	(531)	2,275	53	0
PIMCO RealEstateRealReturn Strategy Fund	11,677	3,818	(3,478)	(497)	(3,754)	7,766	581	0
PIMCO StocksPLUS Long Duration Fund	6,004	2,468	(3,518)	(1,402)	(1,386)	2,166	63	0
PIMCO Total Return Fund	29,074	20,177	(22,783)	(1,540)	(2,529)	22,399	391	0
PIMCO TRENDS Managed Futures Strategy Fund	6,161	7,670	(2,101)	12	1,765	13,507	427	0
Totals	$353,849	$240,801	$(249,066)	$(17,861)	$(55,972)	$271,751	$14,424	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)		(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Other Abbreviations:
TBA	To-Be-Announced

Schedule of Investments PIMCO Balanced Allocation Portfolio	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 81.2% ¤
CORPORATE BONDS & NOTES 4.5%
BANKING & FINANCE 3.2%
Bank of America Corp.
1.658% due 03/11/2027 •		$200	$173
3.864% due 07/23/2024 •		200	197
3.950% due 04/21/2025		200	193
Barclays PLC 4.972% due 05/16/2029 •		200	180
BGC Partners, Inc. 5.375% due 07/24/2023		100	100
BPCE SA 4.625% due 07/11/2024		100	97
Broadstone Net Lease LLC 2.600% due 09/15/2031		100	74
Brookfield Finance, Inc. 4.850% due 03/29/2029		100	94
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		100	85
Corebridge Financial, Inc. 3.850% due 04/05/2029		200	177
CPI Property Group SA 1.625% due 04/23/2027	EUR	100	77
Credit Suisse Group AG 7.500% due 12/11/2023 •(a)(c)		$400	369
Deutsche Bank AG 3.035% due 05/28/2032 •(d)		200	144
Discover Financial Services 4.500% due 01/30/2026		100	95
GLP Capital LP 5.250% due 06/01/2025		150	145
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •		400	362
HSBC Holdings PLC
4.300% due 03/08/2026		200	192
4.583% due 06/19/2029 •		200	179
ING Bank NV 2.625% due 12/05/2022		100	100
ING Groep NV 4.100% due 10/02/2023		200	198
JPMorgan Chase & Co. 3.782% due 02/01/2028 •		300	275
Lloyds Banking Group PLC 4.450% due 05/08/2025		300	290
LXP Industrial Trust 2.375% due 10/01/2031		300	218
Mitsubishi UFJ Financial Group, Inc. 2.757% due 09/13/2026		200	181
NatWest Group PLC 1.642% due 06/14/2027 •		200	168
Realty Income Corp. 3.100% due 12/15/2029		100	86
Sabra Health Care LP 3.900% due 10/15/2029		100	82
Societe Generale SA 7.875% due 12/18/2023 •(a)(c)		200	192
Spirit Realty LP 4.000% due 07/15/2029		100	86
Sumitomo Mitsui Financial Group, Inc. 2.448% due 09/27/2024		200	189
Wells Fargo & Co.
3.196% due 06/17/2027 •		100	91
4.150% due 01/24/2029		200	184

			5,273

INDUSTRIALS 1.1%
Air Canada Pass-Through Trust 3.750% due 06/15/2029		71	64
American Airlines Pass-Through Trust 3.500% due 08/15/2033		173	126
Arrow Electronics, Inc. 4.500% due 03/01/2023		100	100

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2022 (Unaudited)

British Airways Pass-Through Trust 3.300% due 06/15/2034	271	230
Broadcom, Inc. 3.187% due 11/15/2036	100	69
Campbell Soup Co. 3.650% due 03/15/2023	58	58
Choice Hotels International, Inc. 3.700% due 12/01/2029	100	84
Energy Transfer LP 3.900% due 07/15/2026	100	93
Las Vegas Sands Corp. 3.200% due 08/08/2024	100	94
Nissan Motor Co. Ltd. 4.345% due 09/17/2027	300	259
Penske Truck Leasing Co. LP 4.450% due 01/29/2026	100	96
Reynolds American, Inc. 4.450% due 06/12/2025	100	97
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/2023	80	78
Sprint Spectrum Co. LLC 4.738% due 03/20/2025	125	123
Syngenta Finance NV 4.441% due 04/24/2023	200	199

		1,770

UTILITIES 0.2%
Exelon Corp. 3.950% due 06/15/2025	100	97
IPALCO Enterprises, Inc. 3.700% due 09/01/2024	100	96
ONEOK, Inc. 4.550% due 07/15/2028	100	91

		284

Total Corporate Bonds & Notes (Cost $8,296)		7,327

MUNICIPAL BONDS & NOTES 0.1%
PENNSYLVANIA 0.1%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 2.913% (US0003M + 0.130%) due 10/25/2036 ~	79	77

VIRGINIA 0.0%
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119	100	60

Total Municipal Bonds & Notes (Cost $178)		137

U.S. GOVERNMENT AGENCIES 9.9%
Fannie Mae
2.606% due 09/25/2046 •	53	52
2.668% due 11/25/2046 ~	69	68
2.773% due 11/25/2046 •	78	76
2.823% due 07/25/2046 •	51	50
3.061% due 05/01/2038 •	86	88
Freddie Mac
3.500% due 09/01/2047	58	54
4.000% due 08/01/2047	163	154
Uniform Mortgage-Backed Security 3.500% due 11/01/2045 - 09/01/2046	165	152
Uniform Mortgage-Backed Security, TBA
2.500% due 11/01/2051	6,500	5,442
3.000% due 11/01/2052	2,800	2,437
3.500% due 11/01/2052	6,700	6,028
4.000% due 11/01/2052	1,500	1,391

Total U.S. Government Agencies (Cost $16,356)		15,992

U.S. TREASURY OBLIGATIONS 23.3%
U.S. Treasury Bonds
1.625% due 11/15/2050	1,300	808
1.750% due 08/15/2041	1,100	753
1.875% due 02/15/2041	600	425
2.000% due 11/15/2041	2,000	1,433
2.250% due 05/15/2041	3,400	2,572
2.250% due 02/15/2052	200	145
2.375% due 02/15/2042	200	153
2.375% due 05/15/2051	2,500	1,872
2.875% due 05/15/2052	100	84
U.S. Treasury Notes
0.125% due 05/31/2023	9,800	9,546
0.375% due 04/30/2025	1,600	1,450

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2022 (Unaudited)

0.750% due 05/31/2026		14,600	12,897
0.750% due 01/31/2028		1,200	1,010
1.375% due 10/15/2022 (g)		1,050	1,050
1.625% due 05/15/2031		4,000	3,359
2.875% due 05/15/2032		200	185

Total U.S. Treasury Obligations (Cost $44,182)			37,742

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Banc of America Funding Trust 2.584% due 08/27/2036 ~		109	102
BANK 4.165% due 05/15/2061 ~		100	96
Citigroup Mortgage Loan Trust 3.529% due 07/25/2037 ^~		44	40
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.500% due 10/25/2036 þ		33	28
Grifonas Finance PLC 1.264% due 08/28/2039 •	EUR	22	20
Lehman XS Trust 3.484% due 07/25/2047 ^•		$230	219

Total Non-Agency Mortgage-Backed Securities (Cost $523)			505

ASSET-BACKED SECURITIES 2.6%
CIT Mortgage Loan Trust 4.584% due 10/25/2037 •		100	94
Citigroup Mortgage Loan Trust 3.344% due 08/25/2036 •		59	58
Countrywide Asset-Backed Certificates Trust
3.234% due 06/25/2047 ^~		4	4
3.284% due 06/25/2047 ^~		110	98
3.314% due 05/25/2037 •		571	537
Crestline Denali CLO Ltd. 3.923% due 10/23/2031 ~		300	293
ECMC Group Student Loan Trust 3.834% due 02/27/2068 •		56	55
Fremont Home Loan Trust 3.234% due 10/25/2036 ~		372	167
GSAMP Trust 3.864% due 07/25/2045 •		186	183
Harvest CLO DAC 0.963% due 11/18/2029 •	EUR	42	41
JP Morgan Mortgage Acquisition Corp. 3.669% due 05/25/2035 •		$289	286
Jubilee CLO DAC 1.800% due 12/15/2029 •	EUR	165	160
Lehman XS Trust 3.884% due 10/25/2035 ~		$1	1
Long Beach Mortgage Loan Trust 4.134% due 06/25/2035 ~		228	222
Madison Park Funding Ltd. 3.589% due 04/22/2027 •		211	208
Morgan Stanley ABS Capital, Inc. Trust 3.214% due 10/25/2036 •		138	123
Navient Student Loan Trust 4.134% due 12/27/2066 ~		106	105
Option One Mortgage Loan Trust 3.849% due 08/25/2035 ~		120	115
Palmer Square Loan Funding Ltd. 3.312% due 10/15/2029 •		261	255
S-Jets Ltd. 3.967% due 08/15/2042		157	126
SLM Student Loan Trust 3.843% due 12/15/2025 •		6	6
Sound Point CLO Ltd. 3.920% due 07/20/2032 •		300	295
Structured Asset Investment Loan Trust 3.257% due 07/25/2036 •		581	379
TICP CLO Ltd. 3.550% due 04/20/2028 ~		89	88

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2022 (Unaudited)

Vibrant CLO Ltd. 3.830% due 07/20/2032 •	300	293

Total Asset-Backed Securities (Cost $4,211)		4,192

SHORT-TERM INSTRUMENTS 40.5%
REPURCHASE AGREEMENTS (e) 40.5%		65,545

Total Short-Term Instruments (Cost $65,545)		65,545

Total Investments in Securities (Cost $139,291)		131,440

	SHARES
INVESTMENTS IN AFFILIATES 25.0%
MUTUAL FUNDS (b) 7.4%
PIMCO Income Fund	1,166,807	11,983

Total Mutual Funds (Cost $13,815)		11,983

SHORT-TERM INSTRUMENTS 17.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.6%
PIMCO Short-Term Floating NAV Portfolio III	2,937,383	28,519

Total Short-Term Instruments (Cost $28,895)		28,519

Total Investments in Affiliates (Cost $42,710)		40,502

Total Investments 106.2% (Cost $182,001)		$171,942
Financial Derivative Instruments (f)(h) (0.6)%(Cost or Premiums, net $70)		(970)
Other Assets and Liabilities, net (5.6)%		(9,106)

Net Assets 100.0%		$161,866

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^									Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ									Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)									Perpetual maturity; date shown, if applicable, represents next contractual call date.
(b)									Institutional Class Shares of each Fund.
(c)									Contingent convertible security.
(d)									RESTRICTED SECURITIES:
Issuer Description					Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG				3.035%	05/28/2032	06/16/2021		$202	$144	0.09%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	2.850%	09/30/2022	10/03/2022	$61,100		U.S. Treasury Notes 0.375% due 04/15/2024		$(62,394)	$61,100	$61,115
FICC	1.150	09/30/2022	10/03/2022	4,445		U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026		(2,688)	4,445	4,445
						U.S. Treasury Notes 2.250% - 3.250% due 06/30/2027 – 08/15/2027		(1,846)

Total Repurchase Agreements								$(66,928)	$65,545	$65,560

(1)									Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(180) at a weighted average interest rate of 0.285%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

E-Mini S&P 500 Index December Futures				12/2022	313	$56,363	$(7,380)		$1	$(815)
Mini MSCI EAFE Index December Futures				12/2022	490	40,685	(5,308)		0	(177)

Total Futures Contracts							$(12,688)		$1	$(992)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2023	0.872%	$400	$1	$0	$1	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2024	1.172	100	0	(1)	(1)	0	0

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2022 (Unaudited)

General Electric Co.	1.000	Quarterly	12/20/2024	0.865	200	(5)	6	1	0	0

$(4)	$5	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$552	$(20)	$(20)	$(40)	$8	$0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	100	(8)	(2)	(10)	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	10,100	94	(88)	6	1	0

$66	$(110)	$(44)	$9	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	3-Month CAD-Bank Bill	0.980%	Semi-Annual	02/26/2024	CAD	2,400	$2	$(86)	$(84)	$0	$(1)
Pay	3-Month CAD-Bank Bill	0.880	Semi-Annual	03/03/2024	1,200	0	(43)	(43)	0	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	300	6	(21)	(15)	0	0

$8	$(150)	$(142)	$0	$(1)

Total Swap Agreements	$70	$(255)	$(185)	$9	$(1)

(g)	Securities with an aggregate market value of $592 and cash of $4,867 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	11/2022	CAD	19	$14	$1	$0
11/2022	GBP	21	25	1	0
BPS	10/2022	EUR	349	350	8	0
CBK	12/2022	$2	PEN	10	0	0
SCX	11/2022	CAD	26	$20	1	0
TOR	11/2022	32	25	2	0

Total Forward Foreign Currency Contracts	$13	$0

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2022 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$5,273	$0	$5,273
Industrials	0	1,770	0	1,770
Utilities	0	284	0	284
Municipal Bonds & Notes
Pennsylvania	0	77	0	77
Virginia	0	60	0	60
U.S. Government Agencies	0	15,992	0	15,992
U.S. Treasury Obligations	0	37,742	0	37,742
Non-Agency Mortgage-Backed Securities	0	505	0	505
Asset-Backed Securities	0	4,192	0	4,192
Short-Term Instruments
Repurchase Agreements	0	65,545	0	65,545

	$0	$131,440	$0	$131,440
Investments in Affiliates, at Value
Mutual Funds	11,983	0	0	11,983
Short-Term Instruments
Central Funds Used for Cash Management Purposes	28,519	0	0	28,519

	$40,502	$0	$0	$40,502

Total Investments	$40,502	$131,440	$0	$171,942

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	9	0	10
Over the counter	0	13	0	13

	$1	$22	$0	$23
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(992)	$(1)	$0	$(993)

Total Financial Derivative Instruments	$(991)	$21	$0	$(970)

Totals	$39,511	$131,461	$0	$170,972

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio's shares is based on the Portfolio's net asset value (“NAV”). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for The Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using such data reflecting the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Sources or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Frequent or Excessive Purchases, Exchanges and Redemptions" section in the Portfolio's prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in a combination of affiliated and unaffiliated Funds, which may or may not be registered under the Act. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”). The Portfolio may invest in such funds to the extent permitted under the Act. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2022 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$12,293	$1,538	$0	$0	$(1,848)	$11,983	$436	$0
PIMCO Short-Term Floating NAV Portfolio III	37,802	48,250	(57,500)	(162)	129	28,519	250	0
Totals	$50,095	$49,788	$(57,500)	$(162)	$(1,719)	$40,502	$686	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	CBK	Citibank N.A.	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.	FICC	Fixed Income Clearing Corporation	TOR	The Toronto-Dominion Bank

Currency Abbreviations:
CAD	Canadian Dollar	GBP	British Pound	USD (or $)	United States Dollar
EUR	Euro	PEN	Peruvian New Sol

Index/Spread Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	EAFE	Europe, Australasia, and Far East Stock Index	US0003M	ICE 3-Month USD LIBOR
CDX.IG	Credit Derivatives Index - Investment Grade	S&P 500	Standard & Poor's 500 Index

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International
ALT	Alternate Loan Trust	DAC	Designated Activity Company	TBA	To-Be-Announced

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 132.3% ¤
CORPORATE BONDS & NOTES 0.6%
BANKING & FINANCE 0.6%
ING Bank NV 2.625% due 12/05/2022	$500	$499
NatWest Group PLC
4.519% due 06/25/2024 •	300	297
5.191% (US0003M + 1.550%) due 06/25/2024 ~	400	399
UniCredit SpA 7.830% due 12/04/2023	1,650	1,664

Total Corporate Bonds & Notes (Cost $2,851)		2,859

U.S. GOVERNMENT AGENCIES 3.5%
Fannie Mae
2.030% due 11/01/2035 •	3	3
2.059% due 10/01/2044 •	2	2
2.739% due 01/01/2036 •	10	10
2.788% due 05/25/2035 ~	9	9
3.397% due 11/01/2034 •	6	7
3.434% due 05/25/2042 •	2	2
3.995% due 07/01/2035 •	5	5
Freddie Mac
2.059% due 02/25/2045 ~	24	25
2.350% due 01/01/2034 •	1	1
2.723% due 07/15/2044 •	203	200
3.029% due 10/01/2036 •	25	24
3.268% due 09/15/2042 ~	295	293
3.491% due 09/01/2036 •	20	20
3.567% due 07/01/2036 •	55	57
Ginnie Mae
1.968% due 04/20/2067 ~	266	262
3.858% due 08/20/2068 •	354	344
U.S. Small Business Administration 5.510% due 11/01/2027	46	46
Uniform Mortgage-Backed Security, TBA
2.500% due 11/01/2051	300	251
3.000% due 10/01/2052 - 11/01/2052	6,400	5,571
4.000% due 11/01/2052	11,028	10,228
4.500% due 11/01/2052	1,400	1,333

Total U.S. Government Agencies (Cost $19,213)		18,693

U.S. TREASURY OBLIGATIONS 79.3%
U.S. Treasury Bonds
3.000% due 05/15/2045 (j)	80	67
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2023	32,924	32,596
0.125% due 07/15/2024	31,942	30,855
0.125% due 10/15/2024	16,167	15,550
0.125% due 04/15/2025	5,276	5,006
0.125% due 10/15/2025	26,262	24,816
0.125% due 04/15/2026	24,413	22,807
0.125% due 07/15/2026	14,362	13,432
0.125% due 10/15/2026	132,741	123,698
0.125% due 04/15/2027	7,660	7,066
0.125% due 01/15/2030	6,863	6,072
0.125% due 07/15/2030 (f)(j)	1,132	998
0.125% due 01/15/2032	2,886	2,497
0.250% due 01/15/2025	12,008	11,494
0.250% due 07/15/2029 (f)(j)	1,216	1,097
0.375% due 07/15/2023 (f)	4,695	4,622
0.375% due 07/15/2025	11,714	11,197
0.375% due 07/15/2025 (j)	2,873	2,747
0.375% due 01/15/2027 (f)(j)	3,998	3,736
0.375% due 07/15/2027 (j)	339	317
0.500% due 04/15/2024	9,351	9,087
0.500% due 01/15/2028	9,401	8,729
0.625% due 04/15/2023	8,739	8,609
0.625% due 01/15/2024 (h)	8,157	7,966
0.625% due 01/15/2026	13,254	12,655
0.625% due 07/15/2032	8,464	7,686
0.625% due 02/15/2043 (j)	193	149

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2022 (Unaudited)

0.750% due 07/15/2028		16,382	15,403
0.750% due 02/15/2045 (j)		2,013	1,555
0.875% due 01/15/2029		13,693	12,884
1.000% due 02/15/2046 (j)		750	609
1.375% due 02/15/2044 (j)		127	113
1.750% due 01/15/2028 (j)		1,942	1,924
2.125% due 02/15/2040 (j)		315	329
2.375% due 01/15/2025		8,142	8,174
2.500% due 01/15/2029 (j)		2,263	2,343
3.875% due 04/15/2029 (f)		679	761
3.875% due 04/15/2029 (f)(j)		135	151

Total U.S. Treasury Obligations (Cost $460,990)			419,797

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Alliance Bancorp Trust 3.564% due 07/25/2037 ~		133	113
Banc of America Mortgage Trust
2.447% due 11/25/2035 ^~		7	7
3.316% due 06/25/2035 ~		15	13
Bear Stearns Adjustable Rate Mortgage Trust
2.702% due 01/25/2035 ~		39	40
3.256% due 03/25/2035 ~		28	26
3.439% due 07/25/2036 ^~		20	18
Citigroup Mortgage Loan Trust 3.878% due 09/25/2037 ^~		115	104
Countrywide Alternative Loan Trust
3.188% due 12/20/2046 ^•		586	483
3.324% due 06/25/2036 ~		356	328
5.000% due 07/25/2035		46	29
6.000% due 02/25/2037 ^		124	59
Countrywide Home Loan Mortgage Pass-Through Trust
3.617% due 10/20/2035 ~		871	824
3.678% due 08/25/2034 ^~		1	1
Credit Suisse Mortgage Capital Certificates
3.234% due 09/29/2036 •		234	226
5.642% due 10/26/2036 ~		31	26
Eurosail PLC 3.176% due 06/13/2045 •	GBP	165	183
First Horizon Alternative Mortgage Securities Trust
3.112% due 06/25/2034 ~		$4	4
6.000% due 02/25/2037 ^		39	17
GreenPoint Mortgage Funding Trust
3.444% due 09/25/2046 ~		76	68
3.624% due 11/25/2045 •		5	5
GSR Mortgage Loan Trust 2.997% due 01/25/2035 ~		8	7
HarborView Mortgage Loan Trust 3.473% due 03/19/2036 ^•		19	17
IndyMac INDA Mortgage Loan Trust 3.136% due 11/25/2035 ^~		6	5
JP Morgan Mortgage Trust
2.650% due 02/25/2035 ~		15	14
4.198% due 07/25/2035 ~		7	7
4.237% due 08/25/2035 ~		15	14
Lehman XS Trust 5.384% due 12/25/2037 •		408	412
MASTR Adjustable Rate Mortgages Trust 3.819% due 11/21/2034 ~		7	6
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 3.558% due 09/15/2030 ~		44	44
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		691	651
Residential Accredit Loans, Inc. Trust
1.778% due 10/25/2037 ~		22	20
2.464% due 09/25/2045 •		54	48
Residential Asset Securitization Trust 3.484% due 05/25/2035 •		53	37
Sequoia Mortgage Trust 3.393% due 07/20/2036 ~		73	64
Structured Adjustable Rate Mortgage Loan Trust
2.504% due 01/25/2035 ^~		6	5
3.624% due 02/25/2034 ~		4	4
Structured Asset Mortgage Investments Trust
3.504% due 04/25/2036 •		4	4
3.653% due 10/19/2034 •		6	5
Towd Point Mortgage Funding 2.833% due 10/20/2051 •	GBP	638	711
WaMu Mortgage Pass-Through Certificates Trust
1.874% due 05/25/2047 •		$101	89
2.815% due 08/25/2035 ~		2	2
3.066% due 12/25/2035 ~		48	45

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2022 (Unaudited)

Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035		10	8

Total Non-Agency Mortgage-Backed Securities (Cost $5,041)			4,793

ASSET-BACKED SECURITIES 12.0%
522 Funding CLO Ltd. 3.750% due 10/20/2031 •		1,200	1,173
ACAS CLO Ltd. 3.630% due 10/18/2028 •		289	284
Allegro CLO Ltd. 3.905% due 10/16/2031 •		700	687
American Money Management Corp. CLO Ltd.
3.463% due 04/14/2029 •		473	470
3.862% due 11/10/2030 •		300	296
Apidos CLO
3.640% due 07/18/2029 •		600	588
3.660% due 10/20/2030 •		500	486
3.670% due 07/17/2030 ~		600	588
Arbor Realty Commercial Real Estate Notes Ltd. 3.735% due 01/15/2037 •		1,200	1,170
Ares CLO Ltd.
3.382% due 01/15/2029 ~		341	335
3.562% due 01/15/2032 •		300	293
Argent Securities Trust
3.384% due 07/25/2036 ~		255	223
3.404% due 05/25/2036 ~		577	153
3.564% due 05/25/2035 •		64	57
Armada Euro CLO DAC 0.720% due 07/15/2031 ~	EUR	700	662
Asset-Backed Funding Certificates Trust 3.224% due 10/25/2036 ~		$804	739
Atlas Senior Loan Fund Ltd. 3.839% due 04/22/2031 ~		500	487
Babson CLO Ltd. 3.700% due 01/20/2031 •		700	687
Bain Capital Credit CLO Ltd. 3.680% due 07/20/2030 •		500	492
BDS Ltd. 4.039% due 08/15/2036 ~		22	22
Birch Grove CLO Ltd. 4.423% due 06/15/2031 •		300	295
Black Diamond CLO DAC 1.810% due 10/03/2029 •	EUR	30	29
Blackrock European CLO DAC 0.620% due 10/15/2031 ~		500	471
BPCRE Holder LLC 5.418% due 01/16/2037 •		$500	491
Brookside Mill CLO Ltd. 3.560% due 01/17/2028 •		11	11
Carlyle Euro CLO DAC
0.700% due 01/15/2031 ~	EUR	700	668
0.951% due 08/15/2030 •		1,396	1,338
Carlyle Global Market Strategies Euro CLO DAC 1.071% due 11/15/2031 ~		900	853
Carlyle U.S. CLO Ltd. 3.710% due 04/20/2031 •		$700	681
Carrington Mortgage Loan Trust 3.960% due 07/20/2030 ~		700	690
CIFC Funding Ltd. 3.930% due 07/20/2030 •		400	394
CIT Mortgage Loan Trust
4.434% due 10/25/2037 •		123	122
4.584% due 10/25/2037 •		600	561
Citigroup Mortgage Loan Trust
3.544% due 12/25/2036 •		37	27
3.579% due 10/25/2036 ~		400	384
Countrywide Asset-Backed Certificates
3.334% due 03/25/2037 ~		195	184
4.284% due 10/25/2035 •		14	13
Countrywide Asset-Backed Certificates Trust
3.274% due 11/25/2037 •		502	463
3.824% due 08/25/2047 ~		108	104
Credit-Based Asset Servicing & Securitization LLC
1.744% due 07/25/2037 ~		9	6
1.844% due 07/25/2037 ~		38	26
Crestline Denali CLO Ltd. 3.923% due 10/23/2031 ~		300	293
CVC Cordatus Loan Fund DAC
0.650% due 10/15/2031 •	EUR	800	757
1.630% due 09/15/2031 ~		400	380
Denali Capital CLO Ltd. 3.562% due 04/15/2031 ~		$499	488

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2022 (Unaudited)

Dryden CLO Ltd. 3.731% due 01/17/2033 ~		400	384
Dryden Euro CLO DAC 1.181% due 05/15/2034 •		400	379
Dryden Senior Loan Fund 3.412% due 04/15/2029 ~		$273	270
Ellington Loan Acquisition Trust 4.184% due 05/25/2037 •		22	21
Euro-Galaxy CLO DAC 0.765% due 04/24/2034 •	EUR	500	473
Fremont Home Loan Trust 3.219% due 10/25/2036 ~		$93	84
Galaxy CLO Ltd. 3.482% due 10/15/2030 •		400	393
Gallatin CLO Ltd. 3.782% due 01/21/2028 ~		366	364
GoldenTree Loan Management U.S. CLO Ltd. 3.620% due 11/20/2030 ~		900	878
GSAA Home Equity Trust 6.720% due 03/25/2046 þ		42	26
GSAMP Trust
3.154% due 12/25/2036 •		45	24
4.059% due 03/25/2035 ^•		74	67
Harvest CLO DAC
0.727% due 10/20/2031 •	EUR	500	474
1.770% due 06/26/2030 •		890	849
Home Equity Asset Trust 3.759% due 02/25/2036 •		$303	293
IndyMac INDB Mortgage Loan Trust 3.224% due 07/25/2036 ~		229	74
JP Morgan Mortgage Acquisition Trust 3.294% due 10/25/2036 •		30	30
Jubilee CLO DAC
0.600% due 04/15/2030 •	EUR	300	287
1.800% due 12/15/2029 •		1,288	1,247
KKR CLO Ltd. 3.680% due 07/18/2030 •		$900	883
LCM LP
3.608% due 07/19/2027 •		243	239
3.642% due 10/15/2031 ~		600	583
3.750% due 07/20/2031 •		1,300	1,264
LCM Ltd.
3.577% due 07/20/2030 •		1,600	1,574
3.582% due 04/15/2031 •		600	585
3.780% due 01/20/2031 ~		500	490
Lehman XS Trust
3.404% due 05/25/2036 •		79	86
4.292% due 06/25/2036 þ		118	115
LoanCore Issuer Ltd. 3.834% due 01/17/2037 ~		600	582
Long Beach Mortgage Loan Trust 3.324% due 08/25/2036 ~		503	216
Madison Park Euro Funding DAC 0.750% due 01/15/2032 ~	EUR	700	661
Madison Park Funding Ltd.
3.262% due 04/15/2029 •		$770	758
3.589% due 04/22/2027 •		337	332
3.739% due 07/27/2031 •		1,000	983
3.903% due 04/25/2032 •		800	781
Magnetite Ltd. 3.492% due 04/15/2031 •		696	685
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	151	146
Marathon CLO Ltd. 3.854% due 11/21/2027 ~		$90	90
MASTR Asset-Backed Securities Trust 3.234% due 10/25/2036 ~		170	58
MF1 Ltd. 5.174% due 06/19/2037 •		700	687
MidOcean Credit CLO 3.836% due 01/29/2030 ~		266	262
Morgan Stanley Mortgage Loan Trust
6.000% due 02/25/2037 ^~		49	33
6.410% due 11/25/2036 þ		693	168
Mountain View CLO LLC 3.830% due 10/16/2029 ~		751	734
Neuberger Berman CLO Ltd. 3.670% due 10/18/2029 ~		800	785
New Century Home Equity Loan Trust 3.849% due 02/25/2035 ~		80	76
OAK Hill European Credit Partners DAC 0.777% due 01/20/2032 ~	EUR	492	470
Oak Hill European Credit Partners DAC 0.787% (EUR003M + 0.740%) due 10/20/2031 ~		300	285

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2022 (Unaudited)

OCP Euro CLO DAC 0.820% due 01/15/2032 •		1,600	1,536
Octagon Investment Partners Ltd.
3.700% due 04/16/2031 •		$1,700	1,671
3.905% due 02/14/2031 •		700	684
Octagon Loan Funding Ltd. 4.141% due 11/18/2031 ~		400	391
OZLM Ltd. 4.032% due 10/30/2030 •		692	683
Palmer Square European Loan Funding DAC 0.720% due 10/15/2031 •	EUR	596	566
Palmer Square Loan Funding Ltd.
3.312% due 10/15/2029 •		$870	850
3.784% due 05/20/2029 ~		1,076	1,064
Renaissance Home Equity Loan Trust 4.184% due 09/25/2037 ~		926	448
Residential Asset Securities Corp. Trust
3.544% due 06/25/2036 •		185	176
3.579% due 04/25/2036 •		90	89
Saxon Asset Securities Trust 3.394% due 09/25/2037 •		112	107
Securitized Asset-Backed Receivables LLC Trust
3.384% due 07/25/2036 •		291	138
3.404% due 07/25/2036 ~		136	54
3.524% due 10/25/2036 •		3,992	1,491
3.584% due 05/25/2036 ~		472	268
SLM Student Loan Trust
3.333% due 10/25/2064 •		358	350
4.283% due 04/25/2023 •		534	531
Sound Point CLO Ltd.
3.683% due 01/23/2029 ~		244	242
3.690% due 10/20/2030 ~		1,300	1,277
3.763% due 07/25/2030 •		1,000	982
3.773% due 01/23/2029 •		527	523
3.890% due 04/18/2031 ~		600	585
Soundview Home Loan Trust 3.284% due 06/25/2037 ~		593	426
Structured Asset Securities Corp. Mortgage Loan Trust 4.064% due 04/25/2035 •		74	72
Symphony CLO Ltd. 3.433% due 07/14/2026 •		19	19
Symphony Static CLO Ltd. 3.613% due 10/25/2029 •		459	447
TCW CLO Ltd. 3.753% due 04/25/2031 •		500	489
TIAA CLO Ltd. 3.910% due 07/20/2031 •		500	486
Toro European CLO DAC 0.920% due 07/15/2030 •	EUR	609	589
TPG Real Estate Finance Issuer Ltd. 3.935% due 02/15/2039 •		$400	390
Venture CLO Ltd.
3.392% due 07/15/2027 •		35	35
3.730% due 04/20/2029 ~		409	407
3.840% due 04/20/2032 •		700	686
3.895% due 09/07/2030 ~		400	393
3.942% due 07/30/2032 ~		300	290
Vibrant CLO Ltd. 3.830% due 07/20/2032 •		400	390
VMC Finance LLC 4.184% due 02/18/2039 •		1,400	1,351
Voya CLO Ltd. 3.492% due 06/07/2030 •		700	689
Wellfleet CLO Ltd. 3.880% due 07/20/2032 ~		800	773

Total Asset-Backed Securities (Cost $67,628)			63,487

SOVEREIGN ISSUES 7.7%
Argentina Government International Bond
0.500% due 07/09/2030 þ		228	40
1.500% due 07/09/2035 þ		150	28
47.331% (BADLARPP) due 10/04/2022 ~	ARS	100	0
Australia Government International Bond 3.000% due 09/20/2025 (c)	AUD	2,274	1,524
Canada Government Real Return Bond 4.250% due 12/01/2026 (c)	CAD	1,046	840
France Government International Bond
0.100% due 03/01/2026 (c)	EUR	2,556	2,551
0.100% due 07/25/2031 (c)		2,894	2,793
0.100% due 07/25/2038 (c)		2,186	1,951
0.250% due 07/25/2024 (c)		829	840
2.100% due 07/25/2023 (c)		2,710	2,734

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2022 (Unaudited)

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)		1,129	967
1.400% due 05/26/2025 (c)		9,831	9,621
Japan Government International Bond
0.005% due 03/10/2031 (c)	JPY	82,551	606
0.100% due 03/10/2028 (c)		101,527	738
0.100% due 03/10/2029 (c)		359,062	2,617
Mexico Government International Bond 7.750% due 05/29/2031	MXN	7,972	352
New Zealand Government International Bond 2.000% due 09/20/2025 (c)	NZD	2,335	1,318
Peru Government International Bond 5.940% due 02/12/2029	PEN	700	155
Provincia de Buenos Aires 62.098% due 04/12/2025	ARS	980	3
Qatar Government International Bond 3.875% due 04/23/2023		$400	399
Saudi Government International Bond 4.000% due 04/17/2025		260	255
United Kingdom Gilt
0.125% due 03/22/2024 (c)	GBP	1,699	1,937
0.125% due 08/10/2028 (c)		2,446	2,743
0.125% due 03/22/2058 (c)		805	1,051
1.250% due 11/22/2027 (c)		3,078	3,658
1.875% due 11/22/2022 (c)		834	939

Total Sovereign Issues (Cost $49,605)			40,660

		SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Bank of America Corp. 5.875% due 03/15/2028 •(d)		230,000	198

Total Preferred Securities (Cost $230)			198

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 28.3%
REPURCHASE AGREEMENTS (e) 22.5%			118,987

U.S. TREASURY BILLS 5.8%
2.262% due 10/06/2022 - 12/15/2022 (a)(b)(h)(j)		$30,716	30,637

Total Short-Term Instruments (Cost $149,635)			149,624

Total Investments in Securities (Cost $755,193)			700,111

		SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		67,692	657

Total Short-Term Instruments (Cost $657)			657

Total Investments in Affiliates (Cost $657)			657

Total Investments 132.4% (Cost $755,850)			$700,768
Financial Derivative Instruments (g)(i) (7.0)%(Cost or Premiums, net $(959))			(36,924)
Other Assets and Liabilities, net (25.4)%			(134,597)

Net Assets 100.0%			$529,247

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	2.850%	09/30/2022	10/03/2022	$26,500	U.S. Treasury Notes 0.750% due 03/31/2026	$(27,021)	$26,500	$26,506
2.950	09/30/2022	10/03/2022	11,200	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2024	(11,411)	11,200	11,203
DEU	2.920	09/30/2022	10/03/2022	26,500	U.S. Treasury Notes 4.250% due 09/30/2024	(27,027)	26,500	26,506
FICC	1.150	09/30/2022	10/03/2022	875	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	(893)	875	875
SAL	2.970	09/30/2022	10/03/2022	26,500	U.S. Treasury Notes 2.750% due 05/15/2025	(27,263)	26,500	26,507
SSB	1.150	09/30/2022	10/03/2022	912	U.S. Treasury Notes 1.875% due 06/30/2026(2)	(930)	912	912
TDM	2.970	09/30/2022	10/03/2022	26,500	U.S. Treasury Notes 0.875% - 2.750% due 11/15/2023 - 01/31/2024	(27,241)	26,500	26,507

Total Repurchase Agreements	$(121,786)	$118,987	$119,016

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(3)	Payable for Sale-Buyback Transactions(4)

BCY	2.760%	09/26/2022	10/03/2022	$(3,541)	$(3,543)
3.070	09/30/2022	10/03/2022	(5,233)	(5,234)
3.090	09/23/2022	10/14/2022	(1,540)	(1,541)
BOS	3.040	09/30/2022	10/03/2022	(7,798)	(7,800)
BPG	3.080	10/04/2022	10/05/2022	(25,054)	(25,054)
3.100	10/04/2022	10/05/2022	(15,302)	(15,302)
3.110	10/03/2022	10/04/2022	(155,507)	(155,507)
GSC	3.150	09/30/2022	10/03/2022	(2,234)	(2,235)
MSC	3.050	09/22/2022	10/03/2022	(101,925)	(102,020)

Total Sale-Buyback Transactions	$(318,236)

(f)	Securities with an aggregate market value of $316,578 have been pledged as collateral under the terms of master agreements as of September 30, 2022.
(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(239,986) at a weighted average interest rate of 0.716%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Payable for sale-buyback transactions includes $(18) of deferred price drop.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2022 (Unaudited)

PURCHASED OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Call - NYMEX Natural Gas December 2022 Futures	$15.000	11/25/2022	9	90	$27	$14

Total Purchased Options	$27	$14

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CMX Gold December 2022 Futures	$1,900.000	11/22/2022	18	2	$(8)	$(6)
Call - CMX Gold December 2022 Futures	2,000.000	11/22/2022	19	2	(48)	(2)
Call - CMX Gold December 2022 Futures	2,100.000	11/22/2022	17	2	(55)	(1)
Call - CMX Gold December 2022 Futures	2,200.000	11/22/2022	33	3	(81)	(1)
Call - CMX Gold November 2022 Futures	1,800.000	10/26/2022	18	2	(16)	(5)
Put - NYMEX Crude December 2022 Futures	80.000	11/16/2022	2	2	(8)	(14)
Call - NYMEX Crude December 2022 Futures	100.000	11/16/2022	10	10	(39)	(11)
Call - NYMEX Crude December 2022 Futures	102.000	11/16/2022	2	2	(6)	(2)
Put - NYMEX Crude December 2023 Futures	65.000	11/15/2023	1	1	(11)	(11)
Put - NYMEX Crude June 2023 Futures	70.000	05/17/2023	1	1	(10)	(10)
Put - NYMEX Crude June 2023 Futures	75.000	05/17/2023	4	4	(29)	(52)
Put - NYMEX Natural Gas December 2022 Futures	6.000	11/25/2022	4	40	(12)	(20)
Put - NYMEX Natural Gas December 2022 Futures	6.500	11/25/2022	68	680	(334)	(502)
Put - NYMEX Natural Gas December 2022 Futures	7.000	11/25/2022	7	70	(36)	(72)
Put - NYMEX Natural Gas January 2023 Futures	5.000	12/27/2022	1	10	(9)	(3)
Put - NYMEX Natural Gas March 2023 Futures	4.250	02/23/2023	1	10	(9)	(5)
Put - NYMEX Natural Gas November 2022 Futures	8.000	10/26/2022	12	120	(69)	(187)
Call - NYMEX WTI-Brent Crude Spread October 2022 Futures	5.000	10/28/2022	2	2	(3)	0
Put - NYMEX WTI-Brent Crude Spread October 2022 Futures	8.000	10/28/2022	2	2	(2)	(1)

Total Written Options	$(785)	$(905)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month Euribor March Futures	03/2023	163	$38,819	$(1,227)	$46	$0
Arabica Coffee March Futures	03/2023	4	319	3	0	(6)
Brent 1st Line vs. Dubai 1st Line April Futures	04/2023	1	3	2	0	0
Brent 1st Line vs. Dubai 1st Line August Futures	08/2023	1	3	2	0	0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2023	1	3	2	0	0
Brent 1st Line vs. Dubai 1st Line February Futures	02/2023	1	3	2	0	0
Brent 1st Line vs. Dubai 1st Line January Futures	01/2023	1	3	2	0	0
Brent 1st Line vs. Dubai 1st Line July Futures	07/2023	1	3	2	0	0
Brent 1st Line vs. Dubai 1st Line June Futures	06/2023	1	3	2	0	0
Brent 1st Line vs. Dubai 1st Line March Futures	03/2023	1	3	2	0	0
Brent 1st Line vs. Dubai 1st Line May Futures	05/2023	1	3	2	0	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2023	1	3	2	0	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2023	1	3	2	0	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2023	1	3	2	0	0
Brent Crude June Futures	04/2023	74	5,769	(544)	0	(127)
Brent Crude June Futures	04/2024	8	580	(103)	0	(12)
Brent Crude March Futures	01/2024	4	294	(40)	0	(6)
Brent Crude September Futures	07/2023	4	305	(43)	0	(7)
California Carbon Allowance December Futures	12/2023	72	2,074	5	21	0
California Carbon Allowance Vintage December Futures	12/2022	156	4,173	(114)	42	0
Cocoa December Futures	12/2022	16	377	(3)	5	0
Copper December Futures	12/2022	9	768	(23)	0	(1)
Corn March Futures	03/2023	5	171	1	2	0
Euro-Bund 10-Year Bond December Futures	12/2022	109	14,794	(769)	106	(44)
Euro-Mill Wheat December Futures	12/2022	15	262	(20)	3	(1)
European Climate Exchange December Futures	12/2022	4	262	(54)	6	0
Gas Oil January Futures	01/2023	11	976	(69)	0	(21)
Gas Oil March Futures	03/2023	7	600	(40)	0	(10)
Hard Red Winter Wheat December Futures	12/2022	1	49	0	1	0
Hard Red Winter Wheat March Futures	03/2023	2	99	5	2	0
Henry Hub Natural Gas April Futures	03/2024	3	32	1	0	0
Henry Hub Natural Gas August Futures	07/2024	3	33	2	0	0
Henry Hub Natural Gas December Futures	11/2024	3	39	7	0	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2022 (Unaudited)

Henry Hub Natural Gas February Futures	01/2024	3	41	9	1	0
Henry Hub Natural Gas January Futures	12/2023	3	43	11	1	0
Henry Hub Natural Gas July Futures	06/2024	3	33	1	0	0
Henry Hub Natural Gas June Futures	05/2024	3	33	1	0	0
Henry Hub Natural Gas March Futures	02/2024	3	38	6	1	0
Henry Hub Natural Gas May Futures	04/2024	3	32	0	0	0
Henry Hub Natural Gas November Futures	10/2024	3	36	4	0	0
Henry Hub Natural Gas October Futures	09/2024	3	34	2	0	0
Henry Hub Natural Gas September Futures	08/2024	3	33	2	0	0
Iron Ore January Futures	01/2023	50	464	(30)	0	(1)
Iron Ore November Futures	11/2022	30	283	(39)	0	0
Live Cattle December Futures	12/2022	22	1,294	(24)	0	(6)
Low Sulphur Gasoil 1st Line vs Brent 1st Line April Futures	04/2023	1	34	4	0	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line August Futures	08/2023	1	33	2	0	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line December Futures	12/2023	1	32	1	1	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line July Futures	07/2023	1	33	2	0	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line June Futures	06/2023	1	33	3	0	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line May Futures	05/2023	1	33	3	0	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line November Futures	11/2023	1	32	1	1	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line October Futures	10/2023	1	32	2	1	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line September Futures	09/2023	1	32	2	0	0
Natural Gas February Futures	01/2023	9	624	3	0	(7)
Natural Gas May Futures	04/2023	1	48	3	1	0
Natural Gas October Futures	09/2023	6	298	(28)	3	0
Natural Gas October Futures	09/2024	3	135	0	1	0
RBOB Gasoline December Futures	11/2022	2	191	(17)	0	(3)
RBOB Gasoline June Futures	05/2023	2	199	(25)	0	(2)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line December Futures	12/2022	1	(7)	(5)	0	0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line November Futures	11/2022	1	(7)	(5)	1	0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line October Futures	10/2022	1	(9)	(7)	1	0
Soybean January Futures	01/2023	23	1,582	(81)	0	(52)
Soybean Meal January Futures	01/2023	73	2,929	(126)	0	(27)
Soybean Meal March Futures	03/2023	2	79	(2)	0	(1)
Soybean November Futures	11/2023	2	134	(1)	0	(2)
Soybean Oil March Futures	03/2023	5	180	(10)	0	(6)
U.S. Treasury 10-Year Note December Futures	12/2022	35	3,922	4	5	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	119	16,303	(964)	0	(193)
Wheat December Futures	12/2022	28	1,290	159	34	(1)
WTI Crude December Futures	11/2022	78	6,140	(664)	0	(133)
WTI Crude December Futures	11/2023	35	2,438	(373)	0	(50)
WTI Crude December Futures	11/2025	5	312	(46)	0	(5)
WTI Crude March Futures	02/2023	9	680	(118)	0	(15)
WTI Houston (Argus) vs. WTI Trade April Futures	03/2023	1	2	0	0	0
WTI Houston (Argus) vs. WTI Trade August Futures	07/2023	1	2	1	0	0
WTI Houston (Argus) vs. WTI Trade December Futures	11/2023	1	2	1	0	0
WTI Houston (Argus) vs. WTI Trade February Futures	01/2023	1	2	1	0	0
WTI Houston (Argus) vs. WTI Trade January Futures	12/2022	1	2	1	0	0
WTI Houston (Argus) vs. WTI Trade July Futures	06/2023	1	2	1	0	0
WTI Houston (Argus) vs. WTI Trade June Futures	05/2023	1	2	0	0	0
WTI Houston (Argus) vs. WTI Trade March Futures	02/2023	1	2	1	0	0
WTI Houston (Argus) vs. WTI Trade May Futures	04/2023	1	2	0	0	0
WTI Houston (Argus) vs. WTI Trade November Futures	10/2023	1	2	1	0	0
WTI Houston (Argus) vs. WTI Trade October Futures	09/2023	1	2	1	0	0
WTI Houston (Argus) vs. WTI Trade September Futures	08/2023	1	2	1	0	0
WTI-Brent April Futures	04/2023	1	(4)	0	0	0
WTI-Brent August Futures	08/2023	1	(5)	0	0	0
WTI-Brent December Futures	12/2023	1	(5)	0	0	0
WTI-Brent February Futures	02/2023	1	(4)	0	0	0
WTI-Brent January Futures	01/2023	1	(4)	0	0	0
WTI-Brent July Futures	07/2023	1	(5)	0	0	0
WTI-Brent June Futures	06/2023	1	(5)	0	0	0
WTI-Brent March Futures	03/2023	1	(4)	0	0	0
WTI-Brent May Futures	05/2023	1	(5)	0	0	0
WTI-Brent November Futures	11/2023	1	(5)	0	0	0
WTI-Brent October Futures	10/2023	1	(5)	0	0	0
WTI-Brent September Futures	09/2023	1	(5)	0	0	0

				$(5,332)	$286	$(739)

SHORT FUTURES CONTRACTS
					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum January Futures	01/2023	26	$(1,410)	$49	$56	$(7)
Arabica Coffee December Futures	12/2022	5	(415)	(22)	8	0
Australia Government 3-Year Bond December Futures	12/2022	22	(1,500)	15	0	(7)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2022 (Unaudited)

Australia Government 10-Year Bond December Futures	12/2022	8	(599)	11	0	(10)
Brent 1st Line vs. Dubai 1st Line December Futures	12/2022	5	(14)	4	0	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2022	7	(13)	11	1	0
Brent Crude December Futures	10/2022	70	(5,960)	840	141	0
Brent Crude December Futures	10/2023	43	(3,216)	380	68	0
Brent Crude December Futures	10/2024	12	(850)	135	16	0
Brent Crude December Futures	10/2025	2	(137)	1	2	0
Call Options Strike @ USD 100.000 on Brent Crude June 2023 Futures (2)	04/2023	2	(10)	5	1	0
Call Options Strike @ USD 113.000 on Brent Crude December 2022 Futures (2)	10/2022	4	(1)	8	0	0
Corn December Futures	12/2022	96	(3,252)	(350)	0	(38)
Corn December Futures	12/2023	3	(93)	0	0	0
Cotton No. 2 March Futures	03/2023	1	(42)	2	0	0
Euro-Bobl December Futures	12/2022	78	(9,154)	222	2	(45)
Euro-BTP December Futures	12/2022	100	(10,975)	499	43	(113)
Euro-BTP Italy Government Bond December Futures	12/2022	82	(8,464)	109	0	(44)
Euro-Buxl 30-Year Bond December Futures	12/2022	19	(2,731)	271	57	(21)
Euro-OAT France Government 10-Year Bond December Futures	12/2022	57	(7,381)	388	30	(51)
Euro-Schatz December Futures	12/2022	230	(24,156)	236	0	(55)
Gas Oil December Futures	12/2022	2	(180)	15	4	0
Gas Oil February Futures	02/2023	16	(1,396)	93	27	0
Gold 100 oz. December Futures	12/2022	25	(4,180)	66	0	(9)
Hard Red Winter Wheat December Futures	12/2022	11	(545)	(52)	0	(12)
Henry Hub Natural Gas April Futures	03/2025	2	(21)	0	0	0
Henry Hub Natural Gas August Futures	07/2025	2	(22)	(1)	0	0
Henry Hub Natural Gas December Futures	11/2025	2	(25)	(4)	0	0
Henry Hub Natural Gas February Futures	01/2025	2	(26)	(5)	0	0
Henry Hub Natural Gas January Futures	12/2024	2	(27)	(6)	0	0
Henry Hub Natural Gas July Futures	06/2025	2	(22)	(1)	0	0
Henry Hub Natural Gas June Futures	05/2025	2	(21)	0	0	0
Henry Hub Natural Gas March Futures	02/2025	2	(24)	(3)	0	0
Henry Hub Natural Gas May Futures	04/2025	2	(21)	0	0	0
Henry Hub Natural Gas November Futures	10/2025	2	(23)	(2)	0	0
Henry Hub Natural Gas October Futures	09/2025	2	(22)	(1)	0	0
Henry Hub Natural Gas September Futures	08/2025	2	(22)	(1)	0	0
Japan Government 10-Year Bond December Futures	12/2022	35	(35,863)	7	0	(77)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini April Futures	04/2023	1	(34)	(1)	1	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini August Futures	08/2023	1	(33)	(1)	0	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini December Futures	12/2023	1	(32)	0	0	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini July Futures	07/2023	1	(33)	(1)	0	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini June Futures	06/2023	1	(33)	(1)	0	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini May Futures	05/2023	1	(33)	(1)	1	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini November Futures	11/2023	1	(32)	0	0	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini October Futures	10/2023	1	(33)	(1)	0	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini September Futures	09/2023	1	(33)	(1)	0	0
Lead January Futures	01/2023	12	(572)	(24)	1	(25)
Lean Hogs December Futures	12/2022	35	(1,067)	142	0	(7)
Natural Gas December Futures	11/2022	5	(353)	13	4	0
Natural Gas January Futures	12/2022	13	(942)	57	10	0
Natural Gas January Futures	12/2023	7	(398)	11	0	(6)
Natural Gas January Futures	12/2024	3	(159)	(3)	0	0
Natural Gas March Futures	02/2023	4	(241)	0	2	0
New York Harbor ULSD December Futures	11/2022	2	(263)	20	7	0
New York Harbor ULSD June Futures	05/2023	2	(232)	44	5	0
Nickel January Futures	01/2023	1	(127)	23	23	0
Platinum January Futures	01/2023	1	(43)	(1)	0	0
Put Options Strike @ USD 75.000 on Brent Crude June 2023 Futures (2)	04/2023	6	(64)	(20)	0	(5)
Put Options Strike @ USD 80.000 on Brent Crude June 2023 Futures (2)	04/2023	5	(66)	(19)	0	(5)
Put Options Strike @ USD 85.000 on Brent Crude June 2023 Futures (2)	04/2023	15	(244)	(69)	0	(17)
Put Options Strike @ USD 87.000 on Brent Crude June 2023 Futures (2)	04/2023	11	(193)	(52)	0	(13)
RBOB Gasoline March Futures	02/2023	1	(93)	5	1	0
Silver December Futures	12/2022	4	(381)	(1)	0	(7)
Soybean March Futures	03/2023	1	(69)	4	2	0
Soybean Oil January Futures	01/2023	7	(256)	12	9	0
Sugar No. 11 March Futures	02/2023	14	(277)	1	1	0
U.S. Treasury 2-Year Note December Futures	12/2022	131	(26,906)	28	2	(16)
U.S. Treasury 5-Year Note December Futures	12/2022	144	(15,473)	(22)	0	(31)
U.S. Treasury 10-Year Ultra December Futures	12/2022	79	(9,360)	549	40	0
U.S. Treasury 30-Year Bond December Futures	12/2022	361	(45,633)	3,164	220	(5)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2022 (Unaudited)

United Kingdom Long Gilt December Futures				12/2022	24		(2,583)	361		21	0
Wheat March Futures				03/2023	8		(373)	(34)		0	(10)
WTI Crude December Futures				11/2022	27		(2,125)	293		46	0
WTI Crude December Futures				11/2024	12		(784)	124		15	0
WTI Crude June Futures				05/2023	49		(3,577)	507		75	0

								$8,025		$942	$(636)

Total Futures Contracts								$2,693		$1,228	$(1,375)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2022	0.744%	EUR	200	$1	$(1)	$0	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2023	0.652		$200	(11)	12	1	0	0

							$(10)	$11	$1	$0	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(7)	1-Day GBP-SONIO Compounded-OIS	2.000%	Annual	03/15/2053	GBP	1,800	$553	$0	$553	$0	$(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	195,330	(3)	5	2	0	(2)
Pay(7)	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	10,300	0	(316)	(316)	13	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,000	3	31	34	0	(2)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		$600	31	23	54	2	0
Receive(7)	3-Month USD-LIBOR	1.840	Semi-Annual	11/15/2028		3,500	0	309	309	13	0
Receive(7)	3-Month USD-LIBOR	1.840	Semi-Annual	11/21/2028		1,900	0	167	167	7	0
Pay(7)	3-Month USD-LIBOR	1.975	Semi-Annual	11/15/2053		700	0	(162)	(162)	0	(8)
Pay(7)	3-Month USD-LIBOR	1.888	Semi-Annual	11/21/2053		400	0	(99)	(99)	0	(4)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	100	0	(4)	(4)	0	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		700	(3)	(58)	(61)	3	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		1,600	(9)	(134)	(143)	8	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		900	(7)	(75)	(82)	4	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		1,600	(6)	(115)	(121)	7	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		700	(3)	(50)	(53)	3	0
Pay	CPTFEMU	3.000	Maturity	05/15/2027		1,100	1	8	9	0	(11)
Pay	CPTFEMU	3.130	Maturity	05/15/2027		600	0	1	1	0	(6)
Pay	CPTFEMU	2.359	Maturity	08/15/2030		800	9	(2)	7	0	(9)
Receive	CPTFEMU	1.380	Maturity	03/15/2031		3,300	(24)	(509)	(533)	43	0
Pay	CPTFEMU	2.600	Maturity	05/15/2032		1,200	6	(3)	3	0	(14)
Pay	CPTFEMU	2.570	Maturity	06/15/2032		2,700	0	(23)	(23)	0	(33)
Pay	CPTFEMU	2.720	Maturity	06/15/2032		1,300	(7)	(23)	(30)	0	(16)
Pay	CPTFEMU	2.470	Maturity	07/15/2032		600	0	0	0	0	(7)
Pay	CPTFEMU	1.710	Maturity	03/15/2033		400	(1)	47	46	0	(5)
Receive	CPTFEMU	2.488	Maturity	05/15/2037		1,580	2	(12)	(10)	20	0
Receive	CPTFEMU	1.945	Maturity	11/15/2048		100	0	(16)	(16)	2	0
Receive	CPTFEMU	2.580	Maturity	03/15/2052		200	0	1	1	2	0
Receive	CPTFEMU	2.590	Maturity	03/15/2052		700	(13)	20	7	7	0
Receive	CPTFEMU	2.550	Maturity	04/15/2052		200	0	2	2	2	0
Receive	CPTFEMU	2.421	Maturity	05/15/2052		230	0	(6)	(6)	2	0
Pay	CPURNSA	2.210	Maturity	02/05/2023		$3,970	0	336	336	0	0
Pay	CPURNSA	2.263	Maturity	04/27/2023		2,120	0	167	167	2	0
Pay	CPURNSA	2.560	Maturity	05/08/2023		13,100	(2,128)	2,111	(17)	14	0
Pay	CPURNSA	2.263	Maturity	05/09/2023		630	0	50	50	1	0
Pay	CPURNSA	2.281	Maturity	05/10/2023		960	0	75	75	1	0
Pay	CPURNSA	2.703	Maturity	05/25/2026		130	0	9	9	0	0
Receive	CPURNSA	2.102	Maturity	07/20/2027		1,800	0	(195)	(195)	6	0
Receive	CPURNSA	2.080	Maturity	07/25/2027		1,300	0	(144)	(144)	4	0
Receive	CPURNSA	2.122	Maturity	08/01/2027		1,900	0	(203)	(203)	6	0
Pay	CPURNSA	1.794	Maturity	08/24/2027		600	0	82	82	0	(2)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2022 (Unaudited)

Pay	CPURNSA	1.798	Maturity	08/25/2027		300	0	41	41	0	(1)
Pay	CPURNSA	1.890	Maturity	08/27/2027		300	0	39	39	0	(1)
Receive	CPURNSA	2.180	Maturity	09/20/2027		650	0	(67)	(67)	2	0
Receive	CPURNSA	2.150	Maturity	09/25/2027		600	0	(64)	(64)	2	0
Receive	CPURNSA	2.155	Maturity	10/17/2027		1,400	0	(147)	(147)	5	0
Receive	CPURNSA	2.335	Maturity	02/05/2028		2,010	4	(166)	(162)	7	0
Receive	CPURNSA	2.352	Maturity	05/09/2028		630	0	(48)	(48)	2	0
Receive	CPURNSA	2.360	Maturity	05/09/2028		950	0	(72)	(72)	3	0
Receive	CPURNSA	2.364	Maturity	05/10/2028		960	0	(73)	(73)	3	0
Receive	CPURNSA	2.370	Maturity	06/06/2028		1,800	0	(138)	(138)	6	0
Pay	CPURNSA	2.573	Maturity	08/26/2028		1,100	0	57	57	0	(3)
Pay	CPURNSA	2.645	Maturity	09/10/2028		500	0	22	22	0	(1)
Receive	CPURNSA	2.165	Maturity	04/16/2029		1,100	0	(110)	(110)	4	0
Receive	CPURNSA	1.954	Maturity	06/03/2029		400	0	(47)	(47)	1	0
Receive	CPURNSA	1.998	Maturity	07/25/2029		2,800	2	(316)	(314)	11	0
Pay	CPURNSA	2.311	Maturity	02/24/2031		8,300	4	746	750	0	(36)
Pay	FRCPXTOB	1.030	Maturity	03/15/2024	EUR	800	0	57	57	0	(2)
Receive	FRCPXTOB	1.618	Maturity	07/15/2028		520	0	(43)	(43)	6	0
Receive	FRCPXTOB	1.910	Maturity	01/15/2038		390	1	(51)	(50)	5	0
Pay	UKRPI	4.480	Maturity	09/15/2023	GBP	500	0	59	59	1	0
Pay	UKRPI	6.290	Maturity	03/15/2024		3,900	(2)	191	189	9	0
Pay	UKRPI	6.440	Maturity	05/15/2024		1,000	0	35	35	2	0
Pay	UKRPI	6.600	Maturity	05/15/2024		3,500	4	106	110	7	0
Pay	UKRPI	5.200	Maturity	06/15/2024		1,200	0	37	37	2	0
Pay	UKRPI	5.330	Maturity	06/15/2024		2,900	0	81	81	5	0
Receive	UKRPI	3.330	Maturity	01/15/2025		12,100	358	(2,312)	(1,954)	0	(58)
Pay	UKRPI	4.735	Maturity	12/15/2026		3,100	(33)	316	283	30	0
Receive	UKRPI	3.400	Maturity	01/15/2030		2,730	(1)	(559)	(560)	0	(50)
Receive	UKRPI	3.480	Maturity	01/15/2030		100	1	(21)	(20)	0	(2)
Receive	UKRPI	3.346	Maturity	05/15/2030		300	1	(67)	(66)	0	(6)
Receive	UKRPI	3.400	Maturity	06/15/2030		2,100	35	(452)	(417)	0	(53)
Receive	UKRPI	3.475	Maturity	08/15/2030		200	2	(46)	(44)	0	(5)
Receive	UKRPI	3.624	Maturity	02/15/2031		1,300	0	(275)	(275)	0	(31)
Receive	UKRPI	3.750	Maturity	04/15/2031		1,940	1	(387)	(386)	0	(52)
Receive	UKRPI	4.066	Maturity	09/15/2031		100	0	(14)	(14)	0	(3)
Receive	UKRPI	4.140	Maturity	10/15/2031		1,100	(13)	(134)	(147)	0	(32)
Pay	UKRPI	4.300	Maturity	01/15/2032		200	1	18	19	6	0
Pay	UKRPI	4.125	Maturity	09/15/2032		590	0	21	21	20	0
Pay	UKRPI	4.130	Maturity	09/15/2032		2,610	0	92	92	88	0
Receive	UKRPI	3.566	Maturity	03/15/2036		300	0	(63)	(63)	0	(19)
Receive	UKRPI	3.580	Maturity	03/15/2036		800	(5)	(162)	(167)	0	(50)

							$(1,239)	$(2,621)	$(3,860)	$399	$(528)

Total Swap Agreements							$(1,249)	$(2,610)	$(3,859)	$399	$(528)

(h)

Securities with an aggregate market value of $1,457 and cash of $7,219 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.

(1)	Unsettled variation margin asset of $13 and liability of $(73) for closed futures is outstanding at period end.
(2)	Future styled option.
(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

BOA		12/2022		EUR	182			$187	$7		$0
BPS		10/2022		CAD	1,177			892	40		0
		10/2022		EUR	11,357			11,380	250		0
		10/2022		JPY	609,100			4,381	173		0
		10/2022			$334		EUR	347	6		0
		10/2022			1,299		GBP	1,163	25		(25)
		11/2022		GBP	8,943			$9,989	0		(2)
		12/2022			$44		EUR	42	0		(3)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2022 (Unaudited)

CBK	10/2022	PEN	1,264	$321	4	0
10/2022	$50	PEN	195	0	(1)
11/2022	GBP	605	$661	0	(15)
12/2022	MXN	7,847	385	0	0
12/2022	$50	PEN	195	0	(1)
GLM	11/2022	EUR	127	$157	32	0
12/2022	$25	PEN	98	0	0
JPM	11/2022	118	GBP	97	0	(9)
12/2022	EUR	40	$41	2	0
MBC	10/2022	$581	EUR	596	7	(4)
10/2022	572	GBP	541	32	0
12/2022	273	EUR	239	0	(37)
MYI	10/2022	AUD	2,183	$1,518	121	0
10/2022	NZD	3,165	1,959	188	0
10/2022	$33,263	EUR	34,477	526	0
10/2022	1,134	JPY	163,449	0	(4)
11/2022	EUR	34,704	$33,553	0	(527)
11/2022	JPY	163,012	1,133	4	0
RBC	12/2022	$135	EUR	126	0	(11)
SCX	10/2022	314	314	0	(7)
11/2022	54	GBP	44	0	(4)
SOG	10/2022	EUR	24,076	$24,229	633	0
11/2022	340	349	15	0
TOR	10/2022	$546	CAD	745	0	(7)
11/2022	CAD	745	$546	7	0
UAG	10/2022	AUD	333	229	15	0
10/2022	GBP	10,647	12,388	500	0
10/2022	$3,089	JPY	445,418	0	(12)
11/2022	EUR	812	$835	37	0
11/2022	GBP	266	289	0	(9)
11/2022	JPY	444,226	3,089	11	0

Total Forward Foreign Currency Contracts	$2,635	$(678)

PURCHASED OPTIONS:
OPTIONS ON COMMODITY FUTURES CONTRACTS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

MYC	Call - OTC QS Co. December 2022 Futures «	$30.000	12/31/2022	1	$6	$11

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	950	$1	$424
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	1,190	91	531
BRC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.410	02/02/2023	10,100	50	0
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	610	45	272
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.720	02/23/2023	20,700	114	2
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237	11/17/2023	1,400	87	284
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	04/26/2023	6,700	71	14
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.710	01/25/2023	22,000	134	1
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.428	01/31/2023	10,100	52	0
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	900	66	403
NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	05/31/2023	18,800	226	51
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	2,900	182	568

$1,119	$2,550

STRADDLE OPTIONS
Counterparty	Description	Exercise Level(2)	Expiration Date	Notional Amount(1)	Cost(2)	Market Value

BOA	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000%	06/16/2023	14	$2	$2
MYC	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000	06/16/2023	22	2	3

$4	$5

Total Purchased Options	$1,129	$2,566

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2022 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON COMMODITY FUTURES CONTRACTS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC California Carbon Allowance Vintage December 2022 Futures			$30.000	12/15/2022	21	$(33)	$(9)
GST	Call - OTC QS Co. December 2022 Futures «			30.000	12/31/2022	2	(7)	(26)

							$(40)	$(35)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.900%	11/16/2022	300	$0	$0
BRC	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.900	11/16/2022	300	(1)	0
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	2.000	12/21/2022	400	(1)	(1)
DUB	Put - OTC CDX.IG-38 5-Year Index		Sell	1.350	12/21/2022	600	(1)	(1)
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.400	12/21/2022	900	(1)	(2)
GST	Put - OTC CDX.IG-38 5-Year Index		Sell	1.600	10/19/2022	800	(1)	0
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.400	11/16/2022	1,600	(2)	(1)
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.500	12/21/2022	1,600	(3)	(3)
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	3.000	03/15/2023	700	(1)	(1)
JPM	Put - OTC CDX.IG-38 5-Year Index		Sell	1.350	11/16/2022	800	(1)	(1)
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.900	11/16/2022	300	0	0
MYC	Put - OTC CDX.IG-38 5-Year Index		Sell	1.600	12/21/2022	400	(1)	(1)

							$(13)	$(11)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index		Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151		Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	$(55)	$(19)
JPM	Cap - OTC CPURNSA	234.781		Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	600	(4)	0

							$(59)	$(19)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	2,900	$0	$(761)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	3,590	(89)	(943)
BRC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.558	02/02/2023	2,200	(50)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	1,810	(44)	(475)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.736	02/23/2023	4,600	(114)	(3)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	6,900	(87)	(494)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	04/26/2023	3,700	(73)	(19)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.785	01/25/2023	4,900	(136)	(2)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.579	01/31/2023	2,200	(51)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	2,800	(68)	(735)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	14,000	(185)	(1,023)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/31/2023	10,400	(227)	(65)

							$(1,124)	$(4,522)

OPTIONS ON INDICES
Counterparty	Description			Strike Value	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Call - OTC GOLDLNPM Index			2,500.000	03/28/2023	0	$(17)	$(1)
MYC	Call - OTC BCOMTR Index			125.925	12/16/2022	65	(143)	(106)
	Call - OTC BCOMTR Index			130.560	02/08/2023	5	(10)	(11)
UAG	Call - OTC BCOMTR Index			119.900	01/20/2023	5	(19)	(18)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2022 (Unaudited)

	Put - OTC BCOMTR Index					105.000	03/16/2023	11	(31)		(54)

									$(220)		$(190)

OPTIONS ON SECURITIES
Counterparty	Description				Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)		Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052				$99.406	11/07/2022		300	$(2)		$(13)

Total Written Options									$(1,458)		$(4,790)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive		Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Receive		GOLDLNPM Index	$1,850.900	Maturity	11/28/2022	100	$0	$(18)	$0	$(18)
	Pay		GOLDLNPM Index	1,803.900	Maturity	11/28/2022	200	0	26	26	0
GST	Receive		EURMARGIN CAL23	7.940	Maturity	12/31/2023	1,200	0	9	9	0
	Pay		LLSMEH 2H22	1.000	Maturity	12/31/2022	300	0	0	0	0
	Pay		LLSMEH CAL22	1.000	Maturity	12/31/2022	300	0	0	0	0
	Receive		QSCOCAL 4Q22 «	21.900	Maturity	12/31/2022	1,050	0	19	19	0
JPM	Receive		BAPA CAL23	0.960	Maturity	12/31/2023	2,076,000	1	(297)	0	(296)
	Receive		EURMARGIN CAL23	8.030	Maturity	12/31/2023	1,200	0	8	8	0
	Pay		FSNGY CAL23	6.162	Maturity	12/31/2023	137,240	(29)	125	96	0
	Pay		LLSCO CAL22	0.070	Maturity	12/31/2022	450	0	1	1	0
	Pay		MEHCO CAL21	0.750	Maturity	12/31/2022	300	0	1	1	0
	Receive		MEHCO CAL22	2.820	Maturity	12/31/2022	900	0	0	0	0
	Receive		MEHCO CAL22	2.300	Maturity	12/31/2022	600	0	(1)	0	(1)
MAC	Receive		LLSCO CAL22	2.800	Maturity	12/31/2022	300	0	0	0	0
	Receive		MEHCO CAL22	2.300	Maturity	12/31/2022	300	0	0	0	0
MEI	Receive		BAPA CAL23	0.954	Maturity	12/31/2023	567,000	0	(78)	0	(78)
	Pay		COCAL23	83.760	Maturity	12/31/2023	10,800	0	73	73	0
	Pay		COCAL23	85.360	Maturity	12/31/2023	10,800	0	90	90	0
	Receive		GOLDLNPM Index	1,892.000	Maturity	11/28/2022	100	0	(22)	0	(22)
MYC	Receive		EURMARGIN CAL23	8.000	Maturity	12/31/2023	1,200	0	9	9	0
	Receive		LLSCO CAL22	2.500	Maturity	12/31/2022	300	0	0	0	0
	Receive		LLSCO CAL22	2.100	Maturity	12/31/2022	600	0	0	0	0
	Receive		MEHCO CAL21	1.518	Maturity	12/31/2022	900	0	(1)	0	(1)
	Pay		QSCOCAL 4Q22	30.000	Maturity	12/31/2022	450	0	(4)	0	(4)

								$(28)	$(60)	$332	$(420)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	CMBX.NA.AAA.8 Index			0.500%	Monthly	10/17/2057	$800	$(42)	$41	$0	$(1)
GST	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057	300	(17)	17	0	0
SAL	CMBX.NA.AAA.12 Index			0.500	Monthly	08/17/2061	400	(1)	(5)	0	(6)

								$(60)	$53	$0	$(7)

TOTAL RETURN SWAPS ON COMMODITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	BCOMF1NTC Index	17,434	0.120%	Monthly	02/15/2023	$2,250	$0	$6	$6	$0
	Receive	BCOMF1TC Index	83,211	3.410% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	9,235	0	(469)	0	(469)
	Receive	BCOMTR Index	237,838	3.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	60,347	0	(3,230)	0	(3,230)
CBK	Receive	BCOMF1TC Index	421	3.410% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	53	0	(3)	0	(3)
	Receive	BCOMTR Index	132,799	3.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	33,695	0	(1,804)	0	(1,804)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2022 (Unaudited)

	Receive	CIXBSTR3 Index	105,682	3.420% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	29,672	0	(1,583)	0	(1,583)
CIB	Receive	BCOMTR Index	5,671	3.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	1,439	0	(77)	0	(77)
	Receive	PIMCODB Index	24,083	0.000%	Monthly	02/15/2023	4,746	0	(173)	0	(173)
FBF	Receive	BCOMTR Index	125,200	3.370% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	31,767	0	(1,700)	0	(1,700)
GST	Receive	BCOMF1TC Index	102,940	3.410% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	42,327	0	(2,149)	0	(2,149)
	Receive	BCOMTR Index	227,359	3.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	57,688	0	(3,090)	0	(3,090)
	Receive	CMDSKEWLS Index	11,165	0.250%	Monthly	02/15/2023	3,318	0	(91)	0	(91)
JPM	Receive	JMABFNJ2 Index	35,936	0.000%	Monthly	12/30/2022	3,728	0	0	0	0
	Receive	BCOMF1TC Index	1,416	3.420% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	305	0	(15)	0	(15)
	Pay	BCOMTR Index	91,335	3.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	23,174	1,236	(33)	1,203	0
	Receive	JMABNIC5 Index	87,558	0.000%	Monthly	02/15/2023	15,065	0	(608)	0	(608)
MAC	Receive	BCOMTR Index	8,118	3.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	2,060	0	(110)	0	(110)
	Receive	BCOMTR1 Index	131,416	3.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	16,675	0	(893)	0	(893)
	Receive	PIMCODB Index	200,698	0.000%	Monthly	02/15/2023	38,449	0	(1,472)	0	(1,472)
MEI	Receive	BCOMTR2 Index	292,026	3.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	55,918	0	(2,978)	0	(2,978)
MYC	Receive	BCOMTR Index	16,785	0.000%	Maturity	12/16/2022	1,838	44	(11)	33	0
	Receive	BCOMTR Index	7,538	0.000%	Maturity	02/08/2023	821	163	(143)	20	0
	Receive	BCOMTR Index	400,385	3.380% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	101,590	0	(5,438)	0	(5,438)
	Receive	BCOMTR1 Index	80,105	3.420% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	59,875	0	(3,206)	0	(3,206)
RBC	Receive	RBCAEC0T Index	50,266	3.370% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	4,336	0	(231)	0	(231)
SOG	Receive	BCOMTR Index	66,297	3.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	16,822	0	(900)	0	(900)
UAG	Pay	BCOMTR Index	3,918	0.000%	Maturity	03/16/2023	484	22	25	47	0

								$1,465	$(30,376)	$1,309	$(30,220)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	United States Treasury Inflation Indexed Bonds	N/A	3.020%	Maturity	10/06/2022	$18,000	$0	$(629)	$6	$(635)
	Receive	United States Treasury Inflation Indexed Bonds	N/A	3.040%	Maturity	10/20/2022	155,000	0	(5,455)	0	(5,455)
	Receive	United States Treasury Inflation Indexed Bonds	N/A	3.030%	Maturity	01/20/2023	6,000	0	(384)	0	(384)

								$0	$(6,468)	$6	$(6,474)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2022 (Unaudited)

VOLATILITY SWAPS
									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	GOLDLNPM Index(7)	6.970%	Maturity	08/02/2024	$68	$0	$1	$1	$0
	Pay	GOLDLNPM Index(7)	6.325	Maturity	04/10/2026	4,453	0	38	38	0
UAG	Pay	GOLDLNPM Index(7)	5.153	Maturity	12/05/2022	176	0	5	5	0

							$0	$44	$44	$0

Total Swap Agreements							$1,377	$(36,807)	$1,691	$(37,121)

(j)

Securities with an aggregate market value of $32,971 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)				Notional Amount represents the number of contracts.
(2)				Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(7)				Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3		Fair Value at 09/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance				$0		$2,859		$0	$2,859
U.S. Government Agencies				0		18,693		0	18,693
U.S. Treasury Obligations				0		419,797		0	419,797
Non-Agency Mortgage-Backed Securities				0		4,793		0	4,793
Asset-Backed Securities				0		63,487		0	63,487
Sovereign Issues				0		40,660		0	40,660
Preferred Securities
Banking & Finance				0		198		0	198
Short-Term Instruments
Repurchase Agreements				0		118,987		0	118,987
U.S. Treasury Bills				0		30,637		0	30,637

				$0		$700,111		$0	$700,111
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$657		$0		$0	$657

Total Investments				$657		$700,111		$0	$700,768

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				975		666		0	1,641
Over the counter				0		6,862		30	6,892

				$975		$7,528		$30	$8,533
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				(2,035)		(773)		0	(2,808)
Over the counter				(9)		(42,554)		(26)	(42,589)

				$(2,044)		$(43,327)		$(26)	$(45,397)

Total Financial Derivative Instruments				$(1,069)		$(35,799)		$4	$(36,864)

Totals				$(412)		$664,312		$4	$663,904

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on July 21, 2006, as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 23.7% of the Portfolio’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio's shares is based on the Portfolio's net asset value (“NAV”). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for The Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using such data reflecting the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Sources or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Notes to Financial Statements (Cont.)

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Frequent or Excessive Purchases, Exchanges and Redemptions" section in the Portfolio's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes Consolidated to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolio may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options.

The Portfolio may also gain exposure indirectly to commodity markets by investing in the Commodity Subsidiary, which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated the Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to the Portfolio is treated as qualifying dividends; and (iii) that income inclusion by the Portfolio of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its prospectus.

Notes to Financial Statements (Cont.)

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as ordinary income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

4. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2022 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$22,431	$359,229	$(381,000)	$2	$(5)	$657	$29	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	PER	Pershing LLC
BOS	BofA Securities, Inc.	GSC	Goldman Sachs & Co. LLC	RBC	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	MAC	Macquarie Bank Limited	SOG	Societe Generale Paris
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co. LLC.	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	NZD	New Zealand Dollar
AUD	Australian Dollar	JPY	Japanese Yen	PEN	Peruvian New Sol
CAD	Canadian Dollar	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro

Exchange Abbreviations:
CMX	Commodity Exchange, Inc.	NYMEX	New York Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	COCAL	Brent Crude Calendar Swap	LLSCO	Light Louisiana Sweet WTI Crude Oil Options
BAPA	Nymex Mont Belvieu LDH Propane	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	LLSMEH	Light Louisiana Sweet WTI Crude Oil Options vs. Magellan East Houston WTI Crude Oil Options
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	CPTFEMU	Eurozone HICP ex-Tobacco Index	MEHCO	Magellan East Houston WTI Crude Oil Options
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	PIMCODB	PIMCO Custom Commodity Basket
BCOMTR1	Bloomberg Custom Commodity Index	EURMARGIN	European Refined Margin	QSCOCAL	Calendar Margin ICE Gasoil vs Brent
BCOMTR2	Bloomberg Custom Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCAEC0T	Custom Commodity Forward Index
BRENT	Brent Crude	FSNGY	Bloomberg Fair Value Price/Nymex Natural Gas Swap Yearly	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	GOLDLNPM	London Gold Market Fixing Ltd. PM	UKRPI	United Kingdom Retail Prices Index
CIXBSTR3	Custom Commodity Index	JMABFNJ2	J.P. Morgan Custom Commodity Index	ULSD	Ultra-Low Sulfur Diesel
CMBX	Commercial Mortgage-Backed Index	JMABNIC5	J.P. Morgan Custom Commodity Index	US0003M	ICE 3-Month USD LIBOR
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk

Other Abbreviations:
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	oz.	Ounce
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	LIBOR	London Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	TBA	To-Be-Announced
DAC	Designated Activity Company	OIS	Overnight Index Swap	WTI	West Texas Intermediate

Schedule of Investments PIMCO Dynamic Bond Portfolio	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.7%
Caesars Resort Collection LLC 5.865% (LIBOR01M + 2.750%) due 12/23/2024 ~		$279	$273
Carnival Corp. 5.877% (LIBOR06M + 3.000%) due 06/30/2025 ~		196	179
Charter Communications Operating LLC 4.870% (LIBOR01M + 1.750%) due 02/01/2027 ~		188	181
RegionalCare Hospital Partners Holdings, Inc. 6.871% (LIBOR01M + 3.750%) due 11/16/2025 ~		456	425
Uber Technologies, Inc. 6.570% (LIBOR03M + 3.500%) due 04/04/2025 ~		99	97

Total Loan Participations and Assignments (Cost $1,210)			1,155

CORPORATE BONDS & NOTES 19.8%
BANKING & FINANCE 11.6%
American Assets Trust LP 3.375% due 02/01/2031		200	159
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		40	31
Banca Monte dei Paschi di Siena SpA 5.375% due 01/18/2028 •	EUR	100	53
Banco Santander SA 1.849% due 03/25/2026		$200	173
Bank of America Corp. 3.384% due 04/02/2026 •		200	189
Barclays PLC 4.375% due 01/12/2026		300	283
BNP Paribas SA 1.904% due 09/30/2028 •		200	162
Citigroup, Inc.
3.785% due 03/17/2033 •(j)		200	168
4.910% due 05/24/2033 •		100	92
Credit Suisse AG 6.500% due 08/08/2023 (i)		400	396
Credit Suisse Group AG 3.750% due 03/26/2025		450	420
Deutsche Bank AG 6.119% due 07/14/2026 •		400	389
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		100	90
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		300	300
Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		100	91
3.691% due 06/05/2028 •		400	362
HSBC Holdings PLC 4.292% due 09/12/2026 •		500	472
Intesa Sanpaolo SpA 3.250% due 09/23/2024		400	377
JPMorgan Chase & Co. 2.947% due 02/24/2028 •		200	177
LeasePlan Corp. NV 2.875% due 10/24/2024		500	470
MPT Operating Partnership LP 2.500% due 03/24/2026	GBP	200	178
Nationwide Building Society 4.302% due 03/08/2029 •		$500	445
NatWest Group PLC 4.892% due 05/18/2029 •		200	182
OneMain Finance Corp. 6.125% due 03/15/2024		200	193
Societe Generale SA 7.375% due 10/04/2023 •(h)(i)		200	182
UBS AG 5.125% due 05/15/2024 (i)		400	391
UniCredit SpA 7.830% due 12/04/2023		400	403
Ursa Re II Ltd. 7.000% (T-BILL 3MO + 3.750%) due 12/07/2027 ~		500	486
VICI Properties LP 4.950% due 02/15/2030		200	181

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

Wells Fargo & Co.
1.000% due 02/02/2027	EUR	100	86
3.584% due 05/22/2028 •		$200	181

			7,762

INDUSTRIALS 7.2%
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		253	239
American Airlines Pass-Through Trust 3.000% due 04/15/2030		299	259
Boeing Co. 1.950% due 02/01/2024		200	192
CCO Holdings LLC 5.000% due 02/01/2028		700	605
Cheniere Corpus Christi Holdings LLC 5.875% due 03/31/2025		400	402
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 «(c)		151	120
Coty, Inc. 5.000% due 04/15/2026		200	182
Delta Air Lines, Inc. 7.000% due 05/01/2025		400	403
DISH DBS Corp. 5.750% due 12/01/2028		100	76
Exela Intermediate LLC 11.500% due 07/15/2026		218	64
Expedia Group, Inc. 6.250% due 05/01/2025		176	177
Frontier Communications Holdings LLC 8.750% due 05/15/2030		100	100
Hilton Domestic Operating Co., Inc. 3.750% due 05/01/2029		100	83
Nissan Motor Co. Ltd. 4.345% due 09/17/2027		700	604
Organon & Co. 4.125% due 04/30/2028		200	172
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		300	288
Petroleos Mexicanos 5.950% due 01/28/2031		100	68
Picard Midco, Inc. 6.500% due 03/31/2029		100	85
T-Mobile USA, Inc. 3.875% due 04/15/2030		300	266
United Airlines Pass-Through Trust 5.875% due 04/15/2029		82	79
United Airlines, Inc. 4.625% due 04/15/2029		300	249
Warnermedia Holdings, Inc. 3.638% due 03/15/2025		100	95

			4,808

UTILITIES 1.0%
Georgia Power Co. 4.700% due 05/15/2032		100	94
Pacific Gas & Electric Co.
3.150% due 01/01/2026		200	180
4.200% due 03/01/2029		200	170
Rio Oil Finance Trust 9.250% due 07/06/2024		102	103
Southern California Gas Co. 2.950% due 04/15/2027		100	91

			638

Total Corporate Bonds & Notes (Cost $14,613)			13,208

MUNICIPAL BONDS & NOTES 0.1%
PUERTO RICO 0.0%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043		21	10
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (f)		5	3
4.000% due 07/01/2037		3	3

			16

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (f)		1,000	76

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

Total Municipal Bonds & Notes (Cost $115)		92

U.S. GOVERNMENT AGENCIES 7.5%
Freddie Mac 3.332% due 07/15/2047 •(a)	481	53
Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2052	1,300	1,132
3.500% due 11/01/2052	4,100	3,689
4.500% due 10/01/2052	100	95

Total U.S. Government Agencies (Cost $5,098)		4,969

U.S. TREASURY OBLIGATIONS 12.1%
U.S. Treasury Inflation Protected Securities (g)
2.375% due 01/15/2027	15	15
U.S. Treasury Notes
0.500% due 02/28/2026 (m)(o)	1,000	883
2.000% due 11/30/2022 (m)(o)	1,000	998
2.000% due 04/30/2024	700	675
2.250% due 01/31/2024	1,270	1,237
2.500% due 05/15/2024	1,100	1,069
2.750% due 05/31/2023	80	79
2.750% due 07/31/2023	2,824	2,791
2.875% due 09/30/2023 (o)	290	286
2.875% due 11/30/2023	70	69

Total U.S. Treasury Obligations (Cost $8,374)		8,102

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.3%
American Home Mortgage Assets Trust 3.504% due 06/25/2037 •	358	340
Banc of America Funding Trust
3.313% due 02/20/2047 ~	338	341
3.373% due 07/20/2036 ~	554	536
Banc of America Mortgage Trust 3.316% due 06/25/2035 ~	30	26
BCAP LLC Trust 5.250% due 06/26/2036	325	142
Bear Stearns Adjustable Rate Mortgage Trust
3.590% due 11/25/2034 ~	268	248
4.193% due 01/25/2035 ~	4	4
CBA Commercial Small Balance Commercial Mortgage 3.584% due 06/25/2038 •	530	365
Countrywide Alternative Loan Trust
3.173% due 02/20/2047 ^•	155	120
5.500% due 04/25/2035	476	344
6.000% due 02/25/2037 ^	278	162
6.500% due 11/25/2037 ^	375	196
Countrywide Home Loan Mortgage Pass-Through Trust
3.328% due 02/20/2036 ~	182	169
3.678% due 08/25/2034 ~	14	14
Credit Suisse Mortgage Capital Trust 2.215% due 11/25/2061 ~	58	55
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 3.414% due 08/25/2037 ^~	301	263
Downey Savings & Loan Association Mortgage Loan Trust 3.183% due 10/19/2036 •	330	284
First Horizon Alternative Mortgage Securities Trust
0.000% due 01/25/2036 ^~	107	62
3.112% due 06/25/2034 ~	63	60
3.163% due 06/25/2036 ^~	94	78
First Horizon Mortgage Pass-Through Trust 3.731% due 11/25/2037 ^~	465	262
GSMPS Mortgage Loan Trust 8.000% due 01/25/2035	316	313
HarborView Mortgage Loan Trust 3.813% due 11/19/2034 ^•	18	16
IndyMac INDX Mortgage Loan Trust
3.257% due 08/25/2037 ^~	199	159
3.682% due 10/25/2034 ~	15	14
Lehman XS Trust 3.534% due 08/25/2046 •	227	218
Mortgage Equity Conversion Asset Trust 4.580% due 05/25/2042 ~	386	379
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~	212	205
Residential Accredit Loans, Inc. Trust 5.923% due 09/25/2037 ~	589	446
Thornburg Mortgage Securities Trust
4.334% due 06/25/2037 ^•	16	14
6.050% due 06/25/2037 ~	177	163
WaMu Mortgage Pass-Through Certificates Trust 3.544% due 04/25/2045 •	23	23

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

Washington Mutual Mortgage Pass-Through Certificates Trust 4.534% due 09/25/2035 ^•		223	206

Total Non-Agency Mortgage-Backed Securities (Cost $6,762)			6,227

ASSET-BACKED SECURITIES 12.9%
Belle Haven ABS CDO Ltd.
0.663% due 11/03/2044 •		188	59
0.703% due 11/03/2044 •		289	91
Countrywide Asset-Backed Certificates Trust
3.224% due 06/25/2047 ^•		356	321
3.234% due 04/25/2047 ^•		42	42
3.264% due 11/25/2047 ^•		131	143
3.294% due 05/25/2047 ^•		1,139	1,048
3.344% due 12/25/2036 ^~		235	215
4.461% due 07/25/2036 þ		268	236
6.095% due 08/25/2035 þ		91	89
GSAA Home Equity Trust 5.985% due 06/25/2036 ~		912	261
GSAMP Trust 3.284% due 11/25/2036 •		762	380
Halseypoint CLO Ltd. 3.810% due 07/20/2031 ~		400	395
HSI Asset Securitization Corp. Trust
3.304% due 12/25/2036 •		1,807	506
3.524% due 12/25/2036 ~		508	141
LCM Ltd. 3.577% due 07/20/2030 •		400	393
Morgan Stanley ABS Capital, Inc. Trust
3.224% due 11/25/2036 •		148	77
3.234% due 10/25/2036 •		357	199
3.334% due 07/25/2036 •		268	227
3.384% due 07/25/2036 ~		636	264
Morgan Stanley Capital, Inc. Trust
3.444% due 03/25/2036 ~		12	10
3.664% due 01/25/2036 •		145	140
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 3.484% due 02/25/2037 ^•		1,901	616
OZLM Ltd. 3.720% due 10/17/2029 •		278	273
Securitized Asset-Backed Receivables LLC Trust
3.744% due 08/25/2035 ^•		438	329
3.849% due 02/25/2034 •		164	160
Sierra Madre Funding Ltd.
3.023% due 09/07/2039 ~		279	200
3.043% due 09/07/2039 ~		1,501	1,078
Stratus CLO Ltd. 3.610% due 12/28/2029 ~		274	268
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		476	450
Triaxx Prime CDO Ltd. 2.813% due 10/02/2039 •		56	3

Total Asset-Backed Securities (Cost $10,339)			8,614

SOVEREIGN ISSUES 3.6%
Argentina Government International Bond 1.400% due 03/25/2023	ARS	2,409	9
Israel Government International Bond 3.875% due 07/03/2050		$200	162
Peru Government International Bond
5.940% due 02/12/2029	PEN	800	177
6.150% due 08/12/2032		300	63
6.350% due 08/12/2028		900	207
Romania Government International Bond 1.750% due 07/13/2030	EUR	100	64
South Africa Government International Bond
4.850% due 09/30/2029		$200	166
10.500% due 12/21/2026	ZAR	22,000	1,258
Turkey Government International Bond 6.350% due 08/10/2024		$300	288

Total Sovereign Issues (Cost $2,887)			2,394

		SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
Constellation Oil 'B' «(d)(j)		168,354	18

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

Total Common Stocks (Cost $18)			18

PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.7%
Bank of America Corp. 5.875% due 03/15/2028 •(h)		200,000	172
JPMorgan Chase & Co. 6.276% (US0003M + 3.470%) due 01/30/2023 ~(h)		200,000	199
Nationwide Building Society 10.250% ~		550	72
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)		15,000	14

Total Preferred Securities (Cost $534)			457

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 38.7%
COMMERCIAL PAPER 2.3%
AT&T, Inc. 4.040% due 12/15/2022		$250	248
Constellation Brands, Inc. 3.702% due 10/07/2022 (b)		250	250
Crown Castle International Corp. 3.560% due 10/11/2022		250	250
Fiserv, Inc. 3.455% due 10/11/2022		250	250
International Flavors & Fragrances, Inc. 4.069% due 10/21/2022		250	249
Verizon Communications, Inc. 3.563% due 11/08/2022		250	249

			1,496

REPURCHASE AGREEMENTS (k) 27.7%			18,533

JAPAN TREASURY BILLS 8.7%
(0.132)% due 10/11/2022 - 12/12/2022 (e)(f)	JPY	843,000	5,826

Total Short-Term Instruments (Cost $26,090)			25,855

Total Investments in Securities (Cost $76,040)			71,091

		SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III		11,884	115

Total Short-Term Instruments (Cost $116)			115

Total Investments in Affiliates (Cost $116)			115

Total Investments 106.6% (Cost $76,156)			$71,206
Financial Derivative Instruments (l)(n) (0.4)%(Cost or Premiums, net $(83))			(259)
Other Assets and Liabilities, net (6.2)%			(4,158)

Net Assets 100.0%			$66,789

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							When-issued security.
(c)							Payment in-kind security.
(d)							Security did not produce income within the last twelve months.
(e)							Coupon represents a weighted average yield to maturity.
(f)							Zero coupon security.
(g)							Principal amount of security is adjusted for inflation.
(h)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)							Contingent convertible security.
(j)							RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc. 3.785% due 03/17/2033					03/10/2022		$200	$168	0.25%
Constellation Oil 'B'					06/10/2022		18	18	0.03

							$218	$186	0.28%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BSN	2.960%	09/30/2022	10/03/2022	$18,000	U.S. Treasury Notes 1.250% due 04/30/2028		$(18,279)	$18,000	$18,004
FICC	1.150	09/30/2022	10/03/2022	533	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023		(544)	533	533

Total Repurchase Agreements							$(18,823)	$18,533	$18,537

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.7)%
Uniform Mortgage-Backed Security, TBA					2.000%	11/01/2052	$2,200	$(1,821)	$(1,782)
U.S. Treasury Obligations (0.8)%
U.S. Treasury Inflation Protected Securities					0.125	07/15/2031	663	(591)	(579)

Total Short Sales (3.5)%								$(2,412)	$(2,361)

(1)							Includes accrued interest.
(l)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	3	$8	$(3)	$(9)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	3	8	(2)	(1)

Total Written Options	$(5)	$(10)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP December Futures	12/2022	11	$1,207	$(55)	$12	$(5)
Euro-Bund 10-Year Bond December Futures	12/2022	8	1,086	(56)	8	(3)
U.S. Treasury 5-Year Note December Futures	12/2022	68	7,311	(208)	0	(18)
U.S. Treasury 10-Year Note December Futures	12/2022	111	12,439	(602)	0	(43)

$(921)	$20	$(69)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	50	$(11,971)	$198	$4	$0
U.S. Treasury 10-Year Ultra December Futures	12/2022	7	(829)	53	3	0
U.S. Treasury 30-Year Bond December Futures	12/2022	7	(885)	77	5	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	17	(2,329)	213	28	0

$541	$40	$0

Total Futures Contracts	$(380)	$60	$(69)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin(1)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2024	1.172%	$100	$0	$0	$0	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	1.284	200	4	(6)	(2)	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	1.259	400	4	(7)	(3)	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.264	100	2	(2)	0	0	0

$10	$(15)	$(5)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin(1)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-36 5-Year Index	(5.000)%	Quarterly	06/20/2026	$2,277	$(220)	$217	$(3)	$0	$(8)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin(1)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-39 5-Year Index	5.000%	Quarterly	12/20/2027	$300	$(13)	$1	$(12)	$0	$0
iTraxx Crossover 38 5-Year Index	5.000	Quarterly	12/20/2027	EUR	200	(7)	(3)	(10)	1	0

$(20)	$(2)	$(22)	$1	$0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin(1)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	02/07/2023	GBP	1,300	$(1)	$(21)	$(22)	$1	$0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	2.250	Annual	03/15/2028		400	25	28	53	2	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		1,200	(230)	(17)	(247)	0	(10)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053		700	208	7	215	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.853	Annual	05/18/2032		$500	(4)	(65)	(69)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.857	Annual	07/15/2032		900	(10)	(116)	(126)	0	(3)
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		700	146	26	172	9	0
Pay	1-Year BRL-CDI	11.734	Maturity	01/02/2025	BRL	4,000	0	2	2	1	0
Pay	1-Year BRL-CDI	11.800	Maturity	01/02/2025		4,000	0	2	2	1	0
Pay	1-Year BRL-CDI	11.835	Maturity	01/02/2025		5,000	0	3	3	2	0
Pay	1-Year BRL-CDI	10.206	Maturity	01/04/2027		300	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	11.048	Maturity	01/04/2027		5,400	0	(13)	(13)	4	0
Pay	1-Year BRL-CDI	11.086	Maturity	01/04/2027		3,200	0	(8)	(8)	2	0
Pay	1-Year BRL-CDI	11.098	Maturity	01/04/2027		3,100	0	(7)	(7)	2	0
Pay	1-Year BRL-CDI	11.115	Maturity	01/04/2027		2,800	(17)	11	(6)	2	0
Pay	1-Year BRL-CDI	11.814	Maturity	01/04/2027		3,200	0	4	4	2	0
Pay	1-Year BRL-CDI	11.868	Maturity	01/04/2027		2,900	0	5	5	2	0
Pay(7)	3-Month CAD-Bank Bill	2.060	Semi-Annual	10/28/2023	CAD	7,000	0	(117)	(117)	0	0
Pay(7)	3-Month CAD-Bank Bill	2.000	Semi-Annual	11/14/2023		1,100	0	(19)	(19)	0	0
Pay	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2026	KRW	3,683,600	(8)	(235)	(243)	13	0
Pay	3-Month KRW-KORIBOR	2.000	Quarterly	12/15/2026		1,206,700	(3)	(68)	(71)	4	0
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2031		1,886,100	20	201	221	0	(15)
Receive	3-Month KRW-KORIBOR	2.000	Quarterly	12/15/2031		633,600	5	60	65	0	(5)
Pay(7)	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	2,500	1	(24)	(23)	0	0
Pay(7)	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023		3,900	0	(39)	(39)	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		$8,400	535	189	724	34	0
Pay	3-Month USD-LIBOR	1.800	Semi-Annual	10/01/2031		1,400	0	(215)	(215)	0	(5)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	100	0	(4)	(4)	0	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		100	(1)	(8)	(9)	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		200	(1)	(17)	(18)	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		200	(2)	(16)	(18)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		200	(1)	(14)	(15)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		100	0	(8)	(8)	0	0
Pay(7)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		900	(113)	7	(106)	7	0
Receive	6-Month PLN-WIBOR	6.160	Annual	09/16/2027	PLN	1,900	0	14	14	3	0
Receive	6-Month PLN-WIBOR	6.210	Annual	09/16/2027		3,100	0	21	21	4	0
Receive	6-Month PLN-WIBOR	6.310	Annual	09/19/2027		1,900	0	12	12	3	0
Receive	6-Month PLN-WIBOR	6.270	Annual	09/20/2027		1,800	0	11	11	3	0
Receive	6-Month PLN-WIBOR	6.240	Annual	09/23/2027		1,600	0	11	11	2	0
Receive	6-Month PLN-WIBOR	6.250	Annual	09/23/2027		2,800	0	18	18	4	0
Receive	6-Month PLN-WIBOR	6.280	Annual	09/26/2027		1,800	0	11	11	3	0
Pay	28-Day MXN-TIIE	5.660	Lunar	03/24/2023	MXN	9,280	0	(11)	(11)	0	0

							$549	$(401)	$148	$116	$(40)

Total Swap Agreements							$319	$(201)	$118	$117	$(48)

(m)	Securities with an aggregate market value of $608 and Cash of $652 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.
(1)	Unsettled variation margin liability of $(4) for closed futures and unsettled variation margin liability of $(3) for closed swap agreements is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)			This instrument has a forward starting effective date.
(n)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	10/2022	CAD	43		$33	$2	$0
BOA	10/2022		$140	EUR	140	0	(3)
	12/2022	CNY	300		$43	1	0
	12/2022	JPY	290,000		2,036	18	0
	02/2023	PEN	483		123	3	0
BPS	10/2022	BRL	1,202		229	6	0
	10/2022	EUR	75		75	2	0
	10/2022	PLN	4,596		989	64	0
	10/2022		$222	BRL	1,203	1	0
	10/2022		87	COP	377,050	0	(5)
	10/2022		81	GBP	75	3	0
	10/2022		693	JPY	96,400	0	(27)
	10/2022		33	PLN	167	0	0
	11/2022	ZAR	4,002		$251	31	0
	12/2022	CNH	256		37	1	0
	12/2022		$37	CNY	256	0	(1)
BRC	10/2022	JPY	273,000		$2,023	136	0
CBK	10/2022	BRL	3,329		636	19	(1)
	10/2022	NZD	21		12	0	0
	10/2022	PEN	3,583		907	10	0
	10/2022		$633	BRL	3,329	0	(16)
	10/2022		46	PEN	178	0	(1)
	11/2022		1,320		5,239	0	(11)
	12/2022	CNH	100		$14	0	0
	12/2022	MXN	1,828		90	0	0
	12/2022	PEN	2,121		551	23	0
	12/2022		$14	CNY	100	0	(1)
	12/2022		49	PEN	193	0	(1)
	01/2023		405	BRL	2,127	0	(19)
	01/2023		34	ZAR	588	0	(1)
	04/2023	PEN	726		$184	5	0
CLY	12/2022	CLP	428,956		464	26	0
DUB	02/2023	ZAR	597		36	3	0
GLM	10/2022	COP	377,050		85	3	0
	10/2022		$47	PLN	235	0	0
	11/2022	ZAR	3,850		$240	28	0
	12/2022	PEN	1,759		442	4	0
	02/2023		$83	COP	377,050	0	(3)
	05/2023	ZAR	1,050		$63	6	0
JPM	10/2022		$37	CNH	255	0	(1)
MBC	10/2022	EUR	93		$91	1	(1)
	10/2022		$138	EUR	144	3	0
	12/2022	CNH	129		$19	0	0
	12/2022		$19	CNY	129	0	(1)
	05/2023		20	CNH	132	0	(1)
MYI	10/2022	JPY	25,868		$179	1	0
	10/2022	MXN	783		38	0	0
	10/2022	NZD	89		55	5	0
	10/2022		$137	AUD	197	0	(11)
	10/2022		1,309	EUR	1,357	21	0
	10/2022		18	PLN	87	0	0
	11/2022	EUR	1,357		$1,312	0	(21)
	11/2022		$179	JPY	25,799	0	(1)
	12/2022	CNH	58		$8	0	0
	12/2022	CNY	227		33	1	0
	12/2022		$8	CNY	58	0	0
SCX	10/2022		454	CLP	427,653	0	(13)
	11/2022	COP	20,077		$5	0	0
	12/2022	CNH	65		9	0	0
	12/2022		$9	CNY	65	0	0
SOG	10/2022	EUR	1,329		$1,337	35	0
TOR	10/2022	JPY	280,000		2,031	94	0
UAG	10/2022		34,964		243	1	0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

	10/2022	PLN	87		18		1	0
	10/2022		$21	AUD	30		0	(1)
	10/2022		31	CNH	218		0	(1)
	11/2022	GBP	23		$25		0	(1)
	11/2022		$243	JPY	34,870		0	(1)
	11/2022	ZAR	9,667		$613		81	0

Total Forward Foreign Currency Contracts							$639	$(144)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.280%	06/29/2023	300	$16	$59
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.060	10/25/2023	100	5	23
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.134	09/15/2023	300	16	66
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.102	09/15/2023	200	11	45

Total Purchased Options							$48	$193

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.900%	11/16/2022	200	$0	$0
BRC	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.900	11/16/2022	200	0	0
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	2.000	12/21/2022	200	(1)	0
GST	Put - OTC iTraxx Europe 37 5-Year Index		Sell	3.000	03/15/2023	400	(1)	(1)
JPM	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.900	11/16/2022	200	0	0

							$(2)	$(1)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	600	$(2)	$(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	600	(2)	(5)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110	06/29/2023	1,500	(16)	(125)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	10/25/2023	500	(5)	(43)
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	03/31/2023	300	0	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	03/31/2023	300	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	200	0	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	200	0	(2)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	200	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	200	(1)	(3)
FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.985	09/15/2023	1,500	(16)	(130)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	7,200	(14)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	7,200	(14)	(237)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	100	(1)	(1)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	100	(1)	(1)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	100	(1)	(1)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	100	(1)	(1)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	100	(1)	(2)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	300	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	300	(1)	(3)
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.500	02/07/2023	11,200	(38)	(264)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	200	0	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	200	0	(2)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.960	09/15/2023	1,000	(11)	(88)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	1,000	(6)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	1,000	(6)	(14)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	03/31/2023	3,300	(5)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	03/31/2023	3,300	(7)	(33)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	500	(1)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	500	(1)	(5)

$(163)	$(969)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052	$99.406	11/07/2022	300	$(2)	$(13)

Total Written Options	$(167)	$(983)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	UBS AG	(1.000)%	Quarterly	06/20/2024	1.237%	$100	$6	$(6)	$0	$0

CREDIT DEFAULT SWAPS ON SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Africa Government International Bond	1.000%	Quarterly	06/20/2024	2.219%	$300	$(14)	$8	$0	$(6)
Turkey Government International Bond	1.000	Quarterly	06/20/2024	7.172	100	(12)	2	0	(10)
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024	0.201	100	1	1	2	0

$(25)	$11	$2	$(16)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
										Swap Agreements, at Value(6)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index		0.110%	Monthly	05/25/2046		$452	$(114)	$116	$2	$0
MYC	ABX.HE.AAA.6-2 Index		0.110	Monthly	05/25/2046		537	(135)	137	2	0

								$(249)	$253	$4	$0

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	6-Month THB-THBFIX	1.000%	Semi-Annual	12/15/2026	THB	16,200	$3	$26	$29	$0
	Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031		8,300	(4)	(24)	0	(28)
DBL	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026		8,000	(1)	15	14	0
	Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031		4,000	0	(14)	0	(14)
GLM	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026		22,600	1	39	40	0
	Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031		21,000	(9)	(62)	0	(71)
NGF	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026		90,900	16	142	158	0
	Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031		37,300	(16)	(109)	0	(125)

								$(10)	$13	$241	$(238)

Total Swap Agreements								$(278)	$271	$247	$(254)

(o)

Securities with an aggregate market value of $678 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)				Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Loan Participations and Assignments				$0			$1,155	$0		$1,155
Corporate Bonds & Notes
Banking & Finance				0			7,762	0		7,762
Industrials				0			4,688	120		4,808
Utilities				0			638	0		638
Municipal Bonds & Notes
Puerto Rico				0			16	0		16
West Virginia				0			76	0		76
U.S. Government Agencies				0			4,969	0		4,969
U.S. Treasury Obligations				0			8,102	0		8,102
Non-Agency Mortgage-Backed Securities				0			6,227	0		6,227
Asset-Backed Securities				0			8,614	0		8,614
Sovereign Issues				0			2,394	0		2,394
Common Stocks
Energy				0			0	18		18
Preferred Securities
Banking & Finance				0			457	0		457
Short-Term Instruments
Commercial Paper				0			1,496	0		1,496
Repurchase Agreements				0			18,533	0		18,533
Japan Treasury Bills				0			5,826	0		5,826

				$0			$70,953	$138		$71,091
Investments in Affiliates, at Value

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

Short-Term Instruments
Central Funds Used for Cash Management Purposes	$115	$0	$0	$115

Total Investments	$115	$70,953	$138	$71,206

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(1,782)	0	(1,782)
U.S. Treasury Obligations	0	(579)	0	(579)

	$0	$(2,361)	$0	$(2,361)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	20	157	0	177
Over the counter	0	1,079	0	1,079

	$20	$1,236	$0	$1,256
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8)	(119)	0	(127)
Over the counter	0	(1,381)	0	(1,381)

	$(8)	$(1,500)	$0	$(1,508)

Total Financial Derivative Instruments	$12	$(264)	$0	$(252)

Totals	$127	$68,328	$138	$68,593

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio's shares is based on the Portfolio's net asset value (“NAV”). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for The Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using such data reflecting the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Sources or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Frequent or Excessive Purchases, Exchanges and Redemptions" section in the Portfolio's prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2022 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$4,405	$14	$(4,300)	$(66)	$62	$115	$14	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYC	Morgan Stanley Capital Services LLC
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.
BRC	Barclays Bank PLC	FICC	Fixed Income Clearing Corporation	SCX	Standard Chartered Bank, London
BSN	The Bank of Nova Scotia - Toronto	GLM	Goldman Sachs Bank USA	SOG	Societe Generale Paris
CBK	Citibank N.A.	GST	Goldman Sachs International	TOR	The Toronto-Dominion Bank
CDI	Natixis Singapore	JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford
CLY	Crédit Agricole Corporate and Investment Bank	MBC	HSBC Bank Plc

Currency Abbreviations:
ARS	Argentine Peso	COP	Colombian Peso	NZD	New Zealand Dollar
AUD	Australian Dollar	EUR	Euro	PEN	Peruvian New Sol
BRL	Brazilian Real	GBP	British Pound	PLN	Polish Zloty
CAD	Canadian Dollar	JPY	Japanese Yen	THB	Thai Baht
CLP	Chilean Peso	KRW	South Korean Won	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	ZAR	South African Rand
CNY	Chinese Renminbi (Mainland)

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	LIBOR03M	3 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	LIBOR06M	6 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR
LIBOR01M	1 Month USD-LIBOR	SOFR	Secured Overnight Financing Rate

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
BRL-CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	WIBOR	Warsaw Interbank Offered Rate
CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap

Schedule of Investments PIMCO Emerging Markets Bond Portfolio	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.6% ¤
ALBANIA 0.2%
SOVEREIGN ISSUES 0.2%
Albania Government International Bond 3.500% due 11/23/2031	EUR	400	$288

Total Albania (Cost $446)			288

ANGOLA 0.3%
SOVEREIGN ISSUES 0.3%
Angolan Government International Bond
8.250% due 05/09/2028		$600	474
8.750% due 04/14/2032		200	149

Total Angola (Cost $700)			623

ARGENTINA 1.5%
SOVEREIGN ISSUES 1.5%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$776	157
1.000% due 07/09/2029		549	107
1.500% due 07/09/2035 þ		3,576	658
1.500% due 07/09/2046 þ		310	58
3.500% due 07/09/2041 þ		4,627	997
3.875% due 01/09/2038 þ		1,892	448
Provincia de Buenos Aires 5.250% due 09/01/2037 þ		543	171
Provincia de la Rioja 4.750% due 02/24/2028 þ		212	114
Provincia de Neuquen 4.625% due 04/27/2030 ^þ		165	103

Total Argentina (Cost $6,553)			2,813

ARMENIA 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Armenia International Bond
3.600% due 02/02/2031		$500	340
3.950% due 09/26/2029		300	214

Total Armenia (Cost $786)			554

AZERBAIJAN 1.0%
CORPORATE BONDS & NOTES 0.8%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$1,400	1,384

SOVEREIGN ISSUES 0.2%
Republic of Azerbaijan International Bond
3.500% due 09/01/2032		200	162
4.750% due 03/18/2024		200	195

			357

Total Azerbaijan (Cost $1,839)			1,741

BAHAMAS 0.3%
SOVEREIGN ISSUES 0.3%
Bahamas Government International Bond 6.000% due 11/21/2028		$1,000	610

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

Total Bahamas (Cost $1,004)			610

BAHRAIN 0.3%
SOVEREIGN ISSUES 0.3%
Bahrain Government International Bond 4.250% due 01/25/2028		$600	526

Total Bahrain (Cost $600)			526

BELARUS 0.0%
SOVEREIGN ISSUES 0.0%
Republic of Belarus International Bond 6.378% due 02/24/2031 ^(b)		$200	52

Total Belarus (Cost $200)			52

BERMUDA 0.2%
CORPORATE BONDS & NOTES 0.2%
Star Energy Geothermal Darajat 4.850% due 10/14/2038		$400	300

Total Bermuda (Cost $400)			300

BRAZIL 7.2%
CORPORATE BONDS & NOTES 2.4%
Banco BTG Pactual SA 4.500% due 01/10/2025		$200	190
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		2,580	2,503
Centrais Eletricas Brasileiras SA 3.625% due 02/04/2025		200	188
CSN Inova Ventures 6.750% due 01/28/2028		800	695
Odebrecht Oil & Gas Finance Ltd. 0.000% due 10/31/2022 (e)(f)		623	1
Petrobras Global Finance BV 6.850% due 06/05/2115		200	156
Vale SA 0.000% due 12/29/2049 «~(f)	BRL	10,380	687

			4,420

SOVEREIGN ISSUES 4.8%
Brazil Government International Bond
4.750% due 01/14/2050		$1,213	829
5.000% due 01/27/2045		318	232
5.625% due 01/07/2041		50	41
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2023 (e)	BRL	38,300	6,663
Brazil Notas do Tesouro Nacional 6.000% due 08/15/2050		4,740	908

			8,673

Total Brazil (Cost $14,372)			13,093

CAMEROON 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Cameroon International Bond 5.950% due 07/07/2032	EUR	400	260

Total Cameroon (Cost $474)			260

CAYMAN ISLANDS 2.3%
CORPORATE BONDS & NOTES 2.3%
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (e)		$562	357
Country Garden Holdings Co. Ltd.
3.125% due 10/22/2025		200	65
6.150% due 09/17/2025		200	71
8.000% due 01/27/2024		300	118
Interoceanica Finance Ltd.
0.000% due 11/30/2025 (e)		169	142
0.000% due 05/15/2030 (e)		674	526

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(b)	300	33
11.950% due 11/12/2023 ^(b)	200	21
Lima Metro Line 2 Finance Ltd. 5.875% due 07/05/2034	96	91
MGM China Holdings Ltd. 4.750% due 02/01/2027	400	312
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)	457	261
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	114	112
Poinsettia Finance Ltd. 6.625% due 06/17/2031	651	596
SA Global Sukuk Ltd.
1.602% due 06/17/2026	400	355
2.694% due 06/17/2031	500	423
Sands China Ltd.
5.625% due 08/08/2025	300	272
5.900% due 08/08/2028	400	337
Sunac China Holdings Ltd. 7.000% due 07/09/2025 ^(b)	800	117

Total Cayman Islands (Cost $6,127)		4,209

CHILE 3.6%
CORPORATE BONDS & NOTES 1.6%
Banco del Estado de Chile 2.704% due 01/09/2025	$200	187
Banco Santander Chile 2.700% due 01/10/2025	200	187
Corp. Nacional del Cobre de Chile
3.700% due 01/30/2050	300	199
4.250% due 07/17/2042	200	150
4.875% due 11/04/2044	600	489
Embotelladora Andina SA 3.950% due 01/21/2050	200	149
Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050	200	113
3.830% due 09/14/2061	200	135
Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030	200	172
4.700% due 05/07/2050	300	227
Empresa Nacional del Petroleo 3.450% due 09/16/2031	300	236
GNL Quintero SA 4.634% due 07/31/2029	659	607

		2,851

SOVEREIGN ISSUES 2.0%
Chile Government International Bond
2.750% due 01/31/2027	1,700	1,534
3.100% due 05/07/2041	800	544
3.250% due 09/21/2071	800	459
3.500% due 01/31/2034	500	409
4.340% due 03/07/2042	800	635

		3,581

Total Chile (Cost $8,074)		6,432

CHINA 0.1%
CORPORATE BONDS & NOTES 0.1%
New Metro Global Ltd. 4.800% due 12/15/2024	$200	90
Yango Justice International Ltd. 7.500% due 04/15/2024 ^(b)	400	21

Total China (Cost $569)		111

COLOMBIA 3.1%
CORPORATE BONDS & NOTES 0.7%
Ecopetrol SA
4.625% due 11/02/2031	$500	351
5.875% due 09/18/2023	300	298
5.875% due 05/28/2045	400	243
6.875% due 04/29/2030	200	168

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

7.375% due 09/18/2043		200	147

			1,207

SOVEREIGN ISSUES 2.4%
Colombia Government International Bond
3.875% due 02/15/2061		300	154
4.000% due 02/26/2024		1,000	975
4.125% due 05/15/2051		400	216
4.500% due 01/28/2026		1,200	1,102
4.500% due 03/15/2029		300	247
5.000% due 06/15/2045		1,300	792
5.200% due 05/15/2049		500	310
6.125% due 01/18/2041		400	295
8.125% due 05/21/2024		300	307

			4,398

Total Colombia (Cost $7,376)			5,605

COSTA RICA 0.4%
SOVEREIGN ISSUES 0.4%
Costa Rica Government International Bond
4.250% due 01/26/2023		$400	400
5.625% due 04/30/2043		400	286

Total Costa Rica (Cost $800)			686

DOMINICAN REPUBLIC 2.1%
SOVEREIGN ISSUES 2.1%
Dominican Republic International Bond
4.875% due 09/23/2032		$700	529
5.300% due 01/21/2041		400	272
5.500% due 02/22/2029		500	432
5.875% due 01/30/2060		800	531
6.000% due 07/19/2028		1,600	1,458
6.000% due 02/22/2033		500	408
6.500% due 02/15/2048		300	222

Total Dominican Republic (Cost $4,769)			3,852

ECUADOR 0.8%
SOVEREIGN ISSUES 0.8%
Ecuador Government International Bond
0.000% due 07/31/2030 (e)		$273	81
1.500% due 07/31/2040 þ		645	192
2.500% due 07/31/2035 þ		2,084	698
5.500% due 07/31/2030 þ		812	386
Ecuador Social Bond SARL 0.000% due 01/30/2035 (e)		118	90

Total Ecuador (Cost $2,444)			1,447

EGYPT 2.0%
SOVEREIGN ISSUES 2.0%
Egypt Government International Bond
5.875% due 02/16/2031		$300	175
6.375% due 04/11/2031	EUR	400	230
7.053% due 01/15/2032		$400	243
7.300% due 09/30/2033		500	290
7.625% due 05/29/2032		2,400	1,454
7.903% due 02/21/2048		400	210
8.500% due 01/31/2047		1,000	559
8.700% due 03/01/2049		200	111
8.875% due 05/29/2050		800	447

Total Egypt (Cost $5,974)			3,719

EL SALVADOR 0.1%
SOVEREIGN ISSUES 0.1%
El Salvador Government International Bond 7.125% due 01/20/2050		$750	244

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

Total El Salvador (Cost $700)		244

ETHIOPIA 0.1%
SOVEREIGN ISSUES 0.1%
Ethiopia Government International Bond 6.625% due 12/11/2024	$200	102

Total Ethiopia (Cost $200)		102

GERMANY 0.4%
CORPORATE BONDS & NOTES 0.4%
Deutsche Bank AG
3.950% due 02/27/2023	$400	398
4.112% (US0003M + 1.190%) due 11/16/2022 ~	300	300

Total Germany (Cost $697)		698

GHANA 0.9%
SOVEREIGN ISSUES 0.9%
Ghana Government International Bond
0.000% due 04/07/2025 (e)	$200	86
6.375% due 02/11/2027	200	81
7.625% due 05/16/2029	600	231
7.750% due 04/07/2029	400	153
7.875% due 03/26/2027 (j)	300	125
7.875% due 02/11/2035	200	75
8.125% due 03/26/2032	900	341
8.625% due 04/07/2034	700	262
8.750% due 03/11/2061	600	223

Total Ghana (Cost $3,778)		1,577

GUATEMALA 0.6%
SOVEREIGN ISSUES 0.6%
Guatemala Government International Bond
4.375% due 06/05/2027	$300	276
4.650% due 10/07/2041	200	141
4.875% due 02/13/2028	410	372
6.125% due 06/01/2050	300	247

Total Guatemala (Cost $1,197)		1,036

HONG KONG 0.7%
CORPORATE BONDS & NOTES 0.6%
Huarong Finance Co. Ltd.
3.375% due 02/24/2030	$400	262
3.875% due 11/13/2029	200	137
4.500% due 05/29/2029	650	460
5.000% due 11/19/2025	200	171
Lenovo Group Ltd. 3.421% due 11/02/2030	200	151

		1,181

SOVEREIGN ISSUES 0.1%
Airport Authority 2.625% due 02/04/2051	200	130

Total Hong Kong (Cost $1,644)		1,311

HUNGARY 0.7%
SOVEREIGN ISSUES 0.7%
Hungary Government International Bond
2.125% due 09/22/2031	$250	172
5.250% due 06/16/2029	1,000	906
5.500% due 06/16/2034	200	170

Total Hungary (Cost $1,434)		1,248

INDIA 1.4%
CORPORATE BONDS & NOTES 0.9%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030	$200	151

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

Adani Transmission Step-One Ltd. 4.250% due 05/21/2036		175	143
Indian Railway Finance Corp. Ltd.
3.249% due 02/13/2030		200	165
3.950% due 02/13/2050		200	142
Muthoot Finance Ltd. 4.400% due 09/02/2023		300	293
Shriram Transport Finance Co. Ltd. 5.100% due 07/16/2023		700	675

			1,569

SOVEREIGN ISSUES 0.5%
Export-Import Bank of India
3.250% due 01/15/2030		500	419
3.375% due 08/05/2026		500	463

			882

Total India (Cost $2,773)			2,451

INDONESIA 5.6%
CORPORATE BONDS & NOTES 4.2%
Freeport Indonesia PT 5.315% due 04/14/2032		$400	333
Indonesia Asahan Aluminium Persero PT 5.450% due 05/15/2030		800	717
Pelabuhan Indonesia Persero PT
4.250% due 05/05/2025		400	386
4.500% due 05/02/2023		800	795
4.875% due 10/01/2024		500	491
Pertamina Persero PT
1.400% due 02/09/2026		500	430
4.300% due 05/20/2023		200	199
6.000% due 05/03/2042		1,300	1,150
6.450% due 05/30/2044		1,500	1,405
Perusahaan Penerbit SBSN SR Unsecured 4.700% due 06/06/2032		600	564
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050		800	483
4.125% due 05/15/2027		200	185
4.375% due 02/05/2050		200	129
5.250% due 05/15/2047		400	296

			7,563

SOVEREIGN ISSUES 1.4%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	200	195
3.375% due 04/15/2023		$362	360
5.125% due 01/15/2045		200	175
5.250% due 01/17/2042		1,300	1,180
5.250% due 01/08/2047		200	179
6.750% due 01/15/2044		300	315
7.750% due 01/17/2038		100	114

			2,518

Total Indonesia (Cost $11,549)			10,081

IRELAND 0.3%
CORPORATE BONDS & NOTES 0.3%
Republic of Angola Via Avenir Issuer Ireland DAC 6.927% due 02/19/2027		$643	579

Total Ireland (Cost $609)			579

ISRAEL 0.6%
CORPORATE BONDS & NOTES 0.6%
Bank Hapoalim BM 3.255% due 01/21/2032 •(g)		$500	418
Israel Electric Corp. Ltd. 3.750% due 02/22/2032		300	259
Leviathan Bond Ltd. 6.125% due 06/30/2025		400	378

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

Total Israel (Cost $1,199)			1,055

IVORY COAST 0.9%
SOVEREIGN ISSUES 0.9%
Ivory Coast Government International Bond
4.875% due 01/30/2032	EUR	300	198
5.250% due 03/22/2030		700	504
5.750% due 12/31/2032 þ		$815	699
5.875% due 10/17/2031	EUR	200	142
6.625% due 03/22/2048		200	117

Total Ivory Coast (Cost $2,441)			1,660

JAMAICA 0.1%
CORPORATE BONDS & NOTES 0.1%
TransJamaican Highway Ltd. 5.750% due 10/10/2036		$192	157

Total Jamaica (Cost $192)			157

JAPAN 0.5%
CORPORATE BONDS & NOTES 0.5%
Mitsubishi UFJ Financial Group, Inc. 5.063% due 09/12/2025 •(j)		$1,000	990

Total Japan (Cost $1,000)			990

JERSEY, CHANNEL ISLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
Corsair International Ltd.
5.473% due 01/28/2027 •	EUR	700	643
5.823% due 01/28/2029 •		300	271

Total Jersey, Channel Islands (Cost $1,118)			914

JORDAN 0.8%
SOVEREIGN ISSUES 0.8%
Jordan Government International Bond
5.750% due 01/31/2027		$600	542
6.125% due 01/29/2026		300	282
7.375% due 10/10/2047		500	367
7.750% due 01/15/2028		200	189

Total Jordan (Cost $1,664)			1,380

KAZAKHSTAN 2.0%
CORPORATE BONDS & NOTES 1.9%
Development Bank of Kazakhstan JSC
4.125% due 12/10/2022		$400	400
5.750% due 05/12/2025		700	698
KazMunayGas National Co. JSC
4.750% due 04/24/2025		1,700	1,577
4.750% due 04/19/2027		400	336
5.750% due 04/19/2047		200	134
Tengizchevroil Finance Co. International Ltd. 3.250% due 08/15/2030		400	285

			3,430

SOVEREIGN ISSUES 0.1%
Kazakhstan Government International Bond 4.875% due 10/14/2044		200	155

Total Kazakhstan (Cost $3,974)			3,585

KENYA 0.4%
SOVEREIGN ISSUES 0.4%
Republic of Kenya Government International Bond
6.300% due 01/23/2034		$200	123
7.250% due 02/28/2028		600	439
8.000% due 05/22/2032		200	136

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

Total Kenya (Cost $1,026)			698

LEBANON 0.0%
SOVEREIGN ISSUES 0.0%
Lebanon Government International Bond 8.250% due 05/17/2034 ^(b)		$600	36

Total Lebanon (Cost $38)			36

LUXEMBOURG 0.8%
CORPORATE BONDS & NOTES 0.8%
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 «(a)		$352	281
Gazprom PJSC Via Gaz Capital SA 5.150% due 02/11/2026		1,000	495
Petrorio Luxembourg Trading SARL 6.125% due 06/09/2026		300	271
Unigel Luxembourg SA 8.750% due 10/01/2026		400	382

Total Luxembourg (Cost $1,966)			1,429

MALAYSIA 0.9%
CORPORATE BONDS & NOTES 0.9%
Petronas Capital Ltd.
3.404% due 04/28/2061		$1,300	897
4.800% due 04/21/2060		900	824

Total Malaysia (Cost $2,241)			1,721

MAURITIUS 0.2%
CORPORATE BONDS & NOTES 0.2%
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		$500	422

Total Mauritius (Cost $500)			422

MEXICO 6.1%
		SHARES
COMMON STOCKS 0.0%
Desarrolladora Homex SAB de CV (c)		17,978	0
Hipotecaria Su Casita SA de CV «(c)		5,259	0
Urbi Desarrollos Urbanos SAB de CV (c)		95	0

			0

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 4.5%
America Movil SAB de CV
5.375% due 04/04/2032		$600	517
6.450% due 12/05/2022	MXN	6,000	296
Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(f)(g)		$400	315
7.500% due 06/27/2029 •(f)(g)		200	171
Comision Federal de Electricidad 6.264% due 02/15/2052		200	141
Industrias Penoles SAB de CV 4.750% due 08/06/2050		400	286
Minera Mexico SA de CV 4.500% due 01/26/2050		200	140
Petroleos Mexicanos
6.625% due 06/15/2038		700	411
6.700% due 02/16/2032		928	652
6.750% due 09/21/2047		760	425
6.950% due 01/28/2060		3,000	1,665
7.690% due 01/23/2050		5,000	3,070

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

Trust Fibra Uno 6.390% due 01/15/2050		200	140

			8,229

SOVEREIGN ISSUES 1.6%
Mexico Government International Bond
3.750% due 04/19/2071		500	291
3.771% due 05/24/2061		2,044	1,214
5.000% due 04/27/2051		900	694
5.750% due 10/12/2110		900	699

			2,898

Total Mexico (Cost $17,715)			11,127

MONGOLIA 0.4%
SOVEREIGN ISSUES 0.4%
Mongolia Government International Bond
3.500% due 07/07/2027		$400	298
5.625% due 05/01/2023		377	357

Total Mongolia (Cost $773)			655

MOROCCO 1.1%
CORPORATE BONDS & NOTES 0.3%
OCP SA
3.750% due 06/23/2031		$400	305
5.125% due 06/23/2051		500	320

			625

SOVEREIGN ISSUES 0.8%
Morocco Government International Bond
3.000% due 12/15/2032		200	141
4.000% due 12/15/2050		400	230
4.250% due 12/11/2022		1,000	997

			1,368

Total Morocco (Cost $2,450)			1,993

NAMIBIA 0.1%
SOVEREIGN ISSUES 0.1%
Namibia Government International Bond 5.250% due 10/29/2025		$300	268

Total Namibia (Cost $299)			268

NETHERLANDS 1.6%
CORPORATE BONDS & NOTES 1.6%
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/2042		$300	298
Metinvest BV
7.750% due 04/23/2023		200	115
8.500% due 04/23/2026		400	186
Mong Duong Finance Holdings BV 5.125% due 05/07/2029		400	315
NE Property BV 1.875% due 10/09/2026	EUR	400	322
Prosus NV
1.539% due 08/03/2028		200	148
2.031% due 08/03/2032		100	63
3.257% due 01/19/2027		$200	168
3.680% due 01/21/2030		200	150
4.027% due 08/03/2050		200	112
Republic of Angola Via Avenir BV
6.609% (US0006M + 4.500%) due 12/07/2023 ~		300	296
10.447% (US0006M + 7.500%) due 07/01/2023 ~		689	697

Total Netherlands (Cost $3,778)			2,870

NIGERIA 2.0%
CORPORATE BONDS & NOTES 0.3%
BOI Finance BV 7.500% due 02/16/2027	EUR	600	480

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

SOVEREIGN ISSUES 1.7%
Nigeria Government International Bond
6.125% due 09/28/2028	$1,000	665
6.375% due 07/12/2023	500	487
6.500% due 11/28/2027	600	436
7.143% due 02/23/2030	400	262
7.375% due 09/28/2033	500	304
7.875% due 02/16/2032	600	388
8.250% due 09/28/2051	400	226
8.747% due 01/21/2031	400	282

		3,050

Total Nigeria (Cost $4,954)		3,530

OMAN 2.1%
CORPORATE BONDS & NOTES 0.1%
Oman Sovereign Sukuk Co. 4.397% due 06/01/2024	$200	196

SOVEREIGN ISSUES 2.0%
Oman Government International Bond
4.125% due 01/17/2023	800	795
5.625% due 01/17/2028	1,300	1,212
6.000% due 08/01/2029	900	841
6.500% due 03/08/2047	400	314
7.000% due 01/25/2051	500	414

		3,576

Total Oman (Cost $4,013)		3,772

PAKISTAN 0.4%
CORPORATE BONDS & NOTES 0.1%
Third Pakistan International Sukuk Co. Ltd. 5.625% due 12/05/2022	$200	171

SOVEREIGN ISSUES 0.3%
Pakistan Government International Bond
6.875% due 12/05/2027	400	154
7.375% due 04/08/2031	400	150
8.875% due 04/08/2051	500	183

		487

Total Pakistan (Cost $1,401)		658

PANAMA 1.8%
CORPORATE BONDS & NOTES 0.4%
Aeropuerto Internacional de Tocumen SA 5.125% due 08/11/2061	$300	215
Banco General SA 5.250% due 05/07/2031 •(f)(g)	400	343
Banco Nacional de Panama 2.500% due 08/11/2030	200	147

		705

SOVEREIGN ISSUES 1.4%
Panama Government International Bond
4.300% due 04/29/2053	800	536
4.500% due 04/01/2056	900	611
4.500% due 01/19/2063	300	199
6.700% due 01/26/2036	600	592
8.875% due 09/30/2027	500	573

		2,511

Total Panama (Cost $4,314)		3,216

PARAGUAY 0.3%
SOVEREIGN ISSUES 0.3%
Paraguay Government International Bond
3.849% due 06/28/2033	$200	158
4.700% due 03/27/2027	200	189
6.100% due 08/11/2044	200	167

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

Total Paraguay (Cost $595)			514

PERU 1.4%
CORPORATE BONDS & NOTES 0.8%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	1,800	420
Cia de Minas Buenaventura SAA 5.500% due 07/23/2026		$200	168
InRetail Consumer 3.250% due 03/22/2028		500	417
Petroleos del Peru SA
4.750% due 06/19/2032		400	283
5.625% due 06/19/2047		300	181

			1,469

SOVEREIGN ISSUES 0.6%
Peru Government International Bond
2.392% due 01/23/2026		200	182
3.000% due 01/15/2034		500	376
3.230% due 07/28/2121		200	109
3.300% due 03/11/2041		600	416

			1,083

Total Peru (Cost $3,415)			2,552

PHILIPPINES 1.2%
CORPORATE BONDS & NOTES 0.5%
Power Sector Assets & Liabilities Management Corp. 7.390% due 12/02/2024		$900	947

SOVEREIGN ISSUES 0.7%
Philippines Government International Bond
2.650% due 12/10/2045		500	310
2.950% due 05/05/2045		400	261
3.700% due 03/01/2041		1,000	766

			1,337

Total Philippines (Cost $3,011)			2,284

QATAR 1.8%
CORPORATE BONDS & NOTES 0.9%
Nakilat, Inc. 6.067% due 12/31/2033		$92	92
Qatar Energy
2.250% due 07/12/2031		600	485
3.125% due 07/12/2041		400	293
3.300% due 07/12/2051		800	570
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027		285	287

			1,727

SOVEREIGN ISSUES 0.9%
Qatar Government International Bond
4.400% due 04/16/2050		600	529
4.817% due 03/14/2049		500	464
5.103% due 04/23/2048		700	680

			1,673

Total Qatar (Cost $3,920)			3,400

ROMANIA 1.3%
SOVEREIGN ISSUES 1.3%
Romania Government International Bond
1.750% due 07/13/2030	EUR	350	223
2.124% due 07/16/2031		800	499
2.125% due 03/07/2028		700	532
2.625% due 12/02/2040		300	151
2.875% due 04/13/2042		500	253
3.500% due 04/03/2034		100	66
3.750% due 02/07/2034		200	136
5.000% due 09/27/2026		500	473

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

Total Romania (Cost $3,862)			2,333

RUSSIA 0.8%
SOVEREIGN ISSUES 0.8%
Russia Government International Bond
1.850% due 11/20/2032 ^(b)	EUR	600	265
5.250% due 06/23/2047 ^(b)		$200	100
5.625% due 04/04/2042 ^(b)		1,900	1,045
5.875% due 09/16/2043 ^(b)		200	110

Total Russia (Cost $2,650)			1,520

RWANDA 0.1%
SOVEREIGN ISSUES 0.1%
Rwanda Government International Bond 5.500% due 08/09/2031		$200	146

Total Rwanda (Cost $200)			146

SAUDI ARABIA 2.9%
CORPORATE BONDS & NOTES 0.6%
Saudi Arabian Oil Co.
3.500% due 11/24/2070		$300	194
4.250% due 04/16/2039		1,000	860

			1,054

SOVEREIGN ISSUES 2.3%
Saudi Government International Bond
2.250% due 02/02/2033		200	157
3.450% due 02/02/2061		600	409
3.750% due 01/21/2055		1,500	1,112
4.500% due 10/26/2046 (j)		2,900	2,456

			4,134

Total Saudi Arabia (Cost $6,964)			5,188

SENEGAL 0.3%
SOVEREIGN ISSUES 0.3%
Senegal Government International Bond
4.750% due 03/13/2028	EUR	100	80
5.375% due 06/08/2037		200	118
6.250% due 05/23/2033		$300	226
6.750% due 03/13/2048		200	125

Total Senegal (Cost $868)			549

SERBIA 0.3%
SOVEREIGN ISSUES 0.3%
Serbia Government International Bond
1.500% due 06/26/2029	EUR	200	131
1.650% due 03/03/2033		700	383

Total Serbia (Cost $879)			514

SINGAPORE 0.2%
CORPORATE BONDS & NOTES 0.2%
Flex Ltd. 4.875% due 06/15/2029		$100	91
Medco Bell Pte. Ltd. 6.375% due 01/30/2027		300	241

Total Singapore (Cost $403)			332

SOUTH AFRICA 3.6%
CORPORATE BONDS & NOTES 1.6%
AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030		$200	156
6.500% due 04/15/2040		100	88
Development Bank of Southern Africa 8.600% due 10/21/2024 «	ZAR	24,300	1,307
Eskom Holdings SOC Ltd.
6.350% due 08/10/2028		$500	438

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

7.125% due 02/11/2025		500	445
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		500	498

			2,932

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Sasol Ltd. 4.684% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		948	945

SOVEREIGN ISSUES 1.5%
South Africa Government International Bond
4.850% due 09/30/2029		1,500	1,243
5.000% due 10/12/2046		300	184
5.750% due 09/30/2049		600	388
5.875% due 04/20/2032		400	331
7.300% due 04/20/2052		300	230
10.500% due 12/21/2026	ZAR	6,300	360

			2,736

Total South Africa (Cost $7,952)			6,613

SOUTH KOREA 0.4%
CORPORATE BONDS & NOTES 0.4%
LG Chem Ltd. 1.375% due 07/07/2026		$900	779

Total South Korea (Cost $897)			779

SPAIN 0.4%
CORPORATE BONDS & NOTES 0.4%
Banco Santander SA 5.147% due 08/18/2025		$800	777

Total Spain (Cost $800)			777

SRI LANKA 0.4%
SOVEREIGN ISSUES 0.4%
Sri Lanka Government International Bond
6.125% due 06/03/2025 ^(b)		$700	197
6.825% due 07/18/2026 ^(b)		700	184
6.850% due 11/03/2025 ^(b)		800	216
7.550% due 03/28/2030 ^(b)		400	102
7.850% due 03/14/2029 ^(b)		300	76

Total Sri Lanka (Cost $2,576)			775

SUPRANATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
African Export-Import Bank 2.634% due 05/17/2026		$600	521

Total Supranational (Cost $600)			521

SWITZERLAND 0.6%
CORPORATE BONDS & NOTES 0.6%
Credit Suisse AG 4.750% due 08/09/2024		$300	293
Credit Suisse Group AG
6.373% due 07/15/2026 •		250	242
9.750% due 06/23/2027 •(f)(g)		500	491

Total Switzerland (Cost $1,050)			1,026

THAILAND 0.2%
CORPORATE BONDS & NOTES 0.2%
GC Treasury Center Co. Ltd.
2.980% due 03/18/2031		$200	158
4.300% due 03/18/2051		200	143

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

Total Thailand (Cost $395)			301

TURKEY 5.0%
CORPORATE BONDS & NOTES 0.3%
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		$222	190
Turkiye Is Bankasi AS 6.125% due 04/25/2024		200	191
Yapi ve Kredi Bankasi AS 5.850% due 06/21/2024		200	189

			570

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
SOCAR Turkey Enerji AS 4.214% (EUR006M + 3.450%) due 08/11/2026 ~	EUR	1,000	936

SOVEREIGN ISSUES 4.2%
Turkey Government International Bond
4.875% due 04/16/2043		$700	397
5.125% due 02/17/2028		1,500	1,169
5.750% due 05/11/2047		3,600	2,176
5.875% due 06/26/2031		500	364
5.950% due 01/15/2031		500	370
6.000% due 03/25/2027		700	590
6.000% due 01/14/2041		600	372
6.125% due 10/24/2028		300	240
6.375% due 10/14/2025		200	181
6.875% due 03/17/2036		1,600	1,169
Turkiye Ihracat Kredi Bankasi AS
5.375% due 10/24/2023		200	193
8.250% due 01/24/2024		400	392

			7,613

Total Turkey (Cost $12,097)			9,119

UKRAINE 0.6%
CORPORATE BONDS & NOTES 0.1%
NPC Ukrenergo 6.875% due 11/09/2028 ^(b)		$800	154

SOVEREIGN ISSUES 0.5%
Ukraine Government International Bond
6.876% due 05/21/2031 ^(b)		200	38
7.253% due 03/15/2035 ^(b)		900	171
7.375% due 09/25/2034 ^(b)		500	95
7.750% due 09/01/2025 ^(b)		1,030	250
7.750% due 09/01/2026 ^(b)		1,100	228
8.994% due 02/01/2026 ^(b)		200	43

			825

Total Ukraine (Cost $4,458)			979

UNITED ARAB EMIRATES 1.4%
CORPORATE BONDS & NOTES 1.0%
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		$600	554
DP World Ltd. 6.850% due 07/02/2037		600	612
NBK SPC Ltd. 1.625% due 09/15/2027 •		700	603

			1,769

SOVEREIGN ISSUES 0.4%
Emirate of Abu Dhabi Government International Bond
3.125% due 09/30/2049		600	424
3.875% due 04/16/2050		200	164

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

Finance Department Government of Sharjah 4.375% due 03/10/2051		300	184

			772

Total United Arab Emirates (Cost $2,911)			2,541

UNITED KINGDOM 0.8%
CORPORATE BONDS & NOTES 0.8%
Barclays PLC
3.250% due 02/12/2027	GBP	100	94
5.304% due 08/09/2026 •		$500	481
HSBC Holdings PLC
4.041% due 03/13/2028 •		200	181
5.210% due 08/11/2028 •		200	187
Lloyds Banking Group PLC
4.716% due 08/11/2026 •		200	192
4.976% due 08/11/2033 •		400	350
State Savings Bank of Ukraine 9.375% due 03/10/2023 þ		30	23
Ukreximbank Via Biz Finance PLC 9.750% due 01/22/2025		94	38

Total United Kingdom (Cost $1,768)			1,546

UNITED STATES 9.6%
ASSET-BACKED SECURITIES 1.8%
Countrywide Asset-Backed Certificates Trust
3.564% due 02/25/2037 ~		$465	448
4.209% due 11/25/2035 •		380	368
Credit-Based Asset Servicing & Securitization Trust 3.117% due 01/25/2037 ^þ		598	209
Morgan Stanley ABS Capital, Inc. Trust
3.849% due 01/25/2035 •		69	64
3.879% due 03/25/2034 ~		382	366
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 3.864% due 09/25/2035 ~		500	433
Soundview Home Loan Trust 3.984% due 10/25/2037 •		131	102
Wells Fargo Home Equity Asset-Backed Securities Trust 3.724% due 03/25/2037 •		1,500	1,286

			3,276

		SHARES
COMMON STOCKS 0.0%
Constellation Oil 'B' «(c)(h)		393,387	43

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 1.6%
DAE Funding LLC
1.625% due 02/15/2024		$200	187
2.625% due 03/20/2025		200	184
3.375% due 03/20/2028		200	170
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		300	300
Rio Oil Finance Trust
8.200% due 04/06/2028		437	438
9.250% due 07/06/2024		552	558
9.750% due 01/06/2027		580	602
Rutas 2 & 7 Finance Ltd. 0.000% due 09/30/2036 (e)		677	410

			2,849

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
Banc of America Mortgage Trust 2.759% due 02/25/2036 ^~		1	1
BCAP LLC Trust 2.977% due 05/26/2037 ~		592	546
Bear Stearns Adjustable Rate Mortgage Trust
3.011% due 01/25/2035 ~		1	1
3.233% due 05/25/2047 ^~		6	6
Citigroup Mortgage Loan Trust
3.878% due 09/25/2037 ^~		14	12
3.933% due 08/25/2035 ~		2	1

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

CitiMortgage Alternative Loan Trust 3.734% due 10/25/2036 •	82	69
Countrywide Alternative Loan Trust 3.434% due 05/25/2036 ^~	121	52
GSR Mortgage Loan Trust 2.889% due 01/25/2036 ^~	2	2
IndyMac INDA Mortgage Loan Trust 2.958% due 11/25/2037 ~	74	62
IndyMac INDX Mortgage Loan Trust
3.444% due 02/25/2037 •	156	152
3.724% due 07/25/2045 ~	87	69
Lehman XS Trust
3.464% due 09/25/2046 ~	116	105
3.584% due 08/25/2037 •	180	165
Morgan Stanley Mortgage Loan Trust 3.190% due 06/25/2036 ~	1	1
SunTrust Adjustable Rate Mortgage Loan Trust 3.653% due 10/25/2037 ^~	43	39
WaMu Mortgage Pass-Through Certificates Trust
3.091% due 03/25/2036 ~	99	92
3.223% due 02/25/2037 ^~	12	11
Washington Mutual Mortgage Pass-Through Certificates Trust 1.854% due 02/25/2047 ^•	139	120

		1,506

U.S. GOVERNMENT AGENCIES 0.5%
Freddie Mac 2.815% due 03/01/2036 •	1	1
Uniform Mortgage-Backed Security 4.000% due 07/01/2048	29	27
Uniform Mortgage-Backed Security, TBA 3.500% due 11/01/2052	1,000	900

		928

U.S. TREASURY OBLIGATIONS 4.9%
U.S. Treasury Bonds
1.750% due 08/15/2041 (m)	2,800	1,916
2.000% due 11/15/2041	1,400	1,003
3.125% due 11/15/2041	2,700	2,350
3.250% due 05/15/2042 (m)	200	178
3.375% due 08/15/2042	400	362
U.S. Treasury Notes
3.125% due 08/31/2029 (m)	3,200	3,038

		8,847

Total United States (Cost $19,516)		17,449

URUGUAY 0.2%
SOVEREIGN ISSUES 0.2%
Uruguay Government International Bond 5.100% due 06/18/2050	$500	459

Total Uruguay (Cost $480)		459

UZBEKISTAN 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Uzbekistan International Bond 3.900% due 10/19/2031	$400	282

Total Uzbekistan (Cost $319)		282

VENEZUELA 0.4%
CORPORATE BONDS & NOTES 0.1%
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(b)	$3,750	90
5.500% due 04/12/2037 ^(b)	4,350	103
6.000% due 05/16/2024 ^(b)	380	9
6.000% due 11/15/2026 ^(b)	1,200	28

		230

SOVEREIGN ISSUES 0.3%
Venezuela Government International Bond
7.000% due 03/31/2038 ^(b)	300	23
7.650% due 04/21/2025 ^(b)	630	47
8.250% due 10/13/2024 ^(b)	3,850	289
9.000% due 05/07/2023 ^(b)	800	60
9.250% due 09/15/2027 ^(b)	1,190	96

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

9.375% due 01/13/2034 ^(b)		40	3
11.950% due 08/05/2031 ^(b)		490	40

			558

Total Venezuela (Cost $10,193)			788

VIRGIN ISLANDS (BRITISH) 0.5%
CORPORATE BONDS & NOTES 0.5%
1MDB Global Investments Ltd. 4.400% due 03/09/2023		$1,000	958

Total Virgin Islands (British) (Cost $1,003)			958

ZAMBIA 0.1%
SOVEREIGN ISSUES 0.1%
Zambia Government International Bond 8.970% due 07/30/2027 ^(b)		$200	96

Total Zambia (Cost $139)			96

SHORT-TERM INSTRUMENTS 5.4%
REPURCHASE AGREEMENTS (i) 0.8%			1,531

ISRAEL TREASURY BILLS 4.6%
1.780% due 05/03/2023 - 08/02/2023 (d)(e)	ILS	30,500	8,380

Total Short-Term Instruments (Cost $10,714)			9,911

Total Investments in Securities (Cost $249,779)			182,636

		SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III		34,889	339

Total Short-Term Instruments (Cost $339)			339

Total Investments in Affiliates (Cost $339)			339

Total Investments 100.8% (Cost $250,118)			$182,975
Financial Derivative Instruments (k)(l) 0.6%(Cost or Premiums, net $222)			1,150
Other Assets and Liabilities, net (1.4)%			(2,553)

Net Assets 100.0%			$181,572

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'	06/10/2022	$43	$43	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	3.000%	09/22/2022	10/05/2022	$1,062	U.S. Treasury Bonds 3.375% due 11/15/2048	$(1,016)	$1,062	$1,063
FICC	1.150	09/30/2022	10/03/2022	469	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	(478)	469	469

Total Repurchase Agreements	$(1,494)	$1,531	$1,532

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

FBF	(1.000)%	08/11/2022	TBD(3)	$(298)	$(298)
JML	3.200	09/23/2022	11/04/2022	(2,469)	(2,471)
MEI	(1.750)	07/08/2022	10/07/2022	(136)	(136)
TDM	3.240	09/23/2022	TBD(3)	(946)	(946)

Total Reverse Repurchase Agreements	$(3,851)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)

United States (0.9)%
U.S. Treasury Obligations (0.9)%
U.S. Treasury Bonds	3.375%	11/15/2048	$1,100	$(1,093)	$(1,016)
U.S. Treasury Notes	2.375	02/29/2024	700	(683)	(684)

Total Short Sales (0.9)%	$(1,776)	$(1,700)

(j)	Securities with an aggregate market value of $3,821 have been pledged as collateral under the terms of master agreements as of September 30, 2022.
(1)	Includes accrued interest.

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

(2)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(614) at a weighted average interest rate of 0.890%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $16 of accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note December Futures	12/2022	348	$38,998	$(1,833)	$0	$(136)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	13	1,781	(163)	0	(21)

$(1,996)	$0	$(157)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond December Futures	12/2022	42	$(5,701)	$265	$17	$(41)
U.S. Treasury 5-Year Note December Futures	12/2022	196	(21,072)	724	52	0

$989	$69	$(41)

Total Futures Contracts	$(1,007)	$69	$(198)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.652%	$100	$0	$0	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

iTraxx Asia Ex-Japan 38 5-Year Index	1.000%	Quarterly	12/20/2027	$500	$(18)	$0	$(18)	$2	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2024	$5,700	$(177)	$(63)	$(240)	$0	$(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	09/21/2024	5,400	223	108	331	6	0
Pay	1-Year BRL-CDI	5.863	Maturity	01/02/2023	BRL	32,300	(22)	(292)	(314)	0	0
Receive	1-Year BRL-CDI	11.970	Maturity	01/02/2024	16,800	0	33	33	0	(2)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	$5,700	334	(953)	(619)	0	(19)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028	400	3	(57)	(54)	0	(2)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031	200	3	(35)	(32)	0	(1)
Receive	3-Month ZAR-JIBAR	5.950	Quarterly	11/30/2024	ZAR	29,000	0	68	68	0	(2)
Pay	28-Day MXN-TIIE	6.100	Lunar	02/26/2025	MXN	43,600	87	(267)	(180)	0	0
Pay	28-Day MXN-TIIE	6.100	Lunar	02/28/2025	23,200	46	(142)	(96)	0	0
Receive	28-Day MXN-TIIE	5.470	Lunar	04/21/2025	11,300	(9)	66	57	0	0
Receive	28-Day MXN-TIIE	5.615	Lunar	04/23/2025	44,500	(48)	263	215	0	(1)
Receive	28-Day MXN-TIIE	5.520	Lunar	04/24/2025	11,200	(10)	65	55	0	0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

Receive	28-Day MXN-TIIE	5.530	Lunar	04/24/2025	2,300	(2)	13	11	0	0

$428	$(1,193)	$(765)	$6	$(32)

Total Swap Agreements	$410	$(1,193)	$(783)	$8	$(32)

Cash of $1,420 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2023	ZAR	2,676	$151	$4	$0
03/2023	2,392	136	5	0
BPS	10/2022	EUR	852	854	19	0
10/2022	GBP	926	1,071	37	0
10/2022	$1	COP	5,452	0	0
10/2022	1,077	EUR	1,061	0	(37)
10/2022	967	MXN	19,578	4	0
12/2022	MXN	19,578	$952	0	(5)
12/2022	TRY	2,343	101	0	(14)
05/2023	ILS	1,186	368	30	0
BRC	10/2022	MXN	19,578	959	0	(13)
BSH	04/2023	BRL	29,300	5,396	173	0
CBK	10/2022	3,443	655	16	0
10/2022	PEN	789	203	5	0
10/2022	$668	BRL	3,443	0	(30)
10/2022	204	PEN	789	0	(6)
10/2022	10	PLN	47	0	(1)
12/2022	PEN	5,699	$1,382	10	(47)
12/2022	$44	MXN	900	0	0
12/2022	202	PEN	789	0	(5)
01/2023	BRL	3,283	$625	30	0
01/2023	ZAR	6,113	349	15	0
02/2023	$1,211	PEN	4,831	0	(13)
03/2023	PEN	6,331	$1,619	53	0
05/2023	ILS	4,247	1,326	117	0
05/2023	PEN	372	94	3	0
07/2023	ILS	13,295	4,163	361	0
08/2023	11,298	3,501	266	0
DUB	12/2022	ZAR	2,582	164	23	0
GLM	10/2022	BRL	5,407	1,000	0	(2)
10/2022	COP	5,452	1	0	0
10/2022	$1,033	BRL	5,407	0	(30)
10/2022	79	TRY	1,505	0	0
10/2022	ZAR	12,778	$811	106	0
12/2022	$1,217	PEN	4,847	0	(10)
02/2023	1	COP	5,452	0	0
04/2023	BRL	7,200	$1,319	36	0
JPM	10/2022	5,247	1,015	42	0
10/2022	$970	BRL	5,247	2	0
04/2023	BRL	1,800	$335	14	0
MBC	10/2022	EUR	447	431	0	(7)
10/2022	$215	EUR	220	2	(2)
MYI	10/2022	MXN	6,486	$318	0	(3)
10/2022	$8,596	EUR	8,910	136	0
11/2022	EUR	8,910	$8,614	0	(136)
SOG	10/2022	8,793	8,849	231	0
UAG	10/2022	MXN	50	2	0	0
10/2022	TRY	11,061	656	76	0
10/2022	ZAR	1,870	109	6	0
03/2023	3,425	192	5	0

Total Forward Foreign Currency Contracts	$1,827	$(361)

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(1)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Turkey Government International Bond	(1.000)%	Quarterly	12/20/2025	7.581%	$400	$34	$35	$69	$0
CBK	Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	7.581	300	25	27	52	0
DUB	Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	7.581	600	60	44	104	0
GST	South Korea Government International Bond	(1.000)	Quarterly	06/20/2027	0.553	1,200	(42)	19	0	(23)
HUS	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.786	100	0	(1)	0	(1)
JPM	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.786	200	0	(1)	0	(1)
	Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	7.581	800	77	61	138	0

							$154	$184	$363	$(25)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2031	3.738%	$300	$(44)	$(8)	$0	$(52)
	Chile Government International Bond	1.000	Quarterly	06/20/2024	0.897	300	1	0	1	0
	Chile Government International Bond	1.000	Quarterly	12/20/2025	1.165	1,000	25	(30)	0	(5)
	Chile Government International Bond	1.000	Quarterly	12/20/2026	1.391	100	1	(3)	0	(2)
	Colombia Government International Bond	1.000	Quarterly	12/20/2025	2.370	800	(21)	(11)	0	(32)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.113	1,400	0	(2)	0	(2)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.351	1,500	20	(3)	17	0
BPS	Chile Government International Bond	1.000	Quarterly	06/20/2024	0.897	100	0	0	0	0
	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.964	200	0	0	0	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.196	400	(1)	(1)	0	(2)
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.663	300	0	(7)	0	(7)
	Peru Government International Bond	1.000	Quarterly	06/20/2026	1.311	600	4	(10)	0	(6)
BRC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2023	38.229	450	(67)	(82)	0	(149)
	Chile Government International Bond	1.000	Quarterly	06/20/2026	1.293	1,000	17	(27)	0	(10)
	QNB Finance Ltd.	1.000	Quarterly	06/20/2023	0.527	100	1	(1)	0	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.375	500	5	2	7	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.711	200	(1)	0	0	(1)
CBK	Panama LA	1.000	Quarterly	06/20/2024	1.042	200	0	0	0	0
	Panama LA	1.000	Quarterly	12/20/2024	1.126	300	0	(1)	0	(1)
	Peru Government International Bond	1.000	Quarterly	12/20/2025	1.179	800	9	(13)	0	(4)
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.375	1,900	(64)	90	26	0
DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2022	1.520	500	(4)	4	0	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2031	3.738	100	(15)	(2)	0	(17)
	Indonesia Government International Bond	1.000	Quarterly	12/20/2027	1.574	6,900	(134)	(44)	0	(178)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.196	100	(1)	1	0	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.946	400	(17)	0	0	(17)
	Peru Government International Bond	1.000	Quarterly	06/20/2026	1.311	1,500	7	(22)	0	(15)
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.375	300	3	1	4	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2022	5.063	800	(36)	29	0	(7)
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.962	400	(6)	6	0	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.113	100	(1)	1	0	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.351	900	10	0	10	0
JPM	Nigeria Government International Bond	1.000	Quarterly	06/20/2023	6.766	500	(12)	(8)	0	(20)

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.941		500	(8)	3	0	(5)
	State Oil Company of Azerb	1.000	Quarterly	12/20/2023	2.200		300	(10)	6	0	(4)
	State Oil Company of Azerb	5.000	Quarterly	06/20/2026	3.857		100	1	3	4	0
MYC	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.964		200	1	(1)	0	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	1.391		700	4	(14)	0	(10)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.113		100	0	0	0	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.196		100	(1)	1	0	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.820		200	(1)	(6)	0	(7)
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.946		300	(10)	(3)	0	(13)
	Peru Government International Bond	1.000	Quarterly	06/20/2026	1.311		1,800	3	(21)	0	(18)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.351		1,400	8	8	16	0

								$(334)	$(165)	$85	$(584)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Montenegro Equity Market Index «		1.000%	Quarterly	06/20/2023	EUR	100	$(8)	$6	$0	$(2)

Total Swap Agreements								$(188)	$25	$448	$(611)

(m)

Securities with an aggregate market value of $614 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 09/30/2022

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

Investments in Securities, at Value
Albania
Sovereign Issues	$0	$288	$0	$288
Angola
Sovereign Issues	0	623	0	623
Argentina
Sovereign Issues	0	2,813	0	2,813
Armenia
Sovereign Issues	0	554	0	554
Azerbaijan
Corporate Bonds & Notes	0	1,384	0	1,384
Sovereign Issues	0	357	0	357
Bahamas
Sovereign Issues	0	610	0	610
Bahrain
Sovereign Issues	0	526	0	526
Belarus
Sovereign Issues	0	52	0	52
Bermuda
Corporate Bonds & Notes	0	300	0	300
Brazil
Corporate Bonds & Notes	0	3,733	687	4,420
Sovereign Issues	0	8,673	0	8,673
Cameroon
Sovereign Issues	0	260	0	260
Cayman Islands
Corporate Bonds & Notes	0	4,209	0	4,209
Chile
Corporate Bonds & Notes	0	2,851	0	2,851
Sovereign Issues	0	3,581	0	3,581
China
Corporate Bonds & Notes	0	111	0	111
Colombia
Corporate Bonds & Notes	0	1,207	0	1,207
Sovereign Issues	0	4,398	0	4,398
Costa Rica
Sovereign Issues	0	686	0	686
Dominican Republic
Sovereign Issues	0	3,852	0	3,852
Ecuador
Sovereign Issues	0	1,447	0	1,447
Egypt
Sovereign Issues	0	3,719	0	3,719
El Salvador
Sovereign Issues	0	244	0	244
Ethiopia
Sovereign Issues	0	102	0	102
Germany
Corporate Bonds & Notes	0	698	0	698
Ghana
Sovereign Issues	0	1,577	0	1,577
Guatemala
Sovereign Issues	0	1,036	0	1,036
Hong Kong
Corporate Bonds & Notes	0	1,181	0	1,181
Sovereign Issues	0	130	0	130
Hungary
Sovereign Issues	0	1,248	0	1,248
India
Corporate Bonds & Notes	0	1,569	0	1,569
Sovereign Issues	0	882	0	882
Indonesia
Corporate Bonds & Notes	0	7,563	0	7,563
Sovereign Issues	0	2,518	0	2,518
Ireland
Corporate Bonds & Notes	0	579	0	579
Israel
Corporate Bonds & Notes	0	1,055	0	1,055
Ivory Coast
Sovereign Issues	0	1,660	0	1,660
Jamaica
Corporate Bonds & Notes	0	157	0	157
Japan
Corporate Bonds & Notes	0	990	0	990
Jersey, Channel Islands
Corporate Bonds & Notes	0	914	0	914
Jordan
Sovereign Issues	0	1,380	0	1,380
Kazakhstan
Corporate Bonds & Notes	0	3,430	0	3,430
Sovereign Issues	0	155	0	155
Kenya
Sovereign Issues	0	698	0	698
Lebanon
Sovereign Issues	0	36	0	36
Luxembourg

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

Corporate Bonds & Notes	0	1,148	281	1,429
Malaysia
Corporate Bonds & Notes	0	1,721	0	1,721
Mauritius
Corporate Bonds & Notes	0	422	0	422
Mexico
Corporate Bonds & Notes	0	8,229	0	8,229
Sovereign Issues	0	2,898	0	2,898
Mongolia
Sovereign Issues	0	655	0	655
Morocco
Corporate Bonds & Notes	0	625	0	625
Sovereign Issues	0	1,368	0	1,368
Namibia
Sovereign Issues	0	268	0	268
Netherlands
Corporate Bonds & Notes	0	2,870	0	2,870
Nigeria
Corporate Bonds & Notes	0	480	0	480
Sovereign Issues	0	3,050	0	3,050
Oman
Corporate Bonds & Notes	0	196	0	196
Sovereign Issues	0	3,576	0	3,576
Pakistan
Corporate Bonds & Notes	0	171	0	171
Sovereign Issues	0	487	0	487
Panama
Corporate Bonds & Notes	0	705	0	705
Sovereign Issues	0	2,511	0	2,511
Paraguay
Sovereign Issues	0	514	0	514
Peru
Corporate Bonds & Notes	0	1,469	0	1,469
Sovereign Issues	0	1,083	0	1,083
Philippines
Corporate Bonds & Notes	0	947	0	947
Sovereign Issues	0	1,337	0	1,337
Qatar
Corporate Bonds & Notes	0	1,727	0	1,727
Sovereign Issues	0	1,673	0	1,673
Romania
Sovereign Issues	0	2,333	0	2,333
Russia
Sovereign Issues	0	1,520	0	1,520
Rwanda
Sovereign Issues	0	146	0	146
Saudi Arabia
Corporate Bonds & Notes	0	1,054	0	1,054
Sovereign Issues	0	4,134	0	4,134
Senegal
Sovereign Issues	0	549	0	549
Serbia
Sovereign Issues	0	514	0	514
Singapore
Corporate Bonds & Notes	0	332	0	332
South Africa
Corporate Bonds & Notes	0	1,625	1,307	2,932
Loan Participations and Assignments	0	0	945	945
Sovereign Issues	0	2,736	0	2,736
South Korea
Corporate Bonds & Notes	0	779	0	779
Spain
Corporate Bonds & Notes	0	777	0	777
Sri Lanka
Sovereign Issues	0	775	0	775
Supranational
Corporate Bonds & Notes	0	521	0	521
Switzerland
Corporate Bonds & Notes	0	1,026	0	1,026
Thailand
Corporate Bonds & Notes	0	301	0	301
Turkey
Corporate Bonds & Notes	0	570	0	570
Loan Participations and Assignments	0	936	0	936
Sovereign Issues	0	7,613	0	7,613
Ukraine
Corporate Bonds & Notes	0	154	0	154
Sovereign Issues	0	825	0	825
United Arab Emirates
Corporate Bonds & Notes	0	1,769	0	1,769
Sovereign Issues	0	772	0	772
United Kingdom
Corporate Bonds & Notes	0	1,546	0	1,546
United States
Asset-Backed Securities	0	3,276	0	3,276
Common Stocks	0	0	43	43

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

Corporate Bonds & Notes	0	2,849	0	2,849
Non-Agency Mortgage-Backed Securities	0	1,506	0	1,506
U.S. Government Agencies	0	928	0	928
U.S. Treasury Obligations	0	8,847	0	8,847
Uruguay
Sovereign Issues	0	459	0	459
Uzbekistan
Sovereign Issues	0	282	0	282
Venezuela
Corporate Bonds & Notes	0	230	0	230
Sovereign Issues	0	558	0	558
Virgin Islands (British)
Corporate Bonds & Notes	0	958	0	958
Zambia
Sovereign Issues	0	96	0	96
Short-Term Instruments
Repurchase Agreements	0	1,531	0	1,531
Israel Treasury Bills	0	8,380	0	8,380

$0	$179,373	$3,263	$182,636
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$339	$0	$0	$339

Total Investments	$339	$179,373	$3,263	$182,975

Short Sales, at Value - Liabilities
United States
U.S. Treasury Obligations	$0	$(1,700)	$0	$(1,700)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	17	60	0	77
Over the counter	0	2,275	0	2,275

$17	$2,335	$0	$2,352
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(41)	(189)	0	(230)
Over the counter	0	(970)	(2)	(972)

$(41)	$(1,159)	$(2)	$(1,202)

Total Financial Derivative Instruments	$(24)	$1,176	$(2)	$1,150

Totals	$315	$178,849	$3,261	$182,425

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2022:
Category and Subcategory	Beginning Balance at 12/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022 (1)

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$688	$129	$0	$7	$0	$(137)	$0	$0	$687	$(252)
Luxembourg
Corporate Bonds & Notes	0	261	0	5	0	15	0	0	281	15
South Africa
Corporate Bonds & Notes	1,521	0	0	0	0	(214)	0	0	1,307	(214)
Loan Participations and Assignments	1,077	(165)	34	0	(1)	0	0	945	33
Tanzania
Loan Participations and Assignments	114	0	(114)	0	0	0	0	0	0	0
Turkey
Loan Participations and Assignments	1,121	0	0	2	0	(187)	0	(936)	0	0
United States
Common Stocks	0	43	0	0	0	0	0	0	43	0

$4,521	$433	$(279)	$48	$0	$(524)	$0	$(936)	$3,263	$(418)
Financial Derivative Instruments - Liabilities
Over the counter	$(5)	$0	$0	$0	$0	$3	$0	$0	$(2)	$0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2022 (Unaudited)

Totals	$4,516	$433	$(279)	$48	$0	$(521)	$0	$(936)	$3,261	$(418)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Brazil
	Corporate Bonds & Notes	$687	Reference Instrument			Weighted Average		BRL	37.290	—
Luxembourg
	Corporate Bonds & Notes	281	Discounted Cash Flow			Discount Rate			13.880	—
South Africa
	Corporate Bonds & Notes	1,307	Reference Instrument			Yield			10.296	—
	Loan Participations and Assignments	945	Discounted Cash Flow			Discount Rate			4.193	—
United States
	Common Stocks	43	Recent Transaction			Price			$0.108	—
Financial Derivative Instruments - Liabilities
Over the counter		(2)	Indicative Market Quotation			Broker Quote			(2.142)	—

Total		$3,261

	(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio's shares is based on the Portfolio's net asset value (“NAV”). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for The Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using such data reflecting the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Sources or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Frequent or Excessive Purchases, Exchanges and Redemptions" section in the Portfolio's prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2022 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Notes to Financial Statements (Cont.)

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$11,266	$51,377	$(62,300)	$(120)	$116	$339	$77	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FBF	Credit Suisse International	MBC	HSBC Bank Plc
BPS	BNP Paribas S.A.	FICC	Fixed Income Clearing Corporation	MEI	Merrill Lynch International
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services LLC
BSH	Banco Santander S.A. - New York Branch	GST	Goldman Sachs International	MYI	Morgan Stanley & Co. International PLC
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SOG	Societe Generale Paris
CDI	Natixis Singapore	JML	JP Morgan Securities Plc	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG

Currency Abbreviations:
BRL	Brazilian Real	ILS	Israeli Shekel	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PLN	Polish Zloty

Index/Spread Abbreviations:
EUR006M	6 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate	US0006M	ICE 6-Month USD LIBOR
LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	JSC	Joint Stock Company	PIK	Payment-in-Kind
BRL-CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
DAC	Designated Activity Company	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
JIBAR	Johannesburg Interbank Agreed Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged)	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 114.9% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$68	$12
1.500% due 07/09/2035 þ		44	8
Provincia de Buenos Aires 62.098% due 04/12/2025	ARS	620	2

Total Argentina (Cost $54)			22

AUSTRALIA 2.7%
CORPORATE BONDS & NOTES 0.5%
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		$600	594

SOVEREIGN ISSUES 2.2%
Australia Government International Bond
0.500% due 09/21/2026	AUD	2,200	1,245
1.000% due 11/21/2031		300	150
1.750% due 06/21/2051		50	19
2.500% due 05/21/2030		400	234
4.500% due 04/21/2033		200	135
Queensland Treasury Corp. 4.250% due 07/21/2023		800	516
South Australia Government Financing Authority 1.750% due 05/24/2032		200	100
Treasury Corp. of Victoria 4.250% due 12/20/2032		100	62

			2,461

Total Australia (Cost $3,854)			3,055

BRAZIL 0.3%
CORPORATE BONDS & NOTES 0.3%
Banco Bradesco SA 2.850% due 01/27/2023		$300	298

Total Brazil (Cost $300)			298

CANADA 0.5%
CORPORATE BONDS & NOTES 0.3%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$80	69
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	300	259

			328

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053	CAD	103	74

SOVEREIGN ISSUES 0.1%
Canada Government Real Return Bond 1.500% due 12/01/2044 (f)		132	97

Total Canada (Cost $639)			498

CAYMAN ISLANDS 8.0%
ASSET-BACKED SECURITIES 7.4%
Apidos CLO 3.670% due 07/17/2030 ~		$250	245
Arbor Realty Commercial Real Estate Notes Ltd. 3.735% due 01/15/2037 •		300	293

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

Ares CLO Ltd. 3.382% due 01/15/2029 ~		341	335
Bain Capital Credit CLO Ltd. 3.680% due 07/20/2030 •		300	295
BDS Ltd. 4.343% due 12/16/2036 •		400	389
Birch Grove CLO Ltd. 4.423% due 06/15/2031 •		500	491
Carlyle Global Market Strategies CLO Ltd. 3.872% due 08/14/2030 ~		250	246
Carlyle U.S. CLO Ltd. 3.710% due 04/20/2031 •		300	292
CIFC Funding Ltd. 3.733% due 10/24/2030 •		500	492
Gallatin CLO Ltd. 3.782% due 01/21/2028 ~		157	156
Halseypoint CLO Ltd. 4.232% due 11/30/2032 ~		300	293
KREF Ltd. 4.474% due 02/17/2039 ~		300	288
LCM Ltd. 3.790% due 04/20/2031 •		500	485
Marble Point CLO Ltd. 3.552% due 10/15/2030 ~		400	394
MF1 Ltd. 3.634% due 02/19/2037 •		300	291
Sound Point CLO Ltd. 3.683% due 01/23/2029 ~		326	323
Starwood Commercial Mortgage Trust 4.139% due 04/18/2038 •		500	489
Starwood Mortgage Trust 3.635% due 11/15/2038 ~		300	293
Stratus CLO Ltd. 3.660% due 12/29/2029 ~		282	277
Symphony CLO Ltd. 3.433% due 07/14/2026 •		37	37
TPG Real Estate Finance Issuer Ltd. 3.935% due 02/15/2039 •		300	292
Venture CLO Ltd.
3.392% due 04/15/2027 ~		70	68
3.810% due 01/20/2029 ~		392	388
3.895% due 09/07/2030 ~		500	491
Voya CLO Ltd. 3.690% due 04/17/2030 ~		493	487

			8,130

CORPORATE BONDS & NOTES 0.5%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		282	221
SA Global Sukuk Ltd. 2.694% due 06/17/2031		200	169
Sands China Ltd. 5.625% due 08/08/2025		200	182

			572

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
MF1 Multifamily Housing Mortgage Loan Trust 3.810% due 07/15/2036 •		96	93

Total Cayman Islands (Cost $9,074)			8,795

DENMARK 2.4%
CORPORATE BONDS & NOTES 2.4%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	13,950	1,214
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		124	11
1.500% due 10/01/2053		890	83
Nykredit Realkredit AS
1.000% due 10/01/2050		10,774	975
1.500% due 10/01/2053		981	94
Realkredit Danmark AS
1.000% due 10/01/2050		2,438	221
1.500% due 10/01/2053		295	28

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

Total Denmark (Cost $4,365)			2,626

FRANCE 2.7%
CORPORATE BONDS & NOTES 1.1%
BNP Paribas SA
2.871% due 04/19/2032 •		$200	151
5.198% due 01/10/2030 •		200	185
Dexia Credit Local SA 1.625% due 10/16/2024		400	379
Societe Generale SA
2.226% due 01/21/2026 •		200	180
2.797% due 01/19/2028 •		200	169
4.677% due 06/15/2027		200	191

			1,255

SOVEREIGN ISSUES 1.6%
France Government International Bond
0.750% due 05/25/2052	EUR	1,500	835
2.000% due 05/25/2048		1,100	887

			1,722

Total France (Cost $4,453)			2,977

GERMANY 2.8%
CORPORATE BONDS & NOTES 2.8%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	200	167
1.750% due 11/19/2030 •		200	148
2.625% due 02/12/2026		300	272
3.035% due 05/28/2032 •(i)		$150	108
3.547% due 09/18/2031 •		200	153
3.729% due 01/14/2032 •(i)		200	135
3.961% due 11/26/2025 •		200	187
5.882% due 07/08/2031 •		200	160
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)		400	345
Kreditanstalt fuer Wiederaufbau 0.000% due 12/15/2027 (e)	EUR	1,200	1,030
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	200	128
5.375% due 04/23/2024	NZD	500	282

Total Germany (Cost $3,948)			3,115

GUERNSEY, CHANNEL ISLANDS 0.0%
CORPORATE BONDS & NOTES 0.0%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		$29	29

Total Guernsey, Channel Islands (Cost $29)			29

INDIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		$200	199

Total India (Cost $200)			199

IRELAND 2.4%
ASSET-BACKED SECURITIES 2.0%
Accunia European CLO DAC 0.950% due 07/15/2030 ~	EUR	223	215
Armada Euro CLO DAC 0.720% due 07/15/2031 ~		400	378
BlueMountain Fuji EUR CLO II DAC 0.650% due 07/15/2030 ~		205	196
CVC Cordatus Loan Fund DAC 0.650% due 10/15/2031 •		250	237
Harvest CLO DAC 1.040% due 07/15/2031		400	360
Jubilee CLO DAC
0.610% due 04/15/2030 ~		250	240
0.650% due 04/15/2031 •		250	233

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

Man GLG Euro CLO DAC 1.690% due 12/15/2031 ~		300	283

			2,142

CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC 1.650% due 10/29/2024		$200	183

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Shamrock Residential DAC 1.530% due 01/24/2061 •	EUR	280	270

Total Ireland (Cost $3,211)			2,595

ISRAEL 0.6%
SOVEREIGN ISSUES 0.6%
Israel Government International Bond
0.150% due 07/31/2023	ILS	1,100	302
3.800% due 05/13/2060		$200	152
4.125% due 01/17/2048		200	171

Total Israel (Cost $719)			625

ITALY 0.8%
CORPORATE BONDS & NOTES 0.8%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	300	264
3.625% due 09/24/2024		100	90
UniCredit SpA 7.830% due 12/04/2023		$500	504

Total Italy (Cost $981)			858

JAPAN 2.8%
CORPORATE BONDS & NOTES 0.6%
Mizuho Financial Group, Inc. 3.627% (US0003M + 0.630%) due 05/25/2024 ~		$200	198
Nissan Motor Co. Ltd.
4.345% due 09/17/2027		200	173
4.810% due 09/17/2030		300	243

			614

SOVEREIGN ISSUES 2.2%
Japan Finance Organization for Municipalities 0.625% due 09/02/2025		400	356
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	155,399	1,129
0.500% due 03/20/2049		100,000	568
0.700% due 06/20/2051		64,000	374

			2,427

Total Japan (Cost $4,049)			3,041

NETHERLANDS 0.8%
CORPORATE BONDS & NOTES 0.8%
Enel Finance International NV 2.650% due 09/10/2024		$200	189
ING Groep NV 4.743% (US0003M + 1.000%) due 10/02/2023 ~		700	701

Total Netherlands (Cost $900)			890

NORWAY 0.2%
SOVEREIGN ISSUES 0.2%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	300	172

Total Norway (Cost $218)			172

PERU 1.8%
SOVEREIGN ISSUES 1.8%
Peru Government International Bond
5.350% due 08/12/2040	PEN	300	52

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

5.940% due 02/12/2029		4,300	950
6.350% due 08/12/2028		3,500	804
8.200% due 08/12/2026		800	208

Total Peru (Cost $2,716)			2,014

QATAR 0.3%
CORPORATE BONDS & NOTES 0.3%
Qatar Energy
2.250% due 07/12/2031		$200	162
3.125% due 07/12/2041		200	146

Total Qatar (Cost $397)			308

ROMANIA 0.3%
SOVEREIGN ISSUES 0.3%
Romania Government International Bond
1.750% due 07/13/2030	EUR	200	128
2.000% due 04/14/2033		100	58
2.124% due 07/16/2031		100	62
2.750% due 04/14/2041		100	50
2.875% due 04/13/2042		100	51

Total Romania (Cost $703)			349

SAUDI ARABIA 0.3%
SOVEREIGN ISSUES 0.3%
Saudi Government International Bond 4.625% due 10/04/2047		$400	341

Total Saudi Arabia (Cost $474)			341

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	100	66
2.050% due 09/23/2036		100	52

Total Serbia (Cost $230)			118

SPAIN 1.0%
CORPORATE BONDS & NOTES 0.3%
Banco Santander SA
1.849% due 03/25/2026		$200	173
3.496% due 03/24/2025		200	191

			364

		SHARES
PREFERRED SECURITIES 0.1%
CaixaBank SA 5.875% due 10/09/2027 •(g)(h)		200,000	165

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.6%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	100	98
Spain Government International Bond 3.450% due 07/30/2066		550	508

			606

Total Spain (Cost $1,730)			1,135

SUPRANATIONAL 2.3%
CORPORATE BONDS & NOTES 2.3%
European Investment Bank
0.500% due 07/21/2023	AUD	600	373
0.500% due 01/15/2027	EUR	1,200	1,076

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

European Union 2.500% due 11/04/2027		1,100	1,070

Total Supranational (Cost $2,901)			2,519

SWITZERLAND 0.9%
CORPORATE BONDS & NOTES 0.9%
Credit Suisse AG 6.500% due 08/08/2023 (h)		$400	396
Credit Suisse Group AG 3.800% due 06/09/2023		600	591

Total Switzerland (Cost $1,009)			987

UNITED KINGDOM 7.5%
CORPORATE BONDS & NOTES 3.6%
Barclays Bank PLC 7.625% due 11/21/2022 (h)		$500	500
Barclays PLC
4.338% due 05/16/2024 •		400	395
4.553% (BBSW3M + 1.800%) due 06/15/2023 ~	AUD	250	160
5.129% (BBSW3M + 2.150%) due 06/26/2024 ~		500	324
HSBC Holdings PLC
2.848% due 06/04/2031 •		$200	153
3.973% due 05/22/2030 •		100	85
4.041% due 03/13/2028 •		200	181
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024	GBP	200	207
Nationwide Building Society 1.700% due 02/13/2023		$500	496
NatWest Group PLC 4.892% due 05/18/2029 •		400	365
Standard Chartered PLC
1.822% due 11/23/2025 •		300	272
2.608% due 01/12/2028 •		200	169
2.678% due 06/29/2032 •		300	220
Tesco Property Finance PLC 5.801% due 10/13/2040	GBP	141	137
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		300	292

			3,956

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%
Avon Finance PLC 3.045% due 09/20/2048 •		211	235
Eurohome UK Mortgages PLC 2.893% due 06/15/2044 •		292	314
Eurosail PLC 3.176% due 06/13/2045 •		247	274
Residential Mortgage Securities PLC 3.395% due 06/20/2070 •		210	236
Ripon Mortgages PLC 2.728% due 08/28/2056 •		919	1,012
Stratton Mortgage Funding PLC 2.588% due 07/20/2060 •		539	596
Towd Point Mortgage Funding
2.588% due 07/20/2045 ~		854	954
2.833% due 10/20/2051 •		273	305
Trinity Square PLC 2.496% due 07/15/2059 •		229	254

			4,180

		SHARES
PREFERRED SECURITIES 0.1%
Nationwide Building Society 10.250% ~		760	99

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

Total United Kingdom (Cost $9,696)		8,235

	PRINCIPAL AMOUNT (000s)
UNITED STATES 50.6%
ASSET-BACKED SECURITIES 7.3%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040	21	21
ACE Securities Corp. Home Equity Loan Trust 3.984% due 08/25/2035 •	486	475
Amortizing Residential Collateral Trust 3.784% due 10/25/2031 •	0	1
Citigroup Mortgage Loan Trust 4.074% due 07/25/2035 •	500	480
Conseco Finance Securitizations Corp. 7.490% due 07/01/2031 þ	469	483
Countrywide Asset-Backed Certificates 3.484% due 08/25/2034 ~	74	70
Countrywide Asset-Backed Certificates Trust
3.304% due 06/25/2047 ~	688	661
3.824% due 08/25/2047 ~	60	58
Credit-Based Asset Servicing & Securitization Trust 3.204% due 11/25/2036 •	14	7
Fortress Credit Investments Ltd. 4.132% due 02/23/2039 •	300	288
GSAMP Trust 3.584% due 05/25/2046 •	500	471
Home Equity Mortgage Trust 6.000% due 01/25/2037 ^þ	150	140
Morgan Stanley ABS Capital, Inc. Trust
3.194% due 03/25/2037 •	808	380
3.584% due 08/25/2036 ~	1,871	1,005
New Century Home Equity Loan Trust 3.819% due 06/25/2035 •	55	55
NovaStar Mortgage Funding Trust 3.624% due 05/25/2036 ~	500	464
Renaissance Home Equity Loan Trust 5.294% due 01/25/2037 þ	454	170
Securitized Asset-Backed Receivables LLC Trust 3.184% due 12/25/2036 ~	5	3
SMB Private Education Loan Trust
1.290% due 07/15/2053	208	187
3.735% due 02/16/2055 ~	285	281
3.918% due 07/15/2053 ~	52	51
Soundview Home Loan Trust 3.584% due 11/25/2036 •	506	472
Structured Asset Securities Corp. Mortgage Loan Trust 4.064% due 04/25/2035 •	3	3
Terwin Mortgage Trust 4.024% due 11/25/2033 •	9	8
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	264	235
2.710% due 01/25/2060 ~	222	210
2.900% due 10/25/2059 ~	904	855
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031	500	482
Washington Mutual Asset-Backed Certificates Trust 3.144% due 10/25/2036 ~	31	14

		8,030

CORPORATE BONDS & NOTES 5.2%
American Tower Corp. 3.800% due 08/15/2029	400	351
Bayer U.S. Finance LLC
4.250% due 12/15/2025	200	192
4.303% (US0003M + 1.010%) due 12/15/2023 ~	300	299
Boeing Co. 3.250% due 02/01/2028	200	175
British Airways Pass-Through Trust 3.350% due 12/15/2030	76	63
Broadcom, Inc. 3.137% due 11/15/2035	400	281
Campbell Soup Co. 3.650% due 03/15/2023	29	29
Charter Communications Operating LLC 6.384% due 10/23/2035	600	552
Citigroup, Inc. 3.290% due 03/17/2026 •(i)	200	189

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

Corebridge Financial, Inc. 3.500% due 04/04/2025		100	95
Fidelity National Information Services, Inc. 0.750% due 05/21/2023	EUR	100	97
Ford Motor Credit Co. LLC
1.320% due 12/01/2024 •		100	92
2.300% due 02/10/2025		$200	178
2.748% due 06/14/2024	GBP	100	101
GA Global Funding Trust 2.250% due 01/06/2027		$150	130
GLP Capital LP 5.300% due 01/15/2029		200	183
Goldman Sachs Group, Inc. 3.147% (SOFRRATE + 0.700%) due 01/24/2025 ~		500	491
Helmerich & Payne, Inc. 2.900% due 09/29/2031		100	79
Hyatt Hotels Corp. 1.300% due 10/01/2023		100	96
JPMorgan Chase & Co.
4.080% due 04/26/2026 •		400	385
4.912% due 07/25/2033 •		100	92
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	400	415
Organon & Co. 4.125% due 04/30/2028		$200	171
Pacific Gas & Electric Co.
3.500% due 06/15/2025		100	90
4.000% due 12/01/2046		100	64
Principal Life Global Funding 1.375% due 01/10/2025		100	92
Southern California Edison Co.
3.611% (SOFRRATE + 0.640%) due 04/03/2023 ~		100	100
3.801% (SOFRRATE + 0.830%) due 04/01/2024 ~		100	99
Spirit AeroSystems, Inc. 3.950% due 06/15/2023		400	386
Wells Fargo & Co. 3.908% due 04/25/2026 •		100	96

			5,663

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
CenturyLink, Inc. 5.365% (LIBOR01M + 2.250%) due 03/15/2027 ~		225	205

MUNICIPAL BONDS & NOTES 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Bonds, Series 2022 4.145% due 02/01/2033		100	95

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.3%
Adjustable Rate Mortgage Trust 2.844% due 09/25/2035 ^~		3	3
American Home Mortgage Assets Trust
3.274% due 05/25/2046 ^•		112	93
3.294% due 10/25/2046 ~		243	136
Banc of America Funding Trust
3.114% due 02/20/2036 ~		36	34
3.405% due 10/20/2046 ^~		51	43
5.500% due 01/25/2036		37	37
Bayview Opportunity Master Fund Trust 3.000% due 11/25/2051 ~		272	226
BCAP LLC Trust
3.424% due 01/25/2037 ^~		106	92
5.250% due 04/26/2037		323	196
Bear Stearns Adjustable Rate Mortgage Trust
2.847% due 05/25/2034 ~		5	4
2.995% due 05/25/2034 ~		6	6
3.159% due 08/25/2033 ~		3	3
3.195% due 10/25/2033 ~		2	2
3.233% due 05/25/2047 ^~		76	70
3.754% due 11/25/2034 ~		1	1
Bear Stearns ALT-A Trust
3.130% due 11/25/2035 ^~		59	48
3.531% due 09/25/2035 ^~		54	35
3.652% due 08/25/2036 ^~		104	57
Bear Stearns Structured Products, Inc. Trust 3.225% due 12/26/2046 ^~		43	34
BX Commercial Mortgage Trust 3.548% due 10/15/2036 ~		400	383
Chase Mortgage Finance Trust 3.719% due 07/25/2037 ~		11	10
Chevy Chase Funding LLC Mortgage-Backed Certificates 3.264% due 07/25/2036 •		242	219
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~		968	773

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

3.150% due 10/25/2035 ^~	119	117
3.790% due 09/25/2035 ~	4	3
Countrywide Alternative Loan Trust
2.604% due 11/25/2035 •	13	11
2.870% due 11/25/2035 ^~	102	90
3.144% due 11/25/2035 •	13	11
3.188% due 12/20/2046 ^•	176	145
3.203% due 07/20/2046 ^•	111	85
3.413% due 03/20/2046 •	55	43
3.434% due 05/25/2037 ^•	33	13
3.644% due 02/25/2037 ~	65	54
5.250% due 06/25/2035 ^	8	6
6.000% due 04/25/2037 ^	39	19
6.250% due 08/25/2037 ^	19	11
6.500% due 06/25/2036 ^	91	47
Countrywide Home Loan Mortgage Pass-Through Trust
1.991% due 02/20/2036 ^•	150	140
2.671% due 05/25/2047 ~	53	45
2.778% due 11/25/2034 ~	5	5
3.544% due 05/25/2035 •	30	25
3.624% due 04/25/2046 ~	903	272
3.664% due 04/25/2035 ~	4	4
3.684% due 03/25/2035 •	278	200
3.704% due 02/25/2035 •	250	222
3.724% due 03/25/2035 •	3	2
3.724% due 03/25/2035 ~	25	22
3.744% due 02/25/2035 ~	3	3
3.844% due 09/25/2034 •	2	2
5.500% due 10/25/2035	36	22
Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	87	70
6.500% due 07/26/2036 ^	103	27
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.386% due 10/25/2036 ^þ	100	85
GCAT Trust 3.000% due 07/25/2043 ~	388	322
GreenPoint Mortgage Funding Trust 3.624% due 11/25/2045 •	5	5
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	90	72
2.500% due 01/25/2052 ~	362	289
2.500% due 02/25/2052 ~	177	142
GSR Mortgage Loan Trust
2.880% due 03/25/2033 •	1	1
3.028% due 06/25/2034 ~	1	1
3.231% due 09/25/2035 ~	34	32
HarborView Mortgage Loan Trust 1.954% due 12/19/2036 ^~	60	54
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~	18	18
IndyMac INDX Mortgage Loan Trust 3.229% due 09/25/2035 ^~	85	73
JP Morgan Mortgage Trust
2.343% due 11/25/2033 ~	2	2
2.650% due 02/25/2035 ~	1	1
3.000% due 01/25/2052 ~	625	518
3.000% due 03/25/2052 ~	561	466
3.000% due 04/25/2052 ~	611	507
3.000% due 05/25/2052 ~	1,001	830
3.258% due 01/25/2037 ^~	69	61
Luminent Mortgage Trust 3.804% due 04/25/2036 •	188	159
Manhattan West Mortgage Trust 2.130% due 09/10/2039	400	339
MASTR Adjustable Rate Mortgages Trust 2.775% due 05/25/2034 ~	197	187
MASTR Alternative Loan Trust 3.484% due 03/25/2036 ^•	44	4
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 3.258% due 12/15/2030 •	2	2
Merrill Lynch Mortgage Investors Trust
2.724% due 02/25/2033 ~	3	3
2.850% due 02/25/2036 ~	6	6
3.504% due 02/25/2036 ~	29	27
Merrill Lynch Mortgage-Backed Securities Trust 2.782% due 04/25/2037 ^~	4	4
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	319	300
2.750% due 11/25/2059 ~	270	247
Nomura Asset Acceptance Corp. Alternative Loan Trust 2.991% due 10/25/2035 ~	7	4
NYO Commercial Mortgage Trust 3.913% due 11/15/2038 •	400	376
OBX Trust
2.500% due 10/25/2051 ~	363	290
3.734% due 06/25/2057 ~	96	93

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

One New York Plaza Trust 3.768% due 01/15/2036 •	500	480
PMT Loan Trust 2.500% due 07/25/2051 ~	358	286
Residential Accredit Loans, Inc. Trust
3.504% due 04/25/2046 ~	117	36
6.000% due 12/25/2036 ^	141	116
Residential Funding Mortgage Securities, Inc. Trust 5.500% due 11/25/2035 ^	29	23
Structured Adjustable Rate Mortgage Loan Trust
3.142% due 04/25/2034 ~	4	4
3.624% due 02/25/2034 ~	3	3
Structured Asset Mortgage Investments Trust
3.304% due 09/25/2047 •	162	135
3.464% due 07/25/2046 ^•	190	145
3.493% due 07/19/2035 •	43	40
3.504% due 05/25/2036 •	30	24
3.524% due 05/25/2036 •	179	149
3.573% due 07/19/2034 ~	1	1
3.644% due 02/25/2036 ^•	229	200
3.693% due 03/19/2034 ~	2	1
Structured Asset Securities Corp. 3.364% due 01/25/2036 •	72	70
SunTrust Alternative Loan Trust 3.734% due 12/25/2035 ^~	195	169
UWM Mortgage Trust 2.500% due 11/25/2051 ~	466	370
WaMu Mortgage Pass-Through Certificates Trust
1.804% due 02/25/2047 ^•	148	127
2.152% due 07/25/2046 ~	94	81
2.482% due 03/25/2034 ~	7	7
2.504% due 08/25/2042 ~	1	1
2.569% due 01/25/2037 ^~	12	10
2.696% due 02/25/2033 ~	21	21
2.739% due 12/25/2036 ^~	2	2
3.206% due 06/25/2033 ~	2	2
3.226% due 06/25/2037 ^~	27	24
3.342% due 12/25/2036 ^~	15	13
3.552% due 09/25/2036 ~	33	28
3.624% due 12/25/2045 •	13	13
3.704% due 01/25/2045 •	2	2
3.724% due 01/25/2045 ~	2	2
Washington Mutual Mortgage Pass-Through Certificates Trust 2.044% due 07/25/2046 ^~	32	20

		12,346

	SHARES
PREFERRED SECURITIES 0.2%
AT&T, Inc. 2.875% due 03/02/2025 •(g)	100,000	87
Bank of America Corp. 5.875% due 03/15/2028 •(g)	100,000	86

		173

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 21.9%
Fannie Mae
1.632% due 12/01/2034 •	1	1
3.000% due 03/01/2060	206	180
3.204% due 03/25/2034 •	1	1
3.234% due 08/25/2034 ~	1	1
3.397% due 11/01/2034 •	8	8
3.484% due 06/25/2036 •	7	7
3.500% due 01/01/2059	353	320
6.000% due 07/25/2044	9	10
Freddie Mac
0.109% due 01/15/2038 ~(a)	111	4
2.304% due 10/25/2044 •	14	15
2.723% due 01/15/2038 ~	111	111
2.929% due 04/01/2037 •	10	10
3.000% due 03/01/2045	177	158
3.364% due 09/25/2031 ~	7	7
6.000% due 04/15/2036	101	105
Ginnie Mae
3.000% due 07/20/2046	5	5
6.000% due 09/20/2038	2	2

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052		682	554
2.500% due 02/01/2051		247	209
3.000% due 08/01/2042 - 06/01/2051		612	540
3.500% due 10/01/2034 - 07/01/2050		397	365
4.000% due 06/01/2050		133	124
Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2052		4,300	3,743
3.500% due 11/01/2052		7,300	6,568
4.000% due 10/01/2052 - 11/01/2052		6,400	5,936
4.500% due 10/01/2052		5,200	4,955

			23,939

U.S. TREASURY OBLIGATIONS 4.4%
U.S. Treasury Bonds
1.375% due 11/15/2040 (o)		800	517
1.625% due 11/15/2050		200	124
1.875% due 02/15/2041 (k)(o)		2,000	1,418
U.S. Treasury Inflation Protected Securities (f)
0.500% due 01/15/2028 (m)(o)		480	446
1.750% due 01/15/2028 (m)(o)		1,980	1,962
3.875% due 04/15/2029 (o)		288	323

			4,790

Total United States (Cost $59,732)			55,241

SHORT-TERM INSTRUMENTS 22.6%
COMMERCIAL PAPER 1.8%
Bank of Nova Scotia
3.270% due 10/31/2022	CAD	800	577
3.312% due 11/01/2022		700	505
Canadian Imperial Bank of Commerce
3.341% due 11/07/2022		400	289
3.341% due 11/09/2022		700	505
Toronto Dominion Bank 3.299% due 11/09/2022		200	144

			2,020

REPURCHASE AGREEMENTS (j) 0.1%			163

ISRAEL TREASURY BILLS 1.8%
0.881% due 11/02/2022 - 07/05/2023 (d)(e)	ILS	7,200	1,993

JAPAN TREASURY BILLS 18.2%
(0.165)% due 10/03/2022 - 01/11/2023 (b)(d)(e)	JPY	2,880,000	19,905

U.S. TREASURY BILLS 0.7%
2.730% due 10/27/2022 - 12/15/2022 (d)(e)(o)		$746	743

Total Short-Term Instruments (Cost $25,907)			24,824

Total Investments in Securities (Cost $142,489)			125,867

		SHARES
INVESTMENTS IN AFFILIATES 8.2%
SHORT-TERM INSTRUMENTS 8.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.2%
PIMCO Short Asset Portfolio		386,847	3,784
PIMCO Short-Term Floating NAV Portfolio III		529,710	5,143

Total Short-Term Instruments (Cost $8,996)			8,927

Total Investments in Affiliates (Cost $8,996)			8,927

Total Investments 123.1% (Cost $151,485)			$134,794
Financial Derivative Instruments (l)(n) (0.8)%(Cost or Premiums, net $(142))			(904)
Other Assets and Liabilities, net (22.3)%			(24,374)

Net Assets 100.0%			$109,516

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Payment in-kind security.
(d)								Coupon represents a weighted average yield to maturity.
(e)								Zero coupon security.
(f)								Principal amount of security is adjusted for inflation.
(g)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)								Contingent convertible security.
(i)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				3.290%	03/17/2026	03/10/2022		$200	$189	0.17%
Deutsche Bank AG				3.035	05/28/2032	05/28/2021		150	108	0.10
Deutsche Bank AG				3.729	01/14/2032	01/21/2021		200	135	0.12

								$550	$432	0.39%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$163	U.S. Treasury Notes 4.125% due 09/30/2027			$(166)	$163	$163

Total Repurchase Agreements								$(166)	$163	$163

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date		Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BSN				3.080%	09/22/2022		10/13/2022	$(1,139)		$(1,141)

Total Reverse Repurchase Agreements										$(1,141)

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (16.0)%
U.S. Government Agencies (16.0)%
Uniform Mortgage-Backed Security, TBA						2.000%	10/01/2037	$2,000	$(1,859)	$(1,763)
Uniform Mortgage-Backed Security, TBA						2.000	11/01/2052	14,700	(12,172)	(11,905)
Uniform Mortgage-Backed Security, TBA						2.500	10/01/2052	4,500	(3,815)	(3,768)
Uniform Mortgage-Backed Security, TBA						3.500	10/01/2037	100	(97)	(94)

Total Short Sales (16.0)%									$(17,943)	$(17,530)

(k)								Securities with an aggregate market value of $1,095 have been pledged as collateral under the terms of master agreements as of September 30, 2022.
(1)								Includes accrued interest.

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

(2)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(7,566) at a weighted average interest rate of 0.089%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	2	$5	$(2)	$(5)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	2	5	(1)	(1)

Total Written Options	$(3)	$(6)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2023	10	$2,390	$(44)	$0	$(1)
Australia Government 10-Year Bond December Futures	12/2022	5	375	(10)	6	0
U.S. Treasury 5-Year Note December Futures	12/2022	72	7,741	(304)	0	(19)
U.S. Treasury 10-Year Note December Futures	12/2022	38	4,258	(219)	0	(15)

$(577)	$6	$(35)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond December Futures	12/2022	11	$(750)	$9	$0	$(3)
Euro-Bobl December Futures	12/2022	17	(1,995)	48	1	(10)
Euro-BTP December Futures	12/2022	24	(2,634)	120	10	(27)
Euro-Bund 10-Year Bond December Futures	12/2022	36	(4,886)	227	14	(35)
Euro-Buxl 30-Year Bond December Futures	12/2022	2	(287)	25	6	(2)
Euro-OAT France Government 10-Year Bond December Futures	12/2022	82	(10,618)	558	43	(73)
Japan Government 10-Year Bond December Futures	12/2022	8	(8,197)	2	0	(18)
U.S. Treasury 2-Year Note December Futures	12/2022	21	(4,313)	70	3	0
U.S. Treasury 10-Year Ultra December Futures	12/2022	71	(8,412)	493	36	0
U.S. Treasury 30-Year Bond December Futures	12/2022	2	(253)	22	1	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	4	(548)	54	7	0
United Kingdom Long Gilt December Futures	12/2022	49	(5,274)	712	42	0

$2,340	$163	$(168)

Total Futures Contracts	$1,763	$169	$(203)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

British Telecommunications PLC	1.000%	Quarterly	06/20/2028	1.819%	EUR	200	$(1)	$(7)	$(8)	$0	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	2.804	200	(24)	18	(6)	0	(1)
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.705	200	5	(3)	2	0	0
Stellantis NV	5.000	Quarterly	12/20/2026	2.346	300	65	(35)	30	1	0
Tesco PLC	1.000	Quarterly	06/20/2025	1.173	400	5	(6)	(1)	0	(1)

$50	$(33)	$17	$1	$(2)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin(6)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-35 10-Year Index	(1.000)%	Quarterly	12/20/2030	$1,200	$(8)	$22	$14	$0	$(3)
CDX.IG-37 10-Year Index	(1.000)	Quarterly	12/20/2031	1,500	(10)	38	28	0	(4)
CDX.IG-38 10-Year Index	(1.000)	Quarterly	06/20/2032	200	3	1	4	0	0
CDX.IG-39 10-Year Index	(1.000)	Quarterly	12/20/2032	12,300	353	3	356	3	0
iTraxx Europe Main 33 10-Year Index	(1.000)	Quarterly	06/20/2030	EUR	900	(7)	33	26	0	(1)

$331	$97	$428	$3	$(8)

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin(6)
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	$6,300	$0	$1	$1	$0	$(3)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	1,400	0	(1)	(1)	0	(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	4,400	0	0	0	0	(2)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	1,100	0	0	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	3,300	0	2	2	0	0

$0	$2	$2	$0	$(6)

INTEREST RATE SWAPS
Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.010%	Annual	02/07/2023	GBP	6,650	$(8)	$(142)	$(150)	$3	$0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	1.250	Annual	10/28/2023	5,200	(7)	(218)	(225)	9	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	2.500	Annual	03/15/2025	600	(20)	(19)	(39)	0	(1)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	2.250	Annual	03/15/2028	400	(25)	(28)	(53)	0	(2)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033	1,700	(312)	(37)	(349)	0	(15)
Pay	1-Day INR-MIBOR Compounded-OIS	6.250	Annual	09/21/2023	INR	362,900	(1)	(25)	(26)	0	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/21/2024	223,140	(1)	(29)	(30)	0	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/21/2024	97,884	(4)	(4)	(8)	0	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.750	Semi-Annual	09/21/2024	132,600	0	(3)	(3)	0	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/16/2027	182,920	126	(29)	97	0	(4)
Receive	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/21/2027	46,000	3	7	10	0	(1)
Receive	1-Day INR-MIBOR Compounded-OIS	7.000	Semi-Annual	09/21/2027	41,200	(3)	2	(1)	0	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032	17,600	18	(7)	11	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/16/2024	JPY	380,000	1	2	3	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	240,000	(1)	17	16	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028	590,000	(11)	(77)	(88)	7	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	08/17/2031	60,000	(4)	(14)	(18)	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031	80,000	1	22	23	0	(2)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		480,000	9	268	277	0	(16)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		10,000	8	5	13	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		40,000	(4)	(23)	(27)	3	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	06/15/2027	SGD	1,300	(1)	(26)	(27)	2	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	06/15/2027		500	0	(6)	(6)	1	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	09/21/2027		1,200	(5)	(33)	(38)	2	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/21/2027		1,013	(1)	(23)	(24)	2	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031		100	(8)	(3)	(11)	0	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031		100	(1)	12	11	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		$2,300	146	61	207	8	0
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Annual	12/15/2022		5,700	(9)	(75)	(84)	0	(1)
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.320	Annual	12/21/2023		51,350	1,032	511	1,543	23	0
Receive	1-Day USD-SOFR Compounded-OIS	2.117	Annual	03/31/2024		2,600	0	81	81	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.209	Annual	03/31/2024		3,800	0	112	112	2	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.850	Annual	04/21/2024		9,400	104	124	228	5	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Annual	06/15/2024		4,100	(64)	(208)	(272)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		5,900	189	59	248	5	0
Pay	1-Day USD-SOFR Compounded-OIS	2.400	Annual	06/21/2024		2,600	(4)	(73)	(77)	0	(2)
Pay(7)	1-Day USD-SOFR Compounded-OIS	2.965	Annual	06/30/2024		2,100	0	(45)	(45)	0	(1)
Pay(7)	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024		2,500	0	(53)	(53)	0	(2)
Receive(7)	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		10,200	5	353	358	29	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		8,000	346	650	996	27	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027		600	(3)	(17)	(20)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028		100	0	13	13	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029		400	(1)	(45)	(46)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029		700	(2)	(69)	(71)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.936	Annual	03/25/2029		800	(2)	(77)	(79)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.175	Annual	04/21/2029		600	(2)	(49)	(51)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.730	Annual	04/30/2029		2,800	0	157	157	10	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	04/30/2029		700	0	38	38	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.817	Annual	04/30/2029		2,800	0	143	143	10	0
Receive	1-Day USD-SOFR Compounded-OIS	2.818	Annual	04/30/2029		700	0	36	36	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.819	Annual	04/30/2029		700	0	36	36	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		200	10	22	32	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		1,200	82	56	138	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029		100	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029		300	(2)	(8)	(10)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.488	Annual	08/15/2031		800	0	(127)	(127)	0	(3)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031		5,500	(9)	(794)	(803)	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	2.886	Annual	05/15/2032		10,900	107	(698)	(591)	0	(39)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		4,100	(364)	(242)	(606)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	2.750	Annual	09/21/2032		2,500	(7)	(160)	(167)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/28/2032		200	(1)	(6)	(7)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		100	(9)	(21)	(30)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		600	(17)	(162)	(179)	0	(7)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025	CAD	1,100	(9)	(46)	(55)	0	0
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		1,200	0	(107)	(107)	0	0
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		600	(31)	(50)	(81)	0	0
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		200	0	(26)	(26)	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	2,900	(11)	(227)	(238)	13	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		300	0	(16)	(16)	2	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.300	Annual	02/15/2027		500	0	(27)	(27)	3	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.295	Annual	02/17/2027		300	0	(16)	(16)	2	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		300	0	(17)	(17)	2	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.368	Annual	06/15/2027		1,800	(4)	(101)	(105)	10	0
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	06/15/2027	CNY	10,900	0	1	1	0	(2)
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	09/21/2027		10,900	7	(5)	2	0	(2)
Pay	3-Month KRW-KORIBOR	3.000	Quarterly	09/21/2027	KRW	3,224,200	(6)	(107)	(113)	15	0
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	06/15/2032		5,400	0	0	0	0	0
Pay(7)	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	20,700	(7)	(184)	(191)	4	0
Pay(7)	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024		9,900	(18)	(34)	(52)	4	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		1,000	0	(14)	(14)	2	0
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		$3,600	0	105	105	1	0
Receive(7)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		12,800	139	282	421	3	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	12/15/2023		300	(1)	15	14	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		2,900	(61)	146	85	1	0
Receive	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		3,150	0	188	188	3	0
Receive	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		3,900	0	236	236	4	0
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		5,100	(54)	(857)	(911)	0	(18)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		1,000	(48)	(132)	(180)	0	(4)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		2,400	21	(343)	(322)	0	(9)
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/20/2029		600	(1)	(79)	(80)	0	(2)
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	7,100	33	(33)	0	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	1,000	(3)	(62)	(65)	3	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	06/16/2031		2,800	36	(389)	(353)	17	0
Pay(7)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		300	0	(3)	(3)	1	0
Pay(7)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		4,000	14	(29)	(15)	17	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	100	0	(4)	(4)	0	0
Pay(7)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2025		3,400	(55)	(47)	(102)	9	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		300	(2)	(25)	(27)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		400	(1)	(29)	(30)	2	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		200	(1)	(14)	(15)	1	0
Pay(7)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2028		7,500	(287)	(246)	(533)	34	0
Pay(7)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		15,200	(1,801)	3	(1,798)	85	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		940	45	(137)	(92)	0	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

Receive(7)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050	100	0	39	39	1	0
Receive(7)	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052	100	0	47	47	1	0
Receive(7)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053	3,300	568	34	602	34	0
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	1,900	(12)	16	4	0	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025	2,300	0	8	8	0	0
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	1,200	0	(57)	(57)	0	(2)
Receive	UKRPI	3.740	Maturity	03/15/2031	GBP	300	0	(59)	(59)	0	(8)
Receive	UKRPI	3.700	Maturity	04/15/2031	700	(7)	(136)	(143)	0	(19)
Pay	UKRPI	4.333	Maturity	09/15/2032	1,000	0	14	14	34	0

$(284)	$(3,415)	$(3,699)	$474	$(226)

Total Swap Agreements	$97	$(3,349)	$(3,252)	$478	$(242)

(m)

Securities with an aggregate market value of $1,259 and cash of $3,144 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin asset of $14 and liability of $(58) for closed swap agreements is outstanding at period end.
(7)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2022	CLP	124,199	$132	$4	$0
10/2022	CNH	3,465	497	11	0
10/2022	DKK	20,933	2,830	70	0
10/2022	NOK	18,519	1,716	15	0
10/2022	$301	CLP	286,546	0	(6)
11/2022	EUR	3,347	$3,357	83	(16)
11/2022	GBP	418	446	0	(21)
11/2022	JPY	21,800	158	7	0
11/2022	$1,660	EUR	1,667	12	(33)
11/2022	347	JPY	48,000	0	(14)
11/2022	1,716	NOK	18,508	0	(16)
12/2022	TWD	1,389	$44	0	0
12/2022	$3,957	CNY	27,283	0	(126)
12/2022	147	ILS	497	0	(7)
01/2023	JPY	790,000	$5,525	1	0
01/2023	$8	RON	39	0	0
03/2023	497	CNH	3,448	0	(12)
03/2023	138	ZAR	2,431	0	(5)
05/2023	CNH	3,273	$506	44	0
BPS	10/2022	BRL	2,100	389	0	(1)
10/2022	CAD	106	77	0	0
10/2022	CLP	25,468	27	1	0
10/2022	PLN	18	4	0	0
10/2022	$403	BRL	2,100	0	(14)
10/2022	902	CHF	881	0	(10)
10/2022	125	DKK	930	0	(2)
10/2022	186	PLN	864	0	(12)
11/2022	CAD	595	$464	33	0
11/2022	CLP	62,874	63	0	(2)
11/2022	GBP	231	283	25	0
11/2022	$129	IDR	1,918,587	0	(4)
11/2022	301	THB	10,674	0	(18)
12/2022	CNH	1,122	$162	5	0
12/2022	$175	CNY	1,206	0	(5)
03/2023	CNH	955	$148	14	0
03/2023	ZAR	2,109	116	1	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

	07/2023	ILS	721		226	20	0
BRC	10/2022	EUR	1,101		1,116	37	0
	10/2022	JPY	570,000		4,191	250	0
	10/2022	MYR	204		44	0	0
	11/2022	JPY	110,000		814	50	0
	12/2022		170,000		1,225	43	0
	12/2022	KRW	47,189		33	0	0
	12/2022	ZAR	1,505		83	0	0
CBK	10/2022	BRL	2,788		542	25	0
	10/2022	CHF	62		65	2	0
	10/2022	CLP	62,054		64	0	0
	10/2022	PEN	5,526		1,426	38	0
	10/2022		$525	BRL	2,788	0	(8)
	10/2022		112	DKK	845	1	(2)
	10/2022		1,842	NOK	17,899	0	(198)
	10/2022		1,424	PEN	5,526	0	(37)
	11/2022	CAD	694		$541	38	0
	11/2022	EUR	182		176	0	(3)
	11/2022	PEN	3,904		984	8	0
	11/2022		$549	GBP	479	0	(14)
	11/2022		455	PEN	1,807	0	(4)
	12/2022	CNH	438		$63	2	0
	12/2022	MXN	4,606		226	0	0
	12/2022	PEN	6,821		1,750	52	0
	12/2022	TWD	10,045		327	11	0
	12/2022		$63	CNY	438	0	(2)
	12/2022		14	PEN	58	1	0
	01/2023	ILS	800		$254	27	0
	01/2023		$531	BRL	2,788	0	(25)
	01/2023		84	PEN	338	0	0
	02/2023	ILS	895		$272	19	0
	02/2023	PEN	866		217	2	0
	03/2023		1,213		314	14	0
	04/2023	ILS	496		152	11	0
	05/2023	CNH	362		56	5	0
	05/2023	ILS	2,776		829	38	0
	07/2023		757		238	22	0
CLY	12/2022		$37	CLP	34,017	0	(2)
	05/2023	CNH	5,213		$806	71	0
DUB	10/2022		$85	CZK	2,119	0	(1)
	10/2022		1,333	MXN	27,782	41	0
	11/2022		7,109	JPY	951,841	0	(505)
	12/2022		167	ZAR	2,624	0	(23)
GLM	10/2022	MYR	6,610		$1,470	53	0
	10/2022		$47	CZK	1,174	0	0
	10/2022		1,449	MYR	6,610	0	(33)
	11/2022	GBP	700		$757	0	(25)
	11/2022	ILS	400		129	17	0
	11/2022		$535	GBP	457	0	(24)
	12/2022		642	PEN	2,555	0	(5)
	03/2023	CNH	2,493		$386	35	0
	07/2023	ILS	1,077		320	12	0
JPM	10/2022	BRL	1,044		195	2	0
	10/2022	CLP	38,789		42	2	0
	10/2022	CNH	471		66	0	0
	10/2022	SGD	50		35	1	0
	10/2022		$193	BRL	1,044	0	0
	10/2022		1,359	CAD	1,759	0	(86)
	10/2022		407	CNH	2,823	0	(11)
	11/2022	CAD	694		$539	36	0
	11/2022	GBP	1,140		1,376	103	0
	11/2022		$194	BRL	1,044	0	(2)
	11/2022		92	EUR	92	0	(1)
	11/2022		75	IDR	1,131,415	0	(2)
	11/2022		806	JPY	107,935	0	(57)
	12/2022	TWD	13,275		$432	14	0
	12/2022		$534	KRW	717,672	0	(35)
	12/2022	ZAR	1,118		$62	1	0
	04/2023	ILS	298		91	7	0
MBC	10/2022	CHF	47		49	1	0
	10/2022	CNH	790		109	0	(1)
	10/2022	JPY	260,000		1,903	103	0
	10/2022	NZD	2,867		1,636	32	0
	10/2022		$5	CNH	35	0	0
	10/2022		1,737	JPY	230,000	0	(144)
	10/2022		325	MYR	1,483	0	(7)
	10/2022		466	SEK	4,980	0	(17)
	10/2022		77	SGD	108	0	(2)
	11/2022	JPY	190,000		$1,402	82	0
	11/2022		$146	DKK	1,110	1	0
	11/2022		692	JPY	99,300	0	(3)
	12/2022	CNH	566		$81	2	0
	12/2022	CNY	237		33	0	0
	12/2022	TWD	1,747		55	0	0
	12/2022		$81	CNY	565	0	(2)
	01/2023		47	PEN	184	0	(1)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

05/2023	CNH	35	$5	0	0
05/2023	$1,320	CNH	8,861	0	(71)
MYI	10/2022	AUD	875	$608	49	0
10/2022	CAD	800	621	42	0
10/2022	MXN	16,704	818	0	(9)
10/2022	NZD	340	210	20	0
10/2022	$145	CAD	199	0	(1)
10/2022	2,537	DKK	19,587	45	0
10/2022	68	NOK	730	0	(1)
10/2022	ZAR	1,901	$105	0	0
11/2022	DKK	19,547	2,537	0	(44)
11/2022	EUR	120	120	2	0
11/2022	GBP	699	763	6	(24)
11/2022	THB	590	16	1	0
11/2022	$79	EUR	77	0	(3)
11/2022	68	IDR	1,003,980	0	(2)
11/2022	125	JPY	16,700	0	(9)
12/2022	CNH	255	$37	1	0
12/2022	KRW	46,255	34	2	0
12/2022	$3,051	CNY	20,900	0	(116)
01/2023	PEN	187	$47	1	0
RBC	10/2022	$1,132	EUR	1,101	0	(53)
RYL	10/2022	64	CHF	61	0	(2)
SCX	10/2022	AUD	95	$66	5	0
10/2022	CAD	36	27	1	0
10/2022	CNH	3,238	464	10	0
10/2022	$1,723	CAD	2,257	0	(89)
10/2022	66	CHF	64	0	(1)
10/2022	150	CLP	140,785	0	(4)
11/2022	GBP	429	$521	42	0
11/2022	JPY	29,000	201	0	0
11/2022	$119	COP	506,319	0	(10)
11/2022	123	EUR	123	0	(3)
11/2022	194	IDR	2,914,867	0	(4)
12/2022	CNH	284	$41	1	0
12/2022	$41	CNY	283	0	(1)
12/2022	727	KRW	966,109	0	(55)
03/2023	0	CNH	1	0	0
05/2023	CNH	6,191	$896	23	0
05/2023	$1,280	CNH	8,849	0	(32)
SOG	10/2022	122	SGD	170	0	(3)
11/2022	4,511	EUR	4,385	0	(200)
01/2023	78	RON	395	0	(1)
SSB	10/2022	CLP	1,880	$2	0	0
11/2022	87,087	89	0	0
TOR	10/2022	CAD	2,520	1,847	22	0
10/2022	JPY	720,000	5,372	394	0
11/2022	$1,847	CAD	2,521	0	(22)
11/2022	3,650	JPY	487,217	0	(270)
12/2022	JPY	300,000	$2,114	23	0
UAG	10/2022	AUD	39	26	2	0
10/2022	HKD	247	31	0	0
10/2022	$472	CNH	3,284	0	(12)
10/2022	110	ZAR	1,901	0	(6)
11/2022	NZD	3,207	$1,836	41	0
11/2022	$7,473	EUR	7,270	0	(326)
11/2022	57	IDR	848,805	0	(2)

Total Forward Foreign Currency Contracts	$2,391	$(2,982)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	01/11/2024	500	$14	$55

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2025	EUR	97.000	05/23/2025	300	$23	$103

Total Purchased Options	$37	$158

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.900%	11/16/2022	100	$0	$0
BRC	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.900	11/16/2022	100	0	0
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	2.000	12/21/2022	100	0	0
DUB	Put - OTC CDX.IG-38 5-Year Index		Sell	1.350	12/21/2022	500	(1)	(1)
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.400	12/21/2022	400	(1)	(1)
GST	Put - OTC CDX.IG-38 5-Year Index		Sell	1.600	10/19/2022	300	0	0
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.400	11/16/2022	400	0	(1)
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.500	12/21/2022	600	(1)	(1)
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	3.000	03/15/2023	300	(1)	0
JPM	Put - OTC CDX.IG-38 5-Year Index		Sell	1.350	11/16/2022	400	(1)	(1)
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.900	11/16/2022	200	0	0
MYC	Put - OTC CDX.IG-38 5-Year Index		Sell	1.600	12/21/2022	100	0	0

							$(5)	$(5)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	400	$(1)	$(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	400	(1)	(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	4,500	(14)	(78)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.830	10/11/2022	400	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.330	10/11/2022	400	(2)	(8)
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	500	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	500	(1)	(5)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	300	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	300	(1)	(3)
	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	300	(23)	(108)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	200	(1)	(3)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	12,800	(25)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	12,800	(25)	(420)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	200	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	200	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	200	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	200	(1)	(1)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	200	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	200	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	300	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	300	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	200	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	500	(4)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	500	(4)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	200	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	1,100	(2)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	1,100	(2)	(11)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/24/2023	300	0	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/24/2023	300	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	400	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	400	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/15/2023	100	0	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/15/2023	100	0	(1)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	1,200	(8)	(2)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	100	(1)	(1)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	200	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	200	(2)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	200	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/03/2023	1,100	(2)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/03/2023	1,100	(2)	(11)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/04/2023	600	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/04/2023	600	(1)	(6)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	500	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	500	(1)	(5)

							$(168)	$(722)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Floor	0.000%	1-Month USD-LIBOR		10/07/2022	3,250	$(3)	$0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

Call - OTC 1-Year Interest Rate Floor	0.000	1-Month USD-LIBOR	10/08/2022	1,750	(2)	0

$(5)	$0

Total Written Options	$(178)	$(727)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	South Korea Government International Bond	(1.000)%	Quarterly	06/20/2023	0.359%	$800	$(20)	$16	$0	$(4)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.353	700	(17)	13	0	(4)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.359	900	(23)	19	0	(4)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.353	700	(13)	9	0	(4)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.359	300	(7)	6	0	(1)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.359	400	(10)	8	0	(2)

$(90)	$71	$0	$(19)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	1.200%	$300	$(7)	$6	$0	$(1)
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	1.200	200	(5)	4	0	(1)
GST	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	12/20/2026	0.495	200	6	(2)	4	0

$(6)	$8	$4	$(2)

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	1,500	$1,130	$7	$(4)	$3	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	1,500	1,035	0	2	2	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	1,400	966	(5)	2	0	(3)

$2	$0	$5	$(3)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	09/21/2027	MYR	8,600	$7	$40	$47	$0
Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	THB	15,500	(1)	4	3	0
Pay	6-Month THB-THBFIX	2.750	Semi-Annual	06/15/2032	5,500	(2)	(1)	0	(3)
Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032	300	0	0	0	0
Pay	6-Month THB-THBFIX	2.750	Semi-Annual	09/21/2032	6,600	0	(6)	0	(6)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

BPS	Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032		10,200	2	3	5	0
GLM	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/21/2032	MYR	1,700	(1)	20	19	0
	Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032	THB	2,400	0	1	1	0
GST	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024		71,800	(8)	21	13	0
	Pay	6-Month THB-THBFIX	2.500	Semi-Annual	09/21/2032		9,000	(2)	(11)	0	(13)
NGF	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024		8,200	0	2	2	0
SCX	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/21/2027	MYR	1,000	1	4	5	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	THB	125,257	8	14	22	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	09/21/2027		28,700	(5)	28	23	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2027		1,250	0	1	1	0

								$(1)	$120	$141	$(22)

Total Swap Agreements								$(95)	$199	$150	$(46)

(o)

Securities with an aggregate market value of $1,026 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)		Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 09/30/2022

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$22	$0	$22
Australia
Corporate Bonds & Notes	0	594	0	594
Sovereign Issues	0	2,461	0	2,461
Brazil
Corporate Bonds & Notes	0	298	0	298
Canada
Corporate Bonds & Notes	0	328	0	328
Non-Agency Mortgage-Backed Securities	0	74	0	74
Sovereign Issues	0	97	0	97
Cayman Islands
Asset-Backed Securities	0	8,130	0	8,130
Corporate Bonds & Notes	0	572	0	572
Non-Agency Mortgage-Backed Securities	0	93	0	93
Denmark
Corporate Bonds & Notes	0	2,626	0	2,626
France
Corporate Bonds & Notes	0	1,255	0	1,255
Sovereign Issues	0	1,722	0	1,722
Germany
Corporate Bonds & Notes	0	3,115	0	3,115
Guernsey, Channel Islands
Corporate Bonds & Notes	0	29	0	29
India
Corporate Bonds & Notes	0	199	0	199
Ireland
Asset-Backed Securities	0	2,142	0	2,142
Corporate Bonds & Notes	0	183	0	183
Non-Agency Mortgage-Backed Securities	0	270	0	270
Israel
Sovereign Issues	0	625	0	625
Italy
Corporate Bonds & Notes	0	858	0	858
Japan
Corporate Bonds & Notes	0	614	0	614
Sovereign Issues	0	2,427	0	2,427
Netherlands
Corporate Bonds & Notes	0	890	0	890
Norway
Sovereign Issues	0	172	0	172
Peru
Sovereign Issues	0	2,014	0	2,014
Qatar
Corporate Bonds & Notes	0	308	0	308
Romania
Sovereign Issues	0	349	0	349
Saudi Arabia
Sovereign Issues	0	341	0	341
Serbia
Sovereign Issues	0	118	0	118
Spain
Corporate Bonds & Notes	0	364	0	364
Preferred Securities	0	165	0	165
Sovereign Issues	0	606	0	606
Supranational
Corporate Bonds & Notes	0	2,519	0	2,519
Switzerland
Corporate Bonds & Notes	0	987	0	987
United Kingdom
Corporate Bonds & Notes	0	3,956	0	3,956
Non-Agency Mortgage-Backed Securities	0	4,180	0	4,180
Preferred Securities	0	99	0	99
United States
Asset-Backed Securities	0	8,030	0	8,030
Corporate Bonds & Notes	0	5,663	0	5,663
Loan Participations and Assignments	0	205	0	205
Municipal Bonds & Notes	0	95	0	95
Non-Agency Mortgage-Backed Securities	0	12,346	0	12,346
Preferred Securities	0	173	0	173
U.S. Government Agencies	0	23,939	0	23,939
U.S. Treasury Obligations	0	4,790	0	4,790
Short-Term Instruments
Commercial Paper	0	2,020	0	2,020
Repurchase Agreements	0	163	0	163
Israel Treasury Bills	0	1,993	0	1,993
Japan Treasury Bills	0	19,905	0	19,905
U.S. Treasury Bills	0	743	0	743

	$0	$125,867	$0	$125,867
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,927	$0	$0	$8,927

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

Total Investments	$8,927	$125,867	$0	$134,794

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(17,530)	$0	$(17,530)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	122	525	0	647
Over the counter	0	2,699	0	2,699

	$122	$3,224	$0	$3,346
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(168)	(283)	0	(451)
Over the counter	0	(3,755)	0	(3,755)

	$(168)	$(4,038)	$0	$(4,206)

Total Financial Derivative Instruments	$(46)	$(814)	$0	$(860)

Totals	$8,881	$107,523	$0	$116,404

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio's shares is based on the Portfolio's net asset value (“NAV”). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for The Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using such data reflecting the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Sources or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Frequent or Excessive Purchases, Exchanges and Redemptions" section in the Portfolio's prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2022 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$3,810	$47	$0	$0	$(73)	$3,784	$48	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$2,724	$68,327	$(65,900)	$(32)	$24	$5,143	$26	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	NatWest Markets Plc
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
BSN	The Bank of Nova Scotia - Toronto	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CLY	Crédit Agricole Corporate and Investment Bank	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NZD	New Zealand Dollar
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	HKD	Hong Kong Dollar	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TWD	Taiwanese Dollar
COP	Colombian Peso	MXN	Mexican Peso	USD (or $)	United States Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	ZAR	South African Rand
DKK	Danish Krone	NOK	Norwegian Krone

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	MUTKCALM	Tokyo Overnight Average Rate	SRFXON3	Swiss Overnight Rate Average (6PM)
CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	UKRPI	United Kingdom Retail Prices Index
CNREPOFIX	China Fixing Repo Rates 7-Day	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR
LIBOR01M	1 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	OAT	Obligations Assimilables du Trésor
ALT	Alternate Loan Trust	JIBAR	Johannesburg Interbank Agreed Rate	OIS	Overnight Index Swap
BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	PIK	Payment-in-Kind
BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	MIBOR	Mumbai Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
DAC	Designated Activity Company	NIBOR	Norwegian Interbank Offered Rate

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.5% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$35	$6
1.500% due 07/09/2035 þ		24	5
Provincia de Buenos Aires 62.098% due 04/12/2025	ARS	340	1

Total Argentina (Cost $29)			12

AUSTRALIA 1.5%
CORPORATE BONDS & NOTES 0.4%
Sydney Airport Finance Co. Pty. Ltd. 3.625% due 04/28/2026		$400	369

SOVEREIGN ISSUES 1.1%
Australia Government International Bond
0.500% due 09/21/2026	AUD	1,100	623
1.000% due 12/21/2030		100	51
1.000% due 11/21/2031		100	50
1.750% due 06/21/2051		50	20
2.500% due 05/21/2030		100	58
4.500% due 04/21/2033		100	67
Northern Territory Treasury Corp. 2.000% due 04/21/2031		200	105
South Australia Government Financing Authority 1.750% due 05/24/2032		100	50
Treasury Corp. of Victoria 4.250% due 12/20/2032		130	81

			1,105

Total Australia (Cost $1,823)			1,474

BRAZIL 0.0%
CORPORATE BONDS & NOTES 0.0%
Odebrecht Oil & Gas Finance Ltd. 0.000% due 10/31/2022 (e)(h)		$101	0

Total Brazil (Cost $5)			0

CANADA 0.3%
CORPORATE BONDS & NOTES 0.2%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$80	69
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	100	86

			155

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053	CAD	51	37

SOVEREIGN ISSUES 0.1%
Canada Government Real Return Bond 1.500% due 12/01/2044 (g)		132	97

Total Canada (Cost $358)			289

CAYMAN ISLANDS 7.9%
ASSET-BACKED SECURITIES 7.2%
522 Funding CLO Ltd. 3.750% due 10/20/2031 •		$400	391

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2022 (Unaudited)

Apidos CLO 3.640% due 07/18/2029 •		400	392
Arbor Realty Commercial Real Estate Notes Ltd. 3.735% due 01/15/2037 •		300	293
Ares CLO Ltd. 3.562% due 01/15/2032 •		250	244
Bain Capital Credit CLO Ltd. 3.680% due 07/20/2030 •		300	295
Brightspire Capital Ltd. 4.143% due 08/19/2038 •		400	388
Carlyle Global Market Strategies CLO Ltd. 3.872% due 08/14/2030 ~		400	394
Carlyle U.S. CLO Ltd. 3.710% due 04/20/2031 •		400	389
Catamaran CLO Ltd. 3.859% due 04/22/2030 ~		298	294
Crestline Denali CLO Ltd. 3.740% due 04/20/2030 ~		387	382
Dryden CLO Ltd. 3.730% due 01/17/2032 ~		300	291
LCM LP
3.608% due 07/19/2027 •		243	239
3.750% due 10/20/2027 •		110	110
LoanCore Issuer Ltd. 3.834% due 01/17/2037 ~		300	291
M360 Ltd. 4.552% due 11/22/2038 ~		300	294
Marathon CLO Ltd. 3.662% due 04/15/2029 ~		140	139
Palmer Square Loan Funding Ltd. 3.510% due 07/20/2029 ~		318	314
Sound Point CLO Ltd.
3.690% due 10/20/2030 ~		300	295
3.763% due 07/25/2030 •		250	246
Starwood Commercial Mortgage Trust 4.139% due 04/18/2038 •		200	196
Stratus CLO Ltd. 3.660% due 12/29/2029 ~		564	555
TICP CLO Ltd. 3.550% due 04/20/2028 ~		120	118
Venture CLO Ltd.
3.392% due 04/15/2027 ~		70	68
3.810% due 01/20/2029 ~		196	194
Vibrant CLO Ltd.
3.750% due 09/15/2030 •		250	246
4.477% due 06/20/2029 ~		130	129

			7,187

CORPORATE BONDS & NOTES 0.7%
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		11	11
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(c)		868	170
SA Global Sukuk Ltd. 2.694% due 06/17/2031		400	338
Sands China Ltd. 5.900% due 08/08/2028		200	169

			688

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
MF1 Multifamily Housing Mortgage Loan Trust 3.810% due 07/15/2036 •		48	46

Total Cayman Islands (Cost $8,650)			7,921

CHINA 1.0%
SOVEREIGN ISSUES 1.0%
China Government International Bond
2.680% due 05/21/2030	CNY	700	98
3.530% due 10/18/2051		1,900	285
3.720% due 04/12/2051		1,500	232
3.810% due 09/14/2050		2,300	360

Total China (Cost $1,053)			975

DENMARK 2.5%
CORPORATE BONDS & NOTES 2.5%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	5,122	460

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2022 (Unaudited)

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		4,184	355
1.500% due 10/01/2053		1,085	102
Nykredit Realkredit AS
1.000% due 10/01/2050		4,277	380
1.000% due 10/01/2053		5,775	518
1.500% due 10/01/2053		4,966	450
Realkredit Danmark AS
1.000% due 10/01/2050		1,560	142
1.000% due 10/01/2053		488	44

Total Denmark (Cost $4,124)			2,451

FRANCE 2.4%
CORPORATE BONDS & NOTES 1.1%
BNP Paribas SA 2.871% due 04/19/2032 •		$300	227
Dexia Credit Local SA 1.625% due 10/16/2024		250	237
Societe Generale SA
2.226% due 01/21/2026 •		200	180
2.797% due 01/19/2028 •		200	169
4.677% due 06/15/2027		300	286

			1,099

SOVEREIGN ISSUES 1.3%
France Government International Bond
0.500% due 05/25/2072	EUR	100	39
0.750% due 05/25/2052		1,100	612
2.000% due 05/25/2048		600	484
3.250% due 05/25/2045		200	204

			1,339

Total France (Cost $3,652)			2,438

GERMANY 1.8%
CORPORATE BONDS & NOTES 1.8%
Deutsche Bank AG
1.375% due 02/17/2032 •	EUR	300	206
1.625% due 01/20/2027		200	167
1.750% due 11/19/2030 •		100	74
2.222% due 09/18/2024 •		$200	191
2.552% due 01/07/2028 •		150	122
2.625% due 02/12/2026	EUR	200	181
3.300% due 11/16/2022		$200	199
3.547% due 09/18/2031 •		150	115
3.729% due 01/14/2032 •(j)		200	135
3.961% due 11/26/2025 •		200	187
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		200	171
Landwirtschaftliche Rentenbank 4.250% due 01/24/2023	AUD	100	64

Total Germany (Cost $2,351)			1,812

IRELAND 1.9%
ASSET-BACKED SECURITIES 1.7%
BlueMountain Fuji EUR CLO III DAC 0.720% due 01/15/2031 •	EUR	250	238
Cairn CLO DAC 0.780% due 10/15/2031 •		250	236
CVC Cordatus Loan Fund DAC 0.650% due 10/15/2031 •		250	237
Harvest CLO DAC 0.760% due 07/15/2031 •		250	235
Jubilee CLO DAC
0.610% due 04/15/2030 ~		250	239
1.800% due 12/15/2029 •		264	256
Segovia European CLO DAC 0.927% due 07/20/2032 ~		300	284

			1,725

CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC 1.650% due 10/29/2024		$200	183

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2022 (Unaudited)

Total Ireland (Cost $2,371)			1,908

ISRAEL 0.5%
SOVEREIGN ISSUES 0.5%
Israel Government International Bond
0.150% due 07/31/2023	ILS	800	220
2.000% due 03/31/2027		400	106
3.800% due 05/13/2060		$200	152

Total Israel (Cost $559)			478

ITALY 0.8%
CORPORATE BONDS & NOTES 0.5%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	100	88
2.625% due 04/28/2025		100	84
UniCredit SpA 7.830% due 12/04/2023		$350	353

			525

SOVEREIGN ISSUES 0.3%
Italy Government International Bond 6.000% due 08/04/2028	GBP	300	327

Total Italy (Cost $1,112)			852

JAPAN 4.5%
CORPORATE BONDS & NOTES 0.8%
Mizuho Financial Group, Inc. 3.922% due 09/11/2024 •		$300	294
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		200	184
4.345% due 09/17/2027		200	173
4.810% due 09/17/2030		200	162

			813

SOVEREIGN ISSUES 3.7%
Japan Government International Bond
0.100% due 03/10/2028 (g)	JPY	93,239	677
0.400% due 03/20/2036		190,000	1,278
0.500% due 03/20/2049		180,000	1,022
0.700% due 12/20/2048		104,000	625
0.700% due 06/20/2051		11,000	64

			3,666

Total Japan (Cost $6,257)			4,479

LUXEMBOURG 0.2%
CORPORATE BONDS & NOTES 0.2%
Medtronic Global Holdings SCA 0.000% due 12/02/2022 (e)	EUR	200	196

Total Luxembourg (Cost $228)			196

MALAYSIA 0.6%
CORPORATE BONDS & NOTES 0.4%
Petronas Capital Ltd. 2.480% due 01/28/2032		$500	411

SOVEREIGN ISSUES 0.2%
Malaysia Government Investment Issue 4.369% due 10/31/2028	MYR	1,000	216

Total Malaysia (Cost $752)			627

NETHERLANDS 1.4%
CORPORATE BONDS & NOTES 0.2%
Enel Finance International NV 1.875% due 07/12/2028		$300	234

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2022 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.2%
Domi BV 1.201% due 11/15/2052 ~	EUR	359	350
Dutch Property Finance BV 0.862% due 07/28/2058 •		508	491
Jubilee Place BV 1.002% (EUR003M + 1.000%) due 10/17/2057 ~		349	340

			1,181

		SHARES
PREFERRED SECURITIES 0.0%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)		52,525	47

Total Netherlands (Cost $1,819)			1,462

		PRINCIPAL AMOUNT (000s)
NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	200	90

Total New Zealand (Cost $140)			90

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	100	57

Total Norway (Cost $73)			57

PERU 0.8%
SOVEREIGN ISSUES 0.8%
Peru Government International Bond
5.940% due 02/12/2029	PEN	1,100	242
6.350% due 08/12/2028		1,700	391
6.950% due 08/12/2031		500	113

Total Peru (Cost $1,052)			746

QATAR 0.5%
CORPORATE BONDS & NOTES 0.1%
Qatar Energy 3.125% due 07/12/2041		$200	146

SOVEREIGN ISSUES 0.4%
Qatar Government International Bond 4.400% due 04/16/2050		400	353

Total Qatar (Cost $683)			499

ROMANIA 0.4%
SOVEREIGN ISSUES 0.4%
Romania Government International Bond
1.375% due 12/02/2029	EUR	90	59
1.750% due 07/13/2030		200	127
2.000% due 04/14/2033		50	29
2.125% due 03/07/2028		100	76
2.750% due 04/14/2041		150	75
2.875% due 04/13/2042		100	51

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2022 (Unaudited)

Total Romania (Cost $806)			417

SAUDI ARABIA 0.2%
SOVEREIGN ISSUES 0.2%
Saudi Government International Bond 4.625% due 10/04/2047		$200	171

Total Saudi Arabia (Cost $237)			171

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	100	66
1.650% due 03/03/2033		100	55

Total Serbia (Cost $234)			121

SOUTH KOREA 1.3%
SOVEREIGN ISSUES 1.3%
Korea Government International Bond
2.125% due 06/10/2027	KRW	125,000	79
2.375% due 12/10/2027		150,000	96
2.375% due 12/10/2028		1,298,600	820
2.625% due 06/10/2028		250,000	161
5.500% due 03/10/2028		150,000	111

Total South Korea (Cost $1,805)			1,267

SPAIN 0.9%
CORPORATE BONDS & NOTES 0.4%
Merlin Properties Socimi SA 2.225% due 04/25/2023	EUR	400	391

SOVEREIGN ISSUES 0.5%
Spain Government International Bond
1.450% due 10/31/2071		75	36
3.450% due 07/30/2066		500	462

			498

Total Spain (Cost $1,417)			889

SWITZERLAND 1.1%
CORPORATE BONDS & NOTES 1.1%
Credit Suisse AG 6.500% due 08/08/2023 (i)		$200	198
Credit Suisse Group AG
4.194% due 04/01/2031 •		250	197
4.282% due 01/09/2028		250	212
6.375% due 08/21/2026 •(h)(i)		300	219
6.537% due 08/12/2033 •		250	225

Total Switzerland (Cost $1,316)			1,051

UNITED ARAB EMIRATES 0.2%
SOVEREIGN ISSUES 0.2%
Emirate of Abu Dhabi Government International Bond 3.875% due 04/16/2050		$200	164

Total United Arab Emirates (Cost $223)			164

UNITED KINGDOM 8.6%
CORPORATE BONDS & NOTES 4.6%
Barclays Bank PLC 7.625% due 11/21/2022 (i)		$500	500
Barclays PLC
4.972% due 05/16/2029 •		400	361
7.125% due 06/15/2025 •(h)(i)	GBP	200	194
7.750% due 09/15/2023 •(h)(i)		$400	370
GSK Consumer Healthcare Capital UK PLC 3.125% due 03/24/2025		300	283
HSBC Holdings PLC
2.251% due 11/22/2027 •		400	337

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2022 (Unaudited)

2.804% due 05/24/2032 •		400	295
Jaguar Land Rover Automotive PLC 6.875% due 11/15/2026	EUR	100	77
Marks & Spencer PLC 4.250% due 12/08/2023	GBP	100	107
Nationwide Building Society 2.972% due 02/16/2028 •		$300	258
NatWest Group PLC 5.516% due 09/30/2028 •		300	285
NatWest Markets PLC 1.000% due 05/28/2024	EUR	100	94
Santander U.K. Group Holdings PLC 4.796% due 11/15/2024 •		$600	592
Standard Chartered PLC
1.822% due 11/23/2025 •		200	182
2.608% due 01/12/2028 •		200	169
2.678% due 06/29/2032 •		400	293
Tesco Property Finance PLC 5.744% due 04/13/2040	GBP	46	45
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		100	97

			4,539

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.3%
Alba PLC 2.314% due 11/25/2042 ~		240	256
Avon Finance PLC 3.045% due 09/20/2048 •		141	157
Eurosail PLC 3.176% (BP0003M + 0.950%) due 06/13/2045 ~		328	362
Residential Mortgage Securities PLC 3.395% due 06/20/2070 •		140	157
Ripon Mortgages PLC 2.728% due 08/28/2056 •		919	1,012
RMAC Securities PLC 2.391% due 06/12/2044 ~		191	203
Silverstone Master Issuer PLC 2.449% due 01/21/2070 •		114	127
Stratton Mortgage Funding PLC 2.588% due 07/20/2060 •		231	256
Towd Point Mortgage Funding
2.588% due 07/20/2045 ~		285	318
2.833% due 10/20/2051 •		137	152
2.905% due 02/20/2045 •		102	114
Trinity Square PLC 2.496% due 07/15/2059 •		153	169

			3,283

		SHARES
PREFERRED SECURITIES 0.0%
Nationwide Building Society 10.250% ~		250	33

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.7%
United Kingdom Gilt
0.625% due 10/22/2050		400	206
1.250% due 07/31/2051		500	312
1.500% due 07/31/2053		100	66
1.750% due 01/22/2049		100	74

			658

Total United Kingdom (Cost $10,694)			8,513

UNITED STATES 46.2%
ASSET-BACKED SECURITIES 4.8%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		$9	8
Argent Securities Trust
3.384% due 07/25/2036 •		332	99
3.404% due 05/25/2036 ~		577	153
Avis Budget Rental Car Funding AESOP LLC 1.660% due 02/20/2028		300	257

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2022 (Unaudited)

Countrywide Asset-Backed Certificates Trust
3.224% due 07/25/2037 ^•		51	50
3.224% due 07/25/2037 •		44	41
4.461% due 07/25/2036 ~		5	4
4.959% due 07/25/2035 •		700	676
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.267% due 03/25/2037 ^þ		227	93
First Franklin Mortgage Loan Trust 4.359% due 07/25/2034 ~		52	52
GSAA Home Equity Trust 3.984% due 08/25/2037 ~		11	11
Home Equity Mortgage Loan Asset-Backed Trust 3.324% due 04/25/2037 •		222	153
LCCM Trust 4.018% due 12/13/2038 ~		400	392
LMREC LLC 4.109% due 04/22/2037 •		136	133
MASTR Asset-Backed Securities Trust 3.294% due 05/25/2037 •		161	153
Morgan Stanley ABS Capital, Inc. Trust 3.314% due 10/25/2036 ~		476	266
Morgan Stanley Mortgage Loan Trust 6.000% due 02/25/2037 ^~		12	11
New Century Home Equity Loan Trust 3.739% due 06/20/2031 ~		281	238
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 3.714% due 02/25/2036 ~		300	278
Option One Mortgage Loan Trust 3.224% due 03/25/2037 •		47	42
Renaissance Home Equity Loan Trust 5.294% due 01/25/2037 þ		363	136
SMB Private Education Loan Trust
1.290% due 07/15/2053		104	93
3.735% due 02/16/2055 ~		285	281
3.918% due 07/15/2053 ~		52	51
Structured Asset Investment Loan Trust 4.809% due 10/25/2034 •		232	222
Terwin Mortgage Trust 4.024% due 11/25/2033 •		4	4
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		133	126
2.900% due 10/25/2059 ~		476	450
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		300	289

			4,762

CORPORATE BONDS & NOTES 6.1%
AbbVie, Inc. 2.900% due 11/06/2022		300	300
American Tower Corp. 3.800% due 08/15/2029		200	176
Bank of America Corp. 2.551% due 02/04/2028 •		200	174
Bayer U.S. Finance LLC 4.250% due 12/15/2025		300	287
Boeing Co. 1.433% due 02/04/2024		100	95
Broadcom, Inc.
2.450% due 02/15/2031		100	76
3.137% due 11/15/2035		100	70
3.469% due 04/15/2034		100	75
Charter Communications Operating LLC 6.384% due 10/23/2035		200	184
Citigroup, Inc. 3.290% due 03/17/2026 •(j)		300	283
Corebridge Financial, Inc. 3.650% due 04/05/2027		100	92
Ford Motor Credit Co. LLC
2.330% due 11/25/2025	EUR	100	86
3.021% due 03/06/2024		200	188
3.350% due 11/01/2022		$200	200
5.584% due 03/18/2024		200	196
GA Global Funding Trust 2.250% due 01/06/2027		150	130
Goldman Sachs Group, Inc.
3.147% (SOFRRATE + 0.700%) due 01/24/2025 ~		200	197
4.223% due 05/01/2029 •		300	273
Hyatt Hotels Corp. 1.300% due 10/01/2023		100	96
JetBlue Pass-Through Trust 4.000% due 05/15/2034		90	80
JPMorgan Chase & Co.
2.595% due 02/24/2026 •		100	93
2.739% due 10/15/2030 •		300	244
4.080% due 04/26/2026 •		300	289

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2022 (Unaudited)

4.912% due 07/25/2033 •		100	92
Kinder Morgan, Inc. 7.750% due 01/15/2032		100	108
Morgan Stanley 2.630% due 02/18/2026 •		200	187
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	200	208
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		$300	244
Oracle Corp.
1.650% due 03/25/2026 (j)		100	88
2.875% due 03/25/2031 (j)		100	79
3.650% due 03/25/2041 (j)		100	68
Organon & Co. 2.875% due 04/30/2028	EUR	100	79
Pacific Gas & Electric Co.
2.950% due 03/01/2026		$100	88
4.200% due 03/01/2029		100	85
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		300	288
Principal Life Global Funding 1.375% due 01/10/2025		100	92
Rio Oil Finance Trust 9.250% due 07/06/2024		145	147
Southern California Edison Co. 3.611% (SOFRRATE + 0.640%) due 04/03/2023 ~		100	100
Spirit AeroSystems, Inc. 3.950% due 06/15/2023		200	193

			6,030

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc. 5.365% (LIBOR01M + 2.250%) due 03/15/2027 ~		75	68

MUNICIPAL BONDS & NOTES 0.3%
Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004 0.000% due 08/15/2024 (e)		100	92
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 2.746% due 06/01/2034		200	157

			249

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.3%
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053		200	168
Banc of America Funding Trust
3.413% due 04/20/2047 ^•		59	48
6.000% due 07/25/2037 ^		57	45
BCAP LLC Trust 3.504% due 05/25/2047 ~		88	81
BWAY Mortgage Trust 4.068% due 09/15/2036 •		400	386
Chase Mortgage Finance Trust
3.147% due 03/25/2037 ^~		31	30
3.719% due 07/25/2037 ~		6	5
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~		708	565
2.605% due 04/25/2037 ^~		39	33
4.242% due 08/25/2035 ^~		500	467
Countrywide Home Loan Mortgage Pass-Through Trust 6.250% due 09/25/2036 ^		34	14
Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~		87	70
4.168% due 10/15/2037 •		200	197
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 3.234% due 02/25/2047 ~		160	98
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.445% due 02/25/2036 ^þ		52	46
Extended Stay America Trust 3.898% due 07/15/2038 •		398	386
GCAT Trust 3.000% due 07/25/2043 ~		388	322
GreenPoint Mortgage Funding Trust 3.544% due 06/25/2045 •		43	32
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~		90	72
2.500% due 01/25/2052 ~		272	217
2.500% due 02/25/2052 ~		177	142
3.000% due 09/25/2052 ~		584	485
JP Morgan Alternative Loan Trust 2.772% due 12/25/2036 ~		8	8
JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~		269	215
3.000% due 12/25/2051 ~		267	221

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2022 (Unaudited)

3.000% due 01/25/2052 ~	625	518
3.000% due 03/25/2052 ~	561	466
3.000% due 04/25/2052 ~	611	507
3.000% due 05/25/2052 ~	1,001	830
MBRT 3.918% due 11/15/2036 •	300	293
Merrill Lynch Mortgage Investors Trust 2.611% due 03/25/2036 ^~	115	65
Morgan Stanley Mortgage Loan Trust
3.220% due 05/25/2036 ^~	72	44
3.634% due 09/25/2035 ^~	45	17
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	160	150
2.750% due 11/25/2059 ~	108	99
NYO Commercial Mortgage Trust 3.913% due 11/15/2038 •	300	282
OBX Trust 3.000% due 01/25/2052 ~	283	235
PHH Alternative Mortgage Trust 6.000% due 05/25/2037 ^	26	23
PMT Loan Trust 2.500% due 07/25/2051 ~	269	215
PRET LLC 1.843% due 09/25/2051 þ	253	235
Prime Mortgage Trust 6.000% due 06/25/2036 ^	3	3
Ready Capital Mortgage Financing LLC 5.234% due 02/25/2035 •	121	120
Residential Accredit Loans, Inc. Trust
3.344% due 02/25/2037 ~	8	10
6.000% due 06/25/2036	57	46
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^	22	18
Starwood Mortgage Trust 3.868% due 04/15/2034 ~	400	389
Structured Asset Mortgage Investments Trust 3.544% due 02/25/2036 ~	2	2
Structured Asset Securities Corp. 3.364% due 01/25/2036 •	36	35
UWM Mortgage Trust 2.500% due 11/25/2051 ~	373	296
WaMu Mortgage Pass-Through Certificates Trust 3.552% due 09/25/2036 ~	17	14

		9,265

	SHARES
PREFERRED SECURITIES 0.2%
Bank of America Corp. 5.875% due 03/15/2028 •(h)	100,000	86
Charles Schwab Corp. 4.000% due 06/01/2026 •(h)	100,000	83

		169

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 19.7%
Fannie Mae
3.484% due 06/25/2036 •	4	4
3.500% due 01/01/2059	101	91
Freddie Mac
0.109% due 01/15/2038 ~(a)	74	3
2.723% due 01/15/2038 ~	74	74
3.000% due 02/01/2046	208	186
3.265% due 09/01/2037 •	146	149
3.500% due 11/01/2047 - 04/01/2048	183	167
Ginnie Mae
3.137% due 09/20/2066 •	353	351
3.911% due 09/20/2066 ~	271	276
Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052	684	557
2.500% due 02/01/2051 - 01/01/2052	470	396
3.000% due 10/01/2049 - 06/01/2051	314	276
3.500% due 10/01/2034 - 07/01/2050	227	209
4.000% due 06/01/2050	65	61
Uniform Mortgage-Backed Security, TBA
2.500% due 11/01/2051 - 10/01/2052	1,700	1,423
3.000% due 10/01/2052 - 11/01/2052	2,800	2,437
3.500% due 10/01/2052 - 11/01/2052	3,000	2,699

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2022 (Unaudited)

4.000% due 10/01/2052 - 11/01/2052		5,700	5,286
4.500% due 10/01/2052 - 11/01/2052		5,200	4,953

			19,598

U.S. TREASURY OBLIGATIONS 5.7%
U.S. Treasury Bonds
1.625% due 11/15/2050		1,050	653
1.875% due 02/15/2041		2,300	1,630
U.S. Treasury Inflation Protected Securities (g)
0.125% due 01/15/2032		214	185
0.500% due 01/15/2028		1,802	1,673
U.S. Treasury Notes
2.875% due 04/30/2025 (n)		1,600	1,546

			5,687

Total United States (Cost $50,333)			45,828

SHORT-TERM INSTRUMENTS 25.7%
COMMERCIAL PAPER 2.0%
Bank of Nova Scotia
3.270% due 10/31/2022	CAD	700	505
3.324% due 11/09/2022		100	72
3.349% due 11/03/2022		600	433
Canadian Imperial Bank of Commerce 3.320% due 11/02/2022		400	289
Royal Bank of Canada 3.299% due 10/31/2022		400	289
Toronto Dominion Bank
3.299% due 11/09/2022		200	144
3.300% due 11/09/2022		300	216

			1,948

REPURCHASE AGREEMENTS (k) 0.3%			294

GERMANY TREASURY BILLS 0.7%
(0.259)% due 10/19/2022 (e)(f)	EUR	700	686

ISRAEL TREASURY BILLS 2.2%
0.465% due 11/02/2022 - 05/03/2023 (d)(e)	ILS	7,700	2,142

JAPAN TREASURY BILLS 20.5%
(0.150)% due 10/11/2022 - 01/11/2023 (b)(d)(e)	JPY	2,940,000	20,319

Total Short-Term Instruments (Cost $26,576)			25,389

Total Investments in Securities (Cost $130,732)			112,576

		SHARES
INVESTMENTS IN AFFILIATES 3.3%
SHORT-TERM INSTRUMENTS 3.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short Asset Portfolio		69,883	684
PIMCO Short-Term Floating NAV Portfolio III		271,669	2,637

Total Short-Term Instruments (Cost $3,336)			3,321

Total Investments in Affiliates (Cost $3,336)			3,321

Total Investments 116.8% (Cost $134,068)			$115,897
Financial Derivative Instruments (l)(m) 1.9%(Cost or Premiums, net $(199))			1,913
Other Assets and Liabilities, net (18.7)%			(18,564)

Net Assets 100.0%			$99,246

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Payment in-kind security.
(d)								Coupon represents a weighted average yield to maturity.
(e)								Zero coupon security.
(f)								Coupon represents a yield to maturity.
(g)								Principal amount of security is adjusted for inflation.
(h)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)								Contingent convertible security.
(j)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				3.290%	03/17/2026	03/10/2022		$300	$283	0.29%
Deutsche Bank AG				3.729	01/14/2032	01/11/2021		200	135	0.14
Oracle Corp.				1.650	03/25/2026	03/22/2021		100	88	0.09
Oracle Corp.				2.875	03/25/2031	03/22/2021		100	79	0.08
Oracle Corp.				3.650	03/25/2041	03/22/2021		99	68	0.07

								$799	$653	0.67%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$294	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023			$(300)	$294	$294

Total Repurchase Agreements								$(300)	$294	$294

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (6.2)%
U.S. Government Agencies (6.2)%
Uniform Mortgage-Backed Security, TBA						2.000%	10/01/2037	$1,900	$(1,766)	$(1,675)
Uniform Mortgage-Backed Security, TBA						2.000	11/01/2052	4,600	(3,806)	(3,725)
Uniform Mortgage-Backed Security, TBA						3.500	10/01/2037	100	(97)	(94)
Uniform Mortgage-Backed Security, TBA						3.500	11/01/2052	700	(646)	(630)

Total Short Sales (6.2)%									$(6,315)	$(6,124)

(1)								Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(359) at a weighted average interest rate of 2.334%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(l)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2022 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	2	$5	$(2)	$(5)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	2	5	(2)	(1)

Total Written Options	$(4)	$(6)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2023	10	$2,390	$(44)	$0	$(1)
Australia Government 10-Year Bond December Futures	12/2022	16	1,199	(32)	19	0
Euro-Schatz December Futures	12/2022	28	2,941	(25)	7	0
U.S. Treasury 5-Year Note December Futures	12/2022	102	10,966	(430)	0	(27)
U.S. Treasury 10-Year Note December Futures	12/2022	68	7,620	(385)	0	(26)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	9	1,233	(113)	0	(15)

$(1,029)	$26	$(69)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond December Futures	12/2022	5	$(341)	$4	$0	$(2)
Canada Government 10-Year Bond December Futures	12/2022	9	(805)	11	0	0
Euro-Bobl December Futures	12/2022	66	(7,746)	187	2	(38)
Euro-BTP December Futures	12/2022	4	(439)	20	2	(4)
Euro-Bund 10-Year Bond December Futures	12/2022	12	(1,629)	76	5	(12)
Euro-OAT France Government 10-Year Bond December Futures	12/2022	40	(5,179)	272	21	(36)
U.S. Treasury 10-Year Ultra December Futures	12/2022	60	(7,109)	417	30	0
United Kingdom Long Gilt December Futures	12/2022	34	(3,660)	458	29	0

$1,445	$89	$(92)

Total Futures Contracts	$416	$115	$(161)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2023	1.126%	$100	$1	$(1)	$0	$0	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	4.521	EUR	100	(10)	(1)	(11)	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.705	200	6	(4)	2	0	0
Stellantis NV	5.000	Quarterly	12/20/2026	2.346	200	46	(26)	20	1	0

$43	$(32)	$11	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-37 5-Year Index	(1.000)%	Quarterly	06/20/2027	$196	$16	$1	$17	$0	$(3)
CDX.IG-38 10-Year Index	(1.000)	Quarterly	06/20/2032	200	3	2	5	0	0
CDX.IG-39 10-Year Index	(1.000)	Quarterly	12/20/2032	7,000	188	15	203	0	0
iTraxx Europe Main 38 10-Year Index	(1.000)	Quarterly	12/20/2032	EUR	1,000	42	1	43	0	(3)

$249	$19	$268	$0	$(6)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-39 5-Year Index		1.000%	Quarterly	12/20/2027		1,200	$0	$(4)	$(4)	$0	$0

							$0	$(4)	$(4)	$0	$0

INTEREST RATE SWAPS -BASIS SWAPS
										Variation Margin(7)
Pay Floating Rate Index	Receive Floating Rate Index		Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.073%		Quarterly	04/27/2023		$3,600	$1	$(1)	$0	$0	$(2)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%		Quarterly	03/07/2024		700	0	0	0	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.088%		Quarterly	09/06/2024		2,400	1	(1)	0	0	(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.105%		Quarterly	09/27/2024		600	0	0	0	0	0
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.102%		Quarterly	10/04/2024		1,800	0	1	1	0	0

							$2	$(1)	$1	$0	$(3)

INTEREST RATE SWAPS
										Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.010%	Annual	02/07/2023	GBP	3,350	$(4)	$(72)	$(76)	$1	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	2.500	Annual	03/15/2025		700	23	23	46	1	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	2.250	Annual	03/15/2028		800	(49)	(57)	(106)	0	(5)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.155	Annual	09/27/2032		300	0	5	5	1	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		3,300	(607)	(71)	(678)	0	(29)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053		200	(59)	(2)	(61)	0	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.250	Annual	09/21/2023	INR	336,600	(1)	(23)	(24)	0	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/21/2024		208,750	(1)	(27)	(28)	0	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/21/2024		93,311	(3)	(4)	(7)	0	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.750	Semi-Annual	09/21/2024		124,900	0	(3)	(3)	0	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/16/2027		170,830	131	(40)	91	0	(3)
Receive	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/21/2027		43,800	3	7	10	0	(1)
Receive	1-Day INR-MIBOR Compounded-OIS	7.000	Semi-Annual	09/21/2027		38,600	(3)	2	(1)	0	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032		16,400	17	(7)	10	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	JPY	110,000	(10)	2	(8)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		180,000	(17)	(39)	(56)	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	08/17/2031		50,000	0	15	15	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		190,000	(45)	(10)	(55)	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		120,000	(41)	110	69	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		20,000	21	4	25	0	(1)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2022 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	03/15/2052		10,000	1	7	8	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		50,000	2	31	33	0	(4)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	06/15/2027	SGD	1,000	(1)	(20)	(21)	2	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	06/15/2027		600	(1)	(7)	(8)	1	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	09/21/2027		1,200	(5)	(33)	(38)	2	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/21/2027		1,720	(4)	(37)	(41)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		$6,600	376	219	595	24	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.320	Annual	12/21/2023		32,050	568	395	963	15	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.850	Annual	04/21/2024		8,800	98	116	214	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		600	24	1	25	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.400	Annual	06/21/2024		2,400	(4)	(67)	(71)	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		13,200	8	455	463	38	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		100	1	10	11	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		1,000	4	107	111	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		2,100	79	182	261	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027		600	(3)	(17)	(20)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028		300	1	(41)	(40)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029		400	(1)	(45)	(46)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029		600	(2)	(59)	(61)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.936	Annual	03/25/2029		700	(2)	(67)	(69)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.175	Annual	04/21/2029		500	(1)	(42)	(43)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	04/30/2029		600	0	33	33	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.817	Annual	04/30/2029		700	0	36	36	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.818	Annual	04/30/2029		600	0	31	31	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.819	Annual	04/30/2029		600	0	30	30	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		1,400	(91)	(135)	(226)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		1,000	69	46	115	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029		100	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029		300	(2)	(8)	(10)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031		2,700	(4)	(390)	(394)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	2.886	Annual	05/15/2032		7,400	22	(423)	(401)	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		4,350	565	78	643	14	0
Pay	1-Day USD-SOFR Compounded-OIS	2.750	Annual	09/21/2032		400	(1)	(26)	(27)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/28/2032		200	(1)	(7)	(8)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		500	(14)	(135)	(149)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		1,220	278	27	305	15	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	1,700	30	(115)	(85)	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		500	14	(39)	(25)	0	0
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		300	15	(42)	(27)	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		2,700	(6)	(287)	(293)	0	(1)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2022 (Unaudited)

Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		400	(47)	(7)	(54)	0	0
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		200	42	(68)	(26)	0	0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	01/28/2052		100	0	(14)	(14)	0	0
Pay	3-Month CAD-Bank Bill	3.028	Semi-Annual	03/25/2052		100	0	(7)	(7)	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	2,100	(2)	(170)	(172)	9	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027		1,400	(3)	(71)	(74)	7	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		300	0	(16)	(16)	2	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.300	Annual	02/15/2027		500	0	(27)	(27)	2	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.295	Annual	02/17/2027		200	0	(11)	(11)	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		300	0	(17)	(17)	2	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.368	Annual	06/15/2027		1,600	(4)	(90)	(94)	9	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	03/16/2027	CNY	8,700	4	(3)	1	1	0
Pay	3-Month KRW-KORIBOR	3.000	Quarterly	09/21/2027	KRW	3,060,700	(6)	(101)	(107)	14	0
Pay	3-Month KRW-KORIBOR	3.000	Quarterly	06/15/2032		83,100	(1)	(3)	(4)	1	0
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	06/15/2032		93,400	0	(3)	(3)	1	0
Pay(6)	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	3,100	1	(30)	(29)	1	0
Pay(6)	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023		3,000	(1)	(29)	(30)	0	0
Pay(6)	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024		7,700	(19)	(21)	(40)	3	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		700	(4)	(6)	(10)	1	0
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029	SEK	1,100	8	(21)	(13)	0	0
Pay	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2023		$5,700	(8)	(161)	(169)	0	(2)
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		1,300	(42)	80	38	1	0
Receive(6)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		12,400	135	273	408	3	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	12/15/2023		400	(1)	1	0	0	0
Receive	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		1,050	(33)	96	63	1	0
Receive	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		1,400	(42)	127	85	1	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		2,300	(27)	278	251	8	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		800	(39)	(105)	(144)	0	(3)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		900	0	(121)	(121)	0	(4)
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	01/20/2029		200	0	(28)	(28)	0	(1)
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/20/2029		600	(1)	(79)	(80)	0	(2)
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/26/2029		100	0	(13)	(13)	0	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		900	73	(297)	(224)	0	(11)
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	2,900	15	(15)	0	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	500	(1)	(31)	(32)	2	0
Pay(6)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		300	0	(3)	(3)	1	0
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		3,600	12	(25)	(13)	15	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	1,600	6	(18)	(12)	0	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	100	0	(4)	(4)	0	0
Pay(6)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2025		6,200	(100)	(86)	(186)	17	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		200	(1)	(16)	(17)	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		300	(2)	(25)	(27)	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		200	(1)	(17)	(18)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		400	(1)	(29)	(30)	2	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		200	(1)	(14)	(15)	1	0
Pay(6)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2028		9,900	(378)	(326)	(704)	45	0
Pay(6)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		12,300	(1,456)	1	(1,455)	68	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2036		100	5	29	34	0	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2022 (Unaudited)

Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037	650	(11)	(52)	(63)	0	0
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050	50	0	20	20	1	0
Receive(6)	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052	100	0	47	47	1	0
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053	1,300	238	(1)	237	0	(2)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	3,600	(1)	(21)	(22)	0	0
Receive	UKRPI	3.740	Maturity	03/15/2031	GBP	200	0	(39)	(39)	0	(5)
Receive	UKRPI	3.700	Maturity	04/15/2031	250	3	(54)	(51)	0	(7)
Pay	UKRPI	4.333	Maturity	09/15/2032	450	0	6	6	15	0

$(325)	$(1,765)	$(2,090)	$393	$(151)

Total Swap Agreements	$(31)	$(1,783)	$(1,814)	$394	$(160)

Cash of $3,007 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin asset of $31 and liability of $(46) for closed swap agreements is outstanding at period end.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2022	CLP	109,306	$118	$5	$0
10/2022	DKK	21,119	2,855	71	0
10/2022	JPY	5,500	40	2	0
10/2022	$182	CLP	172,997	0	(4)
11/2022	THB	1,540	$42	1	0
12/2022	ILS	439	130	6	0
12/2022	JPY	50,000	351	3	0
01/2023	480,000	3,360	3	0
03/2023	MYR	3,897	863	28	0
03/2023	$85	ZAR	1,498	0	(3)
05/2023	CNH	1,902	$294	26	0
BPS	10/2022	BRL	1,544	286	0	(1)
10/2022	CAD	252	191	9	0
10/2022	CLP	16,978	18	1	0
10/2022	CNH	1,772	256	8	0
10/2022	EUR	195	192	2	(2)
10/2022	GBP	5,671	6,538	235	(29)
10/2022	MXN	2,558	126	0	(1)
10/2022	$295	BRL	1,544	0	(9)
10/2022	217	CHF	212	0	(2)
10/2022	63	DKK	470	0	(1)
10/2022	907	EUR	905	0	(20)
10/2022	390	GBP	337	0	(14)
10/2022	484	JPY	69,800	0	(1)
11/2022	BRL	215	$40	0	0
11/2022	CAD	298	233	17	0
11/2022	CLP	35,928	36	0	(1)
11/2022	GBP	5,697	6,363	0	(1)
11/2022	$484	THB	17,183	0	(28)
12/2022	124	MXN	2,558	1	0
03/2023	ZAR	1,439	$79	1	0
BRC	10/2022	JPY	900,000	6,628	406	0
10/2022	MYR	325	71	1	0
10/2022	$50	MYR	233	0	0
11/2022	JPY	440,000	$3,308	257	0
12/2022	200,000	1,441	50	0
12/2022	ZAR	1,001	55	0	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2022 (Unaudited)

CBK	10/2022	AUD	58		37	0	0
	10/2022	BRL	1,949		379	18	0
	10/2022	CHF	65		68	2	0
	10/2022	CLP	34,926		36	0	0
	10/2022	CZK	95		4	0	0
	10/2022	EUR	211		210	4	0
	10/2022	JPY	230,100		1,667	77	0
	10/2022	NZD	571		320	1	0
	10/2022		$368	BRL	1,949	0	(7)
	10/2022		123	DKK	920	0	(2)
	10/2022		1,060	NOK	10,307	0	(114)
	11/2022	PEN	2,000		$504	4	0
	12/2022	ILS	600		192	23	0
	12/2022	MXN	1,010		49	0	0
	12/2022	PEN	1,724		411	0	(18)
	12/2022	TWD	6,104		199	6	0
	12/2022		$31	KRW	42,387	0	(2)
	01/2023		371	BRL	1,949	0	(17)
	01/2023		32	PEN	125	0	(1)
	02/2023	ILS	895		$272	19	0
	04/2023		397		122	9	0
	05/2023	CNH	207		32	3	0
	05/2023	ILS	2,677		800	37	0
CLY	12/2022		$36	CLP	32,848	0	(2)
	05/2023	CNH	3,014		$466	41	0
DUB	12/2022		$103	ZAR	1,617	0	(14)
GLM	10/2022	BRL	215		$40	0	0
	10/2022		$40	BRL	215	0	0
	10/2022		125	MXN	2,558	2	0
	10/2022		794	MYR	3,570	0	(29)
	11/2022	ILS	2,500		$809	107	0
	12/2022		$117	PEN	467	0	(1)
	03/2023	CNH	2,248		$348	32	0
	07/2023	ILS	783		233	8	0
JPM	10/2022	BRL	800		151	2	0
	10/2022	CAD	397		309	22	0
	10/2022	CLP	3,980		4	0	0
	10/2022	CNH	3,381		487	13	0
	10/2022		$148	BRL	800	0	0
	11/2022	CAD	298		$231	15	0
	11/2022		$119	BRL	640	0	(1)
	12/2022	ILS	300		$97	13	0
	12/2022	KRW	820,724		611	41	0
	12/2022	TWD	8,077		263	9	0
	12/2022	ZAR	616		34	0	0
	04/2023	ILS	298		91	7	0
MBC	10/2022	EUR	727		704	2	(10)
	10/2022	GBP	277		298	2	(14)
	10/2022	JPY	70,000		512	28	0
	10/2022	NZD	1,044		598	13	0
	10/2022	SGD	60		42	1	0
	10/2022		$178	CNH	1,290	2	0
	10/2022		446	EUR	461	8	(2)
	11/2022	AUD	43		$28	0	0
	11/2022	CHF	52		53	0	0
	11/2022	JPY	7,800		54	0	0
	11/2022	NZD	541		308	5	0
	11/2022		$78	CHF	76	0	(1)
	11/2022		151	DKK	1,150	0	0
	11/2022		144	EUR	147	1	0
	12/2022	TWD	953		$30	0	0
	05/2023	CNH	2,950		440	24	0
MYI	10/2022	AUD	495		344	28	0
	10/2022	CAD	700		544	37	0
	10/2022	MXN	1,493		73	0	(1)
	10/2022	NZD	211		131	13	0
	10/2022		$2,676	DKK	20,663	48	0
	10/2022		9,629	EUR	9,981	152	0
	10/2022		899	JPY	129,638	0	(3)
	10/2022	ZAR	1,171		$65	0	0
	11/2022	DKK	19,693		2,556	0	(45)
	11/2022	EUR	10,114		9,779	0	(153)
	11/2022	JPY	129,291		899	3	0
	11/2022	THB	18,404		513	24	0
	11/2022		$19	THB	686	0	(1)
RBC	11/2022	CAD	397		$309	22	0
SCX	10/2022	EUR	701		747	60	0
	10/2022	NOK	650		59	0	0
	10/2022		$60	CLP	56,844	0	(2)
	11/2022	IDR	49,868		$3	0	0
	12/2022	KRW	1,104,836		831	63	0
	03/2023	MYR	1,028		228	7	0
SOG	10/2022	EUR	9,857		9,919	259	0
SSB	10/2022	CLP	1,880		2	0	0
	11/2022		49,903		51	0	0
TOR	10/2022	JPY	407,301		2,999	183	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2022 (Unaudited)

	10/2022		$117	CAD	160		0	(1)
	11/2022	CAD	755		$580		33	0
	12/2022	JPY	710,000		5,003		55	0
UAG	10/2022	AUD	76		52		4	0
	10/2022	CLP	976		1		0	0
	10/2022	CNH	2,889		415		10	0
	10/2022	GBP	86		100		4	0
	10/2022	HKD	453		58		0	0
	10/2022	SGD	47		33		0	0
	10/2022		$2,450	JPY	353,278		0	(9)
	10/2022		68	ZAR	1,171		0	(3)
	11/2022	JPY	352,333		$2,450		9	0
	11/2022	NZD	1,826		1,045		24	0
	12/2022		$43	KRW	61,633		0	0

Total Forward Foreign Currency Contracts							$2,772	$(570)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	01/11/2024	500	$14	$55

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2025		EUR	97.000	05/23/2025	200	$15	$69

Total Purchased Options							$29	$124

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.900%	11/16/2022	100	$0	$0
BRC	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.900	11/16/2022	100	0	0
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	2.000	12/21/2022	100	0	0
DUB	Put - OTC CDX.IG-38 5-Year Index		Sell	1.350	12/21/2022	200	0	(1)
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.400	12/21/2022	400	(1)	(1)
GST	Put - OTC CDX.IG-38 5-Year Index		Sell	1.600	10/19/2022	400	(1)	0
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.400	11/16/2022	800	(1)	(1)
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.500	12/21/2022	500	(1)	(1)
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	3.000	03/15/2023	200	0	0
JPM	Put - OTC CDX.IG-38 5-Year Index		Sell	1.350	11/16/2022	500	(1)	(1)
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.900	11/16/2022	200	0	0
MYC	Put - OTC CDX.IG-38 5-Year Index		Sell	1.600	12/21/2022	200	0	0

							$(5)	$(5)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	300	$(1)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	300	(1)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	4,100	(13)	(71)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.830	10/11/2022	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.330	10/11/2022	300	(1)	(6)
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	500	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	500	(1)	(5)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	300	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	300	(1)	(3)
	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	200	(15)	(72)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	200	(1)	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2022 (Unaudited)

	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	200	(1)	(3)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	12,400	(24)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	12,400	(25)	(407)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	200	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	200	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	200	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	200	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	200	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	500	(4)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	500	(4)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	1,000	(2)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	1,000	(2)	(10)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/24/2023	300	0	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/24/2023	300	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	400	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	400	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/15/2023	200	0	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/15/2023	200	0	(2)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	1,200	(8)	(2)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	100	(1)	(1)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	200	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	200	(1)	(1)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2022 (Unaudited)

Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	200	(1)	(3)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	200	(1)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	200	(1)	(3)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	200	(1)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	200	(1)	(3)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/03/2023	1,000	(2)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/03/2023	1,000	(2)	(10)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/04/2023	500	(1)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/04/2023	500	(1)	(5)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	400	0	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	400	(1)	(4)

$(151)	$(655)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Floor	0.000%	1-Month USD-LIBOR	10/07/2022	1,750	$(2)	$0
Call - OTC 1-Year Interest Rate Floor	0.000	1-Month USD-LIBOR	10/08/2022	1,000	(1)	0

$(3)	$0

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 11/01/2052	$99.258	11/07/2022	300	$(1)	$0

Total Written Options	$(160)	$(660)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Brazil Government International Bond	(1.000)%	Quarterly	12/20/2025	2.100%	$300	$14	$(5)	$9	$0
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.359	400	(10)	8	0	(2)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.353	200	(4)	3	0	(1)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.359	500	(12)	10	0	(2)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.353	300	(6)	4	0	(2)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.359	200	(5)	4	0	(1)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.359	200	(5)	4	0	(1)

$(28)	$28	$9	$(9)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	1.200%	$200	$(5)	$4	$0	$(1)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2022 (Unaudited)

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	700	$527	$3	$(1)	$2	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	800	552	0	1	1	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	700	483	(2)	0	0	(2)

$1	$0	$3	$(2)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month MYR-KLIBOR	4.000%	Quarterly	09/21/2027	MYR	4,957	$6	$(5)	$1	$0
Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/21/2027	1,500	1	7	8	0
Receive	3-Month MYR-KLIBOR	3.250	Quarterly	03/16/2032	268	1	4	5	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	THB	14,600	(1)	4	3	0
Pay	6-Month THB-THBFIX	2.000	Semi-Annual	03/16/2032	2,800	0	(7)	0	(7)
Pay	6-Month THB-THBFIX	2.750	Semi-Annual	06/15/2032	4,400	(2)	(1)	0	(3)
Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032	100	0	0	0	0
Pay	6-Month THB-THBFIX	2.750	Semi-Annual	09/21/2032	6,100	0	(5)	0	(5)
BPS	Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032	9,800	2	3	5	0
CBK	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	MYR	200	0	3	3	0
GLM	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/21/2027	300	0	2	2	0
Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/21/2032	1,000	(1)	12	11	0
Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032	THB	2,200	0	1	1	0
GST	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	66,600	(7)	19	12	0
Pay	6-Month THB-THBFIX	2.500	Semi-Annual	09/21/2032	6,700	(1)	(8)	0	(9)
NGF	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	MYR	400	(1)	7	6	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	THB	7,800	0	1	1	0
SCX	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/21/2027	MYR	600	0	3	3	0
Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	300	(1)	5	4	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	THB	87,212	6	10	16	0
Receive	3-Month THB-THBFIX Compounded-OIS	1.750	Quarterly	09/21/2024	17,000	1	4	5	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	09/21/2027	20,900	(4)	21	17	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2027	777	0	1	1	0

$(1)	$81	$104	$(24)

Total Swap Agreements	$(33)	$113	$116	$(36)

(n)

Securities with an aggregate market value of $260 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2022 (Unaudited)

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$12	$0	$12
Australia
Corporate Bonds & Notes	0	369	0	369
Sovereign Issues	0	1,105	0	1,105
Canada
Corporate Bonds & Notes	0	155	0	155
Non-Agency Mortgage-Backed Securities	0	37	0	37
Sovereign Issues	0	97	0	97
Cayman Islands
Asset-Backed Securities	0	7,187	0	7,187
Corporate Bonds & Notes	0	688	0	688
Non-Agency Mortgage-Backed Securities	0	46	0	46
China
Sovereign Issues	0	975	0	975
Denmark
Corporate Bonds & Notes	0	2,451	0	2,451
France
Corporate Bonds & Notes	0	1,099	0	1,099
Sovereign Issues	0	1,339	0	1,339
Germany
Corporate Bonds & Notes	0	1,812	0	1,812
Ireland
Asset-Backed Securities	0	1,725	0	1,725
Corporate Bonds & Notes	0	183	0	183
Israel
Sovereign Issues	0	478	0	478
Italy
Corporate Bonds & Notes	0	525	0	525
Sovereign Issues	0	327	0	327
Japan
Corporate Bonds & Notes	0	813	0	813
Sovereign Issues	0	3,666	0	3,666
Luxembourg
Corporate Bonds & Notes	0	196	0	196
Malaysia
Corporate Bonds & Notes	0	411	0	411
Sovereign Issues	0	216	0	216
Netherlands
Corporate Bonds & Notes	0	234	0	234
Non-Agency Mortgage-Backed Securities	0	1,181	0	1,181
Preferred Securities	0	47	0	47
New Zealand
Sovereign Issues	0	90	0	90
Norway
Sovereign Issues	0	57	0	57
Peru
Sovereign Issues	0	746	0	746
Qatar
Corporate Bonds & Notes	0	146	0	146
Sovereign Issues	0	353	0	353
Romania
Sovereign Issues	0	417	0	417
Saudi Arabia
Sovereign Issues	0	171	0	171
Serbia
Sovereign Issues	0	121	0	121
South Korea
Sovereign Issues	0	1,267	0	1,267
Spain
Corporate Bonds & Notes	0	391	0	391
Sovereign Issues	0	498	0	498
Switzerland

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2022 (Unaudited)

Corporate Bonds & Notes	0	1,051	0	1,051
United Arab Emirates
Sovereign Issues	0	164	0	164
United Kingdom
Corporate Bonds & Notes	0	4,539	0	4,539
Non-Agency Mortgage-Backed Securities	0	3,283	0	3,283
Preferred Securities	0	33	0	33
Sovereign Issues	0	658	0	658
United States
Asset-Backed Securities	0	4,762	0	4,762
Corporate Bonds & Notes	0	6,030	0	6,030
Loan Participations and Assignments	0	68	0	68
Municipal Bonds & Notes	0	249	0	249
Non-Agency Mortgage-Backed Securities	0	9,265	0	9,265
Preferred Securities	0	169	0	169
U.S. Government Agencies	0	19,598	0	19,598
U.S. Treasury Obligations	0	5,687	0	5,687
Short-Term Instruments
Commercial Paper	0	1,948	0	1,948
Repurchase Agreements	0	294	0	294
Germany Treasury Bills	0	686	0	686
Israel Treasury Bills	0	2,142	0	2,142
Japan Treasury Bills	0	20,319	0	20,319

	$0	$112,576	$0	$112,576
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,321	$0	$0	$3,321

Total Investments	$3,321	$112,576	$0	$115,897

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(6,124)	$0	$(6,124)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	85	424	0	509
Over the counter	0	3,012	0	3,012

	$85	$3,436	$0	$3,521
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(92)	(235)	0	(327)
Over the counter	0	(1,266)	0	(1,266)

	$(92)	$(1,501)	$0	$(1,593)

Total Financial Derivative Instruments	$(7)	$1,935	$0	$1,928

Totals	$3,314	$108,387	$0	$111,701

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio's shares is based on the Portfolio's net asset value (“NAV”). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for The Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using such data reflecting the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Sources or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Frequent or Excessive Purchases, Exchanges and Redemptions" section in the Portfolio's prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2022 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$688	$9	$0	$0	$(13)	$684	$9	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,520	$33,121	$(32,000)	$(24)	$20	$2,637	$22	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CLY	Crédit Agricole Corporate and Investment Bank	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NOK	Norwegian Krone
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	SEK	Swedish Krona
CHF	Swiss Franc	ILS	Israeli Shekel	SGD	Singapore Dollar
CLP	Chilean Peso	INR	Indian Rupee	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	TWD	Taiwanese Dollar
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	USD (or $)	United States Dollar
CZK	Czech Koruna	MXN	Mexican Peso	ZAR	South African Rand
DKK	Danish Krone	MYR	Malaysian Ringgit

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BP0003M	3 Month GBP-LIBOR	EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	LIBOR01M	1 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate	SRFXON3	Swiss Overnight Rate Average (6PM)
CNREPOFIX	China Fixing Repo Rates 7-Day	SIBCSORA	Singapore Overnight Rate Average	UKRPI	United Kingdom Retail Prices Index

Municipal Bond or Agency Abbreviations:
NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	KLIBOR	Kuala Lumpur Interbank Offered Rate	PIK	Payment-in-Kind
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	MIBOR	Mumbai Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
DAC	Designated Activity Company	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
EURIBOR	Euro Interbank Offered Rate

Schedule of Investments PIMCO Global Diversified Allocation Portfolio	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.2% ¤
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		$274

Total Short-Term Instruments (Cost $274)		274

Total Investments in Securities (Cost $274)		274

	SHARES
INVESTMENTS IN AFFILIATES 97.2%
MUTUAL FUNDS (a) 89.5%
PIMCO Emerging Markets Bond Fund	690,125	5,279
PIMCO Global Advantage® Strategy Bond Fund	735,150	7,028
PIMCO Income Fund	854,989	8,781
PIMCO International Bond Fund (U.S. Dollar-Hedged)	559,953	5,297
PIMCO Investment Grade Credit Bond Fund	1,034,427	8,762
PIMCO RAE International Fund	1,290,900	8,649
PIMCO RAE PLUS EMG Fund	1,547,343	8,804
PIMCO RAE PLUS Small Fund	706,460	8,527
PIMCO Real Return Fund	871,361	8,635
PIMCO Short-Term Fund	2,758,741	26,429
PIMCO StocksPLUS® Fund	890,091	8,465
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	1,220,801	8,802
PIMCO StocksPLUS® International Fund (Unhedged)	1,544,354	17,636
PIMCO Total Return Fund IV	2,848,812	26,238

Total Mutual Funds (Cost $177,878)		157,332

SHORT-TERM INSTRUMENTS 7.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.7%
PIMCO Short-Term Floating NAV Portfolio III	1,406,184	13,653

Total Short-Term Instruments (Cost $13,650)		13,653

Total Investments in Affiliates (Cost $191,528)		170,985

Total Investments 97.4% (Cost $191,802)		$171,259
Financial Derivative Instruments (c)(e) 0.5%(Cost or Premiums, net $1,270)		937
Other Assets and Liabilities, net 2.1%		3,577

Net Assets 100.0%		$175,773

Schedule of Investments PIMCO Global Diversified Allocation Portfolio (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$274	U.S. Treasury Notes 4.125% due 09/30/2027			$279	$274	$274

Total Repurchase Agreements								$279	$274	$274

(1)	Includes accrued interest.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description					Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500					2,575.000	06/16/2023	31	3	$244	$190
Put - CBOE S&P 500					2,925.000	06/16/2023	31	3	390	325
Put - CBOE S&P 500					3,300.000	06/16/2023	31	3	636	578

								$1,270		$1,093

Total Purchased Options								$1,270		$1,093

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index December Futures				12/2022	59	$10,624		$(1,508)	$0	$(156)

Total Futures Contracts								$(1,508)	$0	$(156)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements						$0	$274	$0		$274

						$0	$274	$0		$274
Investments in Affiliates, at Value
Mutual Funds						157,332	0	0		157,332
Short-Term Instruments
Central Funds Used for Cash Management Purposes						13,653	0	0		13,653

						$170,985	$0	$0		$170,985

Total Investments						$170,985	$274	$0		$171,259

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						$0	$1,093	$0		$1,093

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						$(156)	$0	$0		$(156)

Total Financial Derivative Instruments						$(156)	$1,093	$0		$937

Totals						$170,829	$1,367	$0		$172,196

Schedule of Investments PIMCO Global Diversified Allocation Portfolio (Cont.)	September 30, 2022 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio's shares is based on the Portfolio's net asset value (“NAV”). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for The Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using such data reflecting the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Sources or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Frequent or Excessive Purchases, Exchanges and Redemptions" section in the Portfolio's prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in Institutional Class Shares or, as applicable or Class M shares of PIMCO Funds, PIMCO Equity Series and affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may also invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2022 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$6,839	$647	$(459)	$(61)	$(1,687)	$5,279	$213	$0
PIMCO Global Advantage® Strategy Bond Fund	9,090	496	(1,203)	(22)	(1,333)	7,028	196	0
PIMCO Income Fund	11,368	683	(1,742)	(120)	(1,408)	8,781	356	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	6,798	258	(987)	(48)	(724)	5,297	86	0
PIMCO Investment Grade Credit Bond Fund	11,400	653	(924)	(104)	(2,263)	8,762	288	0
PIMCO RAE International Fund	11,294	987	(1,240)	(81)	(2,311)	8,649	0	0
PIMCO RAE PLUS EMG Fund	11,361	2,307	(1,124)	(282)	(3,458)	8,804	641	0
PIMCO RAE PLUS Small Fund	11,215	2,183	(1,744)	(942)	(2,185)	8,527	984	0
PIMCO Real Return Fund	11,484	873	(1,551)	(12)	(2,159)	8,635	653	0
PIMCO Short-Term Fund	33,980	1,507	(8,447)	(101)	(510)	26,429	291	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Floating NAV Portfolio III	15,340	40,928	(42,600)	(166)	151	13,653	127	0
PIMCO StocksPLUS® Fund	11,260	1,194	(953)	(97)	(2,939)	8,465	53	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	11,296	506	(818)	57	(2,239)	8,802	339	0
PIMCO StocksPLUS® International Fund (Unhedged)	22,640	3,253	(848)	(164)	(7,245)	17,636	303	0
PIMCO Total Return Fund IV	34,104	1,585	(4,031)	(215)	(5,205)	26,238	486	0
Totals	$219,469	$58,060	$(68,671)	$(2,358)	$(35,515)	$170,985	$5,016	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund , unless otherwise advised on IRS Form 1099-DIV.

Glossary: (abbreviations that may be used in the preceding statements)		(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange

Index/Spread Abbreviations:
S&P 500	Standard & Poor's 500 Index

Other Abbreviations:
TBA	To-Be-Announced

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 79.9% ¤
CORPORATE BONDS & NOTES 4.1%
BANKING & FINANCE 1.9%
Ally Financial, Inc. 8.000% due 11/01/2031	$800	$840
Ford Motor Credit Co. LLC 5.584% due 03/18/2024	200	196
Kaisa Group Holdings Ltd. 9.375% due 06/30/2024 ^(c)	1,200	131
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026	100	81
Sunac China Holdings Ltd. 8.350% due 04/19/2023 ^(c)	800	117
UniCredit SpA 7.830% due 12/04/2023	3,050	3,076
Ursa Re II Ltd. 7.000% (T-BILL 3MO + 3.750%) due 12/07/2027 ~	1,100	1,070
VICI Properties LP 3.875% due 02/15/2029	700	589

		6,100

INDUSTRIALS 1.4%
Berry Global, Inc. 4.875% due 07/15/2026	1,995	1,878
Broadcom, Inc. 3.137% due 11/15/2035	208	146
DAE Funding LLC 1.625% due 02/15/2024	700	656
Energy Transfer LP 3.750% due 05/15/2030	1,100	933
Nissan Motor Co. Ltd. 4.810% due 09/17/2030	900	730

		4,343

UTILITIES 0.8%
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024	1,700	1,643
Pacific Gas & Electric Co. 2.500% due 02/01/2031	1,100	802

		2,445

Total Corporate Bonds & Notes (Cost $15,903)		12,888

CONVERTIBLE BONDS & NOTES 0.3%
INDUSTRIALS 0.3%
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 «(b)	1,300	969

Total Convertible Bonds & Notes (Cost $1,275)		969

U.S. GOVERNMENT AGENCIES 10.6%
Ginnie Mae
3.184% due 09/20/2071 •	3,079	3,061
3.858% due 08/20/2068 •	606	589
Uniform Mortgage-Backed Security, TBA
2.000% due 11/01/2052	14,800	11,986
2.500% due 11/01/2051	8,600	7,200
3.000% due 11/01/2052	5,900	5,136
3.500% due 11/01/2052	5,900	5,309

Total U.S. Government Agencies (Cost $34,399)		33,281

U.S. TREASURY OBLIGATIONS 3.7%
U.S. Treasury Bonds
1.375% due 11/15/2040 (m)(o)	9,500	6,147
U.S. Treasury Inflation Protected Securities (g)
0.625% due 07/15/2032 (k)	6,118	5,556

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2022 (Unaudited)

Total U.S. Treasury Obligations (Cost $15,340)			11,703

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%
Alliance Bancorp Trust 3.564% due 07/25/2037 ~		305	258
Bear Stearns Adjustable Rate Mortgage Trust
3.439% due 07/25/2036 ^~		74	67
3.842% due 02/25/2036 ^~		17	15
Countrywide Alternative Loan Trust
3.384% due 07/25/2035 ~		427	343
3.404% due 09/25/2047 ~		113	101
Countrywide Home Loan Mortgage Pass-Through Trust 6.000% due 04/25/2036		237	136
Impac CMB Trust
3.704% due 04/25/2035 •		103	97
3.729% due 04/25/2035 •		134	124
Residential Accredit Loans, Inc. Trust
3.444% due 06/25/2046 •		223	54
6.000% due 12/25/2036		75	62
Residential Asset Securitization Trust 3.484% due 05/25/2035 •		355	246
Towd Point Mortgage Funding 2.833% due 10/20/2051 •	GBP	1,093	1,218
WaMu Mortgage Pass-Through Certificates Trust 3.744% due 01/25/2045 ~		$1,726	1,617

Total Non-Agency Mortgage-Backed Securities (Cost $4,903)			4,338

ASSET-BACKED SECURITIES 11.4%
522 Funding CLO Ltd. 3.750% due 10/20/2031 •		600	586
Aames Mortgage Investment Trust 3.564% due 04/25/2036 •		89	82
ACAS CLO Ltd. 3.630% due 10/18/2028 •		481	473
ACE Securities Corp. Home Equity Loan Trust
3.564% due 06/25/2036 •		164	124
3.984% due 08/25/2035 •		146	142
4.884% due 06/25/2034 •		14	14
Anchorage Capital CLO Ltd. 3.562% due 07/15/2030 •		1,100	1,085
Apex Credit CLO Ltd. 4.517% due 09/20/2029 ~		88	86
Apidos CLO 3.640% due 07/18/2029 •		800	785
Ares CLO Ltd. 3.382% due 01/15/2029 ~		853	838
Argent Securities Trust
3.384% due 07/25/2036 ~		366	320
3.564% due 05/25/2035 •		514	458
Benefit Street Partners CLO Ltd. 3.770% due 01/17/2032 •		200	194
Carlyle Global Market Strategies CLO Ltd. 3.872% due 08/14/2030 ~		1,300	1,282
Catamaran CLO Ltd. 3.859% due 04/22/2030 ~		696	687
CIT Mortgage Loan Trust 4.434% due 10/25/2037 •		482	479
Citigroup Mortgage Loan Trust 3.519% due 11/25/2036 •		77	76
Countrywide Asset-Backed Certificates 3.334% due 03/25/2037 ~		682	645
Countrywide Asset-Backed Certificates Trust 3.224% due 05/25/2035 •		285	276
Crestline Denali CLO Ltd. 3.923% due 10/23/2031 ~		500	489
Elevation CLO Ltd. 3.733% due 10/25/2030 •		700	687
First Franklin Mortgage Loan Trust 3.789% due 11/25/2036 •		1,541	1,481
Fremont Home Loan Trust
3.219% due 10/25/2036 ~		715	641
3.234% due 10/25/2036 ~		2,021	907
Gallatin CLO Ltd. 3.602% due 07/15/2031 ~		400	392
GoldenTree Loan Management U.S. CLO Ltd. 3.620% due 11/20/2030 ~		700	683
IndyMac INDB Mortgage Loan Trust 3.224% due 07/25/2036 ~		857	277
LCM LP 3.608% due 07/19/2027 •		811	798
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		539	363

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2022 (Unaudited)

Lehman XS Trust
3.404% due 05/25/2036 •		499	541
4.292% due 06/25/2036 þ		591	573
Long Beach Mortgage Loan Trust 3.684% due 01/25/2036 •		1,239	1,136
Magnetite Ltd. 3.785% due 11/15/2028 •		784	768
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	181	175
Oaktree CLO Ltd. 3.869% due 04/22/2030 ~		$300	294
OCP Euro CLO DAC 1.005% due 09/22/2034 •	EUR	600	566
Octagon Investment Partners Ltd. 3.905% due 02/14/2031 •		$400	391
OSD CLO Ltd. 3.610% due 04/17/2031 ~		598	581
OZLM Ltd.
3.720% due 10/17/2029 •		695	683
3.870% due 07/20/2032 •		500	485
4.032% due 10/30/2030 •		297	293
Palmer Square CLO Ltd. 3.738% due 10/17/2031 ~		200	196
Palmer Square European Loan Funding DAC 0.780% due 04/15/2031 ~	EUR	440	422
Palmer Square Loan Funding Ltd.
3.312% due 10/15/2029 •		$2,263	2,211
3.510% due 07/20/2029 ~		1,271	1,256
Popular ABS Mortgage Pass-Through Trust 3.414% due 07/25/2036 •		147	138
Rad CLO Ltd. 3.903% due 07/24/2032 •		800	777
Saranac CLO Ltd. 4.385% due 08/13/2031 ~		500	490
Segovia European CLO DAC 0.927% due 07/20/2032 ~	EUR	500	473
Sound Point CLO Ltd.
3.690% due 10/20/2030 ~		$1,350	1,326
3.763% due 07/25/2030 •		700	688
3.920% due 07/20/2032 •		600	589
Stratus CLO Ltd. 3.660% due 12/29/2029 ~		470	462
Structured Asset Securities Corp. Mortgage Loan Trust
3.654% due 10/25/2036 •		90	88
3.879% due 02/25/2036 ~		100	91
TCI-Symphony CLO Ltd. 3.475% due 10/13/2032 •		600	582
TCW CLO Ltd. 3.753% due 04/25/2031 •		600	586
THL Credit Wind River CLO Ltd. 3.592% due 04/15/2031 ~		700	680
Venture CLO Ltd.
3.392% due 07/15/2027 •		70	70
3.700% due 07/20/2030 •		600	591
3.942% due 07/30/2032 ~		1,200	1,161
Vibrant CLO Ltd. 3.830% due 07/20/2032 •		300	293
Voya CLO Ltd. 3.512% due 10/15/2030 •		300	295
Wellfleet CLO Ltd. 3.600% due 07/20/2029 •		380	375

Total Asset-Backed Securities (Cost $36,699)			35,676

SOVEREIGN ISSUES 5.6%
Argentina Government International Bond
0.500% due 07/09/2030 þ		441	77
1.500% due 07/09/2035 þ		289	54
15.500% due 10/17/2026	ARS	10,280	9
47.331% (BADLARPP) due 10/04/2022 ~		3,700	2
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2023 (f)	BRL	18,400	3,201
Colombian TES
6.250% due 11/26/2025	COP	33,260,100	6,138
7.000% due 03/26/2031		2,449,800	376
7.750% due 09/18/2030		17,500,000	2,878
Peru Government International Bond 1.862% due 12/01/2032		$800	564
Qatar Government International Bond 3.875% due 04/23/2023		1,400	1,396

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2022 (Unaudited)

South Africa Government International Bond 10.500% due 12/21/2026	ZAR	51,000	2,918

Total Sovereign Issues (Cost $20,675)			17,613

		SHARES
COMMON STOCKS 5.8%
COMMUNICATION SERVICES 0.1%
Activision Blizzard, Inc.		5,990	445

HEALTH CARE 2.6%
Cigna Corp.		730	203
Elevance Health, Inc.		1,971	895
Exact Sciences Corp. (d)		2,800	91
Exelixis, Inc. (d)		24,317	381
Halozyme Therapeutics, Inc. (d)		11,447	453
Hologic, Inc. (d)		7,450	481
Humana, Inc.		2,487	1,207
Incyte Corp. (d)		7,215	481
Merck & Co., Inc.		4,790	412
Molina Healthcare, Inc. (d)		789	260
Neurocrine Biosciences, Inc. (d)		1,464	155
Regeneron Pharmaceuticals, Inc. (d)		1,440	992
Seagen, Inc. (d)		1,926	263
United Therapeutics Corp. (d)		2,125	445
Vertex Pharmaceuticals, Inc. (d)		5,404	1,565

			8,284

INDUSTRIALS 1.3%
ABB Ltd.		11,629	304
AMETEK, Inc.		7,331	831
Eaton Corp. PLC		4,383	585
Emerson Electric Co.		6,977	511
FANUC Corp.		1,391	195
GXO Logistics, Inc. (d)		7,400	259
Kubota Corp.		30,472	422
MasTec, Inc. (d)		7,651	486
Mueller Water Products, Inc. 'A'		61,823	635

			4,228

INFORMATION TECHNOLOGY 1.6%
Applied Materials, Inc.		6,392	524
Arista Networks, Inc. (d)		2,827	319
Flex Ltd. (d)		53,563	892
Intel Corp.		13,995	361
IPG Photonics Corp. (d)		1,745	147
Lam Research Corp.		1,521	557
Marvell Technology, Inc.		8,264	354
Micron Technology, Inc.		7,533	377
NetApp, Inc.		11,299	699
Skyworks Solutions, Inc.		1,169	100
Teradyne, Inc.		5,604	421
Zebra Technologies Corp. 'A' (d)		400	105

			4,856

MATERIALS 0.2%
CF Industries Holdings, Inc.		2,200	212
Mosaic Co.		2,800	135
Nutrien Ltd.		1,700	142

			489

Total Common Stocks (Cost $22,188)			18,302

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(h)		420,000	362

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2022 (Unaudited)

Total Preferred Securities (Cost $420)			362

SHORT-TERM INSTRUMENTS 36.9%
REPURCHASE AGREEMENTS (j) 8.9%			27,841

		PRINCIPAL AMOUNT (000s)
ISRAEL TREASURY BILLS 0.4%
0.940% due 10/07/2022 - 07/05/2023 (e)(f)	ILS	3,900	1,082

JAPAN TREASURY BILLS 25.5%
(0.174)% due 10/03/2022 - 01/11/2023 (a)(e)(f)	JPY	11,554,000	79,858

U.S. TREASURY BILLS 2.1%
2.234% due 10/13/2022 - 12/15/2022 (e)(f)(o)		$6,460	6,452

Total Short-Term Instruments (Cost $118,847)			115,233

Total Investments in Securities (Cost $270,649)			250,365

		SHARES
INVESTMENTS IN AFFILIATES 37.5%
MUTUAL FUNDS (i) 9.6%
PIMCO Investment Grade Credit Bond Fund		3,549,792	30,067

Total Mutual Funds (Cost $36,996)			30,067

SHORT-TERM INSTRUMENTS 27.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 27.9%
PIMCO Short Asset Portfolio		4,951,449	48,440
PIMCO Short-Term Floating NAV Portfolio III		4,011,232	38,945

Total Short-Term Instruments (Cost $88,497)			87,385

Total Investments in Affiliates (Cost $125,493)			117,452

Total Investments 117.4% (Cost $396,142)			$367,817
Financial Derivative Instruments (l)(n) 0.0%(Cost or Premiums, net $(4,042))			141
Other Assets and Liabilities, net (17.4)%			(54,569)

Net Assets 100.0%			$313,389

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					When-issued security.
(b)					Payment in-kind security.
(c)					Security is not accruing income as of the date of this report.
(d)					Security did not produce income within the last twelve months.
(e)					Coupon represents a weighted average yield to maturity.
(f)					Zero coupon security.
(g)					Principal amount of security is adjusted for inflation.
(h)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)					Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BSN	2.960%	09/30/2022	10/03/2022	$27,200	U.S. Treasury Notes 1.250% due 04/30/2028		$(27,621)	$27,200	$27,207
FICC	1.150	09/30/2022	10/03/2022	322	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023		(329)	322	322
SSB	1.150	09/30/2022	10/30/2022	319	U.S. Treasury Notes 1.875% due 06/30/2026(2)		(325)	319	319

Total Repurchase Agreements							$(28,275)	$27,841	$27,848

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)		Payable for Reverse Repurchase Agreements

JPS				2.720%	09/26/2022	10/03/2022	$(5,211)		$(5,214)

Total Reverse Repurchase Agreements									$(5,214)

(k)					Securities with an aggregate market value of $5,093 have been pledged as collateral under the terms of master agreements as of September 30, 2022.
(1)					Includes accrued interest.
(2)					Collateral is held in custody by the counterparty.
(3)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(302) at a weighted average interest rate of 1.450%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(l)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond December Futures	12/2022	1	$68	$(1)	$0	$0
CAC 40 Index October Futures	10/2022	15	847	(86)	13	(13)
DAX Index December Futures	12/2022	3	892	(98)	12	(17)
E-Mini S&P 500 Index December Futures	12/2022	611	110,026	(14,294)	0	(1,611)
Euro STOXX 600 December Futures	12/2022	1,190	22,596	(2,197)	324	(404)
Euro-BTP December Futures	12/2022	2	219	(10)	2	(1)
FTSE/MIB Index December Futures	12/2022	1	101	(10)	1	(3)
IBEX 35 Index October Futures	10/2022	1	72	(8)	1	(1)
Mini MSCI Emerging Markets Index December Futures	12/2022	56	2,440	(320)	0	(10)
Nikkei 225 Yen-denominated December Futures	12/2022	2	179	(10)	0	(4)
S&P/Toronto Stock Exchange 60 December Futures	12/2022	43	6,948	(491)	0	(11)
SPI 200 Index December Futures	12/2022	63	6,514	(503)	88	(82)
Topix Index December Futures	12/2022	87	11,037	(545)	195	(156)
U.S. Treasury 2-Year Note December Futures	12/2022	88	18,074	(307)	0	(13)
U.S. Treasury 5-Year Note December Futures	12/2022	81	8,708	(315)	0	(21)
U.S. Treasury 30-Year Bond December Futures	12/2022	42	5,309	(442)	0	(28)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	36	4,932	(439)	0	(58)
Wheat December Futures	12/2022	18	829	99	23	0

$(19,977)	$659	$(2,433)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond December Futures	12/2022	2	$(150)	$3	$0	$(2)
Canada Government 10-Year Bond December Futures	12/2022	7	(626)	9	0	0
Euro STOXX 50 December Futures	12/2022	122	(3,964)	283	76	(56)
Euro-Bobl December Futures	12/2022	20	(2,347)	57	1	(12)
Euro-Bund 10-Year Bond December Futures	12/2022	49	(6,651)	(1)	0	(30)
Euro-Buxl 30-Year Bond December Futures	12/2022	6	(862)	76	18	(7)
Euro-OAT France Government 10-Year Bond December Futures	12/2022	34	(4,402)	231	18	(30)
FTSE 100 Index December Futures	12/2022	4	(309)	26	6	(2)
Gold 100 oz. December Futures	12/2022	18	(3,010)	69	0	(6)
Japan Government 10-Year Bond December Futures	12/2022	1	(1,025)	2	0	(2)
OMX Stockholm 30 Index October Futures	10/2022	1	(16)	1	0	0
U.S. Treasury 10-Year Note December Futures	12/2022	16	(1,793)	(4)	0	(4)
United Kingdom Long Gilt December Futures	12/2022	30	(3,229)	(1)	1	(8)

$751	$120	$(159)

Total Futures Contracts	$(19,226)	$779	$(2,592)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin(1)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2025	3.614%	$500	$20	$(2)	$18	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin(1)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-39 5-Year Index	(5.000)%	Quarterly	12/20/2027	$100	$5	$(1)	$4	$0	$0
iTraxx Crossover 37 5-Year Index	(5.000)	Quarterly	06/20/2027	EUR	100	(6)	9	3	0	(1)

$(1)	$8	$7	$0	$(1)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin(1)
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-39 5-Year Index	1.000%	Quarterly		12/20/2027		1,000	$1	$(4)	$(3)	$0	$0
iTraxx Europe Main 37 5-Year Index	1.000	Quarterly		06/20/2027		400	6	(11)	(5)	0	0

							$7	$(15)	$(8)	$0	$0

INTEREST RATE SWAPS
										Variation Margin(1)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(7)	1-Day GBP-SONIO Compounded-OIS	2.250%	Annual	03/15/2028	GBP	1,600	$99	$112	$211	$10	$0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		4,800	(919)	(67)	(986)	0	(42)
Receive	1-Day INR-MIBOR Compounded-OIS	5.270	Semi-Annual	03/17/2026	INR	43,500	4	(30)	(26)	1	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.270	Semi-Annual	03/17/2026		43,500	28	(2)	26	0	(1)
Receive	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/21/2027		48,400	(9)	20	11	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	JPY	2,090,000	(107)	(36)	(143)	15	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		1,030,000	246	51	297	0	(23)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	12/15/2026	SGD	400	18	7	25	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	0.250	Annual	03/16/2024		$2,500	126	32	158	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		18,000	(1,292)	(784)	(2,076)	0	(65)
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032		2,600	28	216	244	9	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,200	(293)	97	0	8	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,500	273	(33)	44	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		700	137	38	175	8	0
Pay	1-Year BRL-CDI	11.670	Maturity	01/02/2025	BRL	20,300	(8)	(1)	(9)	8	0
Pay	1-Year BRL-CDI	11.825	Maturity	01/02/2025		15,100	0	2	2	6	0
Pay	1-Year BRL-CDI	12.120	Maturity	01/02/2025		30,700	0	46	46	11	0
Pay	1-Year BRL-CDI	12.330	Maturity	01/02/2025		36,900	0	72	72	14	0
Receive	1-Year BRL-CDI	12.460	Maturity	01/02/2025		36,900	0	(88)	(88)	0	(14)
Pay	1-Year BRL-CDI	11.575	Maturity	01/04/2027		10,000	(30)	38	8	6	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/15/2026	CNY	6,000	4	(3)	1	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.585	Quarterly	11/26/2025	COP	9,045,300	0	105	105	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	11/26/2025		9,692,800	0	116	116	0	(5)
Receive	3-Month COP-IBR Compounded-OIS	9.280	Quarterly	11/26/2025		10,517,000	0	82	82	0	(5)
Receive	3-Month COP-IBR Compounded-OIS	4.920	Quarterly	08/26/2026		11,900,000	0	466	466	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	5.925	Quarterly	08/26/2026		11,700,000	0	(375)	(375)	2	0
Receive	3-Month COP-IBR Compounded-OIS	7.215	Quarterly	02/09/2027		4,176,400	72	31	103	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.930	Quarterly	09/18/2030		13,800,000	0	173	173	7	0
Pay	3-Month ILS-TELBOR	1.215	Annual	02/11/2027	ILS	2,300	0	(57)	(57)	0	(4)
Receive	3-Month KRW-KORIBOR	0.939	Quarterly	12/16/2025	KRW	3,728,800	(40)	(223)	(263)	8	0
Receive	3-Month KRW-KORIBOR	0.939	Quarterly	12/16/2025		3,728,800	226	37	263	0	(8)
Pay	3-Month KRW-KORIBOR	2.500	Quarterly	03/16/2027		1,153,700	4	(58)	(54)	5	0
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026	ZAR	62,400	(23)	(194)	(217)	3	0
Pay	6-Month CLP-CHILIBOR	7.070	Semi-Annual	04/05/2024	CLP	4,223,000	0	(277)	(277)	12	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2022 (Unaudited)

Receive	6-Month CLP-CHILIBOR	7.950	Semi-Annual	06/28/2024		3,743,000	0	176	176	0	(20)
Pay	6-Month CLP-CHILIBOR	9.700	Semi-Annual	07/20/2024		4,032,815	0	(54)	(54)	22	0
Receive	6-Month CLP-CHILIBOR	9.250	Semi-Annual	08/17/2024		3,781,000	0	79	79	0	(20)
Pay	6-Month CLP-CHILIBOR	10.050	Semi-Annual	08/24/2024		8,337,500	0	(48)	(48)	43	0
Receive	6-Month CLP-CHILIBOR	5.850	Semi-Annual	01/14/2027		4,118,800	49	326	375	0	(33)
Receive	6-Month CLP-CHILIBOR	6.045	Semi-Annual	02/11/2027		1,283,500	0	102	102	0	(9)
Pay	6-Month CLP-CHILIBOR	6.205	Semi-Annual	03/03/2027		3,048,600	0	(220)	(220)	20	0
Pay	6-Month CLP-CHILIBOR	6.270	Semi-Annual	03/07/2027		1,908,900	0	(132)	(132)	12	0
Pay	6-Month CLP-CHILIBOR	6.280	Semi-Annual	03/07/2027		1,794,300	0	(119)	(119)	12	0
Receive	6-Month CLP-CHILIBOR	6.820	Semi-Annual	07/08/2027		2,427,000	0	118	118	0	(20)
Receive	6-Month CLP-CHILIBOR	5.930	Semi-Annual	02/22/2032		1,284,600	0	96	96	0	(13)
Receive	6-Month CZK-PRIBOR	5.225	Annual	07/29/2027	CZK	88,000	(74)	134	60	0	(4)
Pay(7)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2028	EUR	1,400	(54)	(46)	(100)	6	0
Pay	6-Month EUR-EURIBOR	0.081	Annual	02/15/2031		10,400	(1,067)	(1,149)	(2,216)	18	0
Pay(7)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		5,900	(616)	(82)	(698)	11	0
Pay(7)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053		800	(103)	(43)	(146)	0	(11)
Receive	6-Month HUF-BBR	3.700	Annual	11/08/2026	HUF	1,446,600	749	28	777	34	0
Pay	6-Month HUF-BBR	11.070	Annual	09/02/2027		948,900	0	(2)	(2)	0	(25)
Receive	6-Month PLN-WIBOR	2.983	Annual	11/08/2026	PLN	3,800	38	71	109	5	0
Pay	28-Day MXN-TIIE	9.570	Lunar	09/22/2027	MXN	39,100	0	22	22	4	0

							$(2,534)	$(1,230)	$(3,764)	$323	$(337)

Total Swap Agreements							$(2,508)	$(1,239)	$(3,747)	$323	$(338)

(m)

Securities with an aggregate market value of $1,524 and cash of $13,006 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.

(1)

Unsettled variation margin asset of $68 and liability of $(130) for closed futures and unsettled variation margin asset of $3 and liability of $(3) for closed swap agreements is outstanding at period end.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		11/2022		CAD	579		$426		$6		$0
		11/2022		JPY	1,450,000		10,828		778		0
		11/2022			$71		THB	2,625	0		(1)
BOA		10/2022		AUD	1,158		$777		36		0
		10/2022		CLP	754,941		825		48		0
		10/2022			$488		CLP	457,520	0		(16)
		10/2022			1,218		COP	4,908,540	0		(156)
		10/2022			570		HUF	231,555	0		(35)
		11/2022		CAD	413		$314		15		0
		11/2022		EUR	2,541		2,480		0		(18)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2022 (Unaudited)

	11/2022	JPY	88,600		640	25	0
	11/2022	NOK	11,560		1,198	136	0
	11/2022		$552	CAD	714	0	(36)
	11/2022		450	CHF	423	0	(19)
	11/2022		4,344	EUR	4,316	1	(103)
	11/2022		1,161	JPY	159,900	0	(51)
	11/2022		1,472	ZAR	23,602	0	(172)
	11/2022	ZAR	21,714		$1,311	116	0
	12/2022	CNY	1,636		237	8	0
	12/2022	PEN	9,534		2,496	123	0
	12/2022		$301	ILS	1,015	0	(14)
	01/2023	JPY	4,572,000		$31,974	3	0
BPS	10/2022	AUD	400		272	16	0
	10/2022	BRL	2,581		490	12	0
	10/2022	CNH	8,450		1,223	39	0
	10/2022	COP	18,025,241		4,082	187	0
	10/2022	GBP	4,245		4,871	138	(7)
	10/2022	MXN	58,613		2,896	0	(13)
	10/2022		$477	BRL	2,581	1	0
	10/2022		4,194	CLP	4,039,952	0	(22)
	10/2022		4,087	COP	18,025,241	0	(188)
	10/2022		656	HUF	273,753	0	(23)
	10/2022		1,283	MXN	25,929	0	(1)
	10/2022		14	PLN	72	0	0
	11/2022	BRL	1,939		$360	3	0
	11/2022	COP	1,556,776		348	13	0
	11/2022	GBP	3,151		3,520	0	(1)
	11/2022	NOK	4,720		489	55	0
	11/2022		$490	BRL	2,667	1	0
	11/2022		875	CAD	1,123	0	(62)
	11/2022		1,947	NOK	18,719	0	(227)
	11/2022	ZAR	19,473		$1,215	142	0
	12/2022	CNH	1,218		176	5	0
	12/2022		$176	CNY	1,217	0	(5)
	12/2022		2,851	MXN	58,613	14	0
	05/2023	ILS	296		$92	8	0
BRC	10/2022		$1,218	COP	4,903,193	0	(157)
	10/2022		136	MYR	634	0	0
	11/2022	NOK	6,145		$629	64	0
	11/2022	THB	12,907		363	20	0
	11/2022	ZAR	6,628		413	48	0
BSH	04/2023	BRL	18,400		3,433	153	0
CBK	10/2022		17,965		3,492	161	0
	10/2022	CLP	4,039,952		4,551	378	0
	10/2022	COP	25,129,615		6,190	753	0
	10/2022	DKK	725		97	2	0
	10/2022	ILS	100		32	4	0
	10/2022	MXN	34,378		1,663	0	(37)
	10/2022	NZD	1,157		683	35	0
	10/2022	PEN	1,916		494	13	0
	10/2022		$557	AUD	840	0	(20)
	10/2022		3,323	BRL	17,965	8	0
	10/2022		1,786	COP	7,865,541	0	(85)
	10/2022		103	CZK	2,535	0	(2)
	10/2022		1,400	GBP	1,216	0	(43)
	10/2022		689	NZD	1,158	0	(41)
	10/2022		494	PEN	1,916	0	(13)
	11/2022	COP	15,843,960		$3,560	152	0
	11/2022	EUR	1,149		1,110	0	(19)
	11/2022	JPY	284,900		1,984	8	0
	11/2022		$197	EUR	196	0	(4)
	11/2022		995	NOK	10,860	3	0
	11/2022		3,058	PEN	12,140	0	(25)
	11/2022		363	ZAR	5,852	0	(40)
	11/2022	ZAR	19,646		$1,275	194	0
	12/2022	CNH	476		69	2	0
	12/2022	ILS	1,500		482	59	0
	12/2022	KRW	215,044		155	6	0
	12/2022	PEN	10,983		2,619	0	(117)
	12/2022		$4,474	CLP	4,039,952	0	(361)
	12/2022		69	CNY	476	0	(2)
	12/2022		175	KRW	250,996	0	(1)
	12/2022		1,345	MXN	27,413	0	0
	12/2022		490	PEN	1,916	0	(13)
	01/2023	PLN	175		$35	1	0
	01/2023		$3,423	BRL	17,965	0	(161)
	01/2023		1,275	ZAR	22,342	0	(53)
	02/2023		7,470	PEN	29,791	0	(81)
	05/2023	ILS	790		$247	22	0
	07/2023		985		307	26	0
CLY	12/2022		$470	CLP	434,289	0	(26)
DUB	10/2022	CZK	4,588		$185	2	0
	10/2022	MXN	10,006		480	0	(15)
	11/2022		$7,307	JPY	978,277	0	(519)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2022 (Unaudited)

GLM	10/2022	BRL	2,575		$476	0	(1)
	10/2022	CZK	2,541		102	1	0
	10/2022	HUF	177,520		410	0	0
	10/2022		$490	BRL	2,575	0	(13)
	10/2022		487	CLP	457,185	0	(17)
	10/2022		162	COP	711,190	0	(8)
	10/2022		1,298	DKK	9,650	0	(26)
	10/2022		3,809	MXN	77,973	60	0
	10/2022		73	MYR	326	0	(3)
	11/2022	COP	2,010,338		$473	41	0
	11/2022		$89	THB	3,360	0	0
	11/2022	ZAR	9,940		$619	72	0
	12/2022	PEN	23,583		5,923	49	0
	12/2022		$783	ILS	2,754	0	(6)
JPM	10/2022	BRL	20,532		$3,822	23	(8)
	10/2022	CNH	11,247		1,620	45	0
	10/2022	COP	11,335,370		2,655	203	0
	10/2022	MXN	936		45	0	(1)
	10/2022	PHP	806		14	0	0
	10/2022		$3,924	BRL	20,532	0	(118)
	10/2022		1,160	CNH	8,245	0	(5)
	10/2022		1,072	HUF	439,097	0	(58)
	10/2022		1,084	MXN	22,207	14	0
	11/2022	BRL	2,641		$490	4	0
	11/2022	IDR	712,334		47	1	0
	11/2022	INR	32,397		403	8	0
	11/2022		$1,526	CAD	1,982	0	(91)
	11/2022		829	JPY	110,933	0	(59)
	11/2022		383	ZAR	6,237	0	(39)
	12/2022	ILS	200		$65	8	0
	12/2022	TWD	16,179		520	11	0
MBC	10/2022	AUD	1,007		673	29	0
	10/2022	BRL	2,666		498	4	0
	10/2022	CLP	1,974,114		2,174	142	0
	10/2022	GBP	122		129	0	(7)
	10/2022	MXN	10,370		504	0	(9)
	10/2022	SEK	18,795		1,693	27	(28)
	10/2022		$496	BRL	2,666	0	(2)
	10/2022		1,623	SEK	17,350	0	(59)
	10/2022		584	SGD	819	0	(13)
	11/2022	CAD	443		$333	13	0
	11/2022		$1,175	DKK	8,925	3	0
	11/2022		1,315	ZAR	21,550	0	(128)
	12/2022	CNH	615		$88	2	0
	12/2022	ILS	5,180		1,507	46	0
	12/2022		$88	CNY	613	0	(2)
	01/2023	PEN	341		$87	2	0
	03/2023		$4,860	COP	22,175,034	0	(193)
	05/2023		1,713	CNH	11,497	0	(92)
MYI	10/2022	CLP	1,010,592		$1,089	48	0
	10/2022	COP	3,883,328		976	136	0
	10/2022	MXN	170,533		8,346	0	(90)
	10/2022	NZD	1,877		1,153	103	0
	10/2022		$2,894	AUD	4,162	0	(232)
	10/2022		114	CZK	2,817	0	(1)
	10/2022		1,487	HUF	634,051	6	(28)
	10/2022		1,457	MXN	30,187	36	0
	10/2022		1,148	NZD	1,916	0	(76)
	11/2022	EUR	2,656		$2,642	31	0
	11/2022		$744	CAD	958	0	(50)
	11/2022		692	NOK	6,975	0	(51)
	11/2022		302	THB	10,838	0	(14)
	11/2022		140	ZAR	2,337	0	(11)
	12/2022	CNH	277		$40	1	0
	12/2022	CNY	1,238		181	7	0
	12/2022	TWD	20,365		675	33	0
	12/2022		$40	CNY	276	0	(1)
	01/2023	ZAR	2,536		$140	1	0
RBC	10/2022	HKD	2,889		368	0	0
	10/2022		$223	CNH	1,568	0	(4)
	11/2022		372	CAD	483	0	(22)
	11/2022		443	JPY	60,200	0	(26)
	12/2022	MXN	11,165		$546	0	(3)
RYL	11/2022	JPY	960,000		7,261	602	0
SCX	10/2022	CLP	1,033,123		1,097	32	0
	10/2022		$314	AUD	452	0	(25)
	10/2022		863	SEK	9,220	0	(32)
	11/2022	COP	34,523,674		$8,123	696	0
	11/2022	EUR	895		898	18	0
	11/2022	IDR	1,064,637		71	2	0
	11/2022	NOK	8,510		857	75	0
	11/2022		$1,609	CAD	2,067	0	(112)
	11/2022		230	EUR	230	0	(4)
	11/2022		935	JPY	128,000	0	(47)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2022 (Unaudited)

11/2022	787	NOK	7,632	0	(86)
11/2022	870	ZAR	13,973	0	(101)
11/2022	ZAR	14,126	$938	160	0
12/2022	CNH	309	44	1	0
12/2022	TWD	40,708	1,349	67	0
12/2022	$44	CNY	308	0	(1)
01/2023	164	PEN	648	0	(3)
SOG	11/2022	1,029	CHF	973	0	(38)
11/2022	7,907	EUR	7,688	0	(351)
11/2022	486	ZAR	8,248	0	(32)
SSB	10/2022	1,022	COP	3,934,608	0	(171)
TOR	10/2022	JPY	4,572,000	$34,040	2,450	0
11/2022	$1,404	CAD	1,807	0	(96)
11/2022	3,751	JPY	500,749	0	(277)
UAG	10/2022	CNH	9,613	$1,381	34	0
10/2022	HUF	253,292	585	0	0
10/2022	MXN	19,360	947	0	(14)
10/2022	NZD	704	402	8	0
10/2022	SEK	5,440	512	22	0
10/2022	$126	AUD	184	0	(9)
10/2022	1,659	CNH	11,579	0	(37)
10/2022	1,877	HKD	14,720	0	(1)
10/2022	175	SEK	1,890	0	(5)
11/2022	EUR	2,077	$2,083	41	0
11/2022	$18,902	EUR	18,377	0	(837)
11/2022	760	ZAR	12,588	0	(67)
11/2022	ZAR	21,976	$1,401	190	0
05/2023	CNH	11,500	1,659	38	0

Total Forward Foreign Currency Contracts	$9,689	$(6,946)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	5,600	$(255)	$(89)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	1,100	(7)	0

Total Written Options	$(262)	$(89)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$2,200	$(65)	$51	$0	$(14)
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	11,059	(682)	649	0	(33)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	9,600	(317)	255	0	(62)
SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	1,600	(4)	(20)	0	(24)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,800	(110)	85	0	(25)

$(1,178)	$1,020	$0	$(158)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	3-Month MYR-KLIBOR	2.750%	Quarterly	12/15/2026	MYR	4,600	$(11)	$(38)	$0	$(49)
Pay	3-Month MYR-KLIBOR	3.000	Quarterly	03/16/2027	22,200	(35)	(166)	0	(201)
CBK	Pay	3-Month KRW-KORIBOR	1.430	Quarterly	07/01/2029	KRW	100	0	0	0	0
GLM	Pay	6-Month THB-THBFIX	1.750	Semi-Annual	06/15/2027	THB	80,300	(49)	(42)	0	(91)
GST	Pay	3-Month THB-THBFIX Compounded-OIS	2.500	Quarterly	09/21/2027	19,100	9	(18)	0	(9)
MYC	Pay	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	09/21/2027	59,500	(7)	(40)	0	(47)

$(93)	$(304)	$0	$(397)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2022 (Unaudited)

TOTAL RETURN SWAPS ON COMMODITY, EQUITY AND INTEREST RATE INDICES
											Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	12/20/2022		$100	$0	$(4)	$0	$(4)
	Pay	Industrial Select Sector Index	1,061	3.320% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/21/2023		3,141	0	3	3	0
	Receive	NDDUWI Index	939	2.950%	Monthly	09/06/2023		6,832	0	(11)	0	(11)
CBK	Pay	SX4T Index	1,847	(0.230)% (1-Month USD-LIBOR less a specified spread)	Monthly	12/14/2022	EUR	4,844	0	(92)	0	(92)
FBF	Pay	Swiss Market Index	10	0.000%	Maturity	12/16/2022	CHF	108	0	5	5	0
GST	Receive	CMDSKEWLS Index	6,081	0.250%	Monthly	02/15/2023		$1,807	0	(50)	0	(50)
JPM	Receive	JMABFNJ2 Index	20,914	0.000%	Monthly	12/30/2022		2,169	0	0	0	0
	Pay	JPPMGSHP Index	81,082	2.100% (1-Month USD-LIBOR less a specified spread)	Monthly	06/07/2023		5,480	0	8	8	0
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	12/20/2022		100	(1)	(2)	0	(3)
MYI	Receive	DWRTFT Index	82	3.490% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/04/2023		863	0	(2)	0	(2)

									$(1)	$(145)	$16	$(162)

TOTAL RETURN SWAPS ON SECURITIES
											Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	3M Co.	7,800	2.980% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2023		$876	$0	$16	$16	$0
	Pay	Fastenal Co.	16,200	2.980% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2023		754	0	11	11	0
	Pay	Illinois Tool Works, Inc.	4,600	2.980% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2023		846	0	17	17	0
	Pay	JB Hunt Transport Services, Inc.	2,400	2.980% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2023		397	0	22	22	0
	Pay	Knight-Swift Transportation Holdings, Inc.	8,100	2.980% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2023		403	0	8	8	0
	Pay	Old Dominion Freight Line, Inc.	1,500	2.980% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2023		381	0	9	9	0
	Pay	Watsco, Inc.	3,600	2.980% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2023		922	0	(3)	0	(3)
	Pay	WW Grainger, Inc.	1,900	2.980% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2023		925	0	(2)	0	(2)

									$0	$78	$83	$(5)

Total Swap Agreements									$(1,272)	$649	$99	$(722)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2022 (Unaudited)

(o)

Securities with an aggregate market value of $2,434 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)		Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$6,100	$0	$6,100
Industrials	0	4,343	0	4,343
Utilities	0	2,445	0	2,445
Convertible Bonds & Notes
Industrials	0	0	969	969
U.S. Government Agencies	0	33,281	0	33,281
U.S. Treasury Obligations	0	11,703	0	11,703
Non-Agency Mortgage-Backed Securities	0	4,338	0	4,338
Asset-Backed Securities	0	35,676	0	35,676
Sovereign Issues	0	17,613	0	17,613
Common Stocks
Communication Services	445	0	0	445
Health Care	8,284	0	0	8,284
Industrials	4,228	0	0	4,228
Information Technology	4,856	0	0	4,856
Materials	489	0	0	489
Preferred Securities
Banking & Finance	0	362	0	362
Short-Term Instruments
Repurchase Agreements	0	27,841	0	27,841
Israel Treasury Bills	0	1,082	0	1,082
Japan Treasury Bills	0	79,858	0	79,858
U.S. Treasury Bills	0	6,452	0	6,452

	$18,302	$231,094	$969	$250,365
Investments in Affiliates, at Value
Mutual Funds	30,067	0	0	30,067
Short-Term Instruments
Central Funds Used for Cash Management Purposes	87,385	0	0	87,385

	$117,452	$0	$0	$117,452

Total Investments	$135,754	$231,094	$969	$367,817

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	779	323	0	1,102
Over the counter	0	9,788	0	9,788

	$779	$10,111	$0	$10,890
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,468)	(462)	0	(2,930)
Over the counter	0	(7,757)	0	(7,757)

	$(2,468)	$(8,219)	$0	$(10,687)

Total Financial Derivative Instruments	$(1,689)	$1,892	$0	$203

Totals	$134,065	$232,986	$969	$368,020

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on November 21, 2008, as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary on January 14, 2009, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 10.7% of the Portfolio’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio's shares is based on the Portfolio's net asset value (“NAV”). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for The Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using such data reflecting the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Sources or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Notes to Financial Statements (Cont.)

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Frequent or Excessive Purchases, Exchanges and Redemptions" section in the Portfolio's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolio may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options.

The Portfolio may also gain exposure indirectly to commodity markets by investing in the Commodity Subsidiary, which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated the Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to the Portfolio is treated as qualifying dividends; and (iii) that income inclusion by the Portfolio of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as ordinary income for Federal income tax purposes.

Notes to Financial Statements (Cont.)

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

4. INVESTMENTS IN AFFILIATES

The Portfolio invests under normal circumstances in Acquired Funds which are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2022 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Investment Grade Credit Bond Fund	$40,089	$1012	$(2811)	$(372)	$(7,851)	$30,067	$1,012	$0
PIMCO Mortgage Opportunities and Bond Fund	51,217	753	(48,207)	(4,223)	460	0	845	0
PIMCO Short Asset Portfolio	48,760	616	0	0	(936)	48,440	616	0
PIMCO Short-Term Floating NAV Portfolio III	58,940	232,918	(252900)	(821)	808	38,945	418	0
Totals	$199,006	$235,299	$(303,918)	$(5,416)	$(7,519)	$117,452	$2,891	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	FBF	Credit Suisse International	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	FICC	Fixed Income Clearing Corporation	RYL	NatWest Markets Plc
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.
BSH	Banco Santander S.A. - New York Branch	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BSN	The Bank of Nova Scotia - Toronto	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
CDI	Natixis Singapore	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
CLY	Crédit Agricole Corporate and Investment Bank	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NOK	Norwegian Krone
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
CAD	Canadian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso
CHF	Swiss Franc	IDR	Indonesian Rupiah	PLN	Polish Zloty
CLP	Chilean Peso	ILS	Israeli Shekel	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	THB	Thai Baht
COP	Colombian Peso	KRW	South Korean Won	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	USD (or $)	United States Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	ZAR	South African Rand

Exchange Abbreviations:
FTSE	Financial Times Stock Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	DAX	Deutscher Aktien Index 30	OMX	Stockholm 30 Index
CAC	Cotation Assistée en Continu	DWRTFT	Dow Jones Wilshire REIT Total Return Index	S&P 500	Standard & Poor's 500 Index
CDX.HY	Credit Derivatives Index - High Yield	FTSE/MIB	Borsa Italiana's 40 Most Liquid/Capitalized Italian Shares Equity Index	SIBCSORA	Singapore Overnight Rate Average
CDX.IG	Credit Derivatives Index - Investment Grade	IBEX 35	Spanish Continuous Exchange Index	SOFR	Secured Overnight Financing Rate
CMBX	Commercial Mortgage-Backed Index	IBR	Indicador Bancario de Referencia	SONIO	Sterling Overnight Interbank Average Rate
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JMABFNJ2	J.P. Morgan Custom Commodity Index	SPI 200	Australian Equity Futures Index
CNREPOFIX	China Fixing Repo Rates 7-Day	JPPMGSHP	JP Morgan Custom Commodity Index	SX4T	EURO STOXX Chemicals Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	TOPIX	Tokyo Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUWI	MSCI World Index Future

Other Abbreviations:
ABS	Asset-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	oz.	Ounce
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	PIK	Payment-in-Kind
BRL-CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
CHILIBOR	Chile Interbank Offered Rate	MIBOR	Mumbai Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International	THBFIX	Thai Baht Floating-Rate Fix
DAC	Designated Activity Company	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate

Schedule of Investments PIMCO High Yield Portfolio	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.5%
AAdvantage Loyalty IP Ltd. 7.460% (LIBOR03M + 4.750%) due 04/20/2028 ~		$1,500	$1,457
Carnival Corp. 6.127% (LIBOR06M + 3.250%) due 10/18/2028 ~		1,985	1,752
CDK Global, Inc. 6.610% due 07/06/2029		600	579
CommScope, Inc. 6.365% (LIBOR01M + 3.250%) due 04/06/2026 ~		970	898
Da Vinci Purchaser Corp. TBD% (LIBOR03M + 4.000%) due 01/08/2027 ~		980	925
Diamond Sports Group LLC
5.945% due 08/24/2026		973	194
10.695% due 05/26/2026		531	513
Getty Images, Inc. 7.625% (LIBOR03M + 4.500%) due 02/19/2026 ~		1,161	1,155
RegionalCare Hospital Partners Holdings, Inc. 6.871% (LIBOR01M + 3.750%) due 11/16/2025 ~		865	807
Softbank Vision Fund 5.000% due 12/21/2025 «		1,879	1,874
Sotera Health Holdings LLC 5.865% (LIBOR01M + 2.750%) due 12/11/2026 ~		2,000	1,770
Starfruit Finco BV 5.865% (LIBOR01M + 2.750%) due 10/01/2025 ~		763	717
U.S. Renal Care, Inc. 8.115% (LIBOR01M + 5.000%) due 06/26/2026 ~		1,931	1,404

Total Loan Participations and Assignments (Cost $16,072)			14,045

CORPORATE BONDS & NOTES 85.4%
BANKING & FINANCE 10.3%
Allied Universal Holdco LLC
3.625% due 06/01/2028	EUR	2,300	1,689
6.625% due 07/15/2026		$1,500	1,340
Barclays PLC 8.000% due 03/15/2029 •(d)(e)		800	702
Coinbase Global, Inc. 3.625% due 10/01/2031		325	181
Credit Acceptance Corp. 5.125% due 12/31/2024		1,000	933
CTR Partnership LP 3.875% due 06/30/2028		600	495
Curo Group Holdings Corp. 7.500% due 08/01/2028		1,500	738
Deutsche Bank AG 3.729% due 01/14/2032 •(f)		2,000	1,349
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		750	591
2.900% due 02/10/2029		800	607
3.375% due 11/13/2025		1,000	885
4.000% due 11/13/2030		1,000	782
4.063% due 11/01/2024		1,000	940
4.125% due 08/17/2027		1,000	863
4.134% due 08/04/2025		1,000	909
4.542% due 08/01/2026		500	446
5.113% due 05/03/2029		750	652
5.584% due 03/18/2024		1,500	1,473
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		1,600	1,282
6.500% due 10/01/2025		1,147	1,079
Freedom Mortgage Corp. 6.625% due 01/15/2027		1,100	786
Greystar Real Estate Partners LLC 5.750% due 12/01/2025		1,000	940
HAT Holdings LLC
3.375% due 06/15/2026		1,200	964
3.750% due 09/15/2030		1,000	729
Howard Hughes Corp. 5.375% due 08/01/2028		750	624
Intesa Sanpaolo SpA
5.017% due 06/26/2024		1,000	933
5.710% due 01/15/2026		1,000	911

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2022 (Unaudited)

7.700% due 09/17/2025 •(d)(e)	1,000	834
Jefferies Finance LLC 5.000% due 08/15/2028	700	518
Ladder Capital Finance Holdings LLLP 4.750% due 06/15/2029	450	338
LFS Topco LLC 5.875% due 10/15/2026	1,000	797
Lloyds Banking Group PLC 7.500% due 06/27/2024 •(d)(e)	3,500	3,254
Midcap Financial Issuer Trust 6.500% due 05/01/2028	1,025	877
MPT Operating Partnership LP 3.500% due 03/15/2031	1,800	1,257
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030	1,000	726
5.500% due 08/15/2028	1,000	787
NCL Finance Ltd. 6.125% due 03/15/2028	250	185
OneMain Finance Corp.
5.375% due 11/15/2029	1,000	777
5.625% due 03/15/2023	1,000	996
6.125% due 03/15/2024	1,000	965
6.625% due 01/15/2028	750	645
6.875% due 03/15/2025	1,000	941
7.125% due 03/15/2026	1,000	903
Oxford Finance LLC 6.375% due 02/01/2027	900	844
Park Intermediate Holdings LLC
4.875% due 05/15/2029	1,325	1,075
7.500% due 06/01/2025	1,000	995
Paysafe Finance PLC 4.000% due 06/15/2029	1,500	1,051
PennyMac Financial Services, Inc. 4.250% due 02/15/2029	1,500	1,072
PRA Group, Inc. 5.000% due 10/01/2029	1,000	812
RHP Hotel Properties LP
4.500% due 02/15/2029	750	623
4.750% due 10/15/2027	1,000	871
RLJ Lodging Trust LP
3.750% due 07/01/2026	1,000	855
4.000% due 09/15/2029	700	550
Rocket Mortgage LLC
3.875% due 03/01/2031	750	545
4.000% due 10/15/2033	1,650	1,137
SBA Communications Corp. 3.125% due 02/01/2029	2,000	1,613
Service Properties Trust 7.500% due 09/15/2025	500	468
Sitka Holdings LLC 8.174% due 07/06/2026 •	1,000	957
SLM Corp. 3.125% due 11/02/2026	750	622
UniCredit SpA 7.296% due 04/02/2034 •	500	425
United Wholesale Mortgage LLC 5.500% due 11/15/2025	750	655
VICI Properties LP
4.125% due 08/15/2030	500	419
4.500% due 09/01/2026	1,000	914
4.625% due 12/01/2029	500	435
5.625% due 05/01/2024	1,000	984
5.750% due 02/01/2027	750	708

		57,253

INDUSTRIALS 68.4%
Academy Ltd. 6.000% due 11/15/2027	750	682
AdaptHealth LLC
4.625% due 08/01/2029	250	201
5.125% due 03/01/2030	825	682
6.125% due 08/01/2028	500	449
Adient Global Holdings Ltd. 4.875% due 08/15/2026	1,300	1,141
ADT Security Corp.
4.125% due 06/15/2023	1,000	992
4.875% due 07/15/2032	1,000	808
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028	1,000	794
Air Canada 3.875% due 08/15/2026	1,300	1,118
Albertsons Cos., Inc.
3.250% due 03/15/2026	250	220
3.500% due 03/15/2029	1,000	808
4.625% due 01/15/2027	250	224

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2022 (Unaudited)

4.875% due 02/15/2030		1,000	847
7.500% due 03/15/2026		1,500	1,511
Albion Financing 1 SARL 6.125% due 10/15/2026		750	635
Allegiant Travel Co. 7.250% due 08/15/2027		700	661
Altice Financing SA
5.000% due 01/15/2028		1,000	772
5.750% due 08/15/2029		1,500	1,151
Altice France Holding SA 6.000% due 02/15/2028		750	477
Altice France SA
5.125% due 01/15/2029		500	370
5.125% due 07/15/2029		1,000	749
5.500% due 01/15/2028		2,000	1,587
5.500% due 10/15/2029		500	377
8.125% due 02/01/2027		2,500	2,240
AMC Networks, Inc.
4.250% due 02/15/2029		1,000	742
4.750% due 08/01/2025		500	448
5.000% due 04/01/2024		400	382
American Airlines Pass-Through Trust 3.375% due 11/01/2028		391	326
American Airlines, Inc.
5.500% due 04/20/2026		3,875	3,646
5.750% due 04/20/2029		1,525	1,333
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		1,000	785
4.000% due 01/15/2028		2,000	1,752
Amsted Industries, Inc.
4.625% due 05/15/2030		1,000	832
5.625% due 07/01/2027		500	461
ANGI Group LLC 3.875% due 08/15/2028		625	442
Antero Resources Corp. 5.375% due 03/01/2030		300	270
Apache Corp. 4.875% due 11/15/2027		1,500	1,380
APi Group DE, Inc. 4.125% due 07/15/2029		800	636
Arches Buyer, Inc. 4.250% due 06/01/2028		1,000	782
Ardagh Metal Packaging Finance USA LLC
3.250% due 09/01/2028		500	409
4.000% due 09/01/2029		625	459
Ardagh Packaging Finance PLC
2.125% due 08/15/2026	EUR	750	567
5.250% due 08/15/2027		$1,000	628
Ascent Resources Utica Holdings LLC 5.875% due 06/30/2029		1,000	892
ASP Unifrax Holdings, Inc.
5.250% due 09/30/2028		1,200	924
7.500% due 09/30/2029		675	447
Avantor Funding, Inc. 4.625% due 07/15/2028		1,750	1,561
Avient Corp.
5.750% due 05/15/2025		750	725
7.125% due 08/01/2030		650	601
Axalta Coating Systems Dutch Holding B BV 3.750% due 01/15/2025	EUR	625	564
Axalta Coating Systems LLC
3.375% due 02/15/2029		$750	589
4.750% due 06/15/2027		1,250	1,116
B.C. Unlimited Liability Co.
3.500% due 02/15/2029		1,900	1,566
3.875% due 01/15/2028		1,275	1,112
4.000% due 10/15/2030		2,000	1,580
Ball Corp. 2.875% due 08/15/2030		1,100	847
Bath & Body Works, Inc.
6.625% due 10/01/2030		625	545
6.875% due 11/01/2035		1,500	1,257
Bausch Health Cos., Inc.
5.500% due 11/01/2025		2,000	1,592
5.750% due 08/15/2027		1,000	683
BCP Modular Services Finance PLC 4.750% due 11/30/2028	EUR	1,400	1,106
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		$875	760
BellRing Brands, Inc. 7.000% due 03/15/2030		1,000	917
Berry Global, Inc. 4.500% due 02/15/2026		594	551
Black Knight InfoServ LLC 3.625% due 09/01/2028		500	427

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2022 (Unaudited)

Block, Inc.
2.750% due 06/01/2026		500	430
3.500% due 06/01/2031		500	389
Bombardier, Inc.
7.125% due 06/15/2026		1,250	1,148
7.500% due 03/15/2025		643	626
Boyd Gaming Corp. 4.750% due 06/15/2031		400	324
Boyne USA, Inc. 4.750% due 05/15/2029		500	420
Buckeye Partners LP
4.125% due 03/01/2025		875	802
4.500% due 03/01/2028		625	533
Builders FirstSource, Inc.
5.000% due 03/01/2030		1,250	1,064
6.375% due 06/15/2032		1,400	1,247
Cable One, Inc. 4.000% due 11/15/2030		625	488
Cablevision Lightpath LLC
3.875% due 09/15/2027		750	628
5.625% due 09/15/2028		250	200
Caesars Entertainment, Inc.
4.625% due 10/15/2029		1,400	1,073
6.250% due 07/01/2025		875	845
Caesars Resort Collection LLC 5.750% due 07/01/2025		800	773
Camelot Finance SA 4.500% due 11/01/2026		1,000	906
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028		1,000	863
Carnival Corp.
4.000% due 08/01/2028		1,400	1,132
5.750% due 03/01/2027		1,500	1,054
7.625% due 03/01/2026		1,250	952
10.500% due 02/01/2026		1,000	991
Catalent Pharma Solutions, Inc.
3.125% due 02/15/2029		1,250	965
5.000% due 07/15/2027		1,000	893
CCO Holdings LLC
4.250% due 02/01/2031		2,000	1,537
4.500% due 08/15/2030		2,000	1,587
4.500% due 05/01/2032		1,250	956
4.500% due 06/01/2033		2,000	1,482
4.750% due 03/01/2030		1,000	814
4.750% due 02/01/2032		500	390
5.000% due 02/01/2028		1,000	864
5.125% due 05/01/2027		1,000	904
5.375% due 06/01/2029		1,500	1,316
6.375% due 09/01/2029		2,200	2,024
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025		500	456
Cellnex Finance Co. SA 3.875% due 07/07/2041		600	376
Centene Corp.
2.500% due 03/01/2031		3,000	2,268
4.625% due 12/15/2029		1,500	1,351
Charles River Laboratories International, Inc.
3.750% due 03/15/2029		1,000	833
4.000% due 03/15/2031		1,000	808
Cheniere Energy Partners LP
4.000% due 03/01/2031		1,500	1,261
4.500% due 10/01/2029		1,000	883
Cheniere Energy, Inc. 4.625% due 10/15/2028		1,375	1,265
Cheplapharm Arzneimittel GmbH 5.500% due 01/15/2028		1,000	827
Chesapeake Energy Corp.
5.500% due 02/01/2026		175	168
5.875% due 02/01/2029		175	163
6.750% due 04/15/2029		1,500	1,441
Churchill Downs, Inc.
4.750% due 01/15/2028		2,000	1,733
5.500% due 04/01/2027		750	695
Clarios Global LP
4.375% due 05/15/2026	EUR	1,100	956
8.500% due 05/15/2027		$1,000	957
Clarivate Science Holdings Corp.
3.875% due 07/01/2028		1,300	1,075
4.875% due 07/01/2029		900	706
Clean Harbors, Inc.
4.875% due 07/15/2027		750	685
5.125% due 07/15/2029		375	346
CNX Midstream Partners LP 4.750% due 04/15/2030		700	551
Coherent Corp. 5.000% due 12/15/2029		700	581

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2022 (Unaudited)

CommScope Technologies LLC
5.000% due 03/15/2027		1,000	756
6.000% due 06/15/2025		1,084	965
CommScope, Inc.
6.000% due 03/01/2026		250	231
7.125% due 07/01/2028		1,000	774
8.250% due 03/01/2027		750	621
Community Health Systems, Inc.
4.750% due 02/15/2031		1,000	674
5.625% due 03/15/2027		1,250	964
6.000% due 01/15/2029		250	184
6.875% due 04/15/2029		750	364
8.000% due 03/15/2026		875	759
Comstock Resources, Inc. 5.875% due 01/15/2030		325	284
Connect Finco SARL 6.750% due 10/01/2026		1,250	1,095
Consolidated Communications, Inc. 5.000% due 10/01/2028		250	174
CoreLogic, Inc. 4.500% due 05/01/2028		1,250	852
Coty, Inc.
3.875% due 04/15/2026	EUR	2,900	2,575
5.000% due 04/15/2026		$750	684
Covanta Holding Corp. 5.000% due 09/01/2030		500	393
CQP Holdco LP 5.500% due 06/15/2031		1,000	848
Crocs, Inc. 4.250% due 03/15/2029		750	598
Crown Americas LLC 4.250% due 09/30/2026		1,000	907
CSC Holdings LLC
3.375% due 02/15/2031		1,000	707
5.250% due 06/01/2024		1,000	926
5.375% due 02/01/2028		500	437
5.500% due 04/15/2027		1,000	882
5.750% due 01/15/2030		2,250	1,603
6.500% due 02/01/2029		1,000	885
DaVita, Inc.
3.750% due 02/15/2031		1,750	1,251
4.625% due 06/01/2030		1,500	1,164
Deluxe Corp. 8.000% due 06/01/2029		775	630
Diamond Sports Group LLC
5.375% due 08/15/2026		2,000	401
6.625% due 08/15/2027		1,000	74
DirecTV Financing LLC 5.875% due 08/15/2027		2,100	1,815
DISH DBS Corp.
5.250% due 12/01/2026		1,800	1,478
5.750% due 12/01/2028		2,300	1,743
DT Midstream, Inc.
4.125% due 06/15/2029		1,700	1,440
4.375% due 06/15/2031		1,700	1,405
Dun & Bradstreet Corp. 5.000% due 12/15/2029		1,000	827
Edgewell Personal Care Co.
4.125% due 04/01/2029		1,000	832
5.500% due 06/01/2028		750	672
Elanco Animal Health, Inc. 6.400% due 08/28/2028		400	355
Element Solutions, Inc. 3.875% due 09/01/2028		1,000	807
Energizer Holdings, Inc.
4.375% due 03/31/2029		1,000	744
4.750% due 06/15/2028		500	397
EnLink Midstream LLC 6.500% due 09/01/2030		1,000	979
EnLink Midstream Partners LP
4.150% due 06/01/2025		596	555
5.450% due 06/01/2047		750	549
EQM Midstream Partners LP
4.125% due 12/01/2026		1,000	849
4.500% due 01/15/2029		500	404
4.750% due 01/15/2031		1,000	796
6.000% due 07/01/2025		92	85
6.500% due 07/01/2027		500	463
6.500% due 07/15/2048		500	382
Fair Isaac Corp. 4.000% due 06/15/2028		1,000	854
Fertitta Entertainment LLC 4.625% due 01/15/2029		1,305	1,082
Ford Motor Co.
3.250% due 02/12/2032		1,570	1,134
6.100% due 08/19/2032		600	530

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2022 (Unaudited)

Frontier Communications Holdings LLC
5.000% due 05/01/2028		500	430
5.875% due 10/15/2027		625	562
6.750% due 05/01/2029		750	620
8.750% due 05/15/2030		1,200	1,203
Gap, Inc. 3.875% due 10/01/2031		1,900	1,212
Garda World Security Corp. 4.625% due 02/15/2027		1,500	1,290
GCP Applied Technologies, Inc. 5.500% due 04/15/2026		2,000	2,028
GFL Environmental, Inc. 3.500% due 09/01/2028		1,500	1,267
Global Medical Response, Inc. 6.500% due 10/01/2025		1,500	1,261
Go Daddy Operating Co. LLC 3.500% due 03/01/2029		2,000	1,641
goeasy Ltd. 5.375% due 12/01/2024		1,000	940
GoTo Group, Inc. 5.500% due 09/01/2027		750	462
Graphic Packaging International LLC
3.500% due 03/15/2028		750	639
3.750% due 02/01/2030		700	578
Great Lakes Dredge & Dock Corp. 5.250% due 06/01/2029		350	270
Grifols Escrow Issuer SA 4.750% due 10/15/2028		700	542
H-Food Holdings LLC 8.500% due 06/01/2026		2,000	1,273
Hanesbrands, Inc. 4.875% due 05/15/2026		1,500	1,350
Harvest Midstream LP 7.500% due 09/01/2028		750	703
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026		875	773
HealthEquity, Inc. 4.500% due 10/01/2029		925	783
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		1,500	1,151
3.750% due 05/01/2029		625	517
4.000% due 05/01/2031		625	506
4.875% due 01/15/2030		1,000	872
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031		750	574
5.000% due 06/01/2029		850	687
Hilton Worldwide Finance LLC 4.875% due 04/01/2027		750	690
Howard Midstream Energy Partners LLC 6.750% due 01/15/2027		700	625
Howmet Aerospace, Inc. 5.950% due 02/01/2037		1,000	906
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (a)		500	427
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (a)		500	431
Imola Merger Corp. 4.750% due 05/15/2029		1,000	846
INEOS Quattro Finance 2 PLC 3.375% due 01/15/2026		875	730
Ingevity Corp. 3.875% due 11/01/2028		1,500	1,242
International Game Technology PLC
2.375% due 04/15/2028	EUR	700	546
5.250% due 01/15/2029		$750	666
6.250% due 01/15/2027		500	485
6.500% due 02/15/2025		476	476
IQVIA, Inc.
5.000% due 10/15/2026		2,000	1,908
5.000% due 05/15/2027		1,000	935
Jazz Securities DAC 4.375% due 01/15/2029		625	541
JELD-WEN, Inc.
4.625% due 12/15/2025		1,000	812
4.875% due 12/15/2027		1,750	1,254
Kaiser Aluminum Corp.
4.500% due 06/01/2031		300	220
4.625% due 03/01/2028		1,000	818
KFC Holding Co. 4.750% due 06/01/2027		750	698
Kinetik Holdings LP 5.875% due 06/15/2030		600	551
LABL, Inc. 0.000% due 07/15/2026		2,000	1,817
Lamar Media Corp.
3.625% due 01/15/2031		500	394

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2022 (Unaudited)

3.750% due 02/15/2028	1,000	875
Lamb Weston Holdings, Inc. 4.375% due 01/31/2032	2,100	1,739
Las Vegas Sands Corp.
2.900% due 06/25/2025	750	673
3.900% due 08/08/2029	700	580
Legacy LifePoint Health LLC 4.375% due 02/15/2027	500	414
Level 3 Financing, Inc. 3.750% due 07/15/2029	875	643
Lindblad Expeditions LLC 6.750% due 02/15/2027	900	794
Live Nation Entertainment, Inc.
3.750% due 01/15/2028	600	510
4.875% due 11/01/2024	500	484
6.500% due 05/15/2027	875	844
Madison IAQ LLC 5.875% due 06/30/2029	1,500	1,047
Marriott Ownership Resorts, Inc.
4.500% due 06/15/2029	1,425	1,128
4.750% due 01/15/2028	500	419
Masonite International Corp. 5.375% due 02/01/2028	1,500	1,329
Mattel, Inc. 3.375% due 04/01/2026	500	447
Mauser Packaging Solutions Holding Co. 5.500% due 04/15/2024	2,500	2,379
Medline Borrower LP
3.875% due 04/01/2029	1,500	1,205
5.250% due 10/01/2029	1,200	908
MEG Energy Corp.
5.875% due 02/01/2029	500	449
7.125% due 02/01/2027	1,500	1,525
MGM China Holdings Ltd. 4.750% due 02/01/2027	500	390
MGM Resorts International
5.500% due 04/15/2027	327	294
5.750% due 06/15/2025	657	629
6.000% due 03/15/2023	500	501
Midwest Gaming Borrower LLC 4.875% due 05/01/2029	1,000	825
MPH Acquisition Holdings LLC 5.750% due 11/01/2028	1,500	1,130
MSCI, Inc.
3.625% due 09/01/2030	500	412
3.625% due 11/01/2031	1,000	804
NCL Corp. Ltd.
5.875% due 03/15/2026	625	476
5.875% due 02/15/2027	800	668
7.750% due 02/15/2029	300	227
NCR Corp.
5.000% due 10/01/2028	500	394
5.125% due 04/15/2029	1,000	752
NESCO Holdings, Inc. 5.500% due 04/15/2029	375	313
Newell Brands, Inc.
5.625% due 04/01/2036	500	413
5.750% due 04/01/2046	400	314
Nexstar Media, Inc. 5.625% due 07/15/2027	1,750	1,612
NextEra Energy Operating Partners LP
4.250% due 07/15/2024	625	599
4.250% due 09/15/2024	45	43
4.500% due 09/15/2027	750	684
Nielsen Co. Luxembourg SARL 5.000% due 02/01/2025	1,500	1,473
Nielsen Finance LLC
4.500% due 07/15/2029	1,500	1,497
5.625% due 10/01/2028	500	497
5.875% due 10/01/2030	750	749
Northriver Midstream Finance LP 5.625% due 02/15/2026	1,125	1,050
Novelis Corp.
3.875% due 08/15/2031	600	449
4.750% due 01/30/2030	2,000	1,645
NuStar Logistics LP
5.750% due 10/01/2025	625	580
6.375% due 10/01/2030	500	429
Occidental Petroleum Corp.
4.625% due 06/15/2045	2,000	1,661
6.375% due 09/01/2028	500	499
6.450% due 09/15/2036	750	752
6.600% due 03/15/2046	1,000	1,032
6.625% due 09/01/2030	750	763
7.500% due 05/01/2031	500	524
8.875% due 07/15/2030	875	976

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2022 (Unaudited)

Olympus Water U.S. Holding Corp.
3.875% due 10/01/2028	EUR	800	598
4.250% due 10/01/2028		$1,750	1,348
6.250% due 10/01/2029		750	515
ON Semiconductor Corp. 3.875% due 09/01/2028		1,000	857
Open Text Holdings, Inc. 4.125% due 02/15/2030		1,000	800
Option Care Health, Inc. 4.375% due 10/31/2029		700	593
Organon & Co.
4.125% due 04/30/2028		1,750	1,500
5.125% due 04/30/2031		1,750	1,436
Outfront Media Capital LLC 5.000% due 08/15/2027		1,000	875
Owens & Minor, Inc. 4.500% due 03/31/2029		1,250	983
Pactiv Evergreen Group Issuer LLC 4.375% due 10/15/2028		1,200	995
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027		1,875	1,576
Parkland Corp. 5.875% due 07/15/2027		1,750	1,625
PDC Energy, Inc.
5.750% due 05/15/2026		1,000	926
6.125% due 09/15/2024		500	494
Pediatrix Medical Group, Inc. 5.375% due 02/15/2030		600	498
Performance Food Group, Inc. 5.500% due 10/15/2027		500	456
Permian Resources Operating LLC 5.375% due 01/15/2026		2,000	1,832
Perrigo Finance Unlimited Co. 4.400% due 06/15/2030		1,200	979
PetSmart, Inc.
4.750% due 02/15/2028		1,500	1,287
7.750% due 02/15/2029		1,250	1,119
PGT Innovations, Inc. 4.375% due 10/01/2029		600	493
Picard Midco, Inc. 6.500% due 03/31/2029		1,150	973
Post Holdings, Inc.
4.625% due 04/15/2030		1,000	823
5.500% due 12/15/2029		1,000	866
5.625% due 01/15/2028		1,250	1,143
5.750% due 03/01/2027		707	676
Precision Drilling Corp. 6.875% due 01/15/2029		575	509
Prestige Brands, Inc.
3.750% due 04/01/2031		1,000	778
5.125% due 01/15/2028		1,000	902
Prime Security Services Borrower LLC
5.250% due 04/15/2024		1,000	966
5.750% due 04/15/2026		1,000	942
6.250% due 01/15/2028		1,000	855
Radiate Holdco LLC
4.500% due 09/15/2026		1,000	822
6.500% due 09/15/2028		1,000	700
Range Resources Corp.
4.750% due 02/15/2030		200	174
4.875% due 05/15/2025		1,000	944
5.000% due 03/15/2023		561	560
Rattler Midstream LP 5.625% due 07/15/2025		375	380
Rite Aid Corp. 7.500% due 07/01/2025		562	429
Rockcliff Energy LLC 5.500% due 10/15/2029		780	685
Rockies Express Pipeline LLC
4.800% due 05/15/2030		500	411
6.875% due 04/15/2040		500	408
Roller Bearing Co. of America, Inc. 4.375% due 10/15/2029		750	634
Rolls-Royce PLC 5.750% due 10/15/2027		750	653
Royal Caribbean Cruises Ltd.
5.500% due 04/01/2028		500	351
11.500% due 06/01/2025		3,324	3,537
RP Escrow Issuer LLC 5.250% due 12/15/2025		500	414
Sabre Global, Inc.
7.375% due 09/01/2025		1,000	897
9.250% due 04/15/2025		500	479
Scientific Games Holdings LP 6.625% due 03/01/2030		650	522

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2022 (Unaudited)

SCIH Salt Holdings, Inc. 4.875% due 05/01/2028	1,000	828
Scripps Escrow, Inc.
3.875% due 01/15/2029	600	479
5.875% due 07/15/2027	800	698
Seagate HDD Cayman 3.375% due 07/15/2031	2,600	1,821
Sealed Air Corp. 5.500% due 09/15/2025	1,000	956
Select Medical Corp. 6.250% due 08/15/2026	1,000	942
Sensata Technologies BV 5.625% due 11/01/2024	1,250	1,245
Sensata Technologies, Inc.
3.750% due 02/15/2031	1,000	790
4.375% due 02/15/2030	500	419
Shelf Drilling North Sea Holdings Ltd. 10.250% due 10/31/2025	600	593
Sigma Holdco BV 7.875% due 05/15/2026	2,000	1,294
Silgan Holdings, Inc. 4.125% due 02/01/2028	1,500	1,334
Simmons Foods, Inc. 4.625% due 03/01/2029	1,000	820
Sirius XM Radio, Inc.
4.125% due 07/01/2030	2,000	1,630
5.000% due 08/01/2027	1,000	920
5.500% due 07/01/2029	500	451
SM Energy Co. 6.500% due 07/15/2028	700	667
Southwestern Energy Co. 5.375% due 02/01/2029	1,000	909
Spectrum Brands, Inc.
3.875% due 03/15/2031	625	427
5.000% due 10/01/2029	750	598
5.750% due 07/15/2025	90	85
Speedway Motorsports LLC 4.875% due 11/01/2027	1,375	1,198
Spirit AeroSystems, Inc. 7.500% due 04/15/2025	1,000	944
SRS Distribution, Inc. 4.625% due 07/01/2028	700	602
Stagwell Global LLC 5.625% due 08/15/2029	1,100	907
Standard Industries, Inc.
3.375% due 01/15/2031	1,000	705
4.375% due 07/15/2030	1,250	959
4.750% due 01/15/2028	1,000	847
5.000% due 02/15/2027	500	444
Staples, Inc. 7.500% due 04/15/2026	2,000	1,682
Station Casinos LLC
4.500% due 02/15/2028	750	617
4.625% due 12/01/2031	1,200	908
Studio City Finance Ltd. 5.000% due 01/15/2029	200	89
Suburban Propane Partners LP 5.000% due 06/01/2031	700	575
Sunoco LP
4.500% due 05/15/2029	500	416
5.875% due 03/15/2028	500	454
Superior Plus LP 4.500% due 03/15/2029	750	621
Switch Ltd. 3.750% due 09/15/2028	750	746
Syneos Health, Inc. 3.625% due 01/15/2029	500	399
Team Health Holdings, Inc. 6.375% due 02/01/2025	1,000	743
TEGNA, Inc.
4.625% due 03/15/2028	1,000	925
5.000% due 09/15/2029	1,000	923
Tenet Healthcare Corp.
4.250% due 06/01/2029	225	187
4.375% due 01/15/2030	700	586
4.625% due 07/15/2024	412	399
4.625% due 09/01/2024	1,125	1,090
4.875% due 01/01/2026	500	465
5.125% due 11/01/2027	500	450
6.125% due 10/01/2028	2,000	1,755
6.125% due 06/15/2030	1,200	1,102
6.250% due 02/01/2027	1,000	935
TK Elevator U.S. Newco, Inc. 5.250% due 07/15/2027	1,000	853
TopBuild Corp. 3.625% due 03/15/2029	1,375	1,088

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2022 (Unaudited)

TransDigm, Inc.
4.625% due 01/15/2029	1,000	808
5.500% due 11/15/2027	2,000	1,744
6.250% due 03/15/2026	2,000	1,943
6.375% due 06/15/2026	2,000	1,892
Transocean Pontus Ltd. 6.125% due 08/01/2025	560	525
Travel & Leisure Co.
4.500% due 12/01/2029	800	622
4.625% due 03/01/2030	1,500	1,188
6.625% due 07/31/2026	1,000	938
TripAdvisor, Inc. 7.000% due 07/15/2025	500	487
Triumph Group, Inc.
6.250% due 09/15/2024	500	456
8.875% due 06/01/2024	704	696
Twilio, Inc.
3.625% due 03/15/2029	500	404
3.875% due 03/15/2031	625	492
U.S. Foods, Inc.
4.625% due 06/01/2030	900	747
4.750% due 02/15/2029	1,000	858
6.250% due 04/15/2025	750	738
Uber Technologies, Inc. 4.500% due 08/15/2029	1,575	1,327
United Airlines, Inc.
4.375% due 04/15/2026	1,650	1,475
4.625% due 04/15/2029	2,575	2,137
United Rentals North America, Inc.
3.875% due 02/15/2031	500	408
4.000% due 07/15/2030	1,500	1,241
5.500% due 05/15/2027	500	484
Univision Communications, Inc.
6.625% due 06/01/2027	1,250	1,182
7.375% due 06/30/2030	600	574
UPC Holding BV 5.500% due 01/15/2028	1,000	841
USA Compression Partners LP 6.875% due 04/01/2026	1,250	1,152
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (a)	800	789
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029	2,900	2,493
3.875% due 11/01/2033	1,200	935
Veritas U.S., Inc. 7.500% due 09/01/2025	1,000	767
Viasat, Inc.
5.625% due 09/15/2025	1,500	1,167
5.625% due 04/15/2027	250	208
Viking Cruises Ltd. 5.875% due 09/15/2027	1,250	956
Virgin Media Finance PLC 5.000% due 07/15/2030	1,000	737
Virgin Media Secured Finance PLC 5.500% due 05/15/2029	2,500	2,146
Vmed O2 U.K. Financing PLC 4.250% due 01/31/2031	1,000	760
VOC Escrow Ltd. 5.000% due 02/15/2028	1,000	815
WESCO Distribution, Inc.
7.125% due 06/15/2025	1,500	1,503
7.250% due 06/15/2028	1,500	1,472
Western Midstream Operating LP
3.350% due 02/01/2025	500	467
5.450% due 04/01/2044	2,000	1,643
White Cap Buyer LLC 6.875% due 10/15/2028	1,000	818
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (a)	500	425
WMG Acquisition Corp. 3.875% due 07/15/2030	1,000	821
WR Grace Holdings LLC
4.875% due 06/15/2027	1,000	861
5.625% due 10/01/2024	500	487
5.625% due 08/15/2029	700	527
WW International, Inc. 4.500% due 04/15/2029	1,000	525
Wynn Las Vegas LLC
5.250% due 05/15/2027	1,700	1,500
5.500% due 03/01/2025	1,100	1,031
Wynn Resorts Finance LLC 5.125% due 10/01/2029	1,000	810
Yum! Brands, Inc. 4.625% due 01/31/2032	2,000	1,681
Zayo Group Holdings, Inc.
4.000% due 03/01/2027	750	604

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2022 (Unaudited)

6.125% due 03/01/2028	1,250	879
Ziggo Bond Co. BV 5.125% due 02/28/2030	1,500	1,075
Ziggo BV 4.875% due 01/15/2030	500	396
ZipRecruiter, Inc. 5.000% due 01/15/2030	800	648

		380,625

UTILITIES 6.7%
Antero Midstream Partners LP
5.375% due 06/15/2029	1,500	1,327
5.750% due 03/01/2027	500	463
Atlantica Sustainable Infrastructure PLC 4.125% due 06/15/2028	75	63
Blue Racer Midstream LLC 6.625% due 07/15/2026	1,000	936
Calpine Corp.
3.750% due 03/01/2031	750	588
4.500% due 02/15/2028	1,000	883
4.625% due 02/01/2029	250	204
5.000% due 02/01/2031	375	299
5.125% due 03/15/2028	1,250	1,076
Clearway Energy Operating LLC
3.750% due 02/15/2031	500	398
3.750% due 01/15/2032	1,000	777
4.750% due 03/15/2028	500	446
Comstock Resources, Inc. 6.750% due 03/01/2029	1,000	925
Crestwood Midstream Partners LP
5.625% due 05/01/2027	1,000	907
6.000% due 02/01/2029	250	224
CrownRock LP
5.000% due 05/01/2029	500	442
5.625% due 10/15/2025	2,350	2,254
Embarq Corp. 7.995% due 06/01/2036	1,000	502
Endeavor Energy Resources LP 5.750% due 01/30/2028	2,000	1,907
Genesis Energy LP
6.500% due 10/01/2025	1,000	905
8.000% due 01/15/2027	750	659
Lumen Technologies, Inc. 4.000% due 02/15/2027	500	421
NRG Energy, Inc.
3.625% due 02/15/2031	1,000	782
5.250% due 06/15/2029	1,000	877
NSG Holdings LLC 7.750% due 12/15/2025	533	516
Sprint Capital Corp. 8.750% due 03/15/2032	2,000	2,322
Sprint Corp.
7.125% due 06/15/2024	2,000	2,033
7.625% due 02/15/2025	2,000	2,054
7.625% due 03/01/2026	1,000	1,036
7.875% due 09/15/2023	3,000	3,036
Tallgrass Energy Partners LP
5.500% due 01/15/2028	500	428
6.000% due 12/31/2030	500	426
Telecom Italia Capital SA 6.375% due 11/15/2033	1,000	780
Telecom Italia SpA 5.303% due 05/30/2024	1,000	946
TerraForm Power Operating LLC
4.750% due 01/15/2030	500	426
5.000% due 01/31/2028	1,000	882
Vistra Operations Co. LLC
5.000% due 07/31/2027	1,000	906
5.500% due 09/01/2026	1,000	929
5.625% due 02/15/2027	2,000	1,877
Vodafone Group PLC 5.125% due 06/04/2081 •	1,000	678

		37,540

Total Corporate Bonds & Notes (Cost $556,803)		475,418

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Bear Stearns ALT-A Trust 3.532% due 11/25/2036 ^~	257	133
Countrywide Alternative Loan Trust 3.453% due 05/20/2046 ^•	39	33
Countrywide Home Loan Mortgage Pass-Through Trust
3.124% due 05/20/2036 ^~	116	109
3.724% due 03/25/2035 ~	17	14

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2022 (Unaudited)

GSR Mortgage Loan Trust 4.110% due 04/25/2035 ~	1	1
IndyMac IMSC Mortgage Loan Trust 6.000% due 07/25/2037 ^	199	152
WaMu Mortgage Pass-Through Certificates Trust 2.739% due 12/25/2036 ^~	131	117
Washington Mutual Mortgage Pass-Through Certificates Trust 2.074% due 05/25/2046 ^•	12	10

Total Non-Agency Mortgage-Backed Securities (Cost $501)		569

ASSET-BACKED SECURITIES 0.0%
Credit-Based Asset Servicing & Securitization Trust 3.154% due 01/25/2037 ^•	66	24

Total Asset-Backed Securities (Cost $50)		24

SHORT-TERM INSTRUMENTS 3.1%
REPURCHASE AGREEMENTS (g) 0.0%		139

U.S. TREASURY BILLS 3.1%
2.388% due 10/20/2022 - 10/27/2022 (b)(c)	17,200	17,175

Total Short-Term Instruments (Cost $17,316)		17,314

Total Investments in Securities (Cost $590,742)		507,370

	SHARES
INVESTMENTS IN AFFILIATES 6.5%
SHORT-TERM INSTRUMENTS 6.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.5%
PIMCO Short-Term Floating NAV Portfolio III	3,730,930	36,224

Total Short-Term Instruments (Cost $36,222)		36,224

Total Investments in Affiliates (Cost $36,222)		36,224

Total Investments 97.6% (Cost $626,964)		$543,594
Financial Derivative Instruments (h)(i) 0.0%(Cost or Premiums, net $(234))		108
Other Assets and Liabilities, net 2.4%		13,045

Net Assets 100.0%		$556,747

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	3.729%	01/14/2032	06/09/2022	$1,644	$1,349	0.24%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$139	U.S. Treasury Notes 4.125% due 09/30/2027	$(142)	$139	$139

Total Repurchase Agreements	$(142)	$139	$139

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BRC	(0.500)%	09/22/2022	TBD(3)	EUR	(588)	$(576)

Total Reverse Repurchase Agreements	$(576)

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(4,532) at a weighted average interest rate of (0.060%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Ultra December Futures	12/2022	176	$20,853	$(859)	$10	$(55)

Total Futures Contracts	$(859)	$10	$(55)

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(5)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Ford Motor Co.	5.000%	Quarterly	06/20/2027	4.269%	$800	$50	$(26)	$24	$1	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	3.614	750	30	(4)	26	0	0

$80	$(30)	$50	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin(5)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-36 5-Year Index	5.000%	Quarterly	06/20/2026	$3,168	$306	$(301)	$5	$11	$0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	693	54	(56)	(2)	3	0
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027	36,036	183	(934)	(751)	0	(12)
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	19,500	(855)	90	(765)	0	(7)

$(312)	$(1,201)	$(1,513)	$14	$(19)

Total Swap Agreements	$(232)	$(1,231)	$(1,463)	$15	$(19)

Cash of $6,674 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

MBC	10/2022	EUR	9,244	$9,242	$183	$0
10/2022	$584	EUR	588	0	(7)
MYI	10/2022	8,351	8,656	132	0
11/2022	EUR	8,656	$8,369	0	(132)

Total Forward Foreign Currency Contracts	$315	$(139)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	03/20/2023	$1,400	$(2)	$(18)	$0	$(20)

Total Swap Agreements	$(2)	$(18)	$0	$(20)

(1)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2022 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$12,171	$1,874	$14,045
Corporate Bonds & Notes
Banking & Finance	0	57,253	0	57,253
Industrials	0	380,625	0	380,625
Utilities	0	37,540	0	37,540
Non-Agency Mortgage-Backed Securities	0	569	0	569
Asset-Backed Securities	0	24	0	24
Short-Term Instruments
Repurchase Agreements	0	139	0	139
U.S. Treasury Bills	0	17,175	0	17,175

	$0	$505,496	$1,874	$507,370
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$36,224	$0	$0	$36,224

Total Investments	$36,224	$505,496	$1,874	$543,594

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	25	0	25
Over the counter	0	315	0	315

	$0	$340	$0	$340
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(74)	0	(74)
Over the counter	0	(159)	0	(159)

	$0	$(233)	$0	$(233)

Total Financial Derivative Instruments	$0	$107	$0	$107

Totals	$36,224	$505,603	$1,874	$543,701

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio's shares is based on the Portfolio's net asset value (“NAV”). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for The Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using such data reflecting the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Sources or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Frequent or Excessive Purchases, Exchanges and Redemptions" section in the Portfolio's prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2022 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$39,718	$115,733	$(119,196)	$(535)	$504	$36,224	$332	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC
BRC	Barclays Bank PLC	MBC	HSBC Bank Plc

Currency Abbreviations:
EUR	Euro	USD (or $)	United States Dollar

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR	LIBOR06M	6 Month USD-LIBOR
LIBOR01M	1 Month USD-LIBOR

Other Abbreviations:
ALT	Alternate Loan Trust	PIK	Payment-in-Kind	TBD	To-Be-Determined
DAC	Designated Activity Company	TBA	To-Be-Announced	TBD%	Interest rate to be determined when loan settles or at the time of funding
LIBOR	London Interbank Offered Rate

Schedule of Investments PIMCO Income Portfolio	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 115.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 6.4%
Avolon TLB Borrower 1 (U.S.) LLC
4.514% (LIBOR01M + 1.500%) due 02/12/2027 ~		$29	$28
4.764% (LIBOR01M + 1.750%) due 01/15/2025 ~		63	62
Axalta Coating Systems US Holdings Inc. 5.424% (LIBOR03M + 1.750%) due 06/01/2024 ~		8	8
Caesars Resort Collection LLC
5.865% (LIBOR01M + 2.750%) due 12/23/2024 ~		3,372	3,300
6.615% (LIBOR01M + 3.500%) due 07/21/2025 ~		620	612
Carnival Corp.
5.877% (LIBOR06M + 3.000%) due 06/30/2025 ~		978	894
6.127% (LIBOR06M + 3.250%) due 10/18/2028 ~		368	325
Cengage Learning, Inc. 7.814% (LIBOR03M + 4.750%) due 07/14/2026 ~		1,018	924
Envision Healthcare Corp.
TBD% due 04/29/2027 µ		62	61
10.602% due 04/29/2027		338	333
14.077% due 04/28/2028		768	714
Galderma 7.424% (LIBOR03M + 3.750%) due 10/01/2026 ~		122	114
Hilton Worldwide Finance LLC 4.834% (LIBOR01M + 1.750%) due 06/22/2026 ~		1,104	1,069
Ineos Finance PLC 2.685% (EUR001M + 2.000%) due 04/01/2024 ~	EUR	1,872	1,776
Intelsat Jackson Holdings SA 7.445% due 02/01/2029		$562	529
Lealand Finance Co. BV 6.115% (LIBOR01M + 3.000%) due 06/28/2024 ~		6	4
Lealand Finance Co. BV (4.115% Cash and 3.000% PIK) 7.115% (LIBOR01M + 1.000%) due 06/30/2025 ~(a)		14	7
Petco Health and Wellness Company, Inc. 6.924% (LIBOR03M + 3.250%) due 03/03/2028 ~		1,745	1,652
Poseidon Bidco TBD% due 07/14/2028 «	EUR	2,400	2,235
Press Ganey (Azalea Topco) 6.615% (LIBOR01M + 3.500%) due 07/24/2026 ~		$16	14
PUG LLC 6.615% (LIBOR01M + 3.500%) due 02/12/2027 «~		19	17
Sequa Mezzanine Holdings LLC 9.760% (LIBOR03M + 6.750%) due 11/28/2023 ~		642	641
SkyMiles IP Ltd. 6.460% (LIBOR03M + 3.750%) due 10/20/2027 ~		2,064	2,075
Softbank Vision Fund 5.000% due 12/21/2025 «		2,349	2,343
Sotera Health Holdings LLC 5.865% (LIBOR01M + 2.750%) due 12/11/2026 ~		76	68
SS&C European Holdings SARL 4.865% (LIBOR01M + 1.750%) due 04/16/2025 ~		58	57
SS&C Technologies, Inc. 4.865% (LIBOR01M + 1.750%) due 04/16/2025 ~		77	74
Syniverse Holdings, Inc. 10.553% due 05/13/2027		940	814
TransDigm, Inc.
5.924% (LIBOR03M + 2.250%) due 08/22/2024 ~		748	731
5.924% (LIBOR03M + 2.250%) due 05/30/2025 ~		2,817	2,710
5.924% (LIBOR03M + 2.250%) due 12/09/2025 ~		748	719
Uber Technologies, Inc. 6.570% (LIBOR03M + 3.500%) due 02/25/2027 ~		3,959	3,872
Univision Communications, Inc. 5.865% (LIBOR01M + 2.750%) due 03/15/2024 ~		31	30
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (a)		23	15
Windstream Services LLC 9.365% (LIBOR01M + 6.250%) due 09/21/2027 «~		14	12

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2022 (Unaudited)

WM Morrison Supermarkets PLC 5.071% (EUR002M + 4.750%) due 07/31/2028 ~	EUR	1,545	1,348

Total Loan Participations and Assignments (Cost $31,610)			30,187

CORPORATE BONDS & NOTES 21.2%
BANKING & FINANCE 8.2%
Ally Financial, Inc. 8.000% due 11/01/2031		$1	1
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		2,028	1,589
Banca Monte dei Paschi di Siena SpA 1.875% due 01/09/2026	EUR	1,515	1,205
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	400	93
Barclays PLC
6.125% due 12/15/2025 •(g)(h)		$1,000	844
7.125% due 06/15/2025 •(g)(h)	GBP	200	194
7.250% due 03/15/2023 •(g)(h)		400	430
7.750% due 09/15/2023 •(g)(h)		$1,600	1,482
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		560	177
5.125% due 01/17/2025		600	201
Credit Suisse Group AG
6.373% due 07/15/2026 •		250	242
6.442% due 08/11/2028 •		300	279
6.537% due 08/12/2033 •		500	450
7.500% due 07/17/2023 •(g)(h)		1,500	1,290
7.500% due 12/11/2023 •(g)(h)		1,345	1,240
EPR Properties
4.750% due 12/15/2026		5	4
4.950% due 04/15/2028		10	9
Erste Group Bank AG 6.500% due 04/15/2024 •(g)(h)	EUR	2,000	1,822
Ford Motor Credit Co. LLC
1.744% due 07/19/2024		100	91
2.700% due 08/10/2026		$3,500	2,907
3.350% due 11/01/2022		2,959	2,959
3.550% due 10/07/2022		200	200
5.584% due 03/18/2024		1,127	1,106
GLP Capital LP
4.000% due 01/15/2031		1,685	1,380
5.250% due 06/01/2025		15	14
5.300% due 01/15/2029		66	60
HSBC Holdings PLC
2.848% due 06/04/2031 •		1,640	1,258
3.973% due 05/22/2030 •		200	169
Huarong Finance Co. Ltd.
3.375% due 02/24/2030		600	392
4.500% due 05/29/2029		578	409
ING Groep NV 4.875% due 05/16/2029 •(g)(h)		3,750	2,634
Lloyds Banking Group PLC
4.947% due 06/27/2025 •(g)(h)	EUR	849	739
7.500% due 06/27/2024 •(g)(h)		$200	186
7.625% due 06/27/2023 •(g)(h)	GBP	600	683
Morgan Stanley 0.000% due 04/02/2032 þ(i)		$300	169
MPT Operating Partnership LP 0.993% due 10/15/2026	EUR	2,400	1,915
NatWest Group PLC
4.445% due 05/08/2030 •		$400	352
4.892% due 05/18/2029 •		200	182
5.076% due 01/27/2030 •		200	182
8.000% due 08/10/2025 •(g)(h)		1,800	1,683
Navient Corp. 5.500% due 01/25/2023		800	797
Nissan Motor Acceptance Co. LLC 2.000% due 03/09/2026		1,500	1,270
Omega Healthcare Investors, Inc. 3.625% due 10/01/2029		42	34
OneMain Finance Corp. 5.625% due 03/15/2023		1,994	1,987
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		83	83
5.500% due 02/15/2024		6	6
Sitka Holdings LLC 8.174% due 07/06/2026 •		305	292
UniCredit SpA 7.830% due 12/04/2023		1,490	1,503

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2022 (Unaudited)

Uniti Group LP 7.875% due 02/15/2025		1,415	1,383

			38,577

INDUSTRIALS 8.2%
American Airlines Pass-Through Trust
3.350% due 04/15/2031		16	14
4.000% due 01/15/2027		436	374
American Airlines, Inc. 5.500% due 04/20/2026		1,799	1,693
Boeing Co. 6.125% due 02/15/2033		800	767
Bombardier, Inc. 7.500% due 03/15/2025		1,076	1,048
British Airways Pass-Through Trust 4.625% due 12/20/2025		121	118
Broadcom, Inc.
3.419% due 04/15/2033		1,500	1,148
3.469% due 04/15/2034		1,947	1,464
3.500% due 02/15/2041		1,713	1,159
Carvana Co.
5.500% due 04/15/2027		663	363
10.250% due 05/01/2030		2,320	1,553
Cellnex Finance Co. SA 3.875% due 07/07/2041		2,230	1,399
Charter Communications Operating LLC 3.900% due 06/01/2052		1,100	684
Community Health Systems, Inc.
5.625% due 03/15/2027		1,401	1,080
8.000% due 03/15/2026		246	213
Coty, Inc. 3.875% due 04/15/2026	EUR	2,094	1,859
CVS Pass-Through Trust 5.789% due 01/10/2026		$137	137
DISH DBS Corp. 5.750% due 12/01/2028		2,630	1,992
Energy Transfer LP 4.950% due 05/15/2028		9	8
Exela Intermediate LLC 11.500% due 07/15/2026		32	9
Gazprom PJSC Via Gaz Capital SA 2.949% due 01/24/2024	EUR	640	329
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		$2,104	1,794
Las Vegas Sands Corp. 3.500% due 08/18/2026		1,826	1,600
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	900	706
Marriott International, Inc. 4.625% due 06/15/2030		$12	11
Mitchells & Butlers Finance PLC 6.013% due 12/15/2030	GBP	10	11
Netflix, Inc.
3.625% due 06/15/2030	EUR	100	84
3.875% due 11/15/2029		192	166
4.625% due 05/15/2029		100	92
4.875% due 06/15/2030		$100	92
5.375% due 11/15/2029		28	26
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (a)		29	32
Oracle Corp.
3.850% due 04/01/2060		26	16
3.950% due 03/25/2051 (i)		4,028	2,679
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(b)		385	9
5.500% due 04/12/2037 ^(b)		382	9
6.000% due 05/16/2024 ^(b)		141	3
6.000% due 11/15/2026 ^(b)		63	1
9.750% due 05/17/2035 ^(b)		100	2
Petroleos Mexicanos 6.700% due 02/16/2032		3,167	2,227
Prosus NV 2.778% due 01/19/2034	EUR	2,456	1,671
Royal Caribbean Cruises Ltd.
10.875% due 06/01/2023		$189	193
11.500% due 06/01/2025		174	185
Sands China Ltd.
2.800% due 03/08/2027		300	239
5.625% due 08/08/2025		1,412	1,281
5.900% due 08/08/2028		200	169
Topaz Solar Farms LLC
4.875% due 09/30/2039		28	25
5.750% due 09/30/2039		202	187
Transocean, Inc.
7.500% due 01/15/2026		40	30

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2022 (Unaudited)

8.000% due 02/01/2027	65	45
U.S. Renal Care, Inc. 10.625% due 07/15/2027	38	18
United Airlines Pass-Through Trust
4.150% due 10/11/2025	3	3
5.875% due 04/15/2029	2,839	2,743
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (a)	8	8
Viking Cruises Ltd. 13.000% due 05/15/2025	2,536	2,631
Western Midstream Operating LP 3.555% (US0003M + 1.850%) due 01/13/2023 ~	24	24
Wynn Macau Ltd.
5.125% due 12/15/2029	760	496
5.500% due 01/15/2026	2,000	1,520

		38,439

UTILITIES 4.8%
Gazprom PJSC via Gaz Finance PLC 2.950% due 01/27/2029	1,500	742
Jersey Central Power & Light Co. 4.700% due 04/01/2024	3,640	3,585
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	1	1
Pacific Gas & Electric Co.
2.950% due 03/01/2026	221	195
3.000% due 06/15/2028	1,000	826
3.150% due 01/01/2026	2,072	1,864
3.250% due 06/15/2023	829	818
3.250% due 06/01/2031	3,895	2,978
3.300% due 03/15/2027	90	78
3.400% due 08/15/2024	159	151
3.750% due 07/01/2028	415	350
3.750% due 08/15/2042	8	5
4.000% due 12/01/2046	3	2
4.200% due 03/01/2029	1,100	935
4.250% due 03/15/2046	8	5
4.300% due 03/15/2045	2,026	1,349
4.450% due 04/15/2042	5	4
4.500% due 07/01/2040	575	420
4.500% due 12/15/2041	11	8
4.550% due 07/01/2030	1,259	1,080
4.950% due 07/01/2050	656	482
PG&E Wildfire Recovery Funding LLC 4.451% due 12/01/2049	1,250	1,075
Southern California Edison Co. 4.875% due 03/01/2049	5	4
Sprint Corp.
7.625% due 02/15/2025	1,000	1,027
7.625% due 03/01/2026	18	19
7.875% due 09/15/2023	4,319	4,370
Transocean Phoenix 2 Ltd. 7.750% due 10/15/2024	6	6
Transocean Proteus Ltd. 6.250% due 12/01/2024	1	1

		22,380

Total Corporate Bonds & Notes (Cost $123,289)		99,396

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Transocean, Inc. 4.625% due 09/30/2029	83	70

Total Convertible Bonds & Notes (Cost $87)		70

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	40	41
6.725% due 04/01/2035	10	10
7.350% due 07/01/2035	9	10

		61

PUERTO RICO 0.0%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043	43	22

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2022 (Unaudited)

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 0.000% due 07/01/2033 (d)	11	6

		28

Total Municipal Bonds & Notes (Cost $94)		89

U.S. GOVERNMENT AGENCIES 24.4%
Freddie Mac 3.000% due 06/01/2046 - 01/01/2049	2,325	2,059
Ginnie Mae
2.500% due 04/20/2052	488	420
4.143% due 09/20/2066 ~	217	221
Ginnie Mae, TBA
3.500% due 11/01/2052	3,200	2,910
4.000% due 11/01/2052	800	747
4.500% due 10/01/2052 - 11/01/2052	2,300	2,201
Uniform Mortgage-Backed Security
3.000% due 08/01/2027 - 05/01/2036	633	594
3.500% due 07/01/2052	50	45
4.000% due 07/01/2048 - 07/01/2050	2,085	1,966
4.500% due 10/01/2050	1,758	1,698
Uniform Mortgage-Backed Security, TBA
2.500% due 11/01/2051	8,200	6,865
3.000% due 10/01/2052 - 11/01/2052	15,500	13,492
3.500% due 10/01/2052 - 11/01/2052	37,700	33,928
4.000% due 11/01/2052	43,600	40,436
4.500% due 10/01/2052 - 11/01/2052	5,700	5,427
5.000% due 10/01/2052	1,300	1,267

Total U.S. Government Agencies (Cost $119,054)		114,276

U.S. TREASURY OBLIGATIONS 19.3%
U.S. Treasury Bonds
2.875% due 11/15/2046	1,400	1,145
3.000% due 08/15/2048	10	8
3.000% due 02/15/2049	500	427
3.875% due 09/30/2029	6,900	6,870
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2030	1,733	1,527
0.125% due 01/15/2031	114	100
0.125% due 07/15/2031	2,929	2,556
0.125% due 02/15/2051	1,821	1,146
0.250% due 07/15/2029	3,616	3,263
0.250% due 02/15/2050	691	454
0.375% due 01/15/2027	207	194
0.375% due 07/15/2027	61	57
0.625% due 07/15/2032	4,181	3,797
0.750% due 07/15/2028	839	789
0.750% due 02/15/2042	131	106
0.750% due 02/15/2045	755	583
0.875% due 01/15/2029	2,214	2,083
0.875% due 02/15/2047	859	675
1.000% due 02/15/2046	250	203
1.000% due 02/15/2048	841	683
1.000% due 02/15/2049	2,002	1,633
1.375% due 02/15/2044	127	113
U.S. Treasury Notes
1.750% due 05/15/2023 (n)	1,400	1,380
1.875% due 08/31/2024 (n)	1,100	1,052
2.000% due 06/30/2024 (n)	2,300	2,212
2.125% due 02/29/2024 (l)	1,500	1,455
2.125% due 03/31/2024 (n)	84	81
2.125% due 07/31/2024 (n)	1,100	1,059
2.125% due 09/30/2024 (l)	3,200	3,072
2.125% due 11/30/2024	300	287
2.250% due 12/31/2023	7,630	7,444
2.250% due 01/31/2024 (n)	370	360
2.250% due 10/31/2024	6,600	6,339
2.250% due 11/15/2024	3,347	3,211
2.375% due 02/29/2024	100	97
2.375% due 08/15/2024	100	97
2.375% due 03/31/2029	14,300	12,952
2.500% due 05/15/2024	4,000	3,886
2.500% due 01/31/2025 (n)	13,800	13,261
2.625% due 01/31/2026	3,500	3,327
2.625% due 02/15/2029	450	415

Total U.S. Treasury Obligations (Cost $98,756)		90,399

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.9%
American Home Mortgage Investment Trust 7.100% due 06/25/2036 þ	6,155	1,127
Bear Stearns ALT-A Trust 3.404% due 06/25/2046 ^•	3,753	3,238

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2022 (Unaudited)

BX Trust 4.588% due 05/15/2030 •		3,365	3,179
Chase Mortgage Finance Trust 2.885% due 12/25/2035 ^~		337	311
CitiMortgage Alternative Loan Trust 6.000% due 03/25/2037 ~		1,531	1,340
Countrywide Alternative Loan Trust 3.404% due 11/25/2036 ~		5,068	4,300
Credit Suisse Mortgage Capital Certificates 2.759% due 11/30/2037 ~		7,740	7,082
Eurosail PLC 3.176% due 06/13/2045 •	GBP	1,030	1,141
Extended Stay America Trust 3.898% due 07/15/2038 •		$4,969	4,821
Finsbury Square PLC 3.133% due 12/16/2069 •	GBP	1,457	1,623
Grifonas Finance PLC 1.264% due 08/28/2039 •	EUR	759	691
HarborView Mortgage Loan Trust 3.473% due 03/19/2036 ^•		$44	39
Hilton Orlando Trust 4.268% due 12/15/2034 •		1,400	1,336
Legacy Mortgage Asset Trust 4.243% due 01/28/2070 •		773	772
LUXE Commercial Mortgage Trust
4.568% due 10/15/2038 •		5,081	4,814
4.868% due 11/15/2038 •		2,600	2,420
MASTR Adjustable Rate Mortgages Trust 4.184% due 09/25/2037 •		11,500	5,510
Morgan Stanley Capital Trust
5.195% due 12/15/2023 •		2,645	2,548
5.894% due 12/15/2023 •		1,682	1,592
OBX Trust 3.934% due 04/25/2048 ~		118	116
Precise Mortgage Funding PLC 2.901% due 03/12/2055 •	GBP	1,481	1,648
RBSSP Resecuritization Trust 3.342% due 12/26/2036 ~		$420	404
SFO Commercial Mortgage Trust 5.718% due 05/15/2038 •		2,400	2,231
Stratton Mortgage Funding PLC 4.601% due 03/12/2052 •	GBP	1,200	1,308
WaMu Mortgage Pass-Through Certificates Trust 2.333% due 03/25/2033 ~		$36	35
Washington Mutual Mortgage Pass-Through Certificates Trust 1.954% due 10/25/2046 ~		2,190	1,905

Total Non-Agency Mortgage-Backed Securities (Cost $60,651)			55,531

ASSET-BACKED SECURITIES 27.3%
Aegis Asset-Backed Securities Trust 3.254% due 01/25/2037 •		3,623	2,859
ALESCO Preferred Funding Ltd. 4.084% due 12/23/2034 •		192	191
Ameriquest Mortgage Securities Trust 3.594% due 04/25/2036 •		529	527
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 4.179% due 09/25/2034 •		1,815	1,709
Argent Securities Trust 3.564% due 07/25/2036 •		14,447	4,300
Asset-Backed Funding Certificates Trust 3.364% due 11/25/2036 •		4,067	2,461
Asset-Backed Securities Corp. Home Equity Loan Trust 4.059% due 06/25/2035 ~		11,000	9,956
Bear Stearns Asset-Backed Securities Trust
3.819% due 09/25/2035 ~		615	613
4.959% due 12/25/2034 ~		7,613	7,235
Citigroup Mortgage Loan Trust
3.244% due 12/25/2036 •		1,395	788
3.344% due 03/25/2037 •		19	18
3.604% due 03/25/2036 •		2,152	1,995
3.774% due 10/25/2035 ^•		500	457
3.819% due 09/25/2035 ^~		1,269	1,259
Countrywide Asset-Backed Certificates Trust
3.224% due 05/25/2037 ^~		1,154	1,050
3.224% due 04/25/2047 •		1,289	1,222
3.224% due 06/25/2047 •		988	917
3.304% due 05/25/2037 •		1,621	1,543
3.304% due 06/25/2037 •		1,057	1,019
3.304% due 06/25/2047 ~		619	595
3.519% due 01/25/2045 ^•		1,023	914
3.879% due 05/25/2036 •		9,800	9,257
EFS Volunteer LLC 3.633% due 10/25/2035 •		385	383
First Franklin Mortgage Loan Trust 3.204% due 12/25/2036 ~		481	445

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2022 (Unaudited)

GSAMP Trust
3.729% due 11/25/2035 ^~		2,537	2,209
3.984% due 11/25/2035 •		1,827	1,745
Home Equity Mortgage Loan Asset-Backed Trust 3.684% due 03/25/2036 ~		4,447	4,039
HSI Asset Securitization Corp. Trust
3.224% due 01/25/2037 •		2,677	2,109
3.304% due 12/25/2036 •		1,004	281
IXIS Real Estate Capital Trust 3.384% due 01/25/2037 ~		3,557	1,413
LCCM Trust 4.268% due 11/15/2038 •		4,000	3,823
LendingClub Receivables Trust 3.750% due 12/15/2045		1,733	1,725
Long Beach Mortgage Loan Trust 3.234% due 11/25/2036 ~		473	335
MASTR Asset-Backed Securities Trust 3.254% due 10/25/2036 ~		62	62
Merrill Lynch Mortgage Investors Trust 3.224% due 04/25/2047 •		4,984	2,292
Morgan Stanley ABS Capital, Inc. Trust
3.154% due 10/25/2036 •		2,121	1,179
3.164% due 11/25/2036 •		4,342	2,703
3.624% due 12/25/2034 ~		514	460
3.624% due 03/25/2036 •		962	932
3.684% due 12/25/2034 ~		754	645
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 3.234% due 07/25/2036 ~		567	516
NovaStar Mortgage Funding Trust 3.624% due 05/25/2036 ~		4,200	3,897
Option One Mortgage Loan Trust
3.304% due 04/25/2037 ~		1,281	936
3.624% due 01/25/2036 •		5,000	4,546
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 4.134% due 09/25/2034 •		1,256	1,227
PRET LLC 1.868% due 07/25/2051 þ		4,379	3,918
RAAC Trust 3.774% due 11/25/2036 ~		108	107
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ		4,633	1,735
Residential Asset Mortgage Products Trust 4.209% due 06/25/2035 •		2,600	2,463
Residential Asset Securities Corp. Trust
3.424% due 05/25/2037 •		291	288
3.684% due 02/25/2036 ~		449	438
3.789% due 10/25/2035 ~		1,000	816
Saxon Asset Securities Trust
4.059% due 12/26/2034 •		629	584
4.834% due 12/25/2037 •		956	914
SLM Private Credit Student Loan Trust 3.623% due 06/15/2039 •		2,676	2,550
SMB Private Education Loan Trust 3.735% due 02/16/2055 ~		4,753	4,688
Soundview Home Loan Trust
3.489% due 12/25/2036 ~		1,900	1,828
3.834% due 01/25/2035 ~		5,287	4,839
4.059% due 11/25/2035 •		1,988	1,905
Structured Asset Securities Corp. 3.789% due 02/25/2035 •		1,065	1,029
Structured Asset Securities Corp. Mortgage Loan Trust
3.219% due 07/25/2036 •		315	310
3.609% due 07/25/2036 ~		1,150	1,070
3.684% due 01/25/2037 ~		3,400	2,711
4.084% due 04/25/2031 •		4,114	3,954
Symphony CLO Ltd. 3.433% due 07/14/2026 •		118	117
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		3,282	3,105

Total Asset-Backed Securities (Cost $131,011)			128,156

SOVEREIGN ISSUES 3.3%
Argentina Government International Bond
0.500% due 07/09/2030 þ		1,437	261
1.000% due 07/09/2029		125	24
1.400% due 03/25/2023	ARS	106,616	391
1.500% due 07/09/2035 þ		$1,606	298
3.500% due 07/09/2041 þ		5,071	1,093
3.875% due 01/09/2038 þ		82	19
15.500% due 10/17/2026	ARS	9,026	8
47.331% (BADLARPP) due 10/04/2022 ~		26	0
Autonomous City of Buenos Aires
69.817% (BADLARPP + 3.750%) due 02/22/2028 ~		6,357	22
72.040% (BADLARPP + 3.250%) due 03/29/2024 ~		12,737	46

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2022 (Unaudited)

Peru Government International Bond
5.350% due 08/12/2040	PEN	17	3
5.400% due 08/12/2034		71	13
5.940% due 02/12/2029		1,329	293
6.150% due 08/12/2032		630	131
6.350% due 08/12/2028		1,366	314
6.950% due 08/12/2031		20	5
8.200% due 08/12/2026		1,289	336
Provincia de Buenos Aires 62.098% due 04/12/2025	ARS	1,788	6
Romania Government International Bond 3.750% due 02/07/2034	EUR	2,460	1,672
Russia Government International Bond
0.000% due 04/24/2024 (b)	RUB	80,100	439
4.250% due 06/23/2027 ^(b)		$600	300
4.750% due 05/27/2026 ^(b)		1,000	500
5.100% due 03/28/2035 ^(b)		400	174
5.250% due 06/23/2047 ^(b)		1,600	800
5.625% due 04/04/2042 ^(b)		2,000	1,100
7.150% due 11/12/2025 (b)	RUB	88,624	486
7.500% due 03/31/2030 ^(b)		$53	39
7.950% due 10/07/2026 (b)	RUB	34,532	189
12.750% due 06/24/2028 ^(b)		$192	126
South Africa Government International Bond
8.000% due 01/31/2030	ZAR	2,100	99
8.250% due 03/31/2032		2,400	109
8.750% due 02/28/2048		1,200	50
8.875% due 02/28/2035		1,700	77
10.500% due 12/21/2026		75,100	4,297
Turkey Government International Bond
4.250% due 03/13/2025		$800	707
5.250% due 03/13/2030		600	431
7.625% due 04/26/2029		700	598
Venezuela Government International Bond
7.000% due 03/31/2038 ^(b)		43	3
7.650% due 04/21/2025 ^(b)		105	8
8.250% due 10/13/2024 ^(b)		157	12
9.000% due 05/07/2023 ^(b)		46	3
9.250% due 09/15/2027 ^(b)		143	12
9.250% due 05/07/2028 ^(b)		83	7
11.750% due 10/21/2026 ^(b)		10	1
11.950% due 08/05/2031 ^(b)		300	24

Total Sovereign Issues (Cost $23,589)			15,526

		SHARES
COMMON STOCKS 0.6%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (c)		133,771	184
iHeartMedia, Inc. 'A' (c)		31,404	230
iHeartMedia, Inc. 'B' «(c)		24,427	161

			575

ENERGY 0.1%
Noble Corp. PLC (c)		12,136	359

FINANCIALS 0.2%
Intelsat SA «(c)(i)		28,493	798

INDUSTRIALS 0.2%
Neiman Marcus Group Ltd. LLC «(c)(i)		5,701	1,032
Westmoreland Mining Holdings «(c)(i)		239	1

			1,033

Total Common Stocks (Cost $4,070)			2,765

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(c)		3,126	13

Total Rights (Cost $0)			13

WARRANTS 0.0%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «		398	1

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2022 (Unaudited)

Intelsat Jackson Holdings SA-Exp. 12/05/2025 «		2,969	15

			16

INFORMATION TECHNOLOGY 0.0%
Windstream Holdings LLC - Exp. 9/21/2055 «		1,684	27

Total Warrants (Cost $138)			43

PREFERRED SECURITIES 0.9%
BANKING & FINANCE 0.8%
Nationwide Building Society 10.250% ~		250	33
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(g)		1,669,650	1,505
Wells Fargo & Co. 3.900% due 03/15/2026 •(g)		2,670,000	2,265

			3,803

INDUSTRIALS 0.1%
General Electric Co. 6.623% (US0003M + 3.330%) due 12/15/2022 ~(g)		494,000	465

Total Preferred Securities (Cost $5,681)			4,268

REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
CBL & Associates Properties, Inc.		176	5
Uniti Group, Inc.		1,326	9

Total Real Estate Investment Trusts (Cost $11)			14

SHORT-TERM INSTRUMENTS 0.4%		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (j) 0.3%			1,418

ARGENTINA TREASURY BILLS 0.1%
0.754% due 05/19/2023 (d)(e)(f)	ARS	67,568	244

Total Short-Term Instruments (Cost $1,654)			1,662

Total Investments in Securities (Cost $599,695)			542,395

		SHARES
INVESTMENTS IN AFFILIATES 3.4%
SHORT-TERM INSTRUMENTS 3.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%
PIMCO Short-Term Floating NAV Portfolio III		1,645,479	15,976

Total Short-Term Instruments (Cost $15,973)			15,976

Total Investments in Affiliates (Cost $15,973)			15,976

Total Investments 119.1% (Cost $615,668)			$558,371
Financial Derivative Instruments (k)(m) (0.6)%(Cost or Premiums, net $(5,575))			(2,970)
Other Assets and Liabilities, net (18.5)%			(86,626)

Net Assets 100.0%			$468,775

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
µ					All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Payment in-kind security.
(b)					Security is not accruing income as of the date of this report.
(c)					Security did not produce income within the last twelve months.
(d)					Zero coupon security.
(e)					Coupon represents a yield to maturity.
(f)					Principal amount of security is adjusted for inflation.
(g)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)					Contingent convertible security.
(i)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Intelsat SA					06/19/2017 – 02/23/2022		$2,094	$798	0.17%
Morgan Stanley 0.000% due 04/02/2032					02/11/2020		261	169	0.04
Neiman Marcus Group Ltd. LLC					09/25/2020		183	1,032	0.22
Oracle Corp. 3.950% due 03/25/2051					03/22/2021		4,021	2,679	0.57
Westmoreland Mining Holdings					03/26/2019		1	1	0.00

							$6,560	$4,679	1.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$1,418	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023		$(1,446)	$1,418	$1,418

Total Repurchase Agreements							$(1,446)	$1,418	$1,418

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.9)%
Ginnie Mae, TBA					2.500%	10/01/2052	$300	$(269)	$(258)
Uniform Mortgage-Backed Security, TBA					2.000	11/01/2052	3,200	(2,649)	(2,592)
Uniform Mortgage-Backed Security, TBA					4.500	10/01/2052	1,500	(1,451)	(1,429)

Total Short Sales (0.9)%								$(4,369)	$(4,279)

(1)					Includes accrued interest.
(k)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2022 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	10	$25	$(9)	$(29)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	10	25	(8)	(3)
Put - CME 90-Day Eurodollar December 2022 Futures	97.500	12/19/2022	20	50	(15)	(111)
Call - CME 90-Day Eurodollar December 2022 Futures	98.500	12/19/2022	20	50	(9)	0

Total Written Options	$(41)	$(143)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note December Futures	12/2022	17	$1,828	$(72)	$0	$(5)
U.S. Treasury 10-Year Note December Futures	12/2022	349	39,110	(1,838)	0	(136)

$(1,910)	$0	$(141)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	19	$(4,549)	$74	$2	$0
3-Month SOFR Active Contract December Futures	03/2025	11	(2,649)	40	2	0
3-Month SOFR Active Contract December Futures	03/2026	11	(2,653)	38	2	0
3-Month SOFR Active Contract June Futures	09/2024	13	(3,123)	49	2	0
3-Month SOFR Active Contract June Futures	09/2025	10	(2,410)	35	2	0
3-Month SOFR Active Contract March Futures	06/2024	17	(4,077)	65	2	0
3-Month SOFR Active Contract March Futures	06/2025	9	(2,169)	32	2	0
3-Month SOFR Active Contract March Futures	06/2026	10	(2,411)	34	2	0
3-Month SOFR Active Contract September Futures	12/2024	12	(2,886)	44	2	0
3-Month SOFR Active Contract September Futures	12/2025	9	(2,170)	31	2	0
Australia Government 10-Year Bond December Futures	12/2022	34	(2,547)	47	0	(42)
Japan Government 10-Year Bond December Futures	12/2022	1	(1,025)	2	0	(2)
U.S. Treasury 2-Year Note December Futures	12/2022	9	(1,849)	30	1	0
U.S. Treasury 10-Year Ultra December Futures	12/2022	29	(3,436)	219	15	0
U.S. Treasury 30-Year Bond December Futures	12/2022	55	(6,952)	530	36	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	51	(6,987)	670	83	0
United Kingdom Long Gilt December Futures	12/2022	34	(3,660)	511	29	0

$2,451	$184	$(44)

Total Futures Contracts	$541	$184	$(185)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(5)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Airbus Finance BV	1.000%	Quarterly	06/20/2026	1.398%	EUR	1,800	$50	$(74)	$(24)	$0	$(1)
AT&T, Inc.	1.000	Quarterly	12/20/2025	1.241	$900	11	(17)	(6)	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2026	1.284	1,800	27	(44)	(17)	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	1.957	1,000	(6)	(29)	(35)	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	3.950	200	9	(2)	7	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	4.275	400	21	(9)	12	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	1.259	2,600	10	(32)	(22)	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	2.308	900	167	(76)	91	2	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	4.185	EUR	300	(32)	5	(27)	0	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2022 (Unaudited)

Rolls-Royce PLC	1.000	Quarterly	06/20/2026	4.521	100	(8)	(3)	(11)	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	4.774	300	(16)	(23)	(39)	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	4.983	200	(15)	(15)	(30)	0	0

$218	$(319)	$(101)	$4	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin(5)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$680	$(8)	$8	$0	$1	$0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	1,445	(34)	16	(18)	1	0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024	430	(11)	3	(8)	0	(1)
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024	340	(10)	2	(8)	0	0
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025	828	(27)	(38)	(65)	13	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	6,532	(253)	(228)	(481)	103	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	1,700	(142)	(27)	(169)	0	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	2,574	219	(215)	4	9	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	1,089	59	(63)	(4)	4	0
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027	29,799	227	(848)	(621)	0	(10)
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	15,800	(693)	73	(620)	0	(5)
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	9,700	11	(5)	6	1	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	8,200	2	(27)	(25)	1	0
iTraxx Asia Ex-Japan 38 5-Year Index	1.000	Quarterly	12/20/2027	400	(12)	(2)	(14)	1	0
iTraxx Crossover 38 5-Year Index	5.000	Quarterly	12/20/2027	EUR	1,000	(35)	(15)	(50)	5	0
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025	7,000	173	(177)	(4)	4	0
iTraxx Europe Main 37 5-Year Index	1.000	Quarterly	06/20/2027	12,000	83	(217)	(134)	11	0
iTraxx Europe Main 38 5-Year Index	1.000	Quarterly	12/20/2027	1,100	(12)	(5)	(17)	1	0

$(463)	$(1,765)	$(2,228)	$155	$(16)

INTEREST RATE SWAPS
Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	2.000%	Annual	03/15/2033	GBP	4,100	$785	$57	$842	$36	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	03/16/2042	500	19	236	255	3	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.060	Annual	02/21/2052	100	(1)	(49)	(50)	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.101	Annual	02/21/2052	100	(1)	(48)	(49)	0	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053	3,600	1,101	5	1,106	2	(9)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	180,000	0	(4)	(4)	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028	430,000	9	65	74	0	(5)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029	4,351,000	210	614	824	0	(57)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032	790,000	9	59	68	0	(19)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042	420,000	123	123	246	0	(16)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042	50,000	0	16	16	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	$20,400	(1)	301	300	15	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	10,200	1	154	155	7	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026	8,000	102	215	317	13	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	5,700	1	153	154	9	0
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027	700	(1)	(62)	(63)	0	(2)

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2022 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027		1,200	(3)	(88)	(91)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		2,630	88	239	327	9	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027		1,790	0	110	110	6	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027		5,100	(37)	(135)	(172)	0	(172)
Pay(6)	1-Day USD-SOFR Compounded-OIS	2.955	Annual	10/04/2027		1,100	(8)	(34)	(42)	0	(42)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		3,290	137	395	532	12	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		1,400	88	138	226	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		1,866	115	100	215	7	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		600	25	36	61	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032		700	(3)	(96)	(99)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032		2,400	(12)	(318)	(330)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032		1,200	(6)	(154)	(160)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032		300	3	25	28	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		2,170	(188)	(225)	(413)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		1,980	75	301	376	7	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,108	175	137	312	7	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		4,010	(173)	(419)	(592)	0	(14)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		930	98	21	119	3	0
Pay	1-Year BRL-CDI	5.830	Maturity	01/02/2023	BRL	3,800	37	(49)	(12)	0	0
Pay	1-Year BRL-CDI	5.836	Maturity	01/02/2023		3,400	33	(44)	(11)	0	0
Pay	1-Year BRL-CDI	5.855	Maturity	01/02/2023		1,100	11	(14)	(3)	0	0
Pay	1-Year BRL-CDI	6.170	Maturity	01/02/2023		43,200	(8)	(384)	(392)	0	(1)
Receive	1-Year BRL-CDI	12.670	Maturity	01/02/2023		2,000	0	1	1	0	0
Receive	1-Year BRL-CDI	12.690	Maturity	01/02/2023		1,300	0	1	1	0	0
Receive	1-Year BRL-CDI	12.740	Maturity	01/02/2023		3,500	0	2	2	0	0
Receive	1-Year BRL-CDI	12.750	Maturity	01/02/2023		1,700	0	1	1	0	0
Receive	1-Year BRL-CDI	12.760	Maturity	01/02/2023		3,400	0	2	2	0	0
Receive	1-Year BRL-CDI	12.900	Maturity	01/02/2023		7,100	0	2	2	0	0
Receive	1-Year BRL-CDI	12.930	Maturity	01/02/2023		900	0	0	0	0	0
Receive	1-Year BRL-CDI	12.939	Maturity	01/02/2023		3,500	0	1	1	0	0
Receive	1-Year BRL-CDI	12.946	Maturity	01/02/2023		8,900	0	2	2	0	0
Receive	1-Year BRL-CDI	12.960	Maturity	01/02/2023		7,100	0	1	1	0	0
Receive	1-Year BRL-CDI	12.970	Maturity	01/02/2023		11,700	0	2	2	0	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025		700	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025		400	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		600	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025		1,500	0	1	1	1	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025		2,500	0	3	3	1	0
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025		1,200	0	2	2	0	0
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025		1,200	0	2	2	0	0
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025		2,500	0	3	3	1	0
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027		800	0	(1)	(1)	1	0
Pay	1-Year BRL-CDI	11.245	Maturity	01/04/2027		400	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		400	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.700	Maturity	01/04/2027		200	0	0	0	0	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		900	0	1	1	1	0
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		2,200	0	4	4	1	0
Pay(6)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		$18,000	(334)	(258)	(592)	0	(5)
Pay	3-Month USD-LIBOR	1.088	Semi-Annual	02/03/2024		1,700	(3)	(78)	(81)	0	(1)
Pay(6)	3-Month USD-LIBOR	1.700	Semi-Annual	03/06/2024		2,500	(3)	(69)	(72)	0	(1)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		17,500	(1,817)	2,135	318	15	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		2,400	(227)	312	85	3	0
Receive	3-Month USD-LIBOR	1.300	Semi-Annual	03/16/2025		1,700	(75)	199	124	3	0
Receive	3-Month USD-LIBOR	1.300	Semi-Annual	03/18/2025		1,700	(75)	199	124	3	0
Receive	3-Month USD-LIBOR	0.940	Semi-Annual	06/08/2026		1,100	0	121	121	3	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		8,200	126	915	1,041	22	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		11,200	(1,680)	2,067	387	30	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		12,400	151	(1,507)	(1,356)	0	(37)
Receive	3-Month USD-LIBOR	1.740	Semi-Annual	12/16/2026		400	(32)	68	36	1	0
Pay	3-Month USD-LIBOR	1.570	Semi-Annual	01/11/2027		900	(2)	(91)	(93)	0	(3)
Pay	3-Month USD-LIBOR	1.425	Semi-Annual	01/18/2027		1,000	(3)	(107)	(110)	0	(3)
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	01/20/2027		3,500	0	394	394	10	0
Pay	3-Month USD-LIBOR	1.418	Semi-Annual	01/20/2027		500	(1)	(54)	(55)	0	(1)
Pay	3-Month USD-LIBOR	1.550	Semi-Annual	01/20/2027		15,500	(54)	(1,565)	(1,619)	0	(43)
Pay	3-Month USD-LIBOR	1.580	Semi-Annual	02/16/2027		1,100	(3)	(111)	(114)	0	(3)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	02/17/2027		2,600	0	284	284	8	0
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	02/17/2027		10,200	(38)	(970)	(1,008)	0	(30)
Receive	3-Month USD-LIBOR	1.235	Semi-Annual	05/12/2028		400	(1)	57	56	1	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2022 (Unaudited)

Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		3,213	(177)	(401)	(578)	0	(12)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		1,300	(170)	282	112	5	0
Pay	3-Month USD-LIBOR	1.265	Semi-Annual	09/28/2028		800	(2)	(115)	(117)	0	(3)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		3,066	73	(484)	(411)	0	(12)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	01/12/2029		578	0	81	81	2	0
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	01/12/2029		2,100	(8)	(263)	(271)	0	(8)
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	01/20/2029		300	(1)	(41)	(42)	0	(1)
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/26/2029		500	(1)	(66)	(67)	0	(2)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029		800	(98)	192	94	3	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		800	(62)	182	120	3	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030		2,800	(282)	675	393	10	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030		1,600	(199)	399	200	6	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030		800	(100)	200	100	3	0
Receive	3-Month USD-LIBOR	1.430	Semi-Annual	03/17/2030		800	(57)	187	130	3	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		24,800	(1,343)	5,685	4,342	92	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		719	5	140	145	3	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		4,400	334	677	1,011	17	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		6,495	(603)	(891)	(1,494)	0	(23)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	07/16/2031		800	(4)	150	146	3	0
Receive	3-Month USD-LIBOR	1.405	Semi-Annual	09/07/2031		900	(4)	172	168	3	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	10/05/2031		600	(2)	(105)	(107)	0	(2)
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/15/2031		600	(1)	(105)	(106)	0	(2)
Pay	3-Month USD-LIBOR	1.545	Semi-Annual	10/26/2031		400	(1)	(69)	(70)	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		7,000	(163)	1,277	1,114	28	0
Pay	3-Month USD-LIBOR	1.735	Semi-Annual	01/12/2032		400	(1)	(66)	(67)	0	(1)
Pay	3-Month USD-LIBOR	1.655	Semi-Annual	01/24/2032		500	(2)	(85)	(87)	0	(2)
Pay	3-Month USD-LIBOR	1.768	Semi-Annual	02/02/2032		400	(1)	(65)	(66)	0	(2)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	02/18/2032		900	(6)	(126)	(132)	0	(3)
Receive	3-Month USD-LIBOR	1.910	Semi-Annual	10/17/2049		300	(70)	149	79	3	0
Receive	3-Month USD-LIBOR	1.895	Semi-Annual	10/18/2049		300	(69)	149	80	3	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		2,200	(715)	1,159	444	25	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		3,000	(480)	1,440	960	32	0
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		1,200	(272)	602	330	13	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		900	(295)	482	187	10	0
Pay	3-Month USD-LIBOR	1.491	Semi-Annual	01/21/2051		400	(5)	(134)	(139)	0	(4)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		2,000	392	384	776	20	0
Receive	3-Month USD-LIBOR	1.785	Semi-Annual	08/12/2051		500	(7)	154	147	6	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		4,000	78	(1,072)	(994)	0	(45)
Pay	3-Month USD-LIBOR	1.815	Semi-Annual	01/24/2052		100	(1)	(28)	(29)	0	(1)
Pay	3-Month USD-LIBOR	1.867	Semi-Annual	01/26/2052		100	(1)	(27)	(28)	0	(1)
Receive	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	22,200	(117)	119	2	0	(1)
Receive	3-Month ZAR-JIBAR	8.000	Quarterly	03/15/2024		1,300	(9)	9	0	0	0
Receive	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		4,800	(36)	34	(2)	0	0
Pay	3-Month ZAR-JIBAR	4.850	Quarterly	01/07/2026		1,700	0	(10)	(10)	0	0
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	01/11/2026		5,100	(1)	(28)	(29)	0	0
Pay	3-Month ZAR-JIBAR	4.915	Quarterly	02/01/2026		4,000	(1)	(22)	(23)	0	0
Receive	3-Month ZAR-JIBAR	5.970	Quarterly	03/10/2026		200	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		21,600	111	(177)	(66)	1	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	13,870	1,320	(1,765)	(445)	38	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,090	126	(161)	(35)	4	0
Receive	6-Month EUR-EURIBOR	0.453	Annual	12/29/2023	EUR	100	0	4	4	0	0
Receive	6-Month EUR-EURIBOR	0.425	Annual	06/28/2024		100	0	5	5	0	0
Receive	6-Month EUR-EURIBOR	0.395	Annual	12/30/2024		100	0	7	7	0	0
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025		100	0	8	8	0	0
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		100	0	10	10	0	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		1,800	(4)	379	375	0	(5)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		700	(25)	160	135	0	(1)
Pay	6-Month EUR-EURIBOR	2.000	Annual	09/21/2032		5,120	70	(540)	(470)	11	0
Receive(6)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		3,800	396	53	449	0	(7)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		200	(13)	98	85	2	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		400	(63)	214	151	5	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022	MXN	1,800	6	(6)	0	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		3,400	12	(13)	(1)	0	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		42,200	146	(157)	(11)	0	(1)
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023		1,000	3	(3)	0	0	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023		1,700	6	(6)	0	0	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		9,500	31	(35)	(4)	0	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		3,800	13	(15)	(2)	0	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		3,900	14	(16)	(2)	0	0
Pay	28-Day MXN-TIIE	4.470	Lunar	02/27/2023		9,100	0	(12)	(12)	0	0
Pay	28-Day MXN-TIIE	4.520	Lunar	02/27/2023		18,300	0	(23)	(23)	0	0
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023		57,300	2	(74)	(72)	0	(1)
Pay	28-Day MXN-TIIE	4.560	Lunar	02/27/2023		9,000	0	(11)	(11)	0	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2022 (Unaudited)

Pay	28-Day MXN-TIIE	4.565	Lunar	02/27/2023		9,100	0	(11)	(11)	0	0
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023		26,200	0	(33)	(33)	0	(1)
Receive	28-Day MXN-TIIE	8.320	Lunar	03/30/2023		214,050	0	105	105	1	0
Pay	28-Day MXN-TIIE	7.700	Lunar	05/02/2023		2,500	9	(11)	(2)	0	0
Pay	28-Day MXN-TIIE	5.795	Lunar	06/02/2023		2,900	4	(8)	(4)	0	0
Pay	28-Day MXN-TIIE	6.350	Lunar	09/01/2023		900	2	(4)	(2)	0	0
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024		21,700	0	26	26	0	0
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024		9,100	0	11	11	0	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		7,700	0	9	9	0	0
Pay	28-Day MXN-TIIE	5.160	Lunar	06/06/2025		6,100	3	(36)	(33)	0	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		3,000	6	(21)	(15)	0	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		12,400	28	(90)	(62)	1	0
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		3,800	12	(30)	(18)	0	0
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		200	1	(2)	(1)	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		9,000	61	(84)	(23)	1	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		2,900	21	(28)	(7)	0	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		5,200	35	(49)	(14)	0	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		2,600	0	4	4	0	0
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		3,200	0	3	3	0	0
Pay	28-Day MXN-TIIE	5.535	Lunar	05/04/2027		12,100	9	(94)	(85)	1	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		26,500	134	(243)	(109)	2	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		2,900	15	(27)	(12)	0	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		7,300	41	(69)	(28)	1	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		3,300	(25)	34	9	0	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		100	(1)	1	0	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		18,900	(142)	192	50	0	(1)
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		300	(2)	3	1	0	0
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		2,100	(16)	21	5	0	0
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		1,600	7	2	9	0	0
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		6,700	27	9	36	0	(1)
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		1,600	0	2	2	0	0
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		3,900	0	6	6	0	(1)
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		1,500	10	(21)	(11)	0	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		400	(2)	5	3	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		1,500	9	(21)	(12)	0	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		3,100	(31)	46	15	0	0
Receive	UKRPI	4.000	Maturity	09/15/2031	GBP	300	0	(45)	(45)	0	(9)
Receive	UKRPI	4.055	Maturity	09/15/2031		400	2	(60)	(58)	0	(12)
Receive	UKRPI	4.066	Maturity	09/15/2031		700	(9)	(91)	(100)	0	(21)
Receive	UKRPI	4.020	Maturity	10/15/2031		400	(2)	(57)	(59)	0	(12)
Receive	UKRPI	4.140	Maturity	10/15/2031		1,000	(3)	(130)	(133)	0	(29)
Receive	UKRPI	4.400	Maturity	10/15/2031		500	4	(57)	(53)	0	(15)
Receive	UKRPI	4.250	Maturity	11/15/2031		900	(8)	(97)	(105)	0	(26)

							$(3,403)	$11,104	$7,701	$611	$(760)

Total Swap Agreements							$(3,648)	$9,020	$5,372	$770	$(779)

(l)

Securities with an aggregate market value of $3,917 and cash of $8,335 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin asset of $3 and liability of $(3) for closed swap agreements is outstanding at period end.
(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		10/2022		GBP	624		$731		$34		$0
		10/2022		PEN	85		22		1		0
		10/2022			$88		AUD	128	0		(6)
		10/2022			22		PEN	85	0		0
		11/2022			395		IDR	5,868,118	0		(12)
		11/2022			22		PEN	86	0		(1)
		11/2022		ZAR	6,360		$401		50		0
		12/2022			$61		PEN	240	0		(1)
		01/2023		ZAR	4,457		$251		7		0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2022 (Unaudited)

03/2023	TWD	10,128	344	23	0
03/2023	ZAR	2,321	132	5	0
BPS	10/2022	CNH	234	34	1	0
10/2022	EUR	1,175	1,192	41	0
10/2022	GBP	9,208	10,721	440	0
10/2022	PEN	2,422	593	0	(15)
10/2022	$2,732	GBP	2,408	27	(70)
10/2022	4,640	JPY	645,100	0	(183)
10/2022	25	MXN	512	0	0
11/2022	GBP	4,914	$5,489	0	(1)
11/2022	$898	CAD	1,153	0	(64)
11/2022	307	IDR	4,586,268	0	(8)
11/2022	1,235	NOK	11,866	0	(144)
11/2022	55	PEN	215	0	(2)
11/2022	ZAR	7,529	$469	55	0
12/2022	MXN	512	25	0	0
12/2022	$19	PEN	74	0	0
BRC	11/2022	ZAR	2,992	$186	22	0
CBK	10/2022	BRL	36,261	7,048	326	0
10/2022	MXN	2,403	116	0	(3)
10/2022	PEN	4,331	1,116	28	0
10/2022	$6,893	BRL	36,261	0	(171)
10/2022	2,277	GBP	1,997	4	(52)
10/2022	1,700	PEN	6,578	0	(49)
11/2022	PEN	2,400	$619	21	0
11/2022	$15	INR	1,181	0	0
11/2022	212	PEN	840	0	(3)
11/2022	ZAR	9,271	$565	55	0
12/2022	PEN	1,042	269	9	0
12/2022	$4,741	MXN	96,650	1	0
12/2022	853	PEN	3,333	0	(23)
01/2023	6,909	BRL	36,261	0	(326)
02/2023	ZAR	6,930	$419	40	0
04/2023	PEN	61	15	0	0
GLM	10/2022	CNH	764	109	2	0
10/2022	MXN	512	25	0	0
10/2022	PEN	102	26	1	0
10/2022	$26	PEN	102	0	0
10/2022	533	RUB	50,933	326	0
11/2022	ZAR	3,274	$204	24	0
12/2022	PEN	1,547	389	3	0
12/2022	$3,068	MXN	62,497	0	(8)
05/2023	ZAR	4,131	$247	23	0
MBC	10/2022	EUR	18,421	18,417	364	0
10/2022	PEN	78	20	1	0
10/2022	$543	GBP	513	30	0
10/2022	20	PEN	79	0	0
11/2022	GBP	2,258	$2,446	0	(77)
11/2022	$488	JPY	70,400	0	0
03/2023	TWD	17,509	$595	40	0
05/2023	CNH	313	47	2	0
MYI	10/2022	JPY	271,595	1,883	7	0
10/2022	MXN	4,873	239	0	(2)
10/2022	$2,012	AUD	2,894	0	(161)
10/2022	18,906	EUR	19,596	299	0
11/2022	EUR	19,596	$18,945	0	(298)
11/2022	$790	EUR	812	7	0
11/2022	1,436	IDR	21,376,356	0	(42)
11/2022	1,883	JPY	270,868	0	(7)
12/2022	TWD	12,813	$424	21	0
01/2023	$55	ZAR	962	0	(2)
03/2023	TWD	15,962	$542	36	0
RBC	11/2022	$30	PEN	117	0	(1)
SCX	10/2022	218	AUD	314	0	(17)
10/2022	819	CLP	770,608	0	(24)
10/2022	45	PEN	175	0	(1)
11/2022	1,155	CAD	1,484	0	(81)
11/2022	1,637	IDR	24,563,106	0	(36)
11/2022	499	NOK	4,838	0	(54)
12/2022	TWD	23,952	$795	41	0
12/2022	$28	PEN	109	0	(1)
TOR	11/2022	1,441	CAD	1,855	0	(98)

Total Forward Foreign Currency Contracts	$2,417	$(2,044)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900%	11/16/2022	300	$0	$0
BRC	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.900	11/16/2022	320	0	0
Put - OTC iTraxx Europe 37 5-Year Index	Sell	2.000	12/21/2022	300	(1)	(1)
GST	Put - OTC CDX.IG-38 5-Year Index	Sell	1.600	10/19/2022	800	(1)	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2022 (Unaudited)

	Put - OTC CDX.IG-38 5-Year Index		Sell	1.400	11/16/2022	1,400	(2)	(1)
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.500	12/21/2022	1,400	(2)	(2)
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	3.000	03/15/2023	600	(1)	(1)
MYC	Put - OTC CDX.IG-38 5-Year Index		Sell	1.600	12/21/2022	300	(1)	(1)

							$(8)	$(6)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	1,300	$(4)	$(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	1,300	(4)	(11)
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	600	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	600	(2)	(6)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	1,500	(3)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	1,500	(3)	(14)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	300	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	300	(2)	(4)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	700	(5)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	700	(5)	(10)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	1,100	(8)	(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	1,100	(8)	(14)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	46,400	(94)	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.270	11/02/2022	7,800	0	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	38,600	(78)	(1,267)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	800	(5)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	800	(5)	(11)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	600	(4)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	600	(4)	(8)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	600	(4)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	600	(4)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	600	(4)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	600	(4)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	600	(4)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	600	(4)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	600	(4)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	600	(4)	(8)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	600	(4)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	600	(4)	(8)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	600	(4)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	600	(4)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	600	(4)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	600	(4)	(8)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	1,300	(5)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	1,300	(5)	(11)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	1,300	(5)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	1,300	(5)	(11)

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2022 (Unaudited)

	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	1,300	(4)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	1,300	(4)	(11)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	1,300	(10)	(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	1,300	(10)	(18)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	600	(5)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	600	(5)	(8)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/05/2023	1,600	(3)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/05/2023	1,600	(3)	(16)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	2,700	(5)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	2,700	(5)	(28)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/24/2023	1,600	(2)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/24/2023	1,600	(5)	(15)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	1,500	(3)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	1,500	(3)	(14)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/15/2023	1,500	(3)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/15/2023	1,500	(3)	(16)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	700	(5)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	700	(5)	(9)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	1,000	(6)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	1,000	(6)	(13)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	1,000	(6)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	1,000	(6)	(14)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	800	(6)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	800	(6)	(10)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	800	(6)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	800	(6)	(10)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/03/2023	4,800	(9)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/03/2023	4,800	(10)	(49)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/04/2023	2,400	(5)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/04/2023	2,400	(5)	(24)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	2,200	(3)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	2,200	(5)	(23)

							$(481)	$(1,743)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2022		$98.625	10/06/2022		1,200	$(6)	$(71)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 11/01/2052		99.258	11/07/2022		500	(2)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052		98.375	11/07/2022		500	(3)	(17)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052		98.406	11/07/2022		500	(3)	(17)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052		100.375	11/07/2022		500	(2)	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2022 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052	100.406	11/07/2022	500	(2)	0

$(18)	$(105)

Total Written Options	$(507)	$(1,854)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Brazil Government International Bond	1.000%	Quarterly	12/20/2022	0.586%	$900	$(40)	$41	$1	$0
Colombia Government International Bond	1.000	Quarterly	06/20/2027	3.068	300	(14)	(11)	0	(25)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.808	200	(9)	(4)	0	(13)
Turkey Government International Bond	1.000	Quarterly	12/20/2023	6.774	400	(28)	2	0	(26)
Turkey Government International Bond	1.000	Quarterly	06/20/2024	7.172	400	(36)	(2)	0	(38)
Turkey Government International Bond	1.000	Quarterly	12/20/2024	7.389	540	(70)	3	0	(67)
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2022	0.586	3,000	(116)	120	4	0
Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.648	600	(10)	2	0	(8)
Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.869	100	0	(2)	0	(2)
Colombia Government International Bond	1.000	Quarterly	06/20/2027	3.068	400	(14)	(19)	0	(33)
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.648	400	(6)	1	0	(5)
Colombia Government International Bond	1.000	Quarterly	06/20/2027	3.068	600	(25)	(25)	0	(50)
Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.962	300	(5)	5	0	0
South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.061	100	(5)	(3)	0	(8)
Turkey Government International Bond	1.000	Quarterly	06/20/2024	7.172	200	(19)	0	0	(19)
Turkey Government International Bond	1.000	Quarterly	12/20/2024	7.389	300	(34)	(3)	0	(37)
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	3.068	700	(31)	(27)	0	(58)
Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.946	200	(7)	(2)	0	(9)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.061	700	(31)	(22)	0	(53)
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.941	300	(15)	12	0	(3)

$(515)	$66	$5	$(454)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FBF	CMBX.NA.AAA.12 Index	0.500%	Monthly	08/17/2061	$155	$(1)	$(1)	$0	$(2)
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	11,700	(255)	180	0	(75)
CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	15,100	23	(349)	0	(326)
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	11,457	(592)	558	0	(34)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,625	1	(12)	0	(11)
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	200	1	(3)	0	(2)
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	9,620	(40)	(106)	0	(146)
CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	11,200	0	(242)	0	(242)

$(863)	$25	$0	$(838)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	12/20/2022	$200	$(1)	$(7)	$0	$(8)

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2022 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	iBoxx USD Investment Grade Corporate Bond ETF	3,226	1.080% (1-Month USD-LIBOR less a specified spread)	Monthly	10/17/2022	$244	$0	$(13)	$0	$(13)
	Receive	iBoxx USD Investment Grade Corporate Bond ETF	6,454	1.380% (1-Month USD-LIBOR less a specified spread)	Monthly	10/17/2022	467	0	(7)	0	(7)
	Receive	iBoxx USD Investment Grade Corporate Bond ETF	3,666	1.230% (1-Month USD-LIBOR less a specified spread)	Monthly	12/01/2022	273	0	(11)	0	(11)
	Receive	iBoxx USD Investment Grade Corporate Bond ETF	3,667	1.230% (1-Month USD-LIBOR less a specified spread)	Monthly	12/15/2022	271	0	(10)	0	(10)

								$0	$(41)	$0	$(41)

Total Swap Agreements								$(1,379)	$43	$5	$(1,341)

(n)

Securities with an aggregate market value of $2,922 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)						Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Loan Participations and Assignments						$0	$25,580	$4,607		$30,187
Corporate Bonds & Notes
Banking & Finance						0	38,577	0		38,577
Industrials						0	38,439	0		38,439
Utilities						0	22,380	0		22,380
Convertible Bonds & Notes
Industrials						0	70	0		70
Municipal Bonds & Notes
Illinois						0	61	0		61
Puerto Rico						0	28	0		28
U.S. Government Agencies						0	114,276	0		114,276
U.S. Treasury Obligations						0	90,399	0		90,399
Non-Agency Mortgage-Backed Securities						0	55,531	0		55,531
Asset-Backed Securities						0	128,156	0		128,156
Sovereign Issues						0	15,526	0		15,526
Common Stocks
Communication Services						414	0	161		575
Energy						359	0	0		359
Financials						0	0	798		798
Industrials						0	0	1,033		1,033
Rights
Financials						0	0	13		13
Warrants
Financials						0	0	16		16

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2022 (Unaudited)

Information Technology	0	0	27	27
Preferred Securities
Banking & Finance	0	3,803	0	3,803
Industrials	0	465	0	465
Real Estate Investment Trusts
Real Estate	14	0	0	14
Short-Term Instruments
Repurchase Agreements	0	1,418	0	1,418
Argentina Treasury Bills	0	244	0	244

$787	$534,953	$6,655	$542,395
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,976	$0	$0	$15,976

Total Investments	$16,763	$534,953	$6,655	$558,371

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,279)	$0	$(4,279)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	29	925	0	954
Over the counter	0	2,422	0	2,422

$29	$3,347	$0	$3,376
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(44)	(1,063)	0	(1,107)
Over the counter	0	(5,239)	0	(5,239)

$(44)	$(6,302)	$0	$(6,346)

Total Financial Derivative Instruments	$(15)	$(2,955)	$0	$(2,970)

Totals	$16,748	$527,719	$6,655	$551,122

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2022:
Category and Subcategory	Beginning Balance at 12/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$2,692	$2,472	$(213)	$1	$1	$157	$29	$(532)	$4,607	$184
Corporate Bonds & Notes
Industrials	2,102	0	(2,104)	0	0	2	0	0	0	0
Asset-Backed Securities	86	0	(87)	0	(1)	2	0	0	0	0
Common Stocks
Communication Services	462	0	0	0	0	(301)	0	0	161	(301)
Financials	0	2,094	0	0	0	(1,296)	0	0	798	(1,296)
Industrials	834	0	0	0	0	199	0	0	1,033	199
Rights
Financials	0	0	0	0	0	13	0	0	13	13
Warrants
Financials	0	182	0	0	(57)	(109)	0	0	16	(109)
Information Technology	42	0	0	0	0	(15)	0	0	27	(15)

Totals	$6,218	$4,748	$(2,404)	$1	$(57)	$(1,348)	$29	$(532)	$6,655	$(1,325)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2022	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$2,343	Discounted Cash Flow	Discount Rate	13.500	—
2,235	Indicative Market Quotation	Price	95.000	—
29	Third Party Vendor	Broker Quote	87.500 - 91.000	88.979
Common Stocks
Communication Services	161	Reference Instrument	Stock Price W/Liquidity Discount	10.000	—
Financials	798	Indicative Market Quotation	Price	$28.000	—
Industrials	1	Discounted Cash Flow/ Comp Multiple	Forward EBITDA / Discount Rate	X/X/%	2.000/2.100/24.200	—
1,032	Discounted Cash Flow/ Comp Multiple	Ltm Revenue/Ltm EBITDA/Discount	X/X/%	0.460/3.500/10.000	—
Rights
Financials	13	Other Valuation Techniques(2)	—	—	—

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2022 (Unaudited)

Warrants
Financials	1	Indicative Market Quotation	Price		$2.250 - 3.750	3.564
	15	Other Valuation Techniques(2)	—		—	—
Information Technology	27	Market Comparable Valuation	EBITDA Multiple	X	3.800	—

Total	$6,655

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio's shares is based on the Portfolio's net asset value (“NAV”). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using such data reflecting the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Sources or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Frequent or Excessive Purchases, Exchanges and Redemptions" section in the Portfolio's prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed

Notes to Financial Statements (Cont.)

from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the Adviser’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As September 30, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”)

website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2022 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Notes to Financial Statements (Cont.)

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$43,981	$153,812	$(181,800)	$(578)	$561	$15,976	$212	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
CBK	Citibank N.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
CDI	Natixis Singapore	MBC	HSBC Bank Plc	SCX	Standard Chartered Bank, London
FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NOK	Norwegian Krone
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	IDR	Indonesian Rupiah	RUB	Russian Ruble
CAD	Canadian Dollar	INR	Indian Rupee	TWD	Taiwanese Dollar
CLP	Chilean Peso	JPY	Japanese Yen	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	EUR001M	1 Month EUR Swap Rate	MUTKCALM	Tokyo Overnight Average Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	EUR002M	2 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	LIBOR01M	1 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	LIBOR03M	3 Month USD-LIBOR	UKRPI	United Kingdom Retail Prices Index
CMBX	Commercial Mortgage-Backed Index	LIBOR06M	6 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	PIK	Payment-in-Kind
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 110.7% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$230	$47
1.000% due 07/09/2029		5	1

Total Argentina (Cost $140)			48

AUSTRALIA 0.7%
CORPORATE BONDS & NOTES 0.1%
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		$300	297

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Pepper Residential Securities Trust 3.686% due 03/12/2061 •		146	146
RESIMAC Bastille Trust 3.563% due 09/05/2057 ~		220	220

			366

SOVEREIGN ISSUES 0.5%
Australia Government International Bond
1.000% due 11/21/2031	AUD	1,000	499
1.250% due 05/21/2032		200	101
1.750% due 06/21/2051		50	19
4.500% due 04/21/2033		900	606
Northern Territory Treasury Corp. 2.000% due 04/21/2031		800	420
South Australia Government Financing Authority 1.750% due 05/24/2032		800	401
Treasury Corp. of Victoria 4.250% due 12/20/2032		1,200	749

			2,795

Total Australia (Cost $4,269)			3,458

CANADA 1.1%
CORPORATE BONDS & NOTES 0.1%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$80	69
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	500	431

			500

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	444	293
2.867% due 02/12/2055 ~		1,000	634
3.072% due 08/12/2053		308	221

			1,148

SOVEREIGN ISSUES 0.8%
Canada Government International Bond 2.000% due 12/01/2051		4,800	2,743
Canada Government Real Return Bond 1.500% due 12/01/2044 (g)		530	386
Province of Ontario 3.500% due 01/27/2027	AUD	1,000	605

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2022 (Unaudited)

Province of Quebec 3.000% due 09/01/2023	CAD	1,100	789

			4,523

Total Canada (Cost $7,861)			6,171

CAYMAN ISLANDS 8.9%
ASSET-BACKED SECURITIES 8.3%
American Money Management Corp. CLO Ltd.
3.463% due 04/14/2029 •		$841	836
3.862% due 11/10/2030 •		1,500	1,479
Ares CLO Ltd. 3.382% due 01/15/2029 ~		2,730	2,682
Barings CLO Ltd. 3.780% due 01/20/2032 ~		1,500	1,460
BDS Ltd. 4.343% due 12/16/2036 •		1,700	1,651
Benefit Street Partners CLO Ltd. 3.462% due 10/15/2030 •		1,700	1,671
Carlyle Global Market Strategies CLO Ltd. 3.872% due 08/14/2030 ~		1,700	1,676
CIFC Funding Ltd. 3.733% due 10/24/2030 •		1,800	1,771
Crestline Denali CLO Ltd. 3.740% due 04/20/2030 ~		1,645	1,625
Dryden CLO Ltd. 3.730% due 01/17/2032 ~		1,700	1,648
Elevation CLO Ltd. 3.733% due 10/25/2030 •		1,700	1,668
Gallatin CLO Ltd. 3.602% due 07/15/2031 ~		2,100	2,058
GPMT Ltd. 4.402% due 12/15/2036 •		1,800	1,767
Halseypoint CLO Ltd. 4.232% due 11/30/2032 ~		1,600	1,562
Jamestown CLO Ltd. 3.852% due 04/15/2033 ~		1,300	1,266
KREF Ltd. 4.474% due 02/17/2039 ~		1,700	1,632
LCM LP
3.608% due 07/19/2027 •		1,703	1,676
3.750% due 10/20/2027 •		514	512
LoanCore Issuer Ltd. 3.834% due 01/17/2037 ~		1,700	1,650
Marathon CLO Ltd. 3.854% due 11/21/2027 ~		61	61
Marble Point CLO Ltd. 3.552% due 10/15/2030 ~		900	886
MF1 Ltd. 3.634% due 02/19/2037 •		1,800	1,747
MidOcean Credit CLO 3.836% due 01/29/2030 ~		1,505	1,484
Mountain View CLO LLC 3.830% due 10/16/2029 ~		1,408	1,376
Starwood Commercial Mortgage Trust 4.139% due 04/18/2038 •		1,700	1,664
Stratus CLO Ltd.
3.610% due 12/28/2029 ~		1,553	1,521
3.660% due 12/29/2029 ~		1,599	1,572
Symphony CLO Ltd. 3.433% due 07/14/2026 •		104	104
THL Credit Wind River CLO Ltd. 3.592% due 04/15/2031 ~		1,700	1,652
Venture CLO Ltd.
3.392% due 04/15/2027 ~		210	205
3.895% due 09/07/2030 ~		1,300	1,277
Vibrant CLO Ltd.
3.750% due 09/15/2030 •		1,700	1,671
3.830% due 07/20/2032 •		1,600	1,554

			47,064

CORPORATE BONDS & NOTES 0.3%
MGM China Holdings Ltd. 4.750% due 02/01/2027		500	390
SA Global Sukuk Ltd. 2.694% due 06/17/2031		400	338
Sands China Ltd.
5.625% due 08/08/2025		200	182
5.900% due 08/08/2028		500	421

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2022 (Unaudited)

Tencent Holdings Ltd. 3.595% due 01/19/2028		200	179

			1,510

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
AREIT Trust 4.073% due 11/17/2038 ~		1,474	1,414
MF1 Multifamily Housing Mortgage Loan Trust 3.810% due 07/15/2036 •		384	372

			1,786

Total Cayman Islands (Cost $51,691)			50,360

CHINA 5.9%
SOVEREIGN ISSUES 5.9%
China Development Bank
3.390% due 07/10/2027	CNY	14,000	2,038
4.040% due 04/10/2027		11,500	1,716
4.240% due 08/24/2027		67,700	10,217
4.880% due 02/09/2028		31,400	4,883
China Government International Bond
2.680% due 05/21/2030		27,700	3,878
3.010% due 05/13/2028		3,800	547
3.530% due 10/18/2051		28,000	4,203
3.720% due 04/12/2051		13,000	2,005
3.810% due 09/14/2050		25,900	4,054

Total China (Cost $34,536)			33,541

DENMARK 2.8%
CORPORATE BONDS & NOTES 2.8%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	38,548	3,413
1.500% due 10/01/2053		3,857	360
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		40,869	3,599
1.500% due 10/01/2053		5,523	520
Nykredit Realkredit AS
0.309% due 10/01/2022 •	EUR	1,400	1,372
1.000% due 10/01/2050	DKK	26,092	2,341
1.000% due 10/01/2053		11,551	1,038
1.500% due 10/01/2053		19,350	1,848
Realkredit Danmark AS
1.000% due 10/01/2050		5,364	487
1.000% due 10/01/2053		2,930	263
1.500% due 10/01/2053		4,746	444

Total Denmark (Cost $25,380)			15,685

FRANCE 2.5%
CORPORATE BONDS & NOTES 1.1%
BNP Paribas SA
1.675% due 06/30/2027 •		$1,000	847
1.904% due 09/30/2028 •		500	404
2.159% due 09/15/2029 •		800	627
2.591% due 01/20/2028 •		800	684
Societe Generale SA
1.488% due 12/14/2026 •		2,400	2,034
2.226% due 01/21/2026 •		400	361
2.797% due 01/19/2028 •		400	338
3.337% due 01/21/2033 •		500	374
4.677% due 06/15/2027		400	381

			6,050

SOVEREIGN ISSUES 1.4%
France Government International Bond
0.500% due 05/25/2072	EUR	1,000	389
0.750% due 05/25/2052		4,650	2,589

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2022 (Unaudited)

2.000% due 05/25/2048		6,200	4,997

			7,975

Total France (Cost $20,949)			14,025

GERMANY 1.8%
CORPORATE BONDS & NOTES 1.8%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	2,200	1,835
1.750% due 11/19/2030 •		600	446
2.222% due 09/18/2024 •		$1,800	1,715
2.625% due 12/16/2024	GBP	300	301
2.625% due 02/12/2026	EUR	1,200	1,089
3.300% due 11/16/2022		$1,200	1,197
3.547% due 09/18/2031 •		1,000	764
3.729% due 01/14/2032 •(j)		1,100	742
3.961% due 11/26/2025 •		1,250	1,168
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)	EUR	200	151
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$900	769

Total Germany (Cost $12,806)			10,177

INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		$500	498

Total India (Cost $500)			498

IRELAND 1.7%
ASSET-BACKED SECURITIES 1.3%
Armada Euro CLO DAC 0.720% due 07/15/2031 ~	EUR	700	662
Aurium CLO DAC 0.672% due 04/16/2030 •		498	474
Black Diamond CLO DAC 1.810% due 10/03/2029 •		56	54
BlueMountain Fuji EUR CLO II DAC 0.650% due 07/15/2030 ~		1,228	1,175
Cairn CLO DAC 0.838% due 04/30/2031 •		1,085	1,039
CVC Cordatus Loan Fund DAC 0.650% due 10/15/2031 •		800	757
Dryden Euro CLO DAC 0.660% due 04/15/2033 ~		900	853
Jubilee CLO DAC
0.610% due 04/15/2030 ~		800	767
0.650% due 04/15/2031 •		500	466
Man GLG Euro CLO DAC 1.690% due 12/15/2031 ~		1,000	945

			7,192

CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC
2.450% due 10/29/2026		$600	507
3.000% due 10/29/2028		600	482
AIB Group PLC 4.750% due 10/12/2023		200	197

			1,186

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Shamrock Residential DAC 1.530% due 01/24/2061 •	EUR	1,400	1,348

Total Ireland (Cost $11,964)			9,726

ISRAEL 0.4%
SOVEREIGN ISSUES 0.4%
Israel Government International Bond
2.000% due 03/31/2027	ILS	4,400	1,168
3.800% due 05/13/2060		$1,300	990
4.125% due 01/17/2048		300	257

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2022 (Unaudited)

Total Israel (Cost $3,054)			2,415

ITALY 0.6%
CORPORATE BONDS & NOTES 0.5%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	900	793
2.625% due 04/28/2025		500	421
UniCredit SpA
7.500% due 06/03/2026 •(h)(i)		200	173
7.830% due 12/04/2023		$1,200	1,210

			2,597

SOVEREIGN ISSUES 0.1%
Italy Government International Bond 6.000% due 08/04/2028	GBP	400	436

Total Italy (Cost $3,758)			3,033

JAPAN 9.8%
CORPORATE BONDS & NOTES 0.5%
Mizuho Financial Group, Inc.
3.922% due 09/11/2024 •		$500	491
4.236% (US0003M + 1.000%) due 09/11/2024 ~		900	900
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		400	368
4.345% due 09/17/2027		400	345
4.810% due 09/17/2030		400	325
Nomura Holdings, Inc. 2.329% due 01/22/2027		500	430

			2,859

SOVEREIGN ISSUES 9.3%
Development Bank of Japan, Inc. 1.750% due 08/28/2024		1,400	1,337
Japan Government International Bond
0.005% due 06/20/2027	JPY	3,473,000	23,929
0.100% due 03/10/2028 (g)		466,196	3,387
0.300% due 06/20/2046		620,000	3,511
0.500% due 09/20/2046		202,000	1,197
0.500% due 03/20/2049		740,000	4,200
0.700% due 12/20/2048		612,000	3,678
1.200% due 09/20/2035		1,340,000	9,987
Tokyo Metropolitan Government 0.750% due 07/16/2025		$2,100	1,888

			53,114

Total Japan (Cost $69,973)			55,973

JERSEY, CHANNEL ISLANDS 0.3%
ASSET-BACKED SECURITIES 0.3%
Saranac CLO Ltd. 4.385% due 08/13/2031 ~		$1,700	1,665

Total Jersey, Channel Islands (Cost $1,700)			1,665

LUXEMBOURG 0.2%
CORPORATE BONDS & NOTES 0.2%
Aroundtown SA
1.625% due 01/31/2028	EUR	700	539
5.375% due 03/21/2029		$200	170
CPI Property Group SA 2.750% due 05/12/2026	EUR	300	254

Total Luxembourg (Cost $1,374)			963

MALAYSIA 0.4%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.404% due 04/28/2061		$400	276
4.550% due 04/21/2050		200	179

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2022 (Unaudited)

4.800% due 04/21/2060		200	183

			638

SOVEREIGN ISSUES 0.3%
Malaysia Government Investment Issue 4.369% due 10/31/2028	MYR	8,600	1,856

Total Malaysia (Cost $2,931)			2,494

MULTINATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Delta Air Lines, Inc. 4.750% due 10/20/2028		$800	746
Preferred Term Securities Ltd. 3.927% (US0003M + 0.400%) due 06/23/2035 ~		594	564

Total Multinational (Cost $1,316)			1,310

NETHERLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
Cooperatieve Rabobank UA
3.649% due 04/06/2028 •		$1,200	1,090
3.758% due 04/06/2033 •		400	331
Enel Finance International NV 2.650% due 09/10/2024		1,300	1,231

			2,652

		SHARES
PREFERRED SECURITIES 0.0%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)		157,575	142

Total Netherlands (Cost $3,081)			2,794

		PRINCIPAL AMOUNT (000s)
NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	700	314

Total New Zealand (Cost $491)			314

NORWAY 0.1%
CORPORATE BONDS & NOTES 0.1%
DNB Boligkreditt AS 3.250% due 06/28/2023		$500	496

Total Norway (Cost $500)			496

PERU 1.0%
CORPORATE BONDS & NOTES 0.1%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	2,200	513

SOVEREIGN ISSUES 0.9%
Peru Government International Bond
2.780% due 12/01/2060		$700	382
5.350% due 08/12/2040	PEN	1,100	191
5.940% due 02/12/2029		5,400	1,193

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2022 (Unaudited)

6.350% due 08/12/2028		15,200	3,491

			5,257

Total Peru (Cost $8,240)			5,770

QATAR 0.3%
CORPORATE BONDS & NOTES 0.2%
Qatar Energy
2.250% due 07/12/2031		$300	242
3.125% due 07/12/2041		400	293
3.300% due 07/12/2051		500	356

			891

SOVEREIGN ISSUES 0.1%
Qatar Government International Bond 4.400% due 04/16/2050		400	353

Total Qatar (Cost $1,596)			1,244

ROMANIA 0.4%
SOVEREIGN ISSUES 0.4%
Romania Government International Bond
1.375% due 12/02/2029	EUR	540	351
1.750% due 07/13/2030		700	446
2.000% due 01/28/2032		100	61
2.000% due 04/14/2033		500	291
2.124% due 07/16/2031		100	62
2.125% due 03/07/2028		400	304
2.625% due 12/02/2040		400	201
2.875% due 04/13/2042		800	405
3.750% due 02/07/2034		600	408

Total Romania (Cost $4,786)			2,529

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	500	329
2.050% due 09/23/2036		500	260

Total Serbia (Cost $1,150)			589

SOUTH KOREA 1.4%
SOVEREIGN ISSUES 1.4%
Korea Government International Bond
2.125% due 06/10/2027	KRW	1,225,000	777
2.375% due 12/10/2027		1,350,000	863
2.375% due 12/10/2028		5,820,000	3,675
2.625% due 06/10/2028		2,450,000	1,578
5.500% due 03/10/2028		1,350,000	1,001

Total South Korea (Cost $11,199)			7,894

SPAIN 0.9%
CORPORATE BONDS & NOTES 0.1%
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(h)(i)	EUR	200	180
Banco Santander SA
1.849% due 03/25/2026		$200	173
3.848% due 04/12/2023		200	199
Merlin Properties Socimi SA 2.225% due 04/25/2023	EUR	200	195

			747

		SHARES
PREFERRED SECURITIES 0.0%
CaixaBank SA 5.875% due 10/09/2027 •(h)(i)		200,000	165

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2022 (Unaudited)

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.8%
Autonomous Community of Catalonia 4.220% due 04/26/2035		200	197
Spain Government International Bond
0.850% due 07/30/2037		1,700	1,153
1.450% due 10/31/2071		1,600	779
3.450% due 07/30/2066		2,700	2,493

			4,622

Total Spain (Cost $10,047)			5,534

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
European Investment Bank
0.500% due 06/21/2023	AUD	500	312
0.500% due 08/10/2023		400	248

Total Supranational (Cost $751)			560

SWITZERLAND 1.2%
CORPORATE BONDS & NOTES 1.2%
Credit Suisse AG 6.500% due 08/08/2023 (i)		$700	693
Credit Suisse Group AG
2.193% due 06/05/2026 •		1,200	1,044
3.800% due 06/09/2023		800	787
3.869% due 01/12/2029 •		800	654
4.194% due 04/01/2031 •		1,200	945
4.282% due 01/09/2028		250	213
4.470% (US0003M + 1.200%) due 12/14/2023 ~		800	797
6.537% due 08/12/2033 •		1,200	1,080
7.500% due 12/11/2023 •(h)(i)		300	276
UBS Group AG
4.703% due 08/05/2027 •		300	285
4.751% due 05/12/2028 •		300	282

Total Switzerland (Cost $8,035)			7,056

UNITED ARAB EMIRATES 0.0%
SOVEREIGN ISSUES 0.0%
Emirate of Abu Dhabi Government International Bond 3.875% due 04/16/2050		$300	245

Total United Arab Emirates (Cost $289)			245

UNITED KINGDOM 7.5%
CORPORATE BONDS & NOTES 3.4%
Annington Funding PLC 1.650% due 07/12/2024	EUR	800	751
Barclays Bank PLC 7.625% due 11/21/2022 (i)		$3,300	3,300
Barclays PLC 7.125% due 06/15/2025 •(h)(i)	GBP	500	485
GSK Consumer Healthcare Capital UK PLC 3.125% due 03/24/2025		$900	850
HSBC Holdings PLC
3.404% (BBSW3M + 1.100%) due 02/16/2024 ~	AUD	2,300	1,468
3.961% (US0003M + 1.000%) due 05/18/2024 ~		$300	297
4.041% due 03/13/2028 •		1,000	903
4.583% due 06/19/2029 •		800	714
Lloyds Banking Group PLC 3.900% due 11/23/2023	AUD	800	504
Marks & Spencer PLC 3.750% due 05/19/2026	GBP	500	452
Nationwide Building Society
2.972% due 02/16/2028 •		$1,200	1,033
3.766% due 03/08/2024 •		1,200	1,187
NatWest Group PLC
4.445% due 05/08/2030 •		500	439
4.600% due 06/28/2031 •(h)(i)		600	377
NatWest Markets PLC 1.000% due 05/28/2024	EUR	800	754

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2022 (Unaudited)

Santander U.K. Group Holdings PLC 4.796% due 11/15/2024 •		$2,400	2,368
Santander U.K. PLC 2.489% (SONIO/N + 0.550%) due 02/12/2027 ~	GBP	500	556
Standard Chartered PLC
0.991% due 01/12/2025 •		$1,200	1,125
2.608% due 01/12/2028 •		1,400	1,187
Tesco Property Finance PLC 5.411% due 07/13/2044	GBP	184	172
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		500	486

			19,408

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.1%
Avon Finance PLC 3.045% due 09/20/2048 •		775	861
Business Mortgage Finance PLC 4.166% due 02/15/2041 ~		49	54
Eurohome UK Mortgages PLC 2.893% due 06/15/2044 •		200	215
Eurosail PLC 3.176% due 06/13/2045 •		268	297
Finsbury Square PLC 2.923% due 03/16/2070 •		470	519
Mansard Mortgages PLC 2.887% due 12/15/2049 •		83	89
Newgate Funding PLC
2.738% due 12/01/2050 ~		201	211
3.743% due 12/15/2050 •		173	177
Precise Mortgage Funding PLC 3.301% due 12/12/2055 •		1,085	1,196
Residential Mortgage Securities PLC 3.395% due 06/20/2070 •		699	785
Ripon Mortgages PLC 2.728% due 08/28/2056 •		4,871	5,366
RMAC PLC 2.921% due 06/12/2046 •		1,598	1,778
RMAC Securities PLC 2.371% due 06/12/2044 •		311	325
Stratton Mortgage Funding PLC 2.588% due 07/20/2060 •		1,734	1,917
Towd Point Mortgage Funding
2.588% due 07/20/2045 ~		1,638	1,829
2.833% due 10/20/2051 •		774	863
Trinity Square PLC 2.496% due 07/15/2059 •		918	1,015

			17,497

		SHARES
PREFERRED SECURITIES 0.0%
Nationwide Building Society 10.250% ~		960	126

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.0%
United Kingdom Gilt
0.625% due 10/22/2050		1,300	669
1.250% due 07/31/2051		2,100	1,312
1.500% due 07/31/2053		1,100	729
1.750% due 01/22/2049		1,300	956
3.250% due 01/22/2044		900	905
4.250% due 12/07/2040		1,200	1,369

			5,940

Total United Kingdom (Cost $54,126)			42,971

UNITED STATES 36.0%
ASSET-BACKED SECURITIES 5.1%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		$64	63
ACE Securities Corp. Home Equity Loan Trust 3.364% due 07/25/2036 •		1,022	788
AMRESCO Residential Securities Corp. Mortgage Loan Trust 4.024% due 06/25/2029 ~		1	1

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2022 (Unaudited)

Argent Securities Trust 3.564% due 05/25/2035 •	1,119	998
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.844% due 02/25/2036 •	1,324	1,064
Citigroup Mortgage Loan Trust
3.244% due 12/25/2036 •	398	225
3.474% due 06/25/2037 ~	1,961	1,923
3.604% due 03/25/2036 •	362	336
4.074% due 07/25/2035 •	1,200	1,153
Countrywide Asset-Backed Certificates 3.364% due 03/25/2037 •	1,142	1,096
Countrywide Asset-Backed Certificates Trust
3.224% due 06/25/2035 •	237	220
3.224% due 06/25/2037 ~	314	286
3.224% due 07/25/2037 •	221	203
3.224% due 06/25/2047 ^•	252	228
3.224% due 06/25/2047 •	751	697
3.234% due 04/25/2047 ^•	31	31
3.344% due 12/25/2036 ^~	278	254
3.385% due 04/25/2035 ~	452	445
4.508% due 08/25/2035 ^~	139	125
First Franklin Mortgage Loan Trust 3.199% due 07/25/2036 ~	625	581
GSAMP Trust
3.729% due 11/25/2035 ^~	1,083	942
3.804% due 11/25/2035 •	1,000	781
Home Equity Mortgage Loan Asset-Backed Trust 3.324% due 04/25/2037 •	443	307
HSI Asset Securitization Corp. Trust 3.344% due 04/25/2037 •	643	351
LL ABS Trust 1.070% due 05/15/2029	588	564
Long Beach Mortgage Loan Trust 3.644% due 10/25/2034 •	12	12
Merrill Lynch Mortgage Investors Trust 3.384% due 08/25/2037 •	1,067	582
Morgan Stanley ABS Capital, Inc. Trust 3.214% due 10/25/2036 •	100	90
Morgan Stanley Home Equity Loan Trust
3.184% due 12/25/2036 •	805	421
3.314% due 04/25/2037 ~	650	372
Morgan Stanley Mortgage Loan Trust 6.419% due 09/25/2046 ^þ	137	36
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 3.519% due 03/25/2036 •	397	388
NovaStar Mortgage Funding Trust 3.214% due 03/25/2037 •	549	373
Option One Mortgage Loan Trust 3.224% due 01/25/2037 •	321	224
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ	636	239
5.634% due 12/25/2032 •	134	121
5.675% due 06/25/2037 ^þ	1,053	330
5.731% due 11/25/2036 þ	967	400
Residential Asset Mortgage Products Trust
3.524% due 12/25/2035 •	221	200
3.544% due 12/25/2035 •	700	600
Residential Asset Securities Corp. Trust 3.334% due 11/25/2036 ^•	1,735	1,538
Saxon Asset Securities Trust 4.834% due 12/25/2037 ~	310	268
SMB Private Education Loan Trust 3.735% due 02/16/2055 ~	1,331	1,313
Soundview Home Loan Trust
3.234% due 06/25/2037 •	62	44
3.584% due 11/25/2036 •	1,180	1,102
Structured Asset Investment Loan Trust
3.214% due 07/25/2036 •	343	263
3.704% due 01/25/2036 •	765	721
Terwin Mortgage Trust 4.024% due 11/25/2033 •	17	15
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	845	751
2.710% due 01/25/2060 ~	754	713
2.900% due 10/25/2059 ~	2,616	2,475
4.084% due 05/25/2058 ~	389	382
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031	1,400	1,350

		28,985

CORPORATE BONDS & NOTES 6.2%
7-Eleven, Inc.
0.625% due 02/10/2023	1,600	1,577
0.800% due 02/10/2024	200	189

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2022 (Unaudited)

American Airlines Pass-Through Trust
3.000% due 04/15/2030		224	194
3.600% due 03/22/2029		277	249
American Tower Corp. 2.950% due 01/15/2025		800	758
Bank of America Corp.
2.551% due 02/04/2028 •		500	435
2.972% due 02/04/2033 •		500	392
4.376% due 04/27/2028 •		1,200	1,126
Bayer U.S. Finance LLC
4.250% due 12/15/2025		300	287
4.303% (US0003M + 1.010%) due 12/15/2023 ~		500	498
4.375% due 12/15/2028		300	275
Blackstone Holdings Finance Co. LLC 3.500% due 06/01/2034	EUR	600	515
Boeing Co.
1.950% due 02/01/2024		$100	96
2.750% due 02/01/2026		1,800	1,631
3.250% due 02/01/2028		400	350
Broadcom, Inc.
2.450% due 02/15/2031		400	302
2.600% due 02/15/2033		300	215
3.469% due 04/15/2034		300	226
Campbell Soup Co. 3.650% due 03/15/2023		229	228
Charter Communications Operating LLC
3.750% due 02/15/2028		100	89
3.950% due 06/30/2062		900	536
Citigroup, Inc.
3.070% due 02/24/2028 •		1,000	892
3.785% due 03/17/2033 •(j)		900	756
Corebridge Financial, Inc. 3.650% due 04/05/2027		500	457
Dell International LLC 6.200% due 07/15/2030		200	195
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		200	167
DR Horton, Inc. 5.750% due 08/15/2023		1,300	1,307
Fidelity National Information Services, Inc. 0.750% due 05/21/2023	EUR	300	290
Ford Motor Credit Co. LLC
1.051% due 11/15/2023 •		100	96
1.203% due 12/07/2022 •		200	195
1.744% due 07/19/2024		400	362
2.748% due 06/14/2024	GBP	400	403
3.350% due 11/01/2022		$700	700
3.370% due 11/17/2023		600	581
3.375% due 11/13/2025		400	354
3.810% due 01/09/2024		200	194
4.535% due 03/06/2025	GBP	500	500
GA Global Funding Trust 2.250% due 01/06/2027		$400	347
Goldman Sachs Group, Inc.
1.625% due 07/27/2026	EUR	800	719
2.640% due 02/24/2028 •		$1,800	1,564
3.615% due 03/15/2028 •		1,700	1,549
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		600	544
Hyatt Hotels Corp. 1.300% due 10/01/2023		300	289
JPMorgan Chase & Co.
2.947% due 02/24/2028 •		1,300	1,151
4.323% due 04/26/2028 •		1,100	1,032
Kilroy Realty LP 3.450% due 12/15/2024		100	96
Mileage Plus Holdings LLC 6.500% due 06/20/2027		665	652
Morgan Stanley 2.630% due 02/18/2026 •		1,000	933
MPT Operating Partnership LP 2.500% due 03/24/2026	GBP	900	800
Nissan Motor Acceptance Co. LLC 2.450% due 09/15/2028		$500	377
Oracle Corp.
2.875% due 03/25/2031 (j)		2,300	1,817
3.950% due 03/25/2051 (j)		300	200
4.100% due 03/25/2061 (j)		100	63
Organon & Co. 5.125% due 04/30/2031		400	328
Pacific Gas & Electric Co.
2.100% due 08/01/2027		100	81
2.950% due 03/01/2026		100	88
3.450% due 07/01/2025		100	93
4.000% due 12/01/2046		100	64
4.200% due 03/01/2029		600	510

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2022 (Unaudited)

4.550% due 07/01/2030	200	172
Penske Truck Leasing Co. LP 3.950% due 03/10/2025	1,400	1,344
Principal Life Global Funding 1.375% due 01/10/2025	400	368
SL Green Operating Partnership LP 3.250% due 10/15/2022	500	500
Southern California Edison Co.
1.100% due 04/01/2024	300	283
3.611% (SOFRRATE + 0.640%) due 04/03/2023 ~	500	499
3.801% (SOFRRATE + 0.830%) due 04/01/2024 ~	100	98
Spirit AeroSystems, Inc. 3.950% due 06/15/2023	600	579
Wells Fargo & Co. 3.908% due 04/25/2026 •	300	287
West Virginia United Health System Obligated Group 3.129% due 06/01/2050	800	523

		35,567

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Avolon TLB Borrower 1 (U.S.) LLC 5.264% (LIBOR01M + 2.250%) due 12/01/2027 ~	1,179	1,151
CenturyLink, Inc. 5.365% (LIBOR01M + 2.250%) due 03/15/2027 ~	375	343
Charter Communications Operating LLC 4.870% (LIBOR01M + 1.750%) due 02/01/2027 ~	563	543

		2,037

MUNICIPAL BONDS & NOTES 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.158% due 06/01/2026	600	537

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.5%
Banc of America Mortgage Trust 2.759% due 02/25/2036 ^~	18	17
Bear Stearns Adjustable Rate Mortgage Trust 3.159% due 08/25/2033 ~	1	1
Bear Stearns ALT-A Trust
3.130% due 11/25/2035 ^~	15	12
3.404% due 02/25/2034 ~	20	18
3.531% due 09/25/2035 ^~	14	9
3.652% due 08/25/2036 ^~	26	14
3.674% due 03/25/2036 ^~	76	61
Bear Stearns Structured Products, Inc. Trust 3.225% due 12/26/2046 ^~	14	11
Chase Mortgage Finance Trust 3.719% due 07/25/2037 ~	24	21
Citigroup Mortgage Loan Trust
2.190% due 09/25/2035 •	1	1
2.500% due 05/25/2051 ~	791	632
3.000% due 11/27/2051 ~	1,855	1,542
3.434% due 10/25/2035 ~	1,082	611
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 2.957% due 09/25/2035 ^~	95	84
Countrywide Alternative Loan Trust
2.104% due 12/25/2035 ~	24	21
2.604% due 11/25/2035 •	6	5
3.413% due 03/20/2046 •	33	26
3.644% due 02/25/2037 ~	26	22
5.250% due 06/25/2035 ^	4	3
Countrywide Home Loan Mortgage Pass-Through Trust
2.778% due 11/25/2034 ~	3	3
3.544% due 05/25/2035 •	13	11
3.678% due 08/25/2034 ^~	1	1
3.724% due 03/25/2035 ~	18	15
3.724% due 03/25/2035 •	3	2
3.744% due 02/25/2035 ~	3	3
5.500% due 01/25/2035	200	190
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.500% due 08/25/2036 ^	730	537
5.863% due 02/25/2037 ^~	150	35
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 3.834% due 10/25/2047 •	548	451
Extended Stay America Trust 3.898% due 07/15/2038 •	1,590	1,543
GS Mortgage-Backed Securities Corp. Trust 2.500% due 09/25/2052 ~	3,087	2,467
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	359	287
2.500% due 01/25/2052 ~	1,539	1,230
2.500% due 02/25/2052 ~	709	567
2.500% due 04/25/2052 ~	457	365
2.500% due 07/25/2052 ~	1,211	967

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2022 (Unaudited)

3.000% due 08/26/2052 ~	1,918	1,583
GSR Mortgage Loan Trust
2.304% due 04/25/2035 ~	33	32
2.889% due 01/25/2036 ^~	16	16
3.414% due 12/25/2034 •	12	10
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~	60	60
IndyMac INDX Mortgage Loan Trust
3.504% due 05/25/2046 •	249	223
3.564% due 07/25/2035 •	10	9
JP Morgan Mortgage Trust
2.908% due 02/25/2036 ^~	12	9
3.000% due 12/25/2051 ~	1,513	1,255
3.000% due 01/25/2052 ~	4,552	3,777
3.000% due 03/25/2052 ~	2,899	2,406
3.000% due 05/25/2052 ~	4,641	3,850
3.188% due 07/27/2037 ~	37	34
Manhattan West Mortgage Trust 2.130% due 09/10/2039	1,400	1,187
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 3.258% due 12/15/2030 •	2	2
MFA Trust
1.381% due 04/25/2065 ~	651	623
1.947% due 04/25/2065 ~	237	227
Morgan Stanley Bank of America Merrill Lynch Trust 1.078% due 12/15/2048 ~(a)	485	0
Morgan Stanley Capital Trust 3.987% due 12/15/2023 •	1,700	1,658
Morgan Stanley Mortgage Loan Trust 3.190% due 06/25/2036 ~	12	12
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	904	851
2.750% due 11/25/2059 ~	756	690
OBX Trust 3.000% due 01/25/2052 ~	1,886	1,565
One New York Plaza Trust 3.768% due 01/15/2036 •	1,600	1,537
Residential Accredit Loans, Inc. Trust
1.778% due 10/25/2037 ~	159	143
3.234% due 02/25/2047 •	21	8
3.444% due 06/25/2046 •	231	56
3.504% due 04/25/2046 ~	369	114
6.000% due 06/25/2036	399	325
Structured Adjustable Rate Mortgage Loan Trust 3.142% due 04/25/2034 ~	1	1
Structured Asset Mortgage Investments Trust
2.604% due 08/25/2047 ^•	20	18
3.304% due 09/25/2047 •	54	45
3.504% due 05/25/2036 •	4	3
3.524% due 05/25/2036 •	41	34
3.544% due 05/25/2045 •	8	7
3.573% due 07/19/2034 ~	1	1
3.653% due 09/19/2032 ~	1	1
3.693% due 03/19/2034 ~	2	1
Structured Asset Securities Corp. 3.364% due 01/25/2036 •	181	175
Structured Asset Securities Corp. Mortgage Loan Trust 3.374% due 10/25/2036 •	365	321
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 ^þ	189	7
Thornburg Mortgage Securities Trust
6.050% due 06/25/2047 ^•	14	11
UWM Mortgage Trust
2.500% due 11/25/2051 ~	2,049	1,629
2.500% due 12/25/2051 ~	93	75
3.000% due 01/25/2052 ~	567	471
Wachovia Mortgage Loan Trust LLC 3.060% due 10/20/2035 ^~	23	22
WaMu Mortgage Pass-Through Certificates Trust
2.084% due 06/25/2046 ~	15	14
2.104% due 02/25/2046 •	38	34
2.119% due 02/27/2034 •	1	1
2.333% due 03/25/2033 ~	3	3
2.430% due 12/25/2036 ^~	84	74
2.828% due 03/25/2035 ~	14	14
2.983% due 04/25/2035 ~	12	12
3.704% due 01/25/2045 •	28	27

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2022 (Unaudited)

Washington Mutual Mortgage Pass-Through Certificates Trust 2.044% due 07/25/2046 ^~		16	10

			37,058

		SHARES
PREFERRED SECURITIES 0.1%
AT&T, Inc. 2.875% due 03/02/2025 •(h)		300,000	260
Bank of America Corp. 5.875% due 03/15/2028 •(h)		300,000	259

			519

		PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 14.3%
Fannie Mae
1.632% due 12/01/2034 •		1	1
2.059% due 10/01/2044 •		5	5
2.788% due 05/25/2035 ~		3	3
2.794% due 09/25/2042 ~		8	7
3.000% due 03/01/2060		618	541
3.204% due 03/25/2034 •		1	1
3.234% due 08/25/2034 ~		1	1
3.397% due 11/01/2034 •		8	8
3.484% due 06/25/2036 •		9	9
3.500% due 01/01/2059		1,059	959
6.000% due 07/25/2044		5	5
Freddie Mac
0.109% due 01/15/2038 ~(a)		148	5
2.000% due 03/01/2035 •		1	1
2.304% due 10/25/2044 •		17	18
2.578% due 04/01/2035 •		10	10
2.723% due 01/15/2038 ~		148	148
3.318% due 12/15/2032 •		2	2
3.418% due 12/15/2037 ~		3	3
Ginnie Mae
2.875% due 04/20/2028 - 06/20/2030 •		1	0
3.000% due 07/20/2046 - 05/20/2047		16	15
3.157% due 05/20/2066 •		1,385	1,375
3.157% due 06/20/2066 ~		911	906
3.207% due 11/20/2066 ~		392	390
Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052		3,715	3,021
2.500% due 02/01/2051 - 01/01/2052		2,603	2,196
3.000% due 10/01/2049 - 06/01/2051		1,858	1,633
3.500% due 10/01/2034 - 07/01/2050		1,276	1,172
4.000% due 06/01/2050		463	434
Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2052 - 11/01/2052		9,050	7,878
3.500% due 11/01/2052		10,100	9,087
4.000% due 10/01/2052 - 11/01/2052		24,950	23,157
4.500% due 10/01/2052 - 11/01/2052		30,000	28,567

			81,558

U.S. TREASURY OBLIGATIONS 3.3%
U.S. Treasury Bonds
1.875% due 02/15/2041		700	496
U.S. Treasury Inflation Protected Securities (g)
0.500% due 01/15/2028		10,690	9,926
3.875% due 04/15/2029 (o)		901	1,010
U.S. Treasury Notes
2.875% due 04/30/2025 (m)(o)		7,700	7,441

			18,873

Total United States (Cost $223,537)			205,134

SHORT-TERM INSTRUMENTS 23.7%
COMMERCIAL PAPER 1.9%
Bank of Nova Scotia
3.270% due 10/31/2022	CAD	4,000	2,886
3.312% due 11/01/2022		3,600	2,598
Canadian Imperial Bank of Commerce 3.341% due 11/07/2022		2,300	1,659
Toronto Dominion Bank
3.299% due 11/09/2022		1,600	1,154

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2022 (Unaudited)

3.300% due 11/09/2022		3,700	2,669

			10,966

REPURCHASE AGREEMENTS (k) 0.1%			475

ISRAEL TREASURY BILLS 2.3%
0.590% due 10/07/2022 - 05/03/2023 (d)(e)	ILS	47,500	13,197

JAPAN TREASURY BILLS 19.4%
(0.166)% due 10/03/2022 - 01/11/2023 (b)(d)(e)	JPY	15,950,000	110,236

U.S. TREASURY BILLS 0.0%
3.064% due 12/01/2022 (e)(f)		$140	139

Total Short-Term Instruments (Cost $141,709)			135,013

Total Investments in Securities (Cost $723,739)			629,685

		SHARES
INVESTMENTS IN AFFILIATES 3.5%
SHORT-TERM INSTRUMENTS 3.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%
PIMCO Short Asset Portfolio		30,620	300
PIMCO Short-Term Floating NAV Portfolio III		2,043,314	19,838

Total Short-Term Instruments (Cost $20,144)			20,138

Total Investments in Affiliates (Cost $20,144)			20,138

Total Investments 114.2% (Cost $743,883)			$649,823
Financial Derivative Instruments (l)(n) 2.9%(Cost or Premiums, net $(3,565))			16,565
Other Assets and Liabilities, net (17.1)%			(97,378)

Net Assets 100.0%			$569,010

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Payment in-kind security.
(d)								Coupon represents a weighted average yield to maturity.
(e)								Zero coupon security.
(f)								Coupon represents a yield to maturity.
(g)								Principal amount of security is adjusted for inflation.
(h)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)								Contingent convertible security.
(j)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				3.785%	03/17/2033	03/10/2022		$900	$756	0.13%
Deutsche Bank AG				3.729	01/14/2032	01/11/2021		1,100	742	0.13
Oracle Corp.				2.875	03/25/2031	03/22/2021		2,297	1,817	0.32
Oracle Corp.				3.950	03/25/2051	03/22/2021		300	200	0.04
Oracle Corp.				4.100	03/25/2061	03/22/2021		100	63	0.01

								$4,697	$3,578	0.63%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$475	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023			$(485)	$475	$475

Total Repurchase Agreements								$(485)	$475	$475

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (11.2)%
U.S. Government Agencies (11.2)%
Uniform Mortgage-Backed Security, TBA						2.000%	10/01/2037	$9,300	$(8,465)	$(8,197)
Uniform Mortgage-Backed Security, TBA						2.000	11/01/2052	62,350	(52,968)	(50,494)
Uniform Mortgage-Backed Security, TBA						2.500	11/01/2052	5,800	(4,989)	(4,856)
Uniform Mortgage-Backed Security, TBA						3.500	10/01/2037	400	(388)	(378)

Total Short Sales (11.2)%									$(66,810)	$(63,925)

(1)								Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(9,487) at a weighted average interest rate of 0.114%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(l)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2022 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	10	$25	$(10)	$(29)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	10	25	(8)	(3)

Total Written Options	$(18)	$(32)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2023	53	$12,669	$(233)	$0	$(3)
Australia Government 3-Year Bond December Futures	12/2022	242	16,495	(167)	77	0
Australia Government 10-Year Bond December Futures	12/2022	117	8,765	(233)	144	0
Euro-BTP December Futures	12/2022	57	6,256	(284)	64	(24)
Euro-Buxl 30-Year Bond December Futures	12/2022	18	2,587	(256)	20	(54)
Euro-Schatz December Futures	12/2022	563	59,130	(562)	135	0
Japan Government 10-Year Bond December Futures	12/2022	7	7,173	(1)	16	0
U.S. Treasury 5-Year Note December Futures	12/2022	314	33,757	(1,227)	0	(83)
U.S. Treasury 10-Year Note December Futures	12/2022	246	27,567	(1,179)	0	(96)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	9	1,233	(113)	0	(15)

$(4,255)	$456	$(275)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond December Futures	12/2022	116	$(10,379)	$151	$0	$0
Euro-Bobl December Futures	12/2022	356	(41,781)	1,111	10	(206)
Euro-Bund 10-Year Bond December Futures	12/2022	55	(7,465)	388	22	(53)
Euro-OAT France Government 10-Year Bond December Futures	12/2022	97	(12,560)	660	50	(87)
U.S. Treasury 2-Year Note December Futures	12/2022	159	(32,657)	557	24	0
U.S. Treasury 10-Year Ultra December Futures	12/2022	363	(43,010)	2,521	182	0
U.S. Treasury 30-Year Bond December Futures	12/2022	23	(2,907)	242	15	0
United Kingdom Long Gilt December Futures	12/2022	113	(12,163)	881	97	0

$6,511	$400	$(346)

Total Futures Contracts	$2,256	$856	$(621)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margi
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Auchan Holding SA	1.000%	Quarterly	12/20/2027	2.876%	EUR	300	$(18)	$(7)	$(25)	$0	$(1)
Barclays Bank PLC	1.000	Quarterly	12/20/2022	0.744	300	2	(2)	0	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.070	$700	14	(12)	2	0	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	1.819	EUR	1,000	(6)	(34)	(40)	0	(2)
Jaguar Land Rover Automotive	5.000	Quarterly	06/20/2026	12.473	800	53	(199)	(146)	1	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.705	500	18	(12)	6	0	(1)
Tesco PLC	1.000	Quarterly	06/20/2025	1.173	400	(13)	11	(2)	0	(1)

$50	$(255)	$(205)	$1	$(5)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-35 10-Year Index	(1.000)%	Quarterly	12/20/2030	$8,400	$(52)	$149	$97	$0	$(22)
CDX.IG-37 10-Year Index	(1.000)	Quarterly	12/20/2031	8,100	(61)	211	150	0	(17)
CDX.IG-38 10-Year Index	(1.000)	Quarterly	06/20/2032	1,100	16	10	26	0	(1)
CDX.IG-39 10-Year Index	(1.000)	Quarterly	12/20/2032	39,300	1,074	60	1,134	1	0
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	9,100	(66)	278	212	0	(8)

$911	$708	$1,619	$1	$(48)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-38 5-Year Index	1.000%	Quarterly	06/20/2027	$4,500	$52	$(49)	$3	$1	$0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	2,100	(1)	(6)	(7)	0	0

$51	$(55)	$(4)	$1	$0

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	$17,000	$0	$0	$0	$0	$(9)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	4,300	0	(1)	(1)	0	(2)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	12,700	1	0	1	0	(4)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	12,700	0	2	2	0	(5)
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	10,100	0	5	5	0	0

$1	$6	$7	$0	$(20)

INTEREST RATE SWAPS
Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.010%	Annual	02/07/2023	GBP	23,100	$(30)	$(492)	$(522)	$8	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	2.500	Annual	03/15/2025	4,700	156	152	308	7	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	2.250	Annual	03/15/2028	5,000	(309)	(352)	(661)	0	(31)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.155	Annual	09/27/2032	11,200	6	197	203	28	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033	23,000	(4,052)	(673)	(4,725)	6	(169)
Pay	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	2,400	(915)	(430)	(1,345)	6	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053	2,500	(791)	23	(768)	4	(2)
Pay	1-Day INR-MIBOR Compounded-OIS	6.250	Annual	09/21/2023	INR	1,883,400	(6)	(127)	(133)	2	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/21/2024	1,148,790	(5)	(150)	(155)	2	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/21/2024	504,547	(18)	(22)	(40)	1	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.750	Semi-Annual	09/21/2024	665,800	1	(16)	(15)	1	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/16/2027	938,700	471	29	500	0	(19)
Receive	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/21/2027	237,000	17	35	52	0	(3)
Receive	1-Day INR-MIBOR Compounded-OIS	7.000	Semi-Annual	09/21/2027	211,100	(14)	6	(8)	0	(2)
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032	90,500	64	(7)	57	0	(4)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2022 (Unaudited)

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023	JPY	2,310,000	15	(22)	(7)	3	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Semi-Annual	06/19/2029		900,000	153	(251)	(98)	13	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		1,790,000	(215)	(340)	(555)	36	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		340,000	(80)	(18)	(98)	8	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		240,000	(212)	(90)	(302)	15	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		160,000	(68)	(39)	(107)	11	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	06/15/2027	SGD	4,800	(4)	(98)	(102)	9	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	06/15/2027		3,800	(2)	(49)	(51)	7	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	09/21/2027		5,300	(22)	(146)	(168)	11	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/21/2027		14,004	(119)	(215)	(334)	29	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031		700	(48)	(31)	(79)	3	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031		700	(5)	84	79	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		$68,500	3,322	2,855	6,177	230	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.320	Annual	12/21/2023		167,350	3,120	1,909	5,029	76	0
Receive	1-Day USD-SOFR Compounded-OIS	2.117	Annual	03/31/2024		13,100	0	408	408	8	0
Receive	1-Day USD-SOFR Compounded-OIS	2.209	Annual	03/31/2024		11,100	0	329	329	7	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.850	Annual	04/21/2024		49,200	546	648	1,194	24	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		28,300	838	352	1,190	22	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	2.965	Annual	06/30/2024		25,500	0	(543)	(543)	0	(18)
Pay(6)	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024		10,100	0	(214)	(214)	0	(7)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		41,300	16	1,432	1,448	118	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		6,700	257	577	834	23	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027		3,500	(18)	(101)	(119)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028		3,700	13	(507)	(494)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029		2,100	(5)	(236)	(241)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029		3,400	(9)	(335)	(344)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	1.936	Annual	03/25/2029		4,000	(11)	(382)	(393)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	2.175	Annual	04/21/2029		3,100	(8)	(257)	(265)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	04/30/2029		2,400	0	132	132	9	0
Receive	1-Day USD-SOFR Compounded-OIS	2.817	Annual	04/30/2029		4,900	0	250	250	18	0
Receive	1-Day USD-SOFR Compounded-OIS	2.818	Annual	04/30/2029		4,100	0	209	209	15	0
Receive	1-Day USD-SOFR Compounded-OIS	2.819	Annual	04/30/2029		3,300	0	168	168	12	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		12,800	(823)	(1,246)	(2,069)	0	(45)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		6,100	418	285	703	22	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029		300	(2)	(9)	(11)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029		1,700	(11)	(48)	(59)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031		3,200	(5)	(462)	(467)	0	(11)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2022 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	2.886	Annual	05/15/2032		45,900	116	(2,603)	(2,487)	0	(164)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		41,750	4,950	1,219	6,169	138	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/28/2032		1,100	(6)	(35)	(41)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		380	91	4	95	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.906	Annual	09/16/2052		1,400	0	(42)	(42)	0	(19)
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	6,000	0	(300)	(300)	0	(1)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		3,200	(26)	(135)	(161)	0	(1)
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		3,200	(39)	(202)	(241)	0	(1)
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		5,899	173	(475)	(302)	0	(35)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		8,200	109	(791)	(682)	0	(1)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		11,700	(88)	(1,184)	(1,272)	0	(3)
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		11,600	(933)	(632)	(1,565)	0	(2)
Pay	3-Month CAD-Bank Bill	1.585	Semi-Annual	07/19/2031		1,100	(32)	(97)	(129)	0	0
Pay	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		600	(86)	(52)	(138)	0	(10)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		600	20	(85)	(65)	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	14,900	(16)	(1,207)	(1,223)	64	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027		8,300	(17)	(420)	(437)	41	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		2,000	0	(107)	(107)	10	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.300	Annual	02/15/2027		2,300	0	(121)	(121)	11	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.295	Annual	02/17/2027		1,400	0	(75)	(75)	7	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		1,700	0	(98)	(98)	9	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.368	Annual	06/15/2027		9,200	(21)	(517)	(538)	49	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	03/16/2027	CNY	55,900	22	(18)	4	8	0
Pay(6)	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/21/2027		65,800	(41)	4	(37)	4	0
Pay	3-Month KRW-KORIBOR	3.000	Quarterly	09/21/2027	KRW	18,913,800	(35)	(627)	(662)	87	0
Pay	3-Month KRW-KORIBOR	3.000	Quarterly	06/15/2032		5,823,200	26	(306)	(280)	50	0
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	06/15/2032		376,000	1	(14)	(13)	3	0
Pay(6)	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	16,200	6	(156)	(150)	3	0
Pay(6)	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023		18,500	(2)	(184)	(186)	2	0
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024		400	0	(13)	(13)	0	0
Pay(6)	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024		39,400	(122)	(83)	(205)	16	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		6,200	(11)	(73)	(84)	12	0
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029	SEK	13,200	51	(206)	(155)	1	0
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2023		$37,600	33	1,084	1,117	14	0
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		6,950	0	202	202	3	0
Receive(6)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		66,900	727	1,472	2,199	17	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	12/15/2023		1,400	(3)	69	66	1	0
Receive	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		5,950	0	354	354	6	0
Receive	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		7,050	0	426	426	7	0
Receive	3-Month USD-LIBOR	0.400	Semi-Annual	03/30/2026		2,550	38	279	317	5	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		27,300	(326)	3,311	2,985	86	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/26/2029		700	(2)	(92)	(94)	0	(3)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		1,320	107	197	304	5	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	7,600	4	(4)	0	0	0
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030	AUD	3,900	(84)	609	525	0	(21)
Pay(6)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		1,600	(2)	(13)	(15)	7	0
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		20,300	69	(143)	(74)	85	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2022 (Unaudited)

Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	13,900	0	(101)	(101)	0	0
Pay(6)	6-Month EUR-EURIBOR	1.000	Annual	03/30/2024	EUR	22,739	(80)	(378)	(458)	34	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		600	(2)	(20)	(22)	1	0
Pay(6)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2025		19,000	(313)	(257)	(570)	52	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		1,000	(5)	(82)	(87)	5	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		1,800	(10)	(151)	(161)	9	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,200	(9)	(101)	(110)	5	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		2,100	(8)	(150)	(158)	9	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,000	(4)	(72)	(76)	4	0
Pay(6)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2028		89,500	(3,660)	(2,704)	(6,364)	403	0
Pay(6)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		63,600	(6,806)	(715)	(7,521)	27	(207)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		7,600	117	(859)	(742)	0	(4)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		2,650	204	(441)	(237)	0	(9)
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		300	0	118	118	4	0
Receive(6)	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		600	0	284	284	8	0
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053		3,500	602	36	638	36	0
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	29,200	5	(181)	(176)	0	0
Receive	UKRPI	3.740	Maturity	03/15/2031	GBP	1,300	1	(257)	(256)	0	(34)
Receive	UKRPI	3.700	Maturity	04/15/2031		2,100	20	(449)	(429)	0	(56)
Pay	UKRPI	4.125	Maturity	09/15/2032		300	0	11	11	10	0
Pay	UKRPI	4.130	Maturity	09/15/2032		1,300	0	46	46	44	0
Pay	UKRPI	4.333	Maturity	09/15/2032		1,400	0	19	19	48	0

							$(3,691)	$(6,112)	$(9,803)	$2,248	$(965)

Total Swap Agreements							$(2,678)	$(5,708)	$(8,386)	$2,251	$(1,038)

(m)

Securities with an aggregate market value of $2,976 and cash of $13,247 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin asset of $318 for closed swap agreements is outstanding at period end.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		10/2022		CLP	426,228		$453		$13		$0
		10/2022		DKK	123,418		16,683		415		0
		10/2022		EUR	1,098		1,100		24		0
		10/2022		JPY	209,000		1,510		66		0
		10/2022		NOK	58,424		5,413		48		0
		10/2022			$1,048		CLP	997,548	0		(21)
		10/2022			1,362		GBP	1,186	0		(38)
		11/2022			5,413		NOK	58,392	0		(50)
		12/2022		CNY	576		$84		3		0
		12/2022		ILS	4,306		1,276		61		0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2022 (Unaudited)

	01/2023	JPY	4,120,000		28,813	3	0
	03/2023	MYR	32,312		7,159	233	0
	03/2023		$518	ZAR	9,139	0	(20)
	04/2023	ILS	5,853		$1,784	120	0
	05/2023	CNH	10,195		1,576	138	0
	05/2023	PEN	1,105		279	7	0
BPS	10/2022	BRL	7,950		1,471	0	(3)
	10/2022	CAD	3,770		2,859	129	0
	10/2022	CLP	81,119		86	2	0
	10/2022	CNH	44,913		6,500	209	0
	10/2022	EUR	10,264		10,773	703	0
	10/2022	GBP	5,415		5,828	0	(218)
	10/2022	JPY	1,105,000		7,923	288	0
	10/2022	PEN	1,656		406	0	(10)
	10/2022		$1,526	BRL	7,950	0	(52)
	10/2022		1,198	CHF	1,170	0	(13)
	10/2022		412	DKK	3,090	0	(5)
	10/2022		8,434	EUR	8,417	0	(185)
	10/2022		3,194	GBP	2,761	0	(111)
	10/2022		9,086	JPY	1,310,800	0	(29)
	10/2022		14	MXN	275	0	0
	11/2022	CAD	3,868		$3,015	214	0
	11/2022	CLP	203,592		204	0	(5)
	11/2022	THB	8,677		229	0	(1)
	11/2022		$834	THB	29,528	0	(49)
	12/2022	CNH	429		$62	2	0
	12/2022	MXN	275		13	0	0
	12/2022		$62	CNY	429	0	(2)
	03/2023	CNH	4,642		$719	66	0
	03/2023	ILS	1,587		469	19	0
	03/2023	ZAR	7,839		431	4	0
BRC	10/2022	JPY	5,360,000		39,397	2,338	0
	10/2022	MYR	799		175	4	0
	10/2022		$287	MYR	1,335	0	(1)
	11/2022	JPY	2,880,000		$21,632	1,659	0
	12/2022	ZAR	5,890		324	0	0
CBK	10/2022	BRL	11,615		2,257	104	0
	10/2022	CHF	402		419	11	0
	10/2022	CLP	276,793		287	2	0
	10/2022	ILS	300		96	12	0
	10/2022	JPY	4,000,888		28,988	1,344	0
	10/2022	PEN	9,737		2,460	21	0
	10/2022		$2,186	BRL	11,615	2	(35)
	10/2022		696	DKK	5,215	0	(9)
	10/2022		9,884	EUR	9,815	0	(250)
	10/2022		6,047	NOK	58,771	0	(650)
	10/2022		424	PEN	1,656	0	(8)
	11/2022	CAD	3,571		$2,781	195	0
	11/2022	PEN	9,069		2,285	19	0
	12/2022	CNH	168		24	1	0
	12/2022	ILS	5,301		1,703	209	0
	12/2022	MXN	16,314		800	0	0
	12/2022	PEN	6,198		1,608	65	0
	12/2022	TWD	34,541		1,124	36	0
	12/2022		$24	CNY	168	0	(1)
	12/2022		303	KRW	405,335	0	(21)
	12/2022		583	PEN	2,446	26	0
	01/2023	PEN	1,656		$419	8	0
	01/2023		$2,213	BRL	11,615	0	(104)
	01/2023		176	PEN	694	0	(4)
	02/2023	ILS	5,971		$1,806	114	0
	04/2023		8,048		2,445	157	0
	05/2023	CNH	821		127	11	0
	05/2023	ILS	10,212		3,071	163	0
CLY	10/2022	ZAR	2,794		179	25	0
	12/2022		$188	CLP	173,973	0	(11)
	05/2023	CNH	16,208		$2,506	220	0
DUB	10/2022	CZK	215		9	0	0
	12/2022		$628	ZAR	9,862	0	(86)
	03/2023	ILS	2,083		$614	23	0
	05/2023	CNH	297		46	4	0
GLM	10/2022	CZK	196		8	0	0
	10/2022	MXN	275		13	0	0
	10/2022	MYR	1,064		229	1	0
	10/2022		$16	CNH	109	0	0
	10/2022		6,814	MYR	30,631	0	(249)
	11/2022	ILS	7,100		$2,297	302	0
	12/2022		$564	PEN	2,247	0	(5)
	03/2023	CNH	8,766		$1,357	124	0
JPM	10/2022	BRL	3,682		689	7	0
	10/2022	CAD	3,787		2,927	185	0
	10/2022	CLP	22,885		23	0	(1)
	10/2022	CNH	81,843		11,790	326	0
	10/2022		$681	BRL	3,682	2	0
	11/2022	CAD	3,670		$2,847	191	0
	11/2022	IDR	580,058		39	1	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2022 (Unaudited)

11/2022	$684	BRL	3,682	0	(7)
12/2022	ILS	800	$259	34	0
12/2022	KRW	5,243,912	3,903	259	0
12/2022	TWD	45,716	1,487	48	0
12/2022	ZAR	3,972	220	2	0
MBC	10/2022	EUR	14,420	14,691	646	(98)
10/2022	GBP	1,853	1,960	0	(109)
10/2022	JPY	340,000	2,489	135	0
10/2022	NZD	10,049	5,746	123	0
10/2022	SGD	364	259	6	0
10/2022	$7,543	JPY	1,071,200	0	(142)
11/2022	JPY	260,000	$1,918	112	0
11/2022	NZD	189	108	2	0
11/2022	$429	CHF	419	0	(3)
11/2022	944	DKK	7,165	3	0
11/2022	857	EUR	876	3	0
12/2022	CNH	217	$31	1	0
12/2022	TWD	7,272	229	0	0
12/2022	$31	CNY	216	0	(1)
05/2023	CNH	71,486	$10,652	575	0
MYI	10/2022	AUD	1,515	1,053	84	0
10/2022	CAD	4,000	3,107	212	0
10/2022	JPY	1,309,213	9,465	419	0
10/2022	NZD	794	491	47	0
10/2022	$15,257	DKK	117,802	271	0
10/2022	51,810	EUR	53,700	819	0
10/2022	35,650	GBP	32,927	1,117	(2)
10/2022	13,130	JPY	1,893,363	0	(48)
10/2022	844	MXN	17,247	9	0
10/2022	ZAR	4,351	$241	1	0
11/2022	DKK	114,901	14,914	0	(261)
11/2022	EUR	53,700	51,916	0	(818)
11/2022	GBP	32,807	35,535	0	(1,119)
11/2022	JPY	1,888,302	13,130	48	0
11/2022	THB	117,810	3,282	153	0
11/2022	$1,269	THB	45,227	0	(68)
12/2022	CNH	98	$14	0	0
12/2022	CNY	436	64	2	0
12/2022	$14	CNY	97	0	0
RBC	10/2022	CLP	6,603	$7	0	0
10/2022	$3,118	EUR	3,100	0	(79)
SCX	10/2022	GBP	260	$298	7	0
10/2022	$278	CLP	261,324	0	(8)
11/2022	IDR	866,938	$58	1	0
12/2022	CNH	109	16	0	0
12/2022	KRW	7,059,206	5,310	404	0
12/2022	$16	CNY	108	0	0
03/2023	MYR	8,528	$1,889	62	0
SOG	10/2022	EUR	54,861	55,208	1,442	0
SSB	10/2022	$191	MYR	889	0	0
11/2022	CLP	323,883	$331	0	(2)
TOR	10/2022	JPY	4,573,601	33,628	2,014	0
10/2022	$3,506	CAD	4,785	0	(42)
11/2022	CAD	4,786	$3,507	42	0
12/2022	JPY	1,230,000	8,667	95	0
UAG	10/2022	AUD	231	159	11	0
10/2022	CLP	976	1	0	0
10/2022	CNH	69,951	10,047	248	0
10/2022	GBP	31,199	36,301	1,466	0
10/2022	HKD	3,510	448	0	0
10/2022	SGD	396	276	0	0
10/2022	$4,632	EUR	4,499	0	(217)
10/2022	35,783	JPY	5,159,635	0	(133)
10/2022	415	ZAR	7,145	0	(21)
11/2022	JPY	5,145,835	$35,783	133	0
11/2022	NZD	10,843	6,208	140	0
11/2022	$1,307	THB	46,508	0	(72)
12/2022	331	KRW	474,431	0	(1)

Total Forward Foreign Currency Contracts	$21,875	$(5,498)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	01/11/2024	2,600	$75	$285

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2022 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2025		EUR	97.000	05/23/2025	1,100	$83	$378

Total Purchased Options							$158	$663

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.900%	11/16/2022	700	$(1)	$(1)
BRC	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.900	11/16/2022	600	(1)	(1)
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	2.000	12/21/2022	600	(2)	(1)
DUB	Put - OTC CDX.IG-38 5-Year Index		Sell	1.350	12/21/2022	1,100	(1)	(3)
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.400	12/21/2022	2,100	(3)	(4)
GST	Put - OTC CDX.IG-38 5-Year Index		Sell	1.600	10/19/2022	1,800	(3)	0
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.400	11/16/2022	2,900	(3)	(3)
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.500	12/21/2022	3,200	(5)	(5)
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	3.000	03/15/2023	1,400	(2)	(1)
JPM	Put - OTC CDX.IG-38 5-Year Index		Sell	1.350	11/16/2022	2,300	(3)	(3)
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.900	11/16/2022	700	(1)	(1)
MYC	Put - OTC CDX.IG-38 5-Year Index		Sell	1.600	12/21/2022	900	(1)	(1)

							$(26)	$(24)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	1,600	$(5)	$(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	1,600	(5)	(14)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	22,600	(73)	(389)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.830	10/11/2022	2,100	(11)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.330	10/11/2022	2,100	(11)	(43)
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	2,700	(3)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	2,700	(8)	(28)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	1,800	(3)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	1,800	(3)	(17)
	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	1,100	(83)	(398)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	1,000	(6)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	1,000	(6)	(14)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	700	(6)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	700	(6)	(10)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	66,900	(133)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	66,900	(133)	(2,197)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	600	(4)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	600	(4)	(8)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	800	(5)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	800	(5)	(10)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	700	(5)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	700	(5)	(8)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	700	(5)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	700	(5)	(8)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2022 (Unaudited)

	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	700	(5)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	700	(5)	(8)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	800	(6)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	800	(6)	(11)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	800	(6)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	800	(6)	(11)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	700	(5)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	700	(5)	(9)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	300	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	300	(2)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	1,100	(4)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	1,100	(4)	(9)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	1,300	(5)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	1,300	(5)	(11)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	1,100	(3)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	1,100	(3)	(9)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	2,000	(16)	(6)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	2,000	(16)	(28)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	700	(5)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	700	(5)	(9)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	5,700	(11)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	5,700	(11)	(58)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/24/2023	1,800	(2)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/24/2023	1,800	(5)	(17)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	1,900	(3)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	1,900	(3)	(18)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/15/2023	800	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/15/2023	800	(1)	(8)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	6,200	(44)	(8)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	600	(4)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	600	(4)	(8)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	700	(5)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	700	(5)	(9)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	1,100	(7)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	1,100	(7)	(15)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	1,100	(8)	(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	1,100	(8)	(14)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	1,100	(8)	(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	1,100	(8)	(14)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/03/2023	5,700	(11)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/03/2023	5,700	(11)	(58)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/04/2023	2,800	(5)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/04/2023	2,800	(5)	(29)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2022 (Unaudited)

Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	1,900	(2)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	1,900	(4)	(20)

$(830)	$(3,575)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Floor	0.000%	1-Month USD-LIBOR	10/07/2022	9,500	$(10)	$0
Call - OTC 1-Year Interest Rate Floor	0.000	1-Month USD-LIBOR	10/08/2022	5,250	(5)	0

$(15)	$0

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 11/01/2052	$99.258	11/07/2022	1,500	$(8)	$0

Total Written Options	$(879)	$(3,599)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	South Korea Government International Bond	(1.000)%	Quarterly	06/20/2023	0.359%	$3,000	$(73)	$58	$0	$(15)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.353	800	(15)	11	0	(4)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.359	2,000	(51)	41	0	(10)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.353	1,600	(31)	23	0	(8)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.359	800	(20)	16	0	(4)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.359	200	(5)	4	0	(1)

$(195)	$153	$0	$(42)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	1.200%	$900	$(22)	$18	$0	$(4)
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	1.200	600	(15)	12	0	(3)
GST	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	12/20/2026	0.495	400	12	(4)	8	0

$(25)	$26	$8	$(7)

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	5,200	$3,918	$25	$(13)	$12	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	4,200	2,898	1	4	5	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2022 (Unaudited)

GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	4,100		2,829	(15)	5	0	(10)
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.298% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/14/2030	1,800		1,293	9	(4)	5	0

								$20	$(8)	$22	$(10)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month MYR-KLIBOR	4.000%	Quarterly	09/21/2027	MYR	23,488	$27	$(21)	$6	$0
	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/21/2027		11,200	7	53	60	0
	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032		100	0	1	1	0
	Receive	3-Month MYR-KLIBOR	3.250	Quarterly	03/16/2032		1,269	2	22	24	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	THB	82,000	(3)	18	15	0
	Pay	6-Month THB-THBFIX	2.000	Semi-Annual	03/16/2032		38,500	6	(100)	0	(94)
	Pay	6-Month THB-THBFIX	2.750	Semi-Annual	06/15/2032		20,300	(7)	(5)	0	(12)
	Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032		14,600	2	6	8	0
	Pay	6-Month THB-THBFIX	2.750	Semi-Annual	09/21/2032		33,500	(1)	(28)	0	(29)
BPS	Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032		33,900	5	15	20	0
CBK	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	MYR	1,200	0	18	18	0
GLM	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/21/2027		1,600	0	9	9	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/21/2032		1,500	(1)	18	17	0
	Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032	THB	15,800	3	5	8	0
GST	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024		369,900	(39)	105	66	0
	Pay	6-Month THB-THBFIX	2.500	Semi-Annual	09/21/2032		21,500	(4)	(27)	0	(31)
NGF	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	MYR	2,200	(4)	36	32	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	THB	41,200	(2)	9	7	0
SCX	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/21/2027	MYR	3,400	3	15	18	0
	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032		1,600	(5)	28	23	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	THB	361,778	15	49	64	0
	Receive	3-Month THB-THBFIX Compounded-OIS	1.750	Quarterly	09/21/2024		97,000	5	25	30	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	09/21/2027		113,600	(21)	112	91	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2027		2,629	0	3	3	0

								$(12)	$366	$520	$(166)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	06/20/2023	$10,500	$44	$480	$524	$0
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	12/20/2022	6,700	7	384	391	0
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	06/20/2023	3,000	13	137	150	0

								$64	$1,001	$1,065	$0

Total Swap Agreements								$(148)	$1,538	$1,615	$(225)

(o)

Securities with an aggregate market value of $2,204 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)		Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2022 (Unaudited)

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$48	$0	$48
Australia
Corporate Bonds & Notes	0	297	0	297
Non-Agency Mortgage-Backed Securities	0	366	0	366
Sovereign Issues	0	2,795	0	2,795
Canada
Corporate Bonds & Notes	0	500	0	500
Non-Agency Mortgage-Backed Securities	0	1,148	0	1,148
Sovereign Issues	0	4,523	0	4,523
Cayman Islands
Asset-Backed Securities	0	47,064	0	47,064
Corporate Bonds & Notes	0	1,510	0	1,510
Non-Agency Mortgage-Backed Securities	0	1,786	0	1,786
China
Sovereign Issues	0	33,541	0	33,541
Denmark
Corporate Bonds & Notes	0	15,685	0	15,685
France
Corporate Bonds & Notes	0	6,050	0	6,050
Sovereign Issues	0	7,975	0	7,975
Germany
Corporate Bonds & Notes	0	10,177	0	10,177
India
Corporate Bonds & Notes	0	498	0	498
Ireland
Asset-Backed Securities	0	7,192	0	7,192
Corporate Bonds & Notes	0	1,186	0	1,186
Non-Agency Mortgage-Backed Securities	0	1,348	0	1,348
Israel
Sovereign Issues	0	2,415	0	2,415
Italy
Corporate Bonds & Notes	0	2,597	0	2,597
Sovereign Issues	0	436	0	436
Japan
Corporate Bonds & Notes	0	2,859	0	2,859
Sovereign Issues	0	53,114	0	53,114
Jersey, Channel Islands
Asset-Backed Securities	0	1,665	0	1,665
Luxembourg
Corporate Bonds & Notes	0	963	0	963
Malaysia
Corporate Bonds & Notes	0	638	0	638
Sovereign Issues	0	1,856	0	1,856
Multinational
Corporate Bonds & Notes	0	1,310	0	1,310
Netherlands
Corporate Bonds & Notes	0	2,652	0	2,652
Preferred Securities	0	142	0	142
New Zealand
Sovereign Issues	0	314	0	314
Norway
Corporate Bonds & Notes	0	496	0	496
Peru
Corporate Bonds & Notes	0	513	0	513
Sovereign Issues	0	5,257	0	5,257
Qatar
Corporate Bonds & Notes	0	891	0	891
Sovereign Issues	0	353	0	353
Romania

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2022 (Unaudited)

Sovereign Issues	0	2,529	0	2,529
Serbia
Sovereign Issues	0	589	0	589
South Korea
Sovereign Issues	0	7,894	0	7,894
Spain
Corporate Bonds & Notes	0	747	0	747
Preferred Securities	0	165	0	165
Sovereign Issues	0	4,622	0	4,622
Supranational
Corporate Bonds & Notes	0	560	0	560
Switzerland
Corporate Bonds & Notes	0	7,056	0	7,056
United Arab Emirates
Sovereign Issues	0	245	0	245
United Kingdom
Corporate Bonds & Notes	0	19,408	0	19,408
Non-Agency Mortgage-Backed Securities	0	17,497	0	17,497
Preferred Securities	0	126	0	126
Sovereign Issues	0	5,940	0	5,940
United States
Asset-Backed Securities	0	28,985	0	28,985
Corporate Bonds & Notes	0	35,567	0	35,567
Loan Participations and Assignments	0	2,037	0	2,037
Municipal Bonds & Notes	0	537	0	537
Non-Agency Mortgage-Backed Securities	0	37,058	0	37,058
Preferred Securities	0	519	0	519
U.S. Government Agencies	0	81,558	0	81,558
U.S. Treasury Obligations	0	18,873	0	18,873
Short-Term Instruments
Commercial Paper	0	10,966	0	10,966
Repurchase Agreements	0	475	0	475
Israel Treasury Bills	0	13,197	0	13,197
Japan Treasury Bills	0	110,236	0	110,236
U.S. Treasury Bills	0	139	0	139

	$0	$629,685	$0	$629,685
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$20,138	$0	$0	$20,138

Total Investments	$20,138	$629,685	$0	$649,823

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(63,925)	$0	$(63,925)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	635	2,472	0	3,107
Over the counter	0	24,153	0	24,153

	$635	$26,625	$0	$27,260
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(424)	(1,267)	0	(1,691)
Over the counter	0	(9,322)	0	(9,322)

	$(424)	$(10,589)	$0	$(11,013)

Total Financial Derivative Instruments	$211	$16,036	$0	$16,247

Totals	$20,349	$581,796	$0	$602,145

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio's shares is based on the Portfolio's net asset value (“NAV”). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for The Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using such data reflecting the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Sources or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Frequent or Excessive Purchases, Exchanges and Redemptions" section in the Portfolio's prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2022 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$302	$4	$0	$0	$(6)	$300	$4	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$19,651	$238,295	$(238,100)	$(282)	$274	$19,838	$95	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
CLY	Crédit Agricole Corporate and Investment Bank	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank
FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NOK	Norwegian Krone
BRL	Brazilian Real	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	USD (or $)	United States Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	ZAR	South African Rand
EUR	Euro

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	MUTKCALM	Tokyo Overnight Average Rate	SRFXON3	Swiss Overnight Rate Average (6PM)
CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	UKRPI	United Kingdom Retail Prices Index
CNREPOFIX	China Fixing Repo Rates 7-Day	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR
LIBOR01M	1 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	KLIBOR	Kuala Lumpur Interbank Offered Rate	PIK	Payment-in-Kind
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	MIBOR	Mumbai Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
DAC	Designated Activity Company	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
EURIBOR	Euro Interbank Offered Rate

Schedule of Investments PIMCO International Bond Portfolio (Unhedged)	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 120.5% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$7	$1
1.500% due 07/09/2035 þ		5	1
Provincia de Buenos Aires 62.098% due 04/12/2025	ARS	100	0

Total Argentina (Cost $6)			2

AUSTRALIA 1.9%
CORPORATE BONDS & NOTES 0.5%
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		$100	99

SOVEREIGN ISSUES 1.4%
Australia Government International Bond
0.500% due 09/21/2026	AUD	400	226
1.000% due 12/21/2030		100	51
Treasury Corp. of Victoria 4.250% due 12/20/2032		20	13

			290

Total Australia (Cost $472)			389

CANADA 0.3%
SOVEREIGN ISSUES 0.3%
Canada Government International Bond 2.000% due 12/01/2051	CAD	100	57

Total Canada (Cost $80)			57

CAYMAN ISLANDS 9.6%
ASSET-BACKED SECURITIES 8.4%
Apex Credit CLO Ltd. 4.517% due 09/20/2029 ~		$176	173
Arbor Realty Commercial Real Estate Notes Ltd. 3.735% due 01/15/2037 •		100	97
BDS Ltd. 4.343% due 12/16/2036 •		100	97
Brightspire Capital Ltd. 4.143% due 08/19/2038 •		100	97
Dryden Senior Loan Fund 3.532% due 04/15/2029 ~		93	92
GPMT Ltd. 4.402% due 12/15/2036 •		100	98
Halseypoint CLO Ltd. 3.810% due 07/20/2031 ~		100	99
LoanCore Issuer Ltd.
3.834% due 01/17/2037 ~		100	97
4.118% due 11/15/2038 •		100	97
MF1 Ltd.
4.039% due 07/16/2036 •		100	97
4.073% due 10/16/2036 •		100	96
Palmer Square Loan Funding Ltd. 3.510% due 07/20/2029 ~		119	118
Starwood Commercial Mortgage Trust 4.139% due 04/18/2038 •		100	98
Starwood Mortgage Trust 3.635% due 11/15/2038 ~		100	98
TCI-Symphony CLO Ltd. 3.475% due 10/13/2032 •		100	97
TPG Real Estate Finance Issuer Ltd. 3.935% due 02/15/2039 •		100	97
Venture CLO Ltd.
3.730% due 04/20/2029 ~		51	51

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

3.810% due 01/20/2029 ~		98	97

			1,796

CORPORATE BONDS & NOTES 0.8%
Sands China Ltd. 5.900% due 08/08/2028		200	169

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
AREIT Trust 4.073% due 11/17/2038 ~		87	83

Total Cayman Islands (Cost $2,124)			2,048

CHINA 6.1%
SOVEREIGN ISSUES 6.1%
China Development Bank
4.240% due 08/24/2027	CNY	2,800	423
4.880% due 02/09/2028		2,100	326
China Government International Bond
2.680% due 05/21/2030		1,100	154
3.530% due 10/18/2051		800	120
3.720% due 04/12/2051		600	93
3.810% due 09/14/2050		1,200	188

Total China (Cost $1,341)			1,304

DENMARK 2.5%
CORPORATE BONDS & NOTES 2.5%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	1,181	103
1.500% due 10/01/2053		100	9
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		2,597	220
1.500% due 10/01/2053		98	9
Nykredit Realkredit AS
1.000% due 10/01/2050		1,177	105
1.500% due 10/01/2053		492	47
Realkredit Danmark AS
1.000% due 10/01/2050		293	27
1.500% due 10/01/2053		196	19

Total Denmark (Cost $908)			539

FRANCE 3.4%
CORPORATE BONDS & NOTES 0.7%
BNP Paribas SA 3.132% due 01/20/2033 •		$200	152

SOVEREIGN ISSUES 2.7%
France Government International Bond
0.500% due 05/25/2072	EUR	50	20
0.750% due 05/25/2052		250	139
2.000% due 05/25/2048		220	177
2.250% due 10/25/2022		100	98
3.250% due 05/25/2045		140	143

			577

Total France (Cost $1,046)			729

GERMANY 2.0%
CORPORATE BONDS & NOTES 2.0%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	100	83
1.750% due 11/19/2030 •		100	74
2.625% due 02/12/2026		200	182
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)		100	86

Total Germany (Cost $600)			425

IRELAND 2.2%
ASSET-BACKED SECURITIES 1.8%
Man GLG Euro CLO DAC
0.870% due 01/15/2030 •	EUR	151	146

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

1.690% due 12/15/2031 ~		250	236

			382

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Shamrock Residential DAC 1.530% due 01/24/2061 •		94	91

Total Ireland (Cost $565)			473

ISRAEL 0.2%
SOVEREIGN ISSUES 0.2%
Israel Government International Bond 2.000% due 03/31/2027	ILS	200	53

Total Israel (Cost $62)			53

ITALY 0.9%
SOVEREIGN ISSUES 0.9%
Italy Buoni Poliennali Del Tesoro 0.950% due 12/01/2031	EUR	100	73
Italy Government International Bond 6.000% due 08/04/2028	GBP	100	109

Total Italy (Cost $234)			182

JAPAN 6.7%
SOVEREIGN ISSUES 6.7%
Japan Finance Organization for Municipalities 0.625% due 09/02/2025		$200	178
Japan Government International Bond
0.100% due 03/10/2028 (g)	JPY	31,080	226
0.300% due 06/20/2046		25,000	141
0.500% due 09/20/2046		47,750	283
0.700% due 12/20/2048		35,750	215
0.700% due 06/20/2051		9,650	56
0.700% due 09/20/2051		2,500	15
1.200% due 09/20/2035		42,650	318

Total Japan (Cost $2,048)			1,432

MALAYSIA 0.2%
SOVEREIGN ISSUES 0.2%
Malaysia Government Investment Issue 4.369% due 10/31/2028	MYR	200	43

Total Malaysia (Cost $50)			43

PERU 1.1%
SOVEREIGN ISSUES 1.1%
Peru Government International Bond
5.350% due 08/12/2040	PEN	100	17
5.940% due 02/12/2029		173	38
6.350% due 08/12/2028		700	161
6.950% due 08/12/2031		79	18

Total Peru (Cost $334)			234

ROMANIA 0.5%
SOVEREIGN ISSUES 0.5%
Romania Government International Bond
2.000% due 04/14/2033	EUR	50	29
2.124% due 07/16/2031		100	62
2.750% due 04/14/2041		15	8

Total Romania (Cost $198)			99

SAUDI ARABIA 0.8%
SOVEREIGN ISSUES 0.8%
Saudi Government International Bond 4.625% due 10/04/2047		$200	171

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

Total Saudi Arabia (Cost $237)			171

SERBIA 0.3%
SOVEREIGN ISSUES 0.3%
Serbia Government International Bond 1.000% due 09/23/2028	EUR	100	66

Total Serbia (Cost $116)			66

SOUTH KOREA 2.1%
SOVEREIGN ISSUES 2.1%
Korea Government International Bond
2.125% due 06/10/2027	KRW	65,000	41
2.375% due 12/10/2027		80,000	51
2.375% due 12/10/2028		330,000	209
2.625% due 06/10/2028		130,000	84
5.500% due 03/10/2028		80,000	59

Total South Korea (Cost $630)			444

SPAIN 1.0%
SOVEREIGN ISSUES 1.0%
Spain Government International Bond
0.850% due 07/30/2037	EUR	100	68
1.450% due 10/31/2071		75	36
3.450% due 07/30/2066		120	111

Total Spain (Cost $326)			215

UNITED ARAB EMIRATES 0.9%
SOVEREIGN ISSUES 0.9%
Emirate of Abu Dhabi Government International Bond 2.500% due 10/11/2022		$200	200

Total United Arab Emirates (Cost $200)			200

UNITED KINGDOM 9.8%
CORPORATE BONDS & NOTES 3.9%
Barclays PLC 2.375% due 10/06/2023 •	GBP	100	112
HSBC Holdings PLC 4.041% due 03/13/2028 •		$200	181
Marks & Spencer PLC 4.250% due 12/08/2023	GBP	100	107
Nationwide Building Society 4.363% due 08/01/2024 •		$200	197
NatWest Group PLC 5.076% due 01/27/2030 •		200	182
Tesco Property Finance PLC 5.744% due 04/13/2040	GBP	46	45

			824

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.2%
Avon Finance PLC 3.045% due 09/20/2048 •		70	78
Eurosail PLC
1.094% due 03/13/2045 ~	EUR	7	7
2.386% due 03/13/2045 ~	GBP	14	15
Mansard Mortgages PLC 2.887% due 12/15/2049 •		50	54
Newgate Funding PLC 3.743% due 12/15/2050 •		86	88
Residential Mortgage Securities PLC 3.395% due 06/20/2070 •		70	79
Ripon Mortgages PLC 2.728% due 08/28/2056 •		184	202
RMAC Securities PLC
0.986% due 06/12/2044 •	EUR	64	58
2.391% due 06/12/2044 ~	GBP	76	81
Silverstone Master Issuer PLC 2.449% due 01/21/2070 •		57	64
Stratton Mortgage Funding PLC 2.588% due 07/20/2060 •		77	85

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

Trinity Square PLC 2.496% due 07/15/2059 •		76	85

			896

SOVEREIGN ISSUES 1.7%
United Kingdom Gilt
1.250% due 07/31/2051		100	62
1.500% due 07/31/2053		100	66
1.750% due 01/22/2049		100	74
3.250% due 01/22/2044		150	151

			353

Total United Kingdom (Cost $2,592)			2,073

UNITED STATES 47.1%
ASSET-BACKED SECURITIES 6.9%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		$4	4
Citigroup Mortgage Loan Trust 3.474% due 06/25/2037 ~		145	142
Countrywide Asset-Backed Certificates 3.564% due 04/25/2037 •		33	27
Countrywide Asset-Backed Certificates Trust
3.224% due 07/25/2037 •		15	13
3.304% due 06/25/2047 ~		206	198
3.744% due 08/25/2035 ~		89	87
LCCM Trust 4.018% due 12/13/2038 ~		100	98
LMREC LLC 4.109% due 04/22/2037 •		68	67
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 3.714% due 02/25/2036 ~		100	93
Renaissance Home Equity Loan Trust 5.634% due 12/25/2032 •		23	21
Saxon Asset Securities Trust 4.834% due 12/25/2037 ~		52	45
SG Mortgage Securities Trust 3.234% due 10/25/2036 ~		128	120
SMB Private Education Loan Trust
1.290% due 07/15/2053		52	47
3.735% due 02/16/2055 ~		95	94
Structured Asset Investment Loan Trust 4.809% due 10/25/2034 •		116	111
Structured Asset Securities Corp. Mortgage Loan Trust 3.219% due 07/25/2036 •		4	4
Terwin Mortgage Trust 4.024% due 11/25/2033 •		1	1
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		44	42
2.900% due 10/25/2059 ~		143	135
4.084% due 05/25/2058 ~		28	27
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		100	96

			1,472

CORPORATE BONDS & NOTES 4.2%
7-Eleven, Inc. 0.625% due 02/10/2023		100	99
Boeing Co. 1.433% due 02/04/2024		100	95
Citigroup, Inc. 3.785% due 03/17/2033 •(i)		100	84
Ford Motor Credit Co. LLC 1.514% due 02/17/2023	EUR	100	97
Goldman Sachs Group, Inc.
3.102% due 02/24/2033 •		$100	80
3.615% due 03/15/2028 •		100	91
JPMorgan Chase & Co. 2.947% due 02/24/2028 •		100	88
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		100	81
Oracle Corp. 2.875% due 03/25/2031 (i)		100	79
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		100	96

			890

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Charter Communications Operating LLC 4.870% (LIBOR01M + 1.750%) due 02/01/2027 ~		94	91

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.6%
Bear Stearns ALT-A Trust 3.542% due 11/25/2036 ^~	54	30
BIG Commercial Mortgage Trust 4.187% due 02/15/2039 •	100	96
Chase Mortgage Finance Trust 3.719% due 07/25/2037 ~	2	2
Citigroup Mortgage Loan Trust
3.000% due 11/27/2051 ~	93	77
3.790% due 09/25/2035 ~	1	1
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~	108	58
Countrywide Alternative Loan Trust 3.784% due 05/25/2036 •	190	85
Countrywide Home Loan Mortgage Pass-Through Trust 6.500% due 11/25/2047	46	26
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 3.464% due 08/25/2047 ~	78	63
DROP Mortgage Trust 3.970% due 10/15/2043 ~	100	97
Extended Stay America Trust 3.898% due 07/15/2038 •	99	96
First Horizon Mortgage Pass-Through Trust 2.847% due 05/25/2037 ^~	9	4
GS Mortgage-Backed Securities Trust
2.500% due 01/25/2052 ~	91	72
2.500% due 07/25/2052 ~	93	74
3.000% due 09/25/2052 ~	97	81
GSR Mortgage Loan Trust 3.058% due 11/25/2035 ~	11	11
HarborView Mortgage Loan Trust 3.553% due 02/19/2036 •	129	71
Impac CMB Trust 3.804% due 10/25/2034 •	18	16
IndyMac INDX Mortgage Loan Trust 3.564% due 07/25/2035 •	9	9
JP Morgan Alternative Loan Trust 3.230% due 12/25/2035 ^~	30	22
JP Morgan Mortgage Trust
2.908% due 02/25/2036 ^~	6	5
3.000% due 12/25/2051 ~	89	74
3.000% due 01/25/2052 ~	179	148
3.000% due 03/25/2052 ~	94	78
3.000% due 05/25/2052 ~	182	151
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 3.678% due 08/15/2032 •	10	9
Merrill Lynch Mortgage Investors Trust 2.766% due 02/25/2035 ~	3	3
Morgan Stanley Bank of America Merrill Lynch Trust 1.078% due 12/15/2048 ~(a)	149	0
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	53	50
2.750% due 11/25/2059 ~	54	49
PRET LLC 1.843% due 09/25/2051 þ	84	78
Structured Asset Securities Corp. 3.364% due 01/25/2036 •	12	12
Thornburg Mortgage Securities Trust 6.050% due 06/25/2047 ^•	4	4
UWM Mortgage Trust
2.500% due 11/25/2051 ~	93	74
2.500% due 12/25/2051 ~	93	75
WaMu Mortgage Pass-Through Certificates Trust
2.482% due 03/25/2034 ~	21	21
2.828% due 03/25/2035 ~	17	17
3.552% due 09/25/2036 ~	6	5

		1,844

	SHARES
PREFERRED SECURITIES 0.2%
Bank of America Corp. 5.875% due 03/15/2028 •(h)	50,000	43

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

		PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 22.2%
Fannie Mae 3.500% due 01/01/2059		$50	46
Freddie Mac
0.109% due 01/15/2038 ~(a)		18	1
2.723% due 01/15/2038 ~		18	19
3.418% due 12/15/2037 ~		1	1
Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052		195	158
2.500% due 01/01/2052		97	82
3.000% due 10/01/2049		73	64
3.500% due 10/01/2039 - 07/01/2050		45	42
4.000% due 06/01/2050		32	30
Uniform Mortgage-Backed Security, TBA
2.500% due 10/01/2052		1,800	1,511
3.000% due 10/01/2052 - 11/01/2052		300	261
3.500% due 11/01/2052		400	360
4.000% due 11/01/2052		1,100	1,020
4.500% due 10/01/2052		1,200	1,143

			4,738

U.S. TREASURY OBLIGATIONS 4.6%
U.S. Treasury Inflation Protected Securities (g)
0.500% due 01/15/2028 (j)		601	557
2.500% due 01/15/2029 (m)		138	143
U.S. Treasury Notes
2.875% due 04/30/2025 (j)		300	290

			990

Total United States (Cost $10,721)			10,068

SHORT-TERM INSTRUMENTS 20.9%
COMMERCIAL PAPER 2.0%
Bank of Nova Scotia
3.270% due 10/31/2022	CAD	200	145
3.312% due 11/01/2022		100	72
Canadian Imperial Bank of Commerce 3.341% due 11/07/2022		100	72
Toronto Dominion Bank
3.299% due 11/09/2022		100	72
3.300% due 11/09/2022		100	72

			433

FRANCE TREASURY BILLS 1.4%
(0.274)% due 10/12/2022 (e)(f)	EUR	300	294

ISRAEL TREASURY BILLS 2.5%
0.688% due 01/04/2023 - 04/05/2023 (d)(e)	ILS	1,900	528

JAPAN TREASURY BILLS 14.2%
(0.145)% due 10/17/2022 - 01/11/2023 (b)(d)(e)	JPY	440,000	3,041

U.S. TREASURY BILLS 0.8%
3.017% due 12/15/2022 (e)(f)		$177	176

Total Short-Term Instruments (Cost $4,693)			4,472

Total Investments in Securities (Cost $29,583)			25,718

		SHARES
INVESTMENTS IN AFFILIATES 1.5%
SHORT-TERM INSTRUMENTS 1.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.5%
PIMCO Short Asset Portfolio		1,479	14
PIMCO Short-Term Floating NAV Portfolio III		32,495	316

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

Total Short-Term Instruments (Cost $330)	330

Total Investments in Affiliates (Cost $330)	330

Total Investments 122.0% (Cost $29,913)	$26,048
Financial Derivative Instruments (k)(l) (1.5)%(Cost or Premiums, net $(129))	(312)
Other Assets and Liabilities, net (20.5)%	(4,388)

Net Assets 100.0%	$21,348

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	3.785%	03/17/2033	03/17/2022	$100	$84	0.39%
Oracle Corp.	2.875	03/25/2031	03/22/2021	100	79	0.37

$200	$163	0.76%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BSN	3.080%	09/22/2022	10/13/2022	$(870)	$(871)

Total Reverse Repurchase Agreements	$(871)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (18.8)%
U.S. Government Agencies (18.8)%
Uniform Mortgage-Backed Security, TBA	2.000%	10/01/2037	$400	$(372)	$(353)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2052	2,400	(1,987)	(1,944)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2052	2,050	(1,815)	(1,720)

Total Short Sales (18.8)%	$(4,174)	$(4,017)

(j)	Securities with an aggregate market value of $848 have been pledged as collateral under the terms of the above master agreements as of September 30, 2022.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(582) at a weighted average interest rate of 0.462%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2023	2	$478	$(9)	$0	$0
Australia Government 10-Year Bond December Futures	12/2022	7	524	(14)	8	0
Euro-BTP December Futures	12/2022	2	219	(10)	2	(1)
Euro-Buxl 30-Year Bond December Futures	12/2022	1	144	(14)	1	(3)
Euro-Schatz December Futures	12/2022	24	2,521	(21)	6	0
U.S. Treasury 5-Year Note December Futures	12/2022	11	1,183	(46)	0	(3)
U.S. Treasury 10-Year Note December Futures	12/2022	8	897	(41)	0	(3)

$(155)	$17	$(10)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond December Futures	12/2022	3	$(204)	$2	$0	$(1)
Canada Government 10-Year Bond December Futures	12/2022	2	(179)	3	0	0
Euro-Bobl December Futures	12/2022	28	(3,286)	80	1	(16)
Euro-OAT France Government 10-Year Bond December Futures	12/2022	5	(647)	30	3	(5)
U.S. Treasury 2-Year Note December Futures	12/2022	5	(1,027)	17	1	0
U.S. Treasury 10-Year Ultra December Futures	12/2022	15	(1,777)	113	7	0
United Kingdom Long Gilt December Futures	12/2022	6	(646)	69	5	0

$314	$17	$(22)

Total Futures Contracts	$159	$34	$(32)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2022	0.744%	EUR	100	$1	$(1)	$0	$0	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	4.521	50	(5)	0	(5)	0	0

$(4)	$(1)	$(5)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-37 5-Year Index	(1.000)%	Quarterly	06/20/2027	$98	$8	$1	$9	$0	$(2)
CDX.IG-37 10-Year Index	(1.000)	Quarterly	12/20/2031	400	(2)	10	8	0	(1)
CDX.IG-39 10-Year Index	(1.000)	Quarterly	12/20/2032	700	20	0	20	0	0
iTraxx Europe Main 37 10-Year Index	(1.000)	Quarterly	06/20/2032	EUR	100	3	1	4	0	0
iTraxx Europe Main 38 10-Year Index	(1.000)	Quarterly	12/20/2032	100	4	0	4	0	0

$33	$12	$45	$0	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	$1,300	$0	$0	$0	$0	$(1)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%		Quarterly	03/07/2024		200	0	0	0	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.088%		Quarterly	09/06/2024		700	0	0	0	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.105%		Quarterly	09/27/2024		600	0	0	0	0	0
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.102%		Quarterly	10/04/2024		400	0	0	0	0	0

							$0	$0	$0	$0	$(1)

INTEREST RATE SWAPS
										Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.010%	Annual	02/07/2023	GBP	1,100	$(12)	$(13)	$(25)	$1	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	2.250	Annual	03/15/2028		300	(19)	(21)	(40)	0	(2)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.155	Annual	09/27/2032		100	0	2	2	0	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		700	(123)	(21)	(144)	0	(6)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053		100	(30)	(1)	(31)	0	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.250	Annual	09/21/2023	INR	74,900	0	(5)	(5)	0	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/21/2024		52,600	0	(7)	(7)	0	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/21/2024		19,592	(1)	(1)	(2)	0	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.750	Semi-Annual	09/21/2024		26,100	0	(1)	(1)	0	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/16/2027		40,660	31	(9)	22	0	(1)
Receive	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/21/2027		9,200	1	1	2	0	0
Receive	1-Day INR-MIBOR Compounded-OIS	7.000	Semi-Annual	09/21/2027		7,700	(1)	1	0	0	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032		3,900	4	(2)	2	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023	JPY	80,000	1	(1)	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/17/2025		100,000	1	(5)	(4)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026		100,000	(9)	2	(7)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.035	Semi-Annual	11/29/2029		20,000	0	(4)	(4)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		50,000	(6)	(10)	(16)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		12,000	(3)	(1)	(4)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		5,000	(5)	(1)	(6)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		20,000	1	12	13	0	(2)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	06/15/2027	SGD	500	0	(10)	(10)	1	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	09/21/2027		200	(1)	(5)	(6)	0	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/21/2027		386	(1)	(8)	(9)	1	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031		100	(9)	(2)	(11)	0	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031		100	(1)	12	11	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		$1,950	110	66	176	7	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

Receive(6)	1-Day USD-SOFR Compounded-OIS	1.320	Annual	12/21/2023		4,650	93	47	140	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.117	Annual	03/31/2024		500	0	16	16	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.209	Annual	03/31/2024		600	0	18	18	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.850	Annual	04/21/2024		2,000	22	26	48	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		1,400	37	22	59	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	2.965	Annual	06/30/2024		1,100	0	(23)	(23)	0	(1)
Pay(6)	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024		400	0	(9)	(9)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		1,500	0	53	53	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		200	1	21	22	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		800	30	70	100	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027		100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028		100	0	(13)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029		100	0	(12)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029		100	0	(10)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.936	Annual	03/25/2029		200	(1)	(19)	(20)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.175	Annual	04/21/2029		200	(1)	(16)	(17)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.730	Annual	04/30/2029		200	0	11	11	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	04/30/2029		100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.817	Annual	04/30/2029		400	0	20	20	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.818	Annual	04/30/2029		100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.819	Annual	04/30/2029		100	0	5	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		900	(59)	(87)	(146)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		300	21	14	35	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.886	Annual	05/15/2032		1,900	11	(114)	(103)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,075	225	82	307	7	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		100	(3)	(27)	(30)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		60	14	1	15	1	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	400	0	(20)	(20)	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		100	(1)	(4)	(5)	0	0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		150	(2)	(9)	(11)	0	0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		350	11	(29)	(18)	0	(2)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		450	1	(50)	(49)	0	0
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		250	(13)	(21)	(34)	0	0
Pay	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		250	(34)	(24)	(58)	0	(4)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	650	(37)	(16)	(53)	3	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027		400	(10)	(11)	(21)	2	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		100	0	(5)	(5)	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.300	Annual	02/15/2027		100	0	(5)	(5)	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.295	Annual	02/17/2027		100	0	(5)	(5)	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.368	Annual	06/15/2027		400	(6)	(17)	(23)	2	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	03/16/2027	CNY	3,200	1	(1)	0	1	0
Pay(6)	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/21/2027		600	0	0	0	0	0
Pay	3-Month KRW-KORIBOR	3.000	Quarterly	09/21/2027	KRW	715,700	(1)	(24)	(25)	3	0
Pay	3-Month KRW-KORIBOR	3.000	Quarterly	06/15/2032		107,800	0	(5)	(5)	1	0
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	06/15/2032		33,600	0	(1)	(1)	0	0
Pay(6)	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	700	0	(7)	(7)	0	0
Pay(6)	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023		800	0	(8)	(8)	0	0
Pay(6)	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024		700	(2)	(2)	(4)	0	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		500	(3)	(4)	(7)	1	0
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	3,300	8	(21)	(13)	0	0
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		$300	0	9	9	0	0
Receive(6)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		2,900	32	63	95	1	0
Receive	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		150	0	9	9	0	0
Receive	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		350	0	21	21	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		1,800	(19)	216	197	5	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		50	(3)	(6)	(9)	0	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		900	9	(130)	(121)	0	(4)
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	01/20/2029		200	0	(28)	(28)	0	(1)
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/20/2029		100	0	(13)	(13)	0	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	300	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	200	(1)	(12)	(13)	1	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	06/16/2031		50	1	(7)	(6)	0	0
Pay(6)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		100	0	(1)	(1)	0	0
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		700	3	(6)	(3)	3	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	800	0	(6)	(6)	0	0
Pay(6)	6-Month EUR-EURIBOR	1.000	Annual	03/30/2024	EUR	700	(5)	(9)	(14)	1	0
Pay(6)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2025		100	(2)	(1)	(3)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		100	(1)	(8)	(9)	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		100	(1)	(8)	(9)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		100	0	(8)	(8)	1	0
Pay(6)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2028		4,930	(191)	(160)	(351)	22	0
Pay(6)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		2,200	(231)	(29)	(260)	4	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		280	3	(30)	(27)	0	0
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053		350	63	1	64	1	(1)
Pay	6-Month HUF-BBR	1.500	Annual	03/20/2024	HUF	10,900	0	(4)	(4)	0	0
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	2,000	0	(12)	(12)	0	0
Receive	UKRPI	3.740	Maturity	03/15/2031	GBP	100	0	(20)	(20)	0	(3)
Receive	UKRPI	3.700	Maturity	04/15/2031		50	0	(10)	(10)	0	(1)
Pay	UKRPI	4.333	Maturity	09/15/2032		150	0	2	2	5	0

							$(114)	$(424)	$(538)	$99	$(42)

Total Swap Agreements							$(85)	$(413)	$(498)	$99	$(46)

Cash of $752,301 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

(7)			Unsettled variation margin asset of $5 for closed swap agreements is outstanding at period end.
(l)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	10/2022	AUD	14		$9	$0	$0
	10/2022	CLP	5,645		6	0	0
	10/2022	CNH	604		87	2	0
	10/2022	DKK	4,052		548	14	0
	10/2022	JPY	2,200		16	1	0
	10/2022	NOK	2,679		248	2	0
	10/2022	SEK	120		11	0	0
	10/2022		$12	CHF	12	0	0
	10/2022		43	CLP	40,705	0	(1)
	10/2022		11	EUR	11	0	0
	10/2022		6	HUF	2,450	0	0
	11/2022		248	NOK	2,678	0	(2)
	12/2022	JPY	20,000		$140	1	0
	12/2022	TWD	347		11	0	0
	12/2022		$1,056	CNY	7,279	0	(33)
	01/2023	JPY	50,000		$351	1	0
	01/2023		$2	RON	12	0	0
	03/2023	MYR	1,049		$232	8	0
	03/2023		$87	CNH	601	0	(2)
	03/2023		22	ZAR	390	0	(1)
	05/2023	CNH	446		$69	6	0
BPS	10/2022	BRL	250		46	0	0
	10/2022	CLP	9,649		10	0	0
	10/2022	EUR	286		292	12	0
	10/2022	GBP	236		259	2	(7)
	10/2022		$48	BRL	250	0	(2)
	10/2022		24	CNH	170	0	0
	10/2022		38	DKK	280	0	(1)
	10/2022		37	EUR	37	0	(1)
	10/2022		306	JPY	44,000	0	(2)
	10/2022		65	PLN	300	0	(4)
	11/2022	CAD	198		$155	11	0
	11/2022	CLP	7,984		8	0	0
	11/2022	GBP	296		331	0	0
	11/2022		$50	IDR	740,828	0	(1)
	11/2022		75	THB	2,652	0	(4)
	12/2022	CNH	335		$48	1	0
	12/2022		$52	CNY	357	0	(1)
	03/2023	ZAR	279		$15	0	0
BRC	10/2022	DKK	10	EUR	1	0	0
	10/2022	EUR	300		$304	10	0
	10/2022		$11	MYR	51	0	0
	11/2022	JPY	100,000		$750	56	0
	11/2022		$1,377	JPY	198,776	0	0
	12/2022	JPY	60,000		$432	15	0
	12/2022	KRW	12,897		9	0	0
	12/2022	ZAR	248		14	0	0
CBK	10/2022	AUD	12		8	0	0
	10/2022	BRL	357		69	3	0
	10/2022	CHF	17		18	1	0
	10/2022	CLP	20,002		21	0	0
	10/2022	EUR	35		34	0	0
	10/2022	PEN	392		99	1	0
	10/2022		$67	BRL	357	0	(1)
	10/2022		8	CLP	6,819	0	(1)
	10/2022		13	DKK	100	0	0
	10/2022		277	NOK	2,695	0	(30)
	11/2022	CAD	99		$77	5	0
	11/2022	PEN	446		112	1	0
	11/2022		$7	IDR	103,486	0	0
	11/2022	ZAR	119		$8	1	0
	12/2022	CLP	6,819		8	1	0
	12/2022	CNH	96		14	0	0
	12/2022	MXN	418		21	0	0
	12/2022	PEN	52		12	0	(1)
	12/2022	TWD	1,318		43	1	0
	12/2022		$14	CNY	96	0	0
	01/2023	ILS	500		$158	17	0
	01/2023		$68	BRL	357	0	(3)
	02/2023	ILS	398		$120	8	0
	02/2023	PEN	78		20	0	0
	03/2023	ILS	694		205	8	0
	03/2023	PEN	203		53	2	0
	04/2023	ILS	298		91	7	0
	05/2023	CNH	52		8	1	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

CLY	05/2023		718		111	10	0
DUB	10/2022		$30	CZK	742	0	0
	10/2022		5	EUR	5	0	0
	10/2022		266	MXN	5,544	8	0
	12/2022		27	ZAR	421	0	(4)
GLM	10/2022	COP	28,778		$7	1	0
	10/2022	MYR	31		7	0	0
	10/2022		$6	COP	28,778	0	0
	10/2022		17	CZK	411	0	0
	10/2022		374	MYR	1,679	0	(14)
	12/2022		61	PEN	242	0	(1)
	02/2023	COP	28,778		$6	0	0
	03/2023	CNH	601		93	9	0
JPM	10/2022	BRL	136		26	0	0
	10/2022	CLP	995		1	0	0
	10/2022	CNH	243		34	0	0
	10/2022		$25	BRL	136	0	0
	10/2022		506	CAD	655	0	(32)
	10/2022		50	CNH	345	0	(1)
	10/2022		20	HUF	8,405	0	(1)
	11/2022	CAD	99		$77	5	0
	11/2022		$25	BRL	136	0	0
	11/2022		22	IDR	333,146	0	0
	12/2022	KRW	24,117		$18	1	0
	12/2022	TWD	1,740		57	2	0
	12/2022	ZAR	172		10	0	0
MBC	10/2022	EUR	211		205	1	(3)
	10/2022	GBP	60		63	0	(4)
	10/2022	JPY	100,000		732	40	0
	10/2022	NZD	365		208	4	0
	10/2022		$27	CNH	191	0	(1)
	10/2022		24	JPY	3,400	0	0
	10/2022		172	SEK	1,840	0	(6)
	10/2022		64	SGD	90	0	(1)
	11/2022	EUR	34		$33	0	0
	11/2022	JPY	34,200		250	13	0
	11/2022	NZD	8		5	0	0
	11/2022		$19	CHF	19	0	0
	11/2022		30	DKK	230	0	0
	12/2022	CNH	91		$13	0	0
	12/2022	KRW	12,085		9	1	0
	12/2022		$13	CNY	91	0	0
	03/2023		0	COP	331	0	0
	05/2023	CNH	3		$0	0	0
	05/2023		$228	CNH	1,527	0	(12)
MYI	10/2022	AUD	499		$324	5	0
	10/2022	CAD	241		185	11	0
	10/2022	EUR	5,484		5,291	0	(84)
	10/2022	JPY	144,643		1,003	4	0
	10/2022	MXN	2,978		146	0	(2)
	10/2022	MYR	32		7	0	0
	10/2022		$188	AUD	270	0	(15)
	10/2022		489	DKK	3,773	9	0
	10/2022		53	NZD	85	0	(5)
	10/2022	ZAR	305		$17	0	0
	11/2022	DKK	3,765		489	0	(9)
	11/2022	THB	160		4	0	0
	11/2022		$324	AUD	499	0	(5)
	11/2022		5,302	EUR	5,484	84	0
	11/2022		26	IDR	387,677	0	(1)
	11/2022		1,003	JPY	144,257	0	(4)
	11/2022		44	THB	1,545	0	(3)
	12/2022	CNH	41		$6	0	0
	12/2022		$810	CNY	5,549	0	(31)
RBC	10/2022		13	CNH	91	0	0
	10/2022		3,571	JPY	493,820	0	(159)
	11/2022	JPY	20,000		$151	13	0
SCX	10/2022	CAD	546		397	2	0
	10/2022	CNH	291		42	1	0
	10/2022		$20	AUD	29	0	(2)
	10/2022		630	CAD	825	0	(33)
	10/2022		39	CLP	36,411	0	(1)
	11/2022		397	CAD	546	0	(2)
	11/2022		45	COP	190,918	0	(4)
	11/2022		65	IDR	970,522	0	(1)
	12/2022	CNH	46		$7	0	0
	12/2022	KRW	32,466		24	2	0
	12/2022		$7	CNY	45	0	0
	03/2023	MYR	277		$61	2	0
	05/2023	CNH	1,177		$170	4	0
	05/2023		$176	CNH	1,216	0	(4)
SOG	10/2022	CHF	224		$228	2	0
	10/2022	EUR	444		426	0	(9)
	10/2022		$6,345	EUR	6,305	0	(166)
	11/2022		228	CHF	223	0	(2)
	11/2022		426	EUR	444	9	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

	01/2023		24	RON	123		0	0
SSB	10/2022	CLP	940		$1		0	0
	11/2022		10,764		11		0	0
TOR	10/2022	CAD	937		687		8	0
	10/2022	JPY	40,000		290		14	0
	10/2022		$296	AUD	424		0	(25)
	11/2022		687	CAD	937		0	(8)
	12/2022	JPY	20,000		$141		2	0
UAG	10/2022	CLP	1,951		2		0	0
	10/2022	JPY	195,499		1,357		6	0
	10/2022		$8	AUD	12		0	(1)
	10/2022		237	CHF	229		0	(5)
	10/2022		42	CNH	295		0	(1)
	10/2022		18	ZAR	305		0	(1)
	11/2022		22	IDR	327,755		0	(1)
	11/2022		1,357	JPY	194,976		0	(6)
	01/2023		7	PEN	28		0	0

Total Forward Foreign Currency Contracts							$472	$(768)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	01/11/2024	125	$4	$14

Total Purchased Options							$4	$14

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

DUB	Put - OTC CDX.IG-38 5-Year Index		Sell	1.350%	12/21/2022	100	$0	$(1)
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.400	12/21/2022	100	0	0
GST	Put - OTC CDX.IG-38 5-Year Index		Sell	1.400	11/16/2022	100	0	0
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.500	12/21/2022	100	0	0
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	3.000	03/15/2023	100	(1)	0
JPM	Put - OTC CDX.IG-38 5-Year Index		Sell	1.350	11/16/2022	100	0	0
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.900	11/16/2022	100	0	0
MYC	Put - OTC CDX.IG-38 5-Year Index		Sell	1.600	12/21/2022	100	0	0

							$(1)	$(1)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	100	$0	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	100	0	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	1,000	(3)	(17)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.830	10/11/2022	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.330	10/11/2022	100	(1)	(2)
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	100	0	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	100	0	(1)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	100	0	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	100	0	(1)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	2,900	(6)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	2,900	(6)	(95)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	100	(1)	(2)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	100	(1)	(2)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	100	0	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	100	0	(1)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	100	0	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	100	0	(1)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	100	(1)	(2)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	200	(1)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	200	0	(2)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/24/2023	100	0	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/24/2023	100	0	(1)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	300	(2)	(1)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	100	(1)	(1)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	100	(1)	(1)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/03/2023	200	0	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/03/2023	200	0	(2)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/04/2023	200	0	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/04/2023	200	0	(2)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	100	0	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	100	0	(1)

$(32)	$(137)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Floor	0.000%	1-Month USD-LIBOR	10/07/2022	500	$(1)	$0
Call - OTC 1-Year Interest Rate Floor	0.000	1-Month USD-LIBOR	10/08/2022	250	0	0

$(1)	$0

Total Written Options	$(34)	$(138)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	South Korea Government International Bond	(1.000)%	Quarterly	06/20/2023	0.359%	$200	$(5)	$4	$0	$(1)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.353	100	(2)	1	0	(1)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.359	50	(1)	1	0	0
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.353	100	(2)	1	0	(1)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.359	100	(3)	3	0	0

$(13)	$10	$0	$(3)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	1.200%	$50	$(1)	$1	$0	$0
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	1.200	50	(1)	1	0	0

$(2)	$2	$0	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	200	$151	$1	$0	$1	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	200	138	0	0	0	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	200	138	(1)	0	0	(1)
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.298% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/14/2030	100	72	1	(1)	0	0

$1	$(1)	$1	$(1)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month MYR-KLIBOR	4.000%	Quarterly	09/21/2027	MYR	747	$1	$(1)	$0	$0
Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/21/2027	400	0	2	2	0
Receive	3-Month MYR-KLIBOR	3.250	Quarterly	03/16/2032	40	0	1	1	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	THB	3,100	0	1	1	0
Pay	6-Month THB-THBFIX	2.000	Semi-Annual	03/16/2032	1,300	0	(3)	0	(3)
Pay	6-Month THB-THBFIX	2.750	Semi-Annual	06/15/2032	1,200	(1)	0	0	(1)
Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032	700	0	0	0	0
Pay	6-Month THB-THBFIX	2.750	Semi-Annual	09/21/2032	1,300	0	(1)	0	(1)
BPS	Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032	1,300	0	1	1	0
GLM	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/21/2027	MYR	100	0	1	1	0
Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/21/2032	100	0	1	1	0
Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032	THB	700	0	0	0	0
GST	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	14,900	(2)	5	3	0
Pay	6-Month THB-THBFIX	2.500	Semi-Annual	09/21/2032	500	0	(1)	0	(1)
NGF	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	MYR	100	0	2	2	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	THB	1,700	0	0	0	0
SCX	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	MYR	100	0	1	1	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	THB	13,914	1	1	2	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	09/21/2027	5,700	(1)	6	5	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2027	103	0	0	0	0

$(2)	$16	$20	$(6)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	06/20/2023	$300	$1	$14	$15	$0
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	12/20/2022	300	0	17	17	0
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	06/20/2023	100	1	4	5	0

								$2	$35	$37	$0

Total Swap Agreements								$(14)	$62	$58	$(10)

(m)

Securities with an aggregate market value of $319 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)				Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 09/30/2022

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$2	$0	$2
Australia
Corporate Bonds & Notes	0	99	0	99
Sovereign Issues	0	290	0	290
Canada
Sovereign Issues	0	57	0	57
Cayman Islands
Asset-Backed Securities	0	1,796	0	1,796
Corporate Bonds & Notes	0	169	0	169
Non-Agency Mortgage-Backed Securities	0	83	0	83
China
Sovereign Issues	0	1,304	0	1,304
Denmark
Corporate Bonds & Notes	0	539	0	539
France
Corporate Bonds & Notes	0	152	0	152
Sovereign Issues	0	577	0	577
Germany
Corporate Bonds & Notes	0	425	0	425
Ireland
Asset-Backed Securities	0	382	0	382
Non-Agency Mortgage-Backed Securities	0	91	0	91
Israel
Sovereign Issues	0	53	0	53
Italy
Sovereign Issues	0	182	0	182
Japan
Sovereign Issues	0	1,432	0	1,432
Malaysia
Sovereign Issues	0	43	0	43
Peru
Sovereign Issues	0	234	0	234
Romania
Sovereign Issues	0	99	0	99
Saudi Arabia
Sovereign Issues	0	171	0	171
Serbia
Sovereign Issues	0	66	0	66
South Korea
Sovereign Issues	0	444	0	444
Spain
Sovereign Issues	0	215	0	215
United Arab Emirates
Sovereign Issues	0	200	0	200
United Kingdom
Corporate Bonds & Notes	0	824	0	824
Non-Agency Mortgage-Backed Securities	0	896	0	896
Sovereign Issues	0	353	0	353
United States
Asset-Backed Securities	0	1,472	0	1,472
Corporate Bonds & Notes	0	890	0	890
Loan Participations and Assignments	0	91	0	91
Non-Agency Mortgage-Backed Securities	0	1,844	0	1,844
Preferred Securities	0	43	0	43
U.S. Government Agencies	0	4,738	0	4,738
U.S. Treasury Obligations	0	990	0	990
Short-Term Instruments
Commercial Paper	0	433	0	433
France Treasury Bills	0	294	0	294
Israel Treasury Bills	0	528	0	528
Japan Treasury Bills	0	3,041	0	3,041
U.S. Treasury Bills	0	176	0	176

	$0	$25,718	$0	$25,718
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$330	$0	$0	$330

Total Investments	$330	$25,718	$0	$26,048

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(4,017)	$0	$(4,017)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	26	107	0	133
Over the counter	0	544	0	544

	$26	$651	$0	$677
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(26)	(52)	0	(78)
Over the counter	0	(916)	0	(916)

	$(26)	$(968)	$0	$(994)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2022 (Unaudited)

Total Financial Derivative Instruments	$0	$(317)	$0	$(317)

Totals	$330	$21,384	$0	$21,714

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio's shares is based on the Portfolio's net asset value (“NAV”). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for The Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using such data reflecting the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Sources or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Frequent or Excessive Purchases, Exchanges and Redemptions" section in the Portfolio's prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2022 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$14	$0	$0	$0	$0	$14	$0	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,113	$9,203	$(10,000)	$(14)	$14	$316	$3	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank
CLY	Crédit Agricole Corporate and Investment Bank	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
DUB	Deutsche Bank AG

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NZD	New Zealand Dollar
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TWD	Taiwanese Dollar
COP	Colombian Peso	MXN	Mexican Peso	USD (or $)	United States Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	ZAR	South African Rand
DKK	Danish Krone	NOK	Norwegian Krone

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	SRFXON3	Swiss Overnight Rate Average (6PM)
CNREPOFIX	China Fixing Repo Rates 7-Day	SOFR	Secured Overnight Financing Rate	UKRPI	United Kingdom Retail Prices Index
LIBOR01M	1 Month USD-LIBOR

Other Abbreviations:
ALT	Alternate Loan Trust	JIBAR	Johannesburg Interbank Agreed Rate	OIS	Overnight Index Swap
BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	PIK	Payment-in-Kind
BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CLO	Collateralized Loan Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
DAC	Designated Activity Company	MIBOR	Mumbai Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
EURIBOR	Euro Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 133.5% ¤
CORPORATE BONDS & NOTES 0.2%
INDUSTRIALS 0.2%
United Airlines Pass-Through Trust 2.875% due 04/07/2030	$533	$463
Vessel Management Services, Inc. 3.432% due 08/15/2036	444	400

Total Corporate Bonds & Notes (Cost $977)		863

U.S. GOVERNMENT AGENCIES 9.9%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (b)	2,500	1,792
1.958% due 01/01/2033 •	3	3
2.425% due 07/25/2037 ~	3	3
3.000% due 09/25/2046	2,264	1,783
3.580% due 08/01/2030	1,700	1,636
3.600% due 02/01/2040	1,295	1,211
3.984% due 04/25/2032 •	1	1
4.250% due 05/25/2037	96	89
5.000% due 04/25/2032 - 08/25/2033	166	165
5.500% due 12/25/2035	48	49
6.080% due 09/01/2028	64	71
6.500% due 07/25/2031	32	33
6.625% due 11/15/2030 (d)	570	666
Freddie Mac
0.000% due 03/15/2031 - 07/15/2032 (b)	2,700	1,818
2.304% due 10/25/2044 •	329	343
3.000% due 04/15/2053	1,244	1,015
3.218% due 01/15/2033 ~	2	2
3.260% due 03/25/2036 ~	167	170
3.500% due 01/15/2048	590	517
3.518% due 02/15/2027 ~	1	1
3.584% due 01/25/2036 ~	159	161
4.000% due 06/15/2032 - 09/15/2044	5,511	5,279
4.000% due 12/15/2042 •	248	183
5.500% due 02/15/2034	123	124
6.750% due 03/15/2031	100	118
7.000% due 07/15/2023 - 12/01/2031	3	3
Ginnie Mae
2.000% due 08/20/2030 •	1	1
3.500% due 01/20/2044	643	596
6.000% due 08/20/2033	368	376
Residual Funding Corp. STRIPS(b) 0.000% due 01/15/2030	2,500	1,836
Resolution Funding Corp. STRIPS 0.000% due 10/15/2028 (a)	600	464
Tennessee Valley Authority STRIPS 0.000% due 05/01/2030 (b)	800	575
U.S. Small Business Administration
5.240% due 08/01/2023	6	6
5.290% due 12/01/2027	30	30
Uniform Mortgage-Backed Security
2.500% due 11/01/2046	127	108
4.000% due 08/01/2048	6	6
Uniform Mortgage-Backed Security, TBA
3.500% due 11/01/2052	600	540
4.000% due 10/01/2052 - 11/01/2052	9,700	9,002
4.500% due 10/01/2052	4,000	3,812
6.000% due 10/01/2052	5,000	5,081

Total U.S. Government Agencies (Cost $42,018)		39,669

U.S. TREASURY OBLIGATIONS 116.0%
U.S. Treasury Bonds
1.125% due 05/15/2040 (d)	52,630	32,927
1.125% due 08/15/2040 (d)	116,540	72,259
1.375% due 11/15/2040 (d)	21,220	13,730
1.750% due 08/15/2041	3,300	2,258
1.875% due 02/15/2041 (d)	22,200	15,736
1.875% due 02/15/2051	8,000	5,299
1.875% due 11/15/2051 (d)	151,580	100,309
2.000% due 11/15/2041	13,200	9,456

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2022 (Unaudited)

2.000% due 02/15/2050 (d)	36,908	25,379
2.000% due 08/15/2051 (d)	5,100	3,486
2.250% due 05/15/2041 (d)	14,200	10,743
2.250% due 02/15/2052	400	291
2.375% due 02/15/2042 (d)	6,500	4,984
2.500% due 02/15/2046 (d)	4,070	3,094
2.750% due 11/15/2042	5,600	4,542
2.875% due 05/15/2049 (d)	1,550	1,293
2.875% due 05/15/2052 (d)	11,500	9,647
3.000% due 11/15/2045	10,100	8,438
3.000% due 08/15/2048	10,980	9,295
3.125% due 11/15/2041 (d)	25,610	22,293
3.125% due 05/15/2048 (d)	3,730	3,228
3.250% due 05/15/2042 (d)	14,500	12,873
3.375% due 08/15/2042 (d)	3,200	2,900
4.750% due 02/15/2041	790	870
U.S. Treasury Notes
0.125% due 03/31/2023 (d)(f)(h)	60,000	58,900
U.S. Treasury STRIPS
0.000% due 02/15/2033 (a)	1,700	1,131
0.000% due 05/15/2034 (a)	500	315
0.000% due 08/15/2034 (a)	1,270	793
0.000% due 08/15/2035 (a)	25,270	15,105
0.000% due 08/15/2036 (a)	18,000	10,338
0.000% due 11/15/2036 (a)	2,700	1,535
0.000% due 08/15/2044 (b)	300	122
0.000% due 11/15/2044 (b)	500	201
0.000% due 05/15/2045 (b)	500	198
0.000% due 08/15/2046 (b)	500	191

Total U.S. Treasury Obligations (Cost $625,302)		464,159

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.9%
Ashford Hospitality Trust
3.718% due 04/15/2035 •	227	221
3.818% due 06/15/2035 ~	300	291
Atrium Hotel Portfolio Trust
3.748% due 12/15/2036 •	400	389
3.768% due 06/15/2035 •	200	194
BAMLL Commercial Mortgage Securities Trust
3.668% due 09/15/2034 ~	300	294
3.868% due 04/15/2036 •	1,000	984
BANK 4.046% due 03/15/2061 ~	500	470
Barclays Commercial Mortgage Securities Trust 4.197% due 08/10/2035	500	464
Bear Stearns Adjustable Rate Mortgage Trust
2.513% due 04/25/2033 ~	7	7
2.820% due 02/25/2034 ~	3	3
2.875% due 04/25/2033 ~	2	2
Beast Mortgage Trust 3.868% due 03/15/2036 ~	100	96
BWAY Mortgage Trust 3.454% due 03/10/2033	700	659
Citigroup Commercial Mortgage Trust 4.149% due 01/10/2036	1,700	1,660
CityLine Commercial Mortgage Trust 2.871% due 11/10/2031 ~	1,600	1,541
Commercial Mortgage Trust
3.140% due 10/10/2036	1,700	1,493
3.942% due 04/10/2033 ~	500	438
Countrywide Alternative Loan Trust 3.504% due 05/25/2035 ~	21	19
Countrywide Home Loan Mortgage Pass-Through Trust 3.724% due 03/25/2035 ~	31	25
Credit Suisse First Boston Mortgage Securities Corp. 3.436% due 11/25/2032 ~	2	2
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.599% due 07/25/2033 ~	2	2
Credit Suisse Mortgage Capital Trust 4.218% due 07/15/2038 •	865	830
DBGS Mortgage Trust 3.613% due 06/15/2033 •	200	192
DBWF Mortgage Trust
3.791% due 12/10/2036	2,100	1,913
4.023% due 12/19/2030 •	100	97
Extended Stay America Trust 3.898% due 07/15/2038 •	1,292	1,254
GS Mortgage Securities Trust 3.932% due 10/10/2035 ~	500	457
HarborView Mortgage Loan Trust
3.433% due 05/19/2035 •	14	12
Hilton USA Trust 3.719% due 11/05/2038	2,100	1,907
Impac CMB Trust 5.378% due 09/25/2034 þ	84	83

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2022 (Unaudited)

JP Morgan Chase Commercial Mortgage Securities Trust 4.268% due 12/15/2031 •	424	421
JP Morgan Mortgage Trust
2.612% due 07/25/2035 ~	23	23
3.984% due 12/25/2049 •	26	25
LUXE Commercial Mortgage Trust
3.798% due 11/15/2038 •	300	289
3.868% due 10/15/2038 ~	100	97
Morgan Stanley Capital Trust
3.718% due 07/15/2035 ~	200	195
3.987% due 12/15/2023 •	1,100	1,073
Natixis Commercial Mortgage Securities Trust 3.885% due 08/15/2038	500	449
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	106	100
2.750% due 11/25/2059 ~	432	394
Ready Capital Mortgage Financing LLC 3.955% due 01/25/2037 ~	600	594
Residential Accredit Loans, Inc. Trust 6.000% due 06/25/2036 ^	21	17
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032	2	2
Sequoia Mortgage Trust 3.693% due 07/20/2033 ~	23	21
SFO Commercial Mortgage Trust 3.968% due 05/15/2038 •	1,000	953
Structured Adjustable Rate Mortgage Loan Trust 3.524% due 05/25/2037 •	37	33
Structured Asset Mortgage Investments Trust
3.653% due 09/19/2032 ~	13	13
3.833% due 10/19/2033 •	10	9
Tharaldson Hotel Portfolio Trust 3.693% due 11/11/2034 ~	162	158
Towd Point Mortgage Trust 3.100% due 01/25/2060 ~	600	528
VNDO Mortgage Trust 3.805% due 01/10/2035	1,900	1,718
WaMu Mortgage Pass-Through Certificates Trust
2.104% due 08/25/2046 •	62	59
2.504% due 08/25/2042 ~	1	1
2.604% due 10/25/2046 •	23	21
Washington Mutual Mortgage Pass-Through Certificates Trust
3.267% due 05/25/2033 ~	4	4
Worldwide Plaza Trust 3.526% due 11/10/2036	300	258

Total Non-Agency Mortgage-Backed Securities (Cost $25,330)		23,454

ASSET-BACKED SECURITIES 0.8%
Bear Stearns Asset-Backed Securities Trust 4.084% due 11/25/2042 •	20	19
ECMC Group Student Loan Trust 3.834% due 02/27/2068 •	168	165
Hertz Vehicle Financing LLC
1.990% due 06/25/2026	600	548
2.330% due 06/26/2028	700	613
JP Morgan Mortgage Acquisition Corp. 3.804% due 12/25/2035 •	449	447
MASTR Asset-Backed Securities Trust 3.909% due 10/25/2034 ~	433	420
Merrill Lynch Mortgage Investors Trust 4.014% due 07/25/2035 •	416	401
New Century Home Equity Loan Trust 3.819% due 06/25/2035 •	66	66
RAAC Trust 3.774% due 11/25/2036 ~	173	171
Renaissance Home Equity Loan Trust 3.964% due 08/25/2033 •	2	2
SLM Student Loan Trust
3.383% due 10/25/2029 •	162	161
4.283% due 04/25/2023 •	119	118

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2022 (Unaudited)

Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	143	135

Total Asset-Backed Securities (Cost $3,446)		3,266

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (c) 0.7%		2,760

Total Short-Term Instruments (Cost $2,760)		2,760

Total Investments in Securities (Cost $699,833)		534,171

	SHARES
INVESTMENTS IN AFFILIATES 3.1%
SHORT-TERM INSTRUMENTS 3.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.1%
PIMCO Short Asset Portfolio	1,257,486	12,302
PIMCO Short-Term Floating NAV Portfolio III	12,152	118

Total Short-Term Instruments (Cost $12,711)		12,420

Total Investments in Affiliates (Cost $12,711)		12,420

Total Investments 136.6% (Cost $712,544)		$546,591
Financial Derivative Instruments (e)(g) (0.1)%(Cost or Premiums, net $2,087)		(595)
Other Assets and Liabilities, net (36.5)%		(145,821)

Net Assets 100.0%		$400,175

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$2,760	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$(2,815)	$2,760	$2,760

Total Repurchase Agreements	$(2,815)	$2,760	$2,760

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	0.650%	09/26/2022	10/03/2022	$(2,996)	$(2,997)
3.030	09/26/2022	10/11/2022	(2,545)	(2,547)
3.050	09/22/2022	10/13/2022	(3,387)	(3,390)
3.070	09/30/2022	10/03/2022	(1,171)	(1,171)
3.110	09/28/2022	10/05/2022	(1,175)	(1,176)
BPG	3.080	10/04/2022	10/05/2022	(131,851)	(131,851)
3.100	10/04/2022	10/05/2022	(25,163)	(25,163)
3.110	10/03/2022	10/04/2022	(251,923)	(251,923)
UBS	2.860	09/15/2022	10/06/2022	(117,958)	(118,126)
3.070	09/28/2022	10/28/2022	(2,936)	(2,936)

Total Sale-Buyback Transactions	$(541,280)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.9)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2052	$9,300	$(7,700)	$(7,532)

Total Short Sales (1.9)%	$(7,700)	$(7,532)

(d)	Securities with an aggregate market value of $535,643 have been pledged as collateral under the terms of master agreements as of September 30, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(167,628) at a weighted average interest rate of 0.869%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(74) of deferred price drop.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures	12/2022	130	$26,701	$(139)	$0	$(19)

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2022 (Unaudited)

U.S. Treasury 10-Year Note December Futures				12/2022	177	19,835	(485)		0	(69)
U.S. Treasury Ultra Long-Term Bond December Futures				12/2022	12	1,644	(151)		0	(20)

							$(775)		$0	$(108)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 5-Year Note December Futures				12/2022	324	$(34,833)	$1,233		$86	$0
U.S. Treasury 10-Year Ultra December Futures				12/2022	267	(31,635)	1,854		133	0

							$3,087		$219	$0

Total Futures Contracts							$2,312		$219	$(108)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(1)	1-Day USD-SOFR Compounded-OIS	1.600%	Annual	10/23/2028	$32,500	$70	$(2,910)	$(2,840)	$0	$(98)
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	6,700	(112)	1,615	1,503	83	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2023	14,100	125	(745)	(620)	0	(9)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031	24,000	1,202	4,234	5,436	88	0
Receive	3-Month USD-LIBOR	1.487	Semi-Annual	06/23/2031	3,400	(50)	641	591	12	0
Receive	3-Month USD-LIBOR	1.452	Semi-Annual	07/16/2031	1,250	(14)	243	229	4	0
Receive	3-Month USD-LIBOR	1.441	Semi-Annual	07/21/2031	5,100	(62)	997	935	19	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041	16,000	1,029	4,236	5,265	116	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050	5,100	(535)	(1,436)	(1,971)	0	(54)
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051	3,450	430	977	1,407	33	0

Total Swap Agreements						$2,083	$7,852	$9,935	$355	$(161)

(f)

Securities with an aggregate market value of $2,437 and cash of $2,361 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.

(1)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Put - OTC 30-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	2.330%	10/23/2023	6,000	$365	$1,136

Total Purchased Options								$365		$1,136

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Put - OTC 5-Year Interest Rate Swap			3-Month USD-LIBOR	Pay	2.395%	10/23/2023	29,100	$(361)	$(2,036)

Total Written Options								$(361)		$(2,036)

(h)

Securities with an aggregate market value of $1,019 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1	Level 2		Level 3	Fair Value at 09/30/2022

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2022 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$863	$0	$863
U.S. Government Agencies	0	39,669	0	39,669
U.S. Treasury Obligations	0	464,159	0	464,159
Non-Agency Mortgage-Backed Securities	0	23,454	0	23,454
Asset-Backed Securities	0	3,266	0	3,266
Short-Term Instruments
Repurchase Agreements	0	2,760	0	2,760

	$0	$534,171	$0	$534,171
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,420	$0	$0	$12,420

Total Investments	$12,420	$534,171	$0	$546,591

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(7,532)	$0	$(7,532)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	574	0	574
Over the counter	0	1,136	0	1,136

	$0	$1,710	$0	$1,710
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(269)	0	(269)
Over the counter	0	(2,036)	0	(2,036)

	$0	$(2,305)	$0	$(2,305)

Total Financial Derivative Instruments	$0	$(595)	$0	$(595)

Totals	$12,420	$526,044	$0	$538,464

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio's shares is based on the Portfolio's net asset value (“NAV”). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for The Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using such data reflecting the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Sources or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Frequent or Excessive Purchases, Exchanges and Redemptions" section in the Portfolio's prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2022 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$12,383	$157	$0	$0	$(238)	$12,302	$156	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$183	$423,537	$(423,560)	$(42)	$0	$118	$38	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	BRC	Barclays Bank PLC	UBS	UBS Securities LLC
BPG	BNP Paribas Securities Corp.	FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
SOFR	Secured Overnight Financing Rate

Other Abbreviations:
LIBOR	London Interbank Offered Rate	OIS	Overnight Index Swap	TBA	To-Be-Announced

Schedule of Investments PIMCO Low Duration Portfolio	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 116.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Qatar National Bank TBD% due 11/06/2023 «		$8,200	$8,192

Total Loan Participations and Assignments (Cost $8,143)			8,192

CORPORATE BONDS & NOTES 25.1%
BANKING & FINANCE 15.7%
Banco Bilbao Vizcaya Argentaria SA 0.875% due 09/18/2023		4,700	4,518
Banco Santander SA
3.496% due 03/24/2025		4,600	4,386
3.543% (US0003M + 1.120%) due 04/12/2023 ~		2,400	2,401
3.892% due 05/24/2024		4,200	4,091
Bank of America Corp.
1.843% due 02/04/2025 •		5,000	4,755
3.743% (US0003M + 0.960%) due 07/23/2024 ~		1,200	1,201
Bank of Nova Scotia
0.650% due 07/31/2024		5,000	4,621
2.440% due 03/11/2024		4,500	4,351
Barclays PLC
2.852% due 05/07/2026 •		5,100	4,634
5.304% due 08/09/2026 •		4,500	4,326
BNZ International Funding Ltd. 2.650% due 11/03/2022		4,400	4,395
Cape Lookout Re Ltd. 8.250% (T-BILL 3MO + 5.000%) due 03/28/2029 ~		1,500	1,448
Capital One Financial Corp.
2.636% due 03/03/2026 •		300	279
4.166% due 05/09/2025 •		4,400	4,283
4.985% due 07/24/2026 •		4,100	4,011
Citigroup, Inc.
2.014% due 01/25/2026 •(e)		4,800	4,415
3.141% (SOFRRATE + 0.694%) due 01/25/2026 ~(e)		4,800	4,681
3.290% due 03/17/2026 •(e)		3,700	3,495
Corsair International Ltd. 5.473% due 01/28/2027 •	EUR	4,500	4,135
CPI Property Group SA 2.750% due 05/12/2026		1,000	846
Credit Suisse AG
3.700% due 02/21/2025		$4,400	4,134
4.750% due 08/09/2024		4,100	4,004
Credit Suisse Group AG
6.373% due 07/15/2026 •		4,200	4,062
6.537% due 08/12/2033 •		250	225
Danske Bank AS 3.773% due 03/28/2025 •		4,500	4,330
Deutsche Bank AG
2.222% due 09/18/2024 •		4,800	4,574
3.300% due 11/16/2022		6,600	6,582
3.893% (SOFRRATE + 1.219%) due 11/16/2027 ~		4,600	4,068
6.119% due 07/14/2026 •		4,000	3,888
Federal Realty Investment Trust 3.950% due 01/15/2024		4,200	4,151
Federation des Caisses Desjardins du Quebec 4.400% due 08/23/2025		4,500	4,355
Ford Motor Credit Co. LLC 3.810% due 01/09/2024		5,000	4,844
GA Global Funding Trust
0.800% due 09/13/2024		4,800	4,348
1.250% due 12/08/2023		4,800	4,572
General Motors Financial Co., Inc. 4.250% due 05/15/2023		4,400	4,384
Goldman Sachs Group, Inc.
1.757% due 01/24/2025 •		2,700	2,567
3.000% due 03/15/2024		1,700	1,653
3.436% (SOFRRATE + 0.620%) due 12/06/2023 ~		4,800	4,766
ING Groep NV 3.869% due 03/28/2026 •		4,500	4,269
JPMorgan Chase & Co.
0.563% due 02/16/2025 •		4,300	4,023
0.697% due 03/16/2024 •		2,500	2,448

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2022 (Unaudited)

3.722% (SOFRRATE + 0.765%) due 09/22/2027 ~		5,000	4,751
Key Corp. 3.878% due 05/23/2025 •		4,300	4,190
Metropolitan Life Global Funding 4.050% due 08/25/2025		4,100	3,979
Mitsubishi UFJ Financial Group, Inc. 3.840% (US0003M + 0.740%) due 03/02/2023 ~		4,200	4,198
Mizuho Financial Group, Inc.
3.418% (US0003M + 0.990%) due 07/10/2024 ~		3,600	3,597
3.591% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	6,700	4,296
5.414% due 09/13/2028 •		$4,000	3,915
Morgan Stanley 2.630% due 02/18/2026 •		8,100	7,553
NatWest Markets PLC 3.479% due 03/22/2025		4,500	4,272
Nissan Motor Acceptance Co. LLC 1.050% due 03/08/2024		4,000	3,728
NTT Finance Corp. 0.373% due 03/03/2023		5,000	4,921
Pricoa Global Funding 4.200% due 08/28/2025		3,000	2,924
Standard Chartered PLC
1.319% due 10/14/2023 •		4,800	4,795
1.822% due 11/23/2025 •		5,000	4,538
3.655% (SOFRRATE + 0.930%) due 11/23/2025 ~		5,000	4,915
Sumitomo Mitsui Financial Group, Inc. 1.474% due 07/08/2025		5,300	4,772
Swedbank AB 5.337% due 09/20/2027		4,100	3,978
Synchrony Bank 5.400% due 08/22/2025		4,300	4,196
UBS Group AG 4.488% due 05/12/2026 •		3,300	3,182
UniCredit SpA 7.830% due 12/04/2023		10,700	10,792
Wells Fargo & Co.
2.509% due 10/27/2023 (e)	CAD	6,200	4,366
3.908% due 04/25/2026 •		$2,800	2,678

			254,055

INDUSTRIALS 7.1%
7-Eleven, Inc. 0.625% due 02/10/2023		5,000	4,929
Boeing Co.
1.167% due 02/04/2023		5,900	5,828
1.950% due 02/01/2024		5,000	4,801
CenterPoint Energy Resources Corp. 3.600% (US0003M + 0.500%) due 03/02/2023 ~		2,875	2,869
CommonSpirit Health 1.547% due 10/01/2025		4,900	4,349
Daimler Trucks Finance North America LLC
3.359% (SOFRRATE + 0.500%) due 06/14/2023 ~		5,700	5,686
3.512% (SOFRRATE + 0.600%) due 12/14/2023 ~		5,000	4,976
3.654% (SOFRRATE + 0.750%) due 12/13/2024 ~		5,000	4,940
Danone SA 2.947% due 11/02/2026		4,000	3,664
Equifax, Inc. 5.100% due 12/15/2027		4,000	3,877
Expedia Group, Inc. 5.000% due 02/15/2026		3,407	3,354
Fidelity National Information Services, Inc. 0.375% due 03/01/2023		5,000	4,918
General Mills, Inc. 6.410% due 10/15/2022		4,900	4,903
Hasbro, Inc. 3.550% due 11/19/2026		4,600	4,270
Huntington Ingalls Industries, Inc. 0.670% due 08/16/2023		5,000	4,823
Hyundai Capital America
0.800% due 04/03/2023		5,000	4,898
5.875% due 04/07/2025		4,500	4,512
International Business Machines Corp. 4.000% due 07/27/2025		4,000	3,925
Nissan Motor Co. Ltd. 3.043% due 09/15/2023		4,800	4,669
Qorvo, Inc. 1.750% due 12/15/2024		4,600	4,254
Renesas Electronics Corp. 1.543% due 11/26/2024		5,000	4,579
SK Hynix, Inc. 1.000% due 01/19/2024		5,000	4,724
Southern Co. 0.600% due 02/26/2024		5,100	4,801
T-Mobile USA, Inc. 3.500% due 04/15/2025		4,500	4,305

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2022 (Unaudited)

Warnermedia Holdings, Inc. 3.528% due 03/15/2024		6,000	5,799

			114,653

UTILITIES 2.3%
AES Corp. 1.375% due 01/15/2026		5,100	4,399
Atmos Energy Corp. 3.574% (US0003M + 0.380%) due 03/09/2023 ~		6,000	5,991
Enel Finance International NV 4.250% due 06/15/2025		4,300	4,132
NextEra Energy Capital Holdings, Inc. 3.254% (US0003M + 0.270%) due 02/22/2023 ~		5,000	4,986
Pacific Gas & Electric Co.
3.400% due 08/15/2024		900	857
3.850% due 11/15/2023		400	393
4.250% due 08/01/2023		4,800	4,764
4.950% due 06/08/2025		4,200	4,082
Southern California Edison Co. 3.277% (SOFRRATE + 0.470%) due 12/02/2022 ~		5,000	4,996
SSE PLC 1.250% due 04/16/2025	EUR	2,400	2,227

			36,827

Total Corporate Bonds & Notes (Cost $424,314)			405,535

U.S. GOVERNMENT AGENCIES 22.9%
Fannie Mae
1.000% due 01/25/2043		$36	30
1.952% due 07/01/2035 •		2	2
2.058% due 06/01/2043 •		50	50
2.059% due 07/01/2042 •		22	23
2.109% due 09/01/2041 •		56	56
2.425% due 07/25/2037 ~		61	60
2.504% due 12/25/2036 ~		16	16
2.655% due 11/01/2035 •		13	14
2.794% due 09/25/2042 ~		228	224
3.061% due 05/01/2038 •		812	829
3.281% due 09/01/2035 •		37	38
3.434% due 03/25/2044 ~		16	16
3.893% due 06/17/2027 ~		6	7
3.963% due 12/01/2036 •		1	1
4.826% due 12/25/2042 ~		3	3
4.989% due 09/01/2034 •		1	1
5.000% due 04/25/2033		3	3
Freddie Mac
0.650% due 10/22/2025 - 10/27/2025		48,700	43,416
0.680% due 08/06/2025		18,800	16,893
0.800% due 10/28/2026 (j)		11,800	10,224
2.059% due 02/25/2045 ~		75	78
3.344% due 08/25/2031 ~		41	40
3.475% due 09/01/2035 •		40	40
3.492% due 07/01/2035 •		10	10
4.000% due 12/01/2047 - 08/01/2048		3,218	3,048
5.172% due 08/15/2044 ~		987	969
6.500% due 07/25/2043		27	28
Ginnie Mae
2.258% due 06/20/2065 ~		1,513	1,502
2.877% due 10/20/2065 ~		5,698	5,644
2.897% due 07/20/2063 ~		1,093	1,087
3.157% due 05/20/2066 •		615	611
3.207% due 04/20/2066 ~		4,488	4,444
3.575% due 07/20/2067 •		4,492	4,453
3.607% due 08/20/2070 •		4,035	4,072
Uniform Mortgage-Backed Security
3.000% due 02/01/2052 - 04/01/2052		62,654	54,782
3.500% due 07/01/2047 - 12/01/2047		35,253	32,262
4.000% due 08/01/2044 - 08/01/2048		3,523	3,332
4.500% due 03/01/2023 - 08/01/2046		534	522
5.000% due 05/01/2027 - 06/01/2028		43	42
6.000% due 02/01/2033 - 01/01/2039		419	438
6.500% due 04/01/2036		56	57
Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2052		37,700	32,824
4.000% due 10/01/2052 - 11/01/2052		67,100	62,276
4.500% due 10/01/2037 - 11/01/2052		81,600	77,730
5.000% due 11/01/2052		8,100	7,882
5.500% due 11/01/2052		100	99

Total U.S. Government Agencies (Cost $398,930)			370,178

U.S. TREASURY OBLIGATIONS 1.9%
U.S. Treasury Bonds
3.250% due 05/15/2042		32,000	28,410

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2022 (Unaudited)

U.S. Treasury Notes
2.875% due 05/15/2032		2,100	1,942

Total U.S. Treasury Obligations (Cost $33,247)			30,352

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.9%
Adjustable Rate Mortgage Trust 2.844% due 09/25/2035 ^~		137	117
AOA Mortgage Trust 3.692% due 10/15/2038 ~		3,320	3,150
AREIT Trust 3.534% due 01/16/2037 •		4,815	4,632
Atrium Hotel Portfolio Trust 3.748% due 12/15/2036 •		4,100	3,992
BAMLL Commercial Mortgage Securities Trust 3.868% due 04/15/2036 •		4,500	4,427
Banc of America Funding Trust 3.535% due 01/20/2047 ^~		92	86
Banc of America Mortgage Trust
3.681% due 07/25/2034 ~		135	127
3.986% due 08/25/2034 ~		172	170
3.998% due 05/25/2033 ~		22	22
Bear Stearns Adjustable Rate Mortgage Trust
2.082% due 01/25/2034 ~		4	4
2.690% due 01/25/2035 ~		904	857
3.875% due 07/25/2034 ~		62	56
4.576% due 01/25/2035 ~		29	26
Bear Stearns ALT-A Trust 3.404% due 02/25/2034 ~		127	115
Bear Stearns Structured Products, Inc. Trust
3.225% due 12/26/2046 ^~		184	147
3.432% due 01/26/2036 ^~		267	207
BX Trust 3.905% due 10/15/2036 ~		4,500	4,381
Chevy Chase Funding LLC Mortgage-Backed Certificates 3.364% due 01/25/2035 •		8	7
Citigroup Mortgage Loan Trust
3.810% due 08/25/2035 ^~		60	49
3.950% due 05/25/2035 •		11	10
Colony Mortgage Capital Ltd. 3.947% due 11/15/2038 •		4,700	4,510
Countrywide Alternative Loan Trust 6.000% due 10/25/2033		5	5
Countrywide Home Loan Mortgage Pass-Through Trust
1.991% due 02/20/2036 ^•		160	149
2.522% due 02/20/2035 ~		32	32
2.778% due 11/25/2034 ~		129	122
3.303% due 11/20/2034 ~		278	266
CRSNT Commercial Mortgage Trust 3.640% due 04/15/2036 •		6,000	5,739
DBGS Mortgage Trust
3.613% due 06/15/2033 •		2,100	2,019
4.213% due 10/15/2036 ~		100	96
DROP Mortgage Trust 3.970% due 10/15/2043 ~		5,000	4,827
Eurosail PLC 3.176% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	5,088	5,611
First Horizon Alternative Mortgage Securities Trust 3.729% due 09/25/2034 ~		$114	105
First Horizon Mortgage Pass-Through Trust 3.875% due 08/25/2035 ~		47	33
FirstMac Mortgage Funding Trust
3.365% due 03/08/2049 ~	AUD	709	453
3.615% due 03/08/2049 ~		6,100	3,901
Formentera Issuer PLC 2.575% (SONIO/N + 0.800%) due 07/28/2047 ~	GBP	3,090	3,399
GMAC Mortgage Corp. Loan Trust 3.602% due 11/19/2035 ~		$22	20
GPMT Ltd. 4.243% due 07/16/2035 •		3,507	3,465
Great Hall Mortgages PLC 3.657% due 06/18/2039 ~		516	508
GS Mortgage Securities Trust 1.944% due 11/10/2045 ~(a)		319	0
GS Mortgage-Backed Securities Trust
2.500% due 08/25/2052 ~		4,829	3,858
3.000% due 09/25/2052 ~		4,675	3,879
GSR Mortgage Loan Trust
3.231% due 09/25/2035 ~		88	85
4.250% due 09/25/2034 ~		26	25
HarborView Mortgage Loan Trust
3.236% due 07/19/2035 ^~		177	134
3.433% due 05/19/2035 •		31	28
Impac CMB Trust 4.084% due 07/25/2033 •		20	20

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2022 (Unaudited)

InTown Mortgage Trust 5.334% due 08/15/2037 •		4,200	4,165
JP Morgan Mortgage Trust 5.750% due 01/25/2036 ^		11	5
LoanCore Issuer Ltd. 3.200% due 07/15/2035 ~		2,539	2,510
LUXE Commercial Mortgage Trust 3.868% due 10/15/2038 ~		4,800	4,647
Merrill Lynch Mortgage Investors Trust
3.584% due 11/25/2035 ~		32	30
3.744% due 09/25/2029 •		174	164
Natixis Commercial Mortgage Securities Trust 3.768% due 08/15/2038 •		4,300	4,106
NYO Commercial Mortgage Trust 3.913% due 11/15/2038 •		4,400	4,137
OBX Trust 3.000% due 01/25/2052 ~		4,716	3,913
PFP Ltd.
3.668% due 04/14/2038 •		2,008	1,957
5.321% due 08/19/2035 •		4,000	4,018
PHHMC Trust 5.920% due 07/18/2035 ~		65	61
Prime Mortgage Trust 3.484% due 02/25/2034 •		2	2
Ready Capital Mortgage Financing LLC
3.955% due 01/25/2037 ~		4,500	4,457
4.084% due 04/25/2038 •		4,878	4,822
5.531% due 06/25/2037 •		4,991	4,988
Residential Funding Mortgage Securities, Inc. Trust 3.964% due 09/25/2035 ^~		358	246
Residential Mortgage Securities PLC 3.395% due 06/20/2070 •	GBP	4,476	5,025
RESIMAC Bastille Trust 3.283% due 02/03/2053 •		$13,955	13,804
Ripon Mortgages PLC
2.728% due 08/28/2056 •	GBP	8,364	9,213
3.178% due 08/28/2056 ~		7,000	7,479
RMAC PLC 2.921% due 06/12/2046 •		3,142	3,494
SFO Commercial Mortgage Trust 3.968% due 05/15/2038 •		$2,200	2,096
Stratton Mortgage Funding PLC 2.588% due 07/20/2060 •	GBP	5,547	6,135
Structured Adjustable Rate Mortgage Loan Trust
2.504% due 01/25/2035 ^~		$97	83
3.588% due 08/25/2035 ~		64	57
3.624% due 02/25/2034 ~		53	51
Structured Asset Mortgage Investments Trust
3.644% due 02/25/2036 ^•		64	55
3.653% due 09/19/2032 ~		1	1
Towd Point HE Trust 0.918% due 02/25/2063 ~		1,897	1,790
Towd Point Mortgage Funding
2.588% due 07/20/2045 ~	GBP	3,275	3,659
2.833% due 10/20/2051 •		5,238	5,837
2.886% due 05/20/2045 •		8,862	9,874
Trinity Square PLC 2.496% due 07/15/2059 •		4,054	4,482
VMC Finance LLC 4.093% due 06/16/2036 ~		$2,948	2,884
Waikiki Beach Hotel Trust 3.868% due 12/15/2033 •		4,500	4,388
WaMu Mortgage Pass-Through Certificates Trust
2.504% due 06/25/2042 •		5	4
3.624% due 12/25/2045 •		35	33
3.764% due 01/25/2045 •		220	206
Wells Fargo Commercial Mortgage Trust 3.623% due 12/13/2031 •		1,100	1,085

Total Non-Agency Mortgage-Backed Securities (Cost $210,698)			191,834

ASSET-BACKED SECURITIES 18.4%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		184	182
ACE Securities Corp. Home Equity Loan Trust
3.204% due 10/25/2036 •		48	20
3.984% due 12/25/2034 •		891	812
4.014% due 02/25/2036 ^•		2,931	2,799
American Credit Acceptance Receivables Trust 2.660% due 02/13/2026		3,180	3,145
Anchorage Capital CLO Ltd. 3.652% due 07/15/2032 •		5,000	4,909
Aqueduct European CLO DAC 0.687% due 07/20/2030 •	EUR	2,547	2,448
Arbor Realty Commercial Real Estate Notes Ltd. 4.168% due 11/15/2036 ~		$4,300	4,205

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2022 (Unaudited)

Ares CLO Ltd.
3.382% due 01/15/2029 ~		4,265	4,190
3.790% due 04/18/2031 •		5,000	4,886
Asset-Backed Securities Corp. Home Equity Loan Trust 4.468% due 03/15/2032 •		37	37
Atlas Static Senior Loan Fund Ltd. 5.100% due 07/15/2030 •		4,200	4,157
Barings CLO Ltd. 3.780% due 01/20/2032 ~		4,100	3,992
BDS Ltd. 4.343% due 12/16/2036 •		5,000	4,856
Bear Stearns Asset-Backed Securities Trust 4.084% due 10/25/2037 •		64	64
Benefit Street Partners CLO Ltd.
3.462% due 10/15/2030 •		4,800	4,717
3.770% due 01/17/2032 •		3,120	3,035
3.862% due 01/15/2033 •		4,500	4,340
Capital One Multi-Asset Execution Trust 3.398% due 07/15/2027 •		4,100	4,101
Carlyle Euro CLO DAC 1.211% due 08/15/2032 ~	EUR	4,300	4,066
Carmax Auto Owner Trust 3.810% due 09/15/2025		$4,000	3,978
Carvana Auto Receivables Trust 2.570% due 05/12/2025		3,835	3,796
CIFC Funding Ltd. 3.733% due 10/24/2030 •		5,000	4,920
Citibank Credit Card Issuance Trust
3.253% due 08/07/2027 •		2,100	2,100
3.672% due 04/22/2026 •		2,000	2,001
Countrywide Asset-Backed Certificates 3.784% due 12/25/2033 ~		463	446
CQS U.S. CLO Ltd. 5.997% due 07/20/2031 ~		4,000	3,984
Credit Suisse First Boston Mortgage Securities Corp. 3.394% due 01/25/2032 ~		2	2
Dell Equipment Finance Trust
1.217% due 03/22/2023		456	455
2.110% due 08/23/2027		2,400	2,361
Discover Card Execution Note Trust 3.418% due 12/15/2026 ~		4,100	4,100
Dryden Senior Loan Fund 3.532% due 04/15/2029 ~		5,484	5,427
Edsouth Indenture LLC 4.234% due 09/25/2040 ~		117	117
Enterprise Fleet Financing LLC 4.380% due 07/20/2029		4,100	4,045
Exeter Automobile Receivables Trust 4.330% due 02/17/2026		4,200	4,162
Flagship Credit Auto Trust 3.280% due 08/15/2025		4,300	4,268
Fortress Credit Investments Ltd. 4.132% due 02/23/2039 •		4,600	4,422
Gallatin CLO Ltd. 3.782% due 01/21/2028 ~		2,611	2,600
GE-WMC Mortgage Securities Trust 3.164% due 08/25/2036 •		7	3
GLS Auto Receivables Issuer Trust
1.980% due 08/15/2025		2,864	2,819
3.550% due 01/15/2026		4,500	4,455
GSAMP Trust 3.669% due 01/25/2036 •		201	200
Hertz Vehicle Financing LLC
3.370% due 03/25/2025		4,500	4,388
3.730% due 09/25/2026		4,500	4,319
HPEFS Equipment Trust 3.150% due 09/20/2029		4,300	4,251
Hyundai Auto Lease Securitization Trust 4.340% due 01/15/2025		4,000	3,985
KREF Ltd. 4.474% due 02/17/2039 ~		4,500	4,320
LCM LP 3.608% due 07/19/2027 •		4,055	3,989
LCM Ltd. 3.577% due 07/20/2030 •		5,000	4,918
LL ABS Trust 3.760% due 11/15/2029		3,254	3,194
LMREC LLC 4.109% due 04/22/2037 •		3,390	3,335
LoanCore Issuer Ltd. 3.834% due 01/17/2037 ~		4,200	4,077
Lument Finance Trust, Inc. 3.988% due 06/15/2039 ~		5,000	4,838
Madison Park Euro Funding DAC 0.800% due 07/15/2032 ~	EUR	4,200	3,953

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2022 (Unaudited)

Magnetite Ltd. 3.785% due 11/15/2028 •		$4,707	4,606
Massachusetts Educational Financing Authority 3.733% due 04/25/2038 •		119	118
MF1 Ltd.
3.634% due 02/19/2037 •		5,000	4,853
5.174% due 06/19/2037 •		4,300	4,220
Morgan Stanley ABS Capital, Inc. Trust 3.334% due 05/25/2037 ~		4,517	4,034
NovaStar Mortgage Funding Trust 3.404% due 05/25/2036 •		1,502	1,461
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 3.644% due 12/25/2035 ~		181	169
Oscar U.S. Funding LLC 2.820% due 04/10/2029		4,600	4,227
OZLM Ltd. 3.720% due 10/17/2029 •		5,187	5,100
Palmer Square European Loan Funding DAC 0.780% due 04/15/2031 ~	EUR	3,694	3,547
Residential Asset Securities Corp. Trust 3.969% due 01/25/2034 •		$666	659
Santander Drive Auto Receivables Trust
3.980% due 01/15/2025		8,200	8,150
4.050% due 07/15/2025		4,000	3,982
4.370% due 05/15/2025		4,900	4,884
SLM Student Loan Trust 2.933% due 10/25/2029 •		1,329	1,318
SMB Private Education Loan Trust
3.735% due 02/16/2055 ~		4,183	4,125
3.940% due 02/16/2055		4,183	3,904
Sound Point CLO Ltd.
3.690% due 10/20/2030 ~		4,700	4,616
3.763% due 07/25/2030 •		4,700	4,616
Steele Creek CLO Ltd. 3.802% due 04/21/2031 •		2,740	2,689
Stonepeak ABS 2.301% due 02/28/2033		4,335	3,853
Structured Asset Investment Loan Trust
3.789% due 03/25/2034 ~		239	224
4.059% due 10/25/2033 ~		16	16
Structured Asset Securities Corp. Mortgage Loan Trust 3.394% due 05/25/2036 •		3,676	3,478
Symphony CLO Ltd. 3.392% due 04/15/2028 ~		882	877
THL Credit Wind River CLO Ltd. 3.592% due 04/15/2031 ~		4,800	4,666
TICP CLO Ltd. 3.550% due 04/20/2028 ~		2,432	2,407
Toro European CLO DAC 1.131% due 02/15/2034 •	EUR	5,400	5,073
TPG Real Estate Finance Issuer Ltd.
3.935% due 02/15/2039 •		$4,600	4,480
4.139% due 03/15/2038 •		5,000	4,881
4.186% due 10/15/2034 •		607	605
Tricolor Auto Securitization Trust 3.300% due 02/18/2025		3,314	3,271
TSTAT Ltd. 4.854% due 07/20/2031 •		4,100	4,041
Venture CLO Ltd.
3.700% due 07/20/2030 •		4,800	4,727
3.730% due 04/20/2029 ~		3,017	2,999
Voya CLO Ltd. 3.690% due 04/17/2030 ~		4,935	4,867
Westlake Automobile Receivables Trust 3.415% due 08/15/2025 •		4,300	4,301

Total Asset-Backed Securities (Cost $306,752)			297,233

SOVEREIGN ISSUES 1.6%
Peru Government International Bond 8.200% due 08/12/2026	PEN	26,000	6,779
Provincia de Buenos Aires 62.098% due 04/12/2025	ARS	3,463	11

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2022 (Unaudited)

South Africa Government International Bond 10.500% due 12/21/2026	ZAR	335,400	19,189

Total Sovereign Issues (Cost $32,577)			25,979

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 34.0%
REPURCHASE AGREEMENTS (f) 12.6%			204,453

SHORT-TERM NOTES 2.3%
Federal Home Loan Bank
2.970% due 01/03/2023 •		$16,400	16,401
2.980% due 01/06/2023 •		16,100	16,101
HPEFS Equipment Trust 1.905% due 05/22/2023		2,021	2,017
Westlake Automobile Receivables Trust 1.808% due 06/15/2023		2,046	2,043

			36,562

ISRAEL TREASURY BILLS 1.8%
0.412% due 10/07/2022 - 05/03/2023 (c)(d)	ILS	104,640	29,123

U.S. TREASURY BILLS 17.3%
2.672% due 10/25/2022 - 11/29/2022 (b)(c)(d)(h)(j)		$281,200	280,342

Total Short-Term Instruments (Cost $553,123)			550,479

Total Investments in Securities (Cost $1,967,784)			1,879,783

		SHARES
INVESTMENTS IN AFFILIATES 3.3%
SHORT-TERM INSTRUMENTS 3.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short Asset Portfolio		5,402,446	52,852
PIMCO Short-Term Floating NAV Portfolio III		13,725	133

Total Short-Term Instruments (Cost $52,787)			52,985

Total Investments in Affiliates (Cost $52,787)			52,985

Total Investments 119.6% (Cost $2,020,571)			$1,932,768
Financial Derivative Instruments (g)(i) (1.0)%(Cost or Premiums, net $3,642)			(15,600)
Other Assets and Liabilities, net (18.6)%			(300,613)

Net Assets 100.0%			$1,616,555

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Coupon represents a weighted average yield to maturity.
(d)								Zero coupon security.
(e)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				2.014%	01/25/2026	01/18/2022		$4,800	$4,415	0.27%
Citigroup, Inc.				3.141	01/25/2026	01/18/2022		4,800	4,681	0.29
Citigroup, Inc.				3.290	03/17/2026	03/10/2022		3,700	3,495	0.22
Wells Fargo & Co.				2.509	10/27/2023	10/20/2020		4,787	4,366	0.27

								$18,087	$16,957	1.05%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$6,753	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023			$(6,888)	$6,753	$6,753
	2.930	09/30/2022	10/03/2022	197,700	U.S. Treasury Notes 1.250% due 03/31/2028			(201,654)	197,700	197,748

Total Repurchase Agreements								$(208,542)	$204,453	$204,501

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (8.4)%
Uniform Mortgage-Backed Security, TBA						2.000%	11/01/2052	$15,000	$(12,420)	$(12,148)
Uniform Mortgage-Backed Security, TBA						2.500	11/01/2052	5,000	(4,316)	(4,186)
Uniform Mortgage-Backed Security, TBA						3.000	10/13/2052	37,700	(34,775)	(32,824)
Uniform Mortgage-Backed Security, TBA						3.000	11/01/2052	58,200	(52,037)	(50,661)
Uniform Mortgage-Backed Security, TBA						3.500	11/01/2052	39,800	(35,986)	(35,809)

Total Short Sales (8.4)%									$(139,534)	$(135,628)

(1)								Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(3,851) at a weighted average interest rate of 0.705%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 90-Day Eurodollar December 2022 Futures					$97.500	12/19/2022	4,600	$11,500	$(2,926)	$(25,432)
Call - CME 90-Day Eurodollar December 2022 Futures					98.500	12/19/2022	4,600	11,500	(2,409)	(83)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2022 (Unaudited)

Put - CME 90-Day Eurodollar December 2023 Futures	96.500	12/18/2023	461	1,153	(671)	(1,529)

Total Written Options	$(6,006)	$(27,044)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures	12/2022	2,684	$551,268	$(9,202)	$0	$(398)
U.S. Treasury 5-Year Note December Futures	12/2022	334	35,908	(1,300)	0	(89)

$(10,502)	$0	$(487)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar December Futures	12/2022	1,078	$(256,860)	$2,482	$14	$0
Euro-BTP December Futures	12/2022	17	(1,866)	85	7	(19)
Euro-Bund 10-Year Bond December Futures	12/2022	27	(3,665)	33	11	(26)
Japan Government 10-Year Bond December Futures	12/2022	21	(21,518)	15	0	(47)
U.S. Treasury 10-Year Note December Futures	12/2022	1,155	(129,432)	5,347	451	0
U.S. Treasury 30-Year Bond December Futures	12/2022	139	(17,570)	1,340	91	0

$9,302	$574	$(92)

Total Futures Contracts	$(1,200)	$574	$(579)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-38 5-Year Index	(5.000)%	Quarterly	06/20/2027	$62,271	$1,222	$75	$1,297	$21	$0
CDX.IG-38 5-Year Index	(1.000)	Quarterly	06/20/2027	197,400	(21)	(100)	(121)	0	(20)

$1,201	$(25)	$1,176	$21	$(20)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

iTraxx Crossover 38 5-Year Index	5.000%	Quarterly	12/20/2027	EUR	51,000	$(1,957)	$(601)	$(2,558)	$264	$0

$(1,957)	$(601)	$(2,558)	$264	$0

INTEREST RATE SWAPS
Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2052	GBP	5,800	$2,374	$878	$3,252	$0	$(16)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053	4,200	1,185	106	1,291	3	(5)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/17/2024	JPY	9,570,000	141	(206)	(65)	14	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	1,640,000	201	(191)	10	19	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038	1,000,000	5	123	128	0	(35)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052	1,790,000	96	1,101	1,197	0	(125)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	$31,500	(120)	(2,144)	(2,264)	0	(106)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2022 (Unaudited)

Receive(5)	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	24,600	2,538	611	3,149	82	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	26,600	5,569	968	6,537	331	0
Pay	1-Year BRL-CDI	11.212	Maturity	01/02/2025	BRL	272,900	0	(495)	(495)	100	0
Pay	1-Year BRL-CDI	12.233	Maturity	01/02/2025	187,500	0	294	294	70	0
Pay	1-Year BRL-CDI	12.628	Maturity	01/02/2025	64,600	0	189	189	24	0
Pay(5)	3-Month AUD-BBR-BBSW	4.500	Quarterly	06/20/2024	AUD	82,200	(1)	98	97	65	0
Pay(5)	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	301,000	(701)	(865)	(1,566)	125	0
Pay(5)	3-Month NZD-BBR	4.500	Semi-Annual	09/13/2024	135,800	(27)	(250)	(277)	77	0
Pay(5)	6-Month EUR-EURIBOR	1.580	Annual	05/24/2024	EUR	160,500	10	(2,419)	(2,409)	120	0

$11,270	$(2,202)	$9,068	$1,030	$(287)

Total Swap Agreements	$10,514	$(2,828)	$7,686	$1,315	$(307)

(h)

Securities with an aggregate market value of $7,559 and cash of $46,689 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(6)	Unsettled variation margin liability of $(5) for closed swap agreements is outstanding at period end.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2022	AUD	192	$125	$2	$0
11/2022	EUR	1,815	1,807	23	0
11/2022	GBP	464	503	0	(15)
11/2022	JPY	280,100	1,972	28	0
11/2022	$2,305	EUR	2,318	5	(31)
11/2022	1,282	GBP	1,061	0	(96)
01/2023	210	ZAR	3,727	0	(6)
03/2023	ZAR	132,701	$7,515	285	0
BPS	10/2022	BRL	6,475	1,231	31	(1)
10/2022	CAD	6,257	4,744	215	0
10/2022	$1,258	BRL	6,475	0	(58)
11/2022	GBP	9,826	$12,035	1,056	0
CBK	10/2022	BRL	47,538	9,240	427	0
10/2022	ILS	15,501	4,834	488	0
10/2022	PEN	21,171	5,461	147	0
10/2022	$9,028	BRL	47,538	3	(218)
10/2022	5,456	PEN	21,171	0	(142)
11/2022	GBP	2,046	$2,252	0	(34)
11/2022	NZD	938	534	9	0
11/2022	$2,387	GBP	2,073	0	(71)
12/2022	MXN	1,628	$80	0	0
12/2022	PEN	30,514	7,644	147	(99)
12/2022	$489	PEN	1,911	0	(13)
01/2023	ILS	14,997	$4,746	506	0
01/2023	$9,057	BRL	47,538	0	(427)
01/2023	486	ZAR	8,513	0	(20)
03/2023	271	PEN	1,064	0	(8)
04/2023	ILS	14,904	$4,528	291	0
05/2023	22,448	6,710	317	0
DUB	10/2022	21,499	6,738	709	0
12/2022	ZAR	143,200	9,114	1,250	0
GLM	10/2022	CNH	18	3	0	0
10/2022	$28	MYR	126	0	(1)
11/2022	13,375	GBP	11,426	0	(608)
JPM	10/2022	BRL	4,988	$923	0	(2)
10/2022	$936	BRL	4,988	0	(12)
10/2022	1,850	CNH	12,843	0	(51)
11/2022	BRL	4,988	$930	12	0
11/2022	GBP	43,097	52,314	4,159	0
11/2022	$1,117	GBP	965	0	(39)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2022 (Unaudited)

11/2022	4,238	JPY	601,300	0	(66)
04/2023	ILS	14,902	$4,477	239	0
MBC	11/2022	EUR	2,105	2,101	32	0
11/2022	JPY	336,200	2,342	9	0
11/2022	$1,080	JPY	148,300	0	(51)
05/2023	CNH	24,643	$3,672	198	0
MYI	10/2022	AUD	5,671	3,943	316	0
10/2022	$6,920	AUD	10,660	0	(102)
11/2022	AUD	10,660	$6,923	102	0
11/2022	NZD	653	420	54	0
SCX	11/2022	GBP	19,684	23,901	1,907	0
11/2022	JPY	172,400	1,302	106	0
11/2022	NZD	839	479	9	0
11/2022	$1,365	GBP	1,122	0	(111)
SOG	11/2022	EUR	8,590	$8,836	392	0
TOR	10/2022	AUD	8,900	6,220	527	0
10/2022	$2,903	CAD	3,962	0	(35)
11/2022	CAD	3,962	$2,903	35	0
11/2022	JPY	40,449	303	22	0
11/2022	NZD	1,026	611	37	0
UAG	10/2022	AUD	866	594	40	0
10/2022	CNH	23,974	3,436	77	0
10/2022	$1,577	CNH	10,977	0	(39)
10/2022	ZAR	110,178	$6,403	322	0
11/2022	EUR	20,535	21,121	936	0
03/2023	$267	ZAR	4,771	0	(7)
05/2023	3,436	CNH	23,809	0	(79)

Total Forward Foreign Currency Contracts	$15,470	$(2,442)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690%	04/02/2024	10,300	$(81)	$(31)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	10,300	(81)	(142)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	7,800	(61)	(23)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	7,800	(61)	(108)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	8,600	(55)	(19)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	8,600	(54)	(119)

$(393)	$(442)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2052	$98.953	10/06/2022	24,900	$(124)	$(1,556)

Total Written Options	$(517)	$(1,998)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Colombia Government International Bond	1.000%	Quarterly	06/20/2027	3.068%	$1,000	$(48)	$(35)	$0	$(83)
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.808	2,400	(117)	(42)	0	(159)
Colombia Government International Bond	1.000	Quarterly	06/20/2027	3.068	900	(32)	(43)	0	(75)
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	3.068	3,200	(152)	(115)	0	(267)

Total Swap Agreements	$(349)	$(235)	$0	$(584)

(j)

Securities with an aggregate market value of $2,628 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2022 (Unaudited)

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$8,192	$8,192
Corporate Bonds & Notes
Banking & Finance	0	254,055	0	254,055
Industrials	0	114,653	0	114,653
Utilities	0	36,827	0	36,827
U.S. Government Agencies	0	370,178	0	370,178
U.S. Treasury Obligations	0	30,352	0	30,352
Non-Agency Mortgage-Backed Securities	0	191,834	0	191,834
Asset-Backed Securities	0	297,233	0	297,233
Sovereign Issues	0	25,979	0	25,979
Short-Term Instruments
Repurchase Agreements	0	204,453	0	204,453
Short-Term Notes	0	36,562	0	36,562
Israel Treasury Bills	0	29,123	0	29,123
U.S. Treasury Bills	0	280,342	0	280,342

	$0	$1,871,591	$8,192	$1,879,783
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$52,985	$0	$0	$52,985

Total Investments	$52,985	$1,871,591	$8,192	$1,932,768

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(135,628)	$0	$(135,628)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	18	1,871	0	1,889
Over the counter	0	15,470	0	15,470

	$18	$17,341	$0	$17,359
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(92)	(27,838)	0	(27,930)
Over the counter	0	(5,024)	0	(5,024)

	$(92)	$(32,862)	$0	$(32,954)

Total Financial Derivative Instruments	$(74)	$(15,521)	$0	$(15,595)

Totals	$52,912	$1,720,441	$8,192	$1,781,545

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio's shares is based on the Portfolio's net asset value (“NAV”). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for The Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using such data reflecting the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Sources or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Frequent or Excessive Purchases, Exchanges and Redemptions" section in the Portfolio's prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2022 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$103,276	$868	$(49,800)	$650	$(2,142)	$52,852	$869	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$232	$1	$(100)	$(1)	$1	$133	$1	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
CDI	Natixis Singapore	MBC	HSBC Bank Plc	SOG	Societe Generale Paris
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank
FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	MYR	Malaysian Ringgit
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	ILS	Israeli Shekel	PEN	Peruvian New Sol
CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	CDX.IG	Credit Derivatives Index - Investment Grade	SONIO	Sterling Overnight Interbank Average Rate
BP0003M	3 Month GBP-LIBOR	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CDX.HY	Credit Derivatives Index - High Yield	SOFR	Secured Overnight Financing Rate

Other Abbreviations:
ABS	Asset-Backed Security	BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
BBR	Bank Bill Rate	DAC	Designated Activity Company	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
BRL-CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate

Schedule of Investments PIMCO Real Return Portfolio	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 145.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Hilton Worldwide Finance LLC 4.834% (LIBOR01M + 1.750%) due 06/22/2026 ~		$77	$74

Total Loan Participations and Assignments (Cost $77)			74

CORPORATE BONDS & NOTES 1.2%
BANKING & FINANCE 1.2%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		120	94
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		1,800	1,801
ING Bank NV 2.625% due 12/05/2022		3,200	3,192
Lloyds Banking Group PLC 4.947% due 06/27/2025 •(e)(f)	EUR	600	522
Mitsubishi HC Capital, Inc. 3.960% due 09/19/2023		$400	396
NatWest Group PLC
4.519% due 06/25/2024 •		1,400	1,384
5.191% (US0003M + 1.550%) due 06/25/2024 ~		2,100	2,096
UniCredit SpA 7.830% due 12/04/2023		8,450	8,522

			18,007

INDUSTRIALS 0.0%
Flex Ltd. 5.000% due 02/15/2023		100	100
Toyota Tsusho Corp. 3.625% due 09/13/2023		200	198
VMware, Inc. 3.900% due 08/21/2027		190	176

			474

UTILITIES 0.0%
Eversource Energy 2.900% due 10/01/2024		100	96
Southern Co. Gas Capital Corp. 2.450% due 10/01/2023		100	98

			194

Total Corporate Bonds & Notes (Cost $18,926)			18,675

U.S. GOVERNMENT AGENCIES 4.3%
Fannie Mae
2.038% due 10/01/2035 •		13	13
2.059% due 07/01/2044 - 09/01/2044 •		11	12
2.504% due 12/25/2036 •		12	11
2.788% due 05/25/2035 ~		83	84
3.234% due 08/25/2034 ~		13	12
3.434% due 07/25/2037 - 05/25/2042 •		27	27
3.524% due 05/25/2036 •		5	5
Freddie Mac
2.059% due 02/25/2045 ~		277	286
2.304% due 10/25/2044 •		911	950
2.350% due 01/01/2034 •		13	14
2.723% due 07/15/2044 •		1,089	1,074
3.268% due 09/15/2042 ~		1,561	1,550
3.344% due 08/25/2031 ~		16	16
4.126% due 12/01/2035 •		19	19
Ginnie Mae
1.968% due 04/20/2067 ~		1,492	1,469
3.858% due 08/20/2068 •		1,869	1,816
U.S. Small Business Administration 6.020% due 08/01/2028		105	104
Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2052 - 11/01/2052		22,900	19,935
4.000% due 10/01/2052 - 11/01/2052		42,700	39,629

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

4.500% due 10/01/2052	800	762

Total U.S. Government Agencies (Cost $70,682)		67,788

U.S. TREASURY OBLIGATIONS 81.6%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2023 (i)	33,836	33,498
0.125% due 10/15/2024	29,216	28,100
0.125% due 04/15/2025	9,990	9,479
0.125% due 10/15/2025 ((k)(m)	8,564	8,092
0.125% due 04/15/2026	18,866	17,625
0.125% due 07/15/2026 (i)	50,034	46,792
0.125% due 10/15/2026)(i)	40,550	37,787
0.125% due 04/15/2027 (i)	15,950	14,712
0.125% due 01/15/2030 (i)	39,659	35,086
0.125% due 07/15/2030 (i)	34,089	30,035
0.125% due 01/15/2031 (m)	14,762	12,906
0.125% due 07/15/2031 (i)	67,231	58,670
0.125% due 01/15/2032 (i)	64,769	56,043
0.125% due 02/15/2051	18,720	11,778
0.125% due 02/15/2052 (m)	6,386	4,047
0.250% due 01/15/2025	14,260	13,649
0.250% due 07/15/2029 (i)	66,225	59,754
0.250% due 02/15/2050	9,761	6,413
0.375% due 07/15/2023 (m)	6,284	6,186
0.375% due 07/15/2025	9,286	8,877
0.375% due 01/15/2027 (m)	6,500	6,075
0.375% due 07/15/2027	8,793	8,208
0.500% due 04/15/2024 (k)	26,008	25,276
0.500% due 01/15/2028 (i)	85,133	79,050
0.625% due 04/15/2023(k)	16,177	15,936
0.625% due 01/15/2024 (m)	5,460	5,332
0.625% due 01/15/2026	27,052	25,830
0.625% due 07/15/2032 (i)	55,982	50,840
0.625% due 02/15/2043 (m)	8,531	6,570
0.750% due 07/15/2028 (i)	39,174	36,832
0.750% due 02/15/2042 (i)	44,776	36,062
0.750% due 02/15/2045 (i)	63,716	49,225
0.875% due 01/15/2029 (i)	62,657	58,955
0.875% due 02/15/2047	24,430	19,195
1.000% due 02/15/2046	30,112	24,459
1.000% due 02/15/2048 (m)	6,520	5,294
1.375% due 02/15/2044 (i)	56,621	50,474
1.750% due 01/15/2028 (i)	57,158	56,626
2.000% due 01/15/2026	26,233	26,158
2.125% due 02/15/2040	12,090	12,603
2.125% due 02/15/2041	8,861	9,154
2.375% due 01/15/2025 (i)	49,526	49,724
2.375% due 01/15/2027 (m)	455	462
2.500% due 01/15/2029	24,533	25,400
3.375% due 04/15/2032 (m)	2,514	2,868
3.625% due 04/15/2028 (i)	46,421	50,474
3.875% due 04/15/2029(i)	50,621	56,723

Total U.S. Treasury Obligations (Cost $1,498,359)		1,293,334

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.7%
Adjustable Rate Mortgage Trust 3.228% due 05/25/2036 ^~	73	65
Alliance Bancorp Trust 3.564% due 07/25/2037 ~	586	496
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~	139	129
Banc of America Funding Trust
3.114% due 02/20/2036 ~	82	78
3.535% due 01/20/2047 ^~	78	73
Banc of America Mortgage Trust
2.759% due 02/25/2036 ^~	82	76
3.316% due 06/25/2035 ~	15	13
Bear Stearns Adjustable Rate Mortgage Trust
3.011% due 01/25/2035 ~	70	66
3.256% due 03/25/2035 ~	119	113
3.439% due 07/25/2036 ^~	107	97
3.842% due 02/25/2036 ^~	22	20
5.230% due 10/25/2035 •	137	132
Bear Stearns ALT-A Trust
3.531% due 09/25/2035 ^~	589	381
3.674% due 03/25/2036 ^~	258	205
Chase Mortgage Finance Trust 3.756% due 02/25/2037 ~	9	9
ChaseFlex Trust 6.000% due 02/25/2037 ^	284	125
Chevy Chase Funding LLC Mortgage-Backed Certificates 3.364% due 01/25/2035 •	2	2
Citigroup Mortgage Loan Trust
2.490% due 03/25/2036 ^•	129	120

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

3.327% due 03/25/2037 ^~		989	880
3.440% due 09/25/2035 ~		3	3
3.878% due 09/25/2037 ^~		230	208
3.950% due 05/25/2035 •		3	3
5.500% due 08/25/2034		30	28
Countrywide Alternative Loan Trust
2.104% due 12/25/2035 ~		34	29
3.173% due 02/20/2047 ^•		224	174
3.444% due 05/25/2047 •		58	49
3.464% due 09/25/2046 ^•		1,349	1,270
3.644% due 12/25/2035 ~		16	15
6.000% due 03/25/2037 ^		2,594	1,070
6.000% due 04/25/2037		273	234
Countrywide Home Loan Mortgage Pass-Through Trust
3.124% due 05/20/2036 ^~		47	45
3.617% due 10/20/2035 ~		720	682
5.500% due 08/25/2035 ^		22	17
6.000% due 04/25/2036		256	146
6.000% due 03/25/2037 ^		833	442
Credit Suisse Mortgage Capital Certificates 5.642% due 10/26/2036 ~		108	91
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 3.184% due 10/25/2036 ^•		6	5
Eurosail PLC 3.176% due 06/13/2045 •	GBP	1,219	1,351
First Horizon Alternative Mortgage Securities Trust
3.112% due 06/25/2034 ~		$70	67
6.000% due 02/25/2037 ^		275	123
First Horizon Mortgage Pass-Through Trust 3.875% due 08/25/2035 ~		91	64
Great Hall Mortgages PLC
2.409% due 06/18/2038 •	GBP	37	41
2.996% due 03/18/2039 ~		44	48
GreenPoint Mortgage Funding Trust
3.444% due 09/25/2046 ~		$203	182
3.524% due 06/25/2045 ~		99	92
3.624% due 11/25/2045 •		85	78
GSR Mortgage Loan Trust
2.997% due 01/25/2035 ~		32	30
3.231% due 09/25/2035 ~		64	62
3.529% due 12/25/2034 ~		77	70
3.652% due 07/25/2035 ~		56	53
HarborView Mortgage Loan Trust
3.183% due 09/19/2037 ~		35	31
3.433% due 05/19/2035 •		26	24
3.553% due 02/19/2036 •		74	41
3.673% due 06/20/2035 •		41	38
IndyMac INDA Mortgage Loan Trust 3.136% due 11/25/2035 ^~		24	23
IndyMac INDX Mortgage Loan Trust
2.975% due 12/25/2034 ~		43	41
3.644% due 07/25/2035 •		126	94
3.864% due 05/25/2034 ~		7	6
JP Morgan Mortgage Trust
2.650% due 02/25/2035 ~		33	32
3.188% due 07/27/2037 ~		239	218
3.314% due 07/25/2035 ~		102	97
3.961% due 08/25/2035 ^~		48	41
4.032% due 09/25/2035 ~		12	11
4.198% due 07/25/2035 ~		28	28
4.237% due 08/25/2035 ~		61	58
Lehman XS Trust 5.384% due 12/25/2037 •		1,844	1,860
MASTR Adjustable Rate Mortgages Trust 3.819% due 11/21/2034 ~		44	42
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 3.518% due 11/15/2031 •		32	32
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 3.258% due 12/15/2030 •		32	30
Merrill Lynch Mortgage Investors Trust
3.149% due 12/25/2035 ~		45	35
3.584% due 11/25/2035 ~		32	30
Morgan Stanley Mortgage Loan Trust 3.190% due 06/25/2036 ~		110	107
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		4,043	3,804
Residential Accredit Loans, Inc. Trust
1.778% due 10/25/2037 ~		704	632
3.384% due 08/25/2035 •		41	31
Residential Asset Securitization Trust
3.484% due 05/25/2035 •		444	307
6.500% due 09/25/2036 ^		210	84
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^		128	105
Residential Mortgage Securities PLC 3.395% due 06/20/2070 •	GBP	1,888	2,120

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

Sequoia Mortgage Trust
3.393% due 07/20/2036 ~		$237	207
3.693% due 10/19/2026 ~		10	10
Structured Adjustable Rate Mortgage Loan Trust
2.504% due 01/25/2035 ^~		50	43
3.588% due 08/25/2035 ~		45	40
3.624% due 02/25/2034 ~		34	33
Structured Asset Mortgage Investments Trust
3.464% due 06/25/2036 •		15	14
3.493% due 07/19/2035 •		250	229
3.504% due 04/25/2036 •		82	72
3.653% due 10/19/2034 •		23	22
Thornburg Mortgage Securities Trust 3.704% due 06/25/2044 ~		2,256	2,075
Towd Point Mortgage Funding 2.833% due 10/20/2051 •	GBP	3,371	3,756
Wachovia Mortgage Loan Trust LLC 1.445% due 01/25/2037 •		$1,174	491
WaMu Mortgage Pass-Through Certificates Trust
1.669% due 12/25/2046 •		32	28
1.834% due 01/25/2047 ~		212	197
1.874% due 05/25/2047 •		164	145
2.104% due 02/25/2046 •		49	44
2.152% due 07/25/2046 ~		311	270
2.304% due 11/25/2042 •		6	6
2.604% due 11/25/2046 ~		42	37
2.815% due 08/25/2035 ~		9	8
3.066% due 12/25/2035 ~		47	44

Total Non-Agency Mortgage-Backed Securities (Cost $31,347)			27,625

ASSET-BACKED SECURITIES 10.2%
522 Funding CLO Ltd. 3.750% due 10/20/2031 •		1,200	1,173
ACAS CLO Ltd. 3.630% due 10/18/2028 •		1,539	1,513
ACE Securities Corp. Home Equity Loan Trust 3.484% due 03/25/2037 •		352	174
ALME Loan Funding Designated Activity Co. 0.750% due 04/15/2032 •	EUR	800	762
American Money Management Corp. CLO Ltd.
3.813% due 04/25/2031 ~		$700	686
3.862% due 11/10/2030 •		800	789
Anchorage Capital CLO Ltd.
3.562% due 07/15/2030 •		1,200	1,184
3.899% due 07/22/2032 ~		1,100	1,071
Apidos CLO
3.640% due 07/18/2029 •		2,400	2,354
3.670% due 07/17/2030 ~		1,100	1,078
Arbor Realty Commercial Real Estate Notes Ltd. 3.735% due 01/15/2037 •		4,700	4,583
Ares CLO Ltd.
3.382% due 01/15/2029 ~		256	251
3.562% due 01/15/2032 •		700	683
Ares European CLO DAC
0.610% due 04/15/2030 ~	EUR	1,187	1,133
0.780% due 10/15/2031 •		300	284
Argent Securities Trust
3.404% due 05/25/2036 ~		$115	31
3.564% due 05/25/2035 •		483	431
Atlas Senior Loan Fund Ltd.
3.602% due 01/15/2031 •		491	482
3.890% due 01/16/2030 ~		1,167	1,156
Barings CLO Ltd. 3.780% due 01/20/2032 ~		2,100	2,044
Bastille Euro CLO DAC 1.150% due 01/15/2034 •	EUR	500	473
BDS Ltd. 4.818% due 03/19/2039 ~		$1,600	1,561
Benefit Street Partners CLO Ltd. 3.462% due 10/15/2030 •		800	786
Birch Grove CLO Ltd. 4.423% due 06/15/2031 •		800	786
Black Diamond CLO DAC
1.301% due 05/15/2032 •	EUR	400	382
1.810% due 10/03/2029 •		142	139
3.335% due 10/03/2029 ~		$97	96
Blackrock European CLO DAC 1.900% due 12/15/2032 ~	EUR	700	654
BlueMountain Fuji EUR CLO III DAC 0.720% due 01/15/2031 •		300	286
Brookside Mill CLO Ltd. 3.560% due 01/17/2028 •		$11	11
Cairn CLO DAC 0.780% due 10/15/2031 •	EUR	300	283

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

Capital Four U.S. CLO Ltd. 5.814% due 10/20/2030 •		$1,000	983
Carlyle Euro CLO DAC 0.951% due 08/15/2030 •	EUR	598	573
Carlyle Global Market Strategies CLO Ltd.
3.839% due 04/22/2032 •		$300	292
3.872% due 08/14/2030 ~		1,800	1,775
Carlyle Global Market Strategies Euro CLO DAC 1.071% due 11/15/2031 ~	EUR	700	664
Carlyle U.S. CLO Ltd.
3.692% due 01/15/2030 •		$500	490
3.710% due 04/20/2031 •		2,500	2,431
Carrington Mortgage Loan Trust 3.960% due 07/20/2030 ~		600	592
Catamaran CLO Ltd. 3.859% due 04/22/2030 ~		1,492	1,472
Cedar Funding CLO Ltd. 3.840% due 07/17/2031 •		600	584
CIFC European Funding CLO DAC 1.050% due 01/15/2034 •	EUR	1,000	938
CIFC Funding Ltd.
3.733% due 10/24/2030 •		$2,900	2,854
3.740% due 04/18/2031 •		500	490
3.742% due 04/23/2029 •		474	469
CIT Mortgage Loan Trust
4.434% due 10/25/2037 •		115	114
4.584% due 10/25/2037 •		3,400	3,179
Citigroup Mortgage Loan Trust 3.164% due 01/25/2037 •		84	65
College Loan Corp. Trust 3.033% due 01/25/2024 •		448	443
Contego CLO DAC 0.785% due 01/23/2030 •	EUR	799	762
Countrywide Asset-Backed Certificates 3.334% due 03/25/2037 ~		$1,227	1,162
Countrywide Asset-Backed Certificates Trust
3.274% due 11/25/2037 •		2,713	2,503
3.824% due 08/25/2047 ~		132	127
CQS U.S. CLO Ltd. 5.997% due 07/20/2031 ~		2,000	1,992
Credit-Based Asset Servicing & Securitization LLC
1.844% due 07/25/2037 ~		678	469
3.444% due 06/25/2035 •		386	374
Credit-Based Asset Servicing & Securitization Trust 3.204% due 11/25/2036 •		51	25
Crestline Denali CLO Ltd.
3.740% due 04/20/2030 ~		774	765
3.923% due 10/23/2031 ~		500	489
Dryden CLO Ltd.
3.562% due 07/15/2031 ~		1,700	1,653
3.710% due 04/18/2031 •		$600	591
Dryden Euro CLO DAC
0.880% due 04/15/2034 •		2,194	2,048
1.181% due 05/15/2034 •		300	284
Ellington Loan Acquisition Trust 4.184% due 05/25/2037 •		$326	315
Fidelity Grand Harbour CLO DAC 2.200% due 03/15/2032 ~	EUR	700	644
First Franklin Mortgage Loan Trust 3.789% due 11/25/2036 •		$2,311	2,221
Fremont Home Loan Trust 3.219% due 10/25/2036 ~		684	613
Gallatin CLO Ltd. 3.602% due 07/15/2031 ~		500	490
Ginnie Mae 3.185% due 09/01/2072 «		2,200	2,203
GoldenTree Loan Management U.S. CLO Ltd. 3.620% due 11/20/2030 ~		500	488
GSAA Home Equity Trust 6.720% due 03/25/2046 þ		254	155
GSAMP Trust
3.154% due 12/25/2036 •		65	34
3.819% due 09/25/2035 ^~		34	34
4.059% due 03/25/2035 ^•		37	34
Halseypoint CLO Ltd. 4.232% due 11/30/2032 ~		600	586
Harvest CLO DAC
0.730% due 10/15/2030 •	EUR	899	860
0.760% due 07/15/2031 •		1,400	1,317
Home Equity Asset Trust 3.759% due 02/25/2036 •		$1,666	1,614
HSI Asset Securitization Corp. Trust 3.184% due 10/25/2036 ~		4	2
IndyMac INDB Mortgage Loan Trust 3.224% due 07/25/2036 ~		561	181

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

JP Morgan Mortgage Acquisition Trust 3.294% due 10/25/2036 •		30	30
Jubilee CLO DAC
0.753% due 07/12/2028 •	EUR	97	95
1.800% due 12/15/2029 •		1,585	1,535
KKR CLO Ltd. 3.462% due 07/15/2030 ~		$1,100	1,087
Laurelin DAC 0.767% due 10/20/2031 •	EUR	500	473
LCM LP
3.608% due 07/19/2027 •		$3,649	3,590
3.710% due 07/20/2030 •		300	295
LCM Ltd. 3.577% due 07/20/2030 •		1,000	984
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		876	590
Lehman XS Trust
3.404% due 05/25/2036 •		705	764
4.292% due 06/25/2036 þ		576	559
LoanCore Issuer Ltd. 3.834% due 01/17/2037 ~		1,800	1,747
Long Beach Mortgage Loan Trust 3.324% due 08/25/2036 ~		983	422
Madison Park Funding Ltd.
3.262% due 04/15/2029 •		481	474
3.589% due 04/22/2027 •		2,442	2,407
Magnetite Ltd.
3.492% due 04/15/2031 •		398	392
3.785% due 11/15/2028 •		1,569	1,535
Man GLG Euro CLO DAC
0.870% due 01/15/2030 •	EUR	483	467
1.021% due 05/15/2031 •		800	766
Marathon CLO Ltd. 3.854% due 11/21/2027 ~		$72	72
Marathon Static CLO Ltd. 5.070% due 07/20/2030 •		1,300	1,290
MASTR Asset-Backed Securities Trust 3.834% due 10/25/2035 ^•		51	48
Merrill Lynch Mortgage Investors Trust
3.244% due 09/25/2037 ~		13	3
3.324% due 02/25/2037 ~		258	87
MF1 Ltd.
4.039% due 07/16/2036 •		500	485
5.174% due 06/19/2037 •		1,600	1,570
MidOcean Credit CLO
3.836% due 01/29/2030 ~		797	786
4.034% due 02/20/2031 •		1,000	980
Morgan Stanley ABS Capital, Inc. Trust 3.304% due 10/25/2036 •		1,660	823
Morgan Stanley IXIS Real Estate Capital Trust 3.134% due 11/25/2036 •		8	3
New Century Home Equity Loan Trust
3.244% due 08/25/2036 •		1,332	1,289
3.849% due 02/25/2035 ~		80	76
NovaStar Mortgage Funding Trust 3.789% due 01/25/2036 ~		766	759
Oak Hill European Credit Partners DAC 0.787% (EUR003M + 0.740%) due 10/20/2031 ~	EUR	1,700	1,614
Oaktree CLO Ltd. 3.869% due 04/22/2030 ~		$600	588
OCP Euro CLO DAC 0.820% due 01/15/2032 •	EUR	800	768
Octagon Investment Partners Ltd.
3.700% due 04/16/2031 •		$1,200	1,179
3.905% due 02/14/2031 •		800	782
OSD CLO Ltd. 3.610% due 04/17/2031 ~		2,092	2,035
OZLM Ltd.
3.720% due 10/17/2029 •		926	911
3.810% due 10/20/2031 •		300	294
3.870% due 07/20/2032 •		600	582
4.032% due 10/30/2030 •		396	390
Palmer Square CLO Ltd. 3.840% due 07/16/2031 •		800	779
Palmer Square European Loan Funding 0.000% due 04/12/2032 «•(a)		4,700	4,593
Palmer Square European Loan Funding DAC 1.050% due 10/15/2031 •	EUR	1,300	1,245
Palmer Square Loan Funding Ltd.
3.312% due 10/15/2029 •		$2,785	2,721
3.510% due 07/20/2029 ~		1,986	1,963
Park Place Securities, Inc. 3.789% due 09/25/2035 ~		154	156
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.819% due 09/25/2035 •		520	505
4.134% due 10/25/2034 •		2,616	2,568

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

Rad CLO Ltd. 3.903% due 07/24/2032 •		4,200	4,081
Regatta Funding Ltd. 3.990% due 10/17/2030 ~		800	788
Renaissance Home Equity Loan Trust 3.844% due 12/25/2032 •		51	45
Residential Asset Securities Corp. Trust
3.364% due 09/25/2036 ~		1,300	1,259
3.544% due 06/25/2036 •		2,314	2,199
Romark CLO Ltd. 3.813% due 10/23/2030 •		800	785
Saranac CLO Ltd.
4.214% due 11/20/2029 •		482	478
4.385% due 08/13/2031 ~		1,400	1,371
Saxon Asset Securities Trust 3.394% due 09/25/2037 •		485	464
Securitized Asset-Backed Receivables LLC Trust
3.204% due 12/25/2036 ^~		268	72
3.384% due 07/25/2036 •		194	92
3.404% due 07/25/2036 ~		2,729	1,071
Segovia European CLO DAC 0.927% due 07/20/2032 ~	EUR	600	567
SLM Student Loan Trust
3.333% due 10/25/2064 •		$2,146	2,101
4.283% due 04/25/2023 •		1,603	1,592
Sound Point CLO Ltd.
3.683% due 01/23/2029 ~		407	403
3.690% due 10/20/2030 ~		500	491
3.773% due 01/23/2029 •		2,110	2,094
3.890% due 04/18/2031 ~		400	390
3.920% due 07/20/2032 •		1,200	1,178
Soundview Home Loan Trust
3.204% due 11/25/2036 •		39	13
3.264% due 07/25/2037 •		768	700
3.284% due 06/25/2037 ~		1,456	1,044
St. Paul's CLO DAC 0.975% due 04/25/2030 •	EUR	599	573
Stratus CLO Ltd.
3.610% due 12/28/2029 ~		$457	447
3.660% due 12/29/2029 ~		941	925
Structured Asset Securities Corp. Mortgage Loan Trust 4.064% due 04/25/2035 •		89	88
Symphony CLO Ltd. 3.433% due 07/14/2026 •		97	96
TCW CLO Ltd. 3.753% due 04/25/2031 •		1,100	1,075
THL Credit Wind River CLO Ltd. 3.592% due 04/15/2031 ~		1,600	1,555
Toro European CLO DAC
0.740% due 10/15/2030 •	EUR	800	765
0.740% due 10/15/2030 ~		600	574
TPG Real Estate Finance Issuer Ltd. 3.935% due 02/15/2039 •		$1,500	1,461
Tralee CLO Ltd. 4.103% due 04/25/2034 •		1,400	1,358
Venture CLO Ltd.
3.392% due 04/15/2027 ~		699	685
3.392% due 07/15/2027 •		191	191
3.610% due 10/20/2028 •		677	663
3.700% due 07/20/2030 •		300	296
4.073% due 08/28/2029 ~		1,358	1,338
Vibrant CLO Ltd.
3.750% due 09/15/2030 •		500	491
3.830% due 07/20/2032 •		1,200	1,171
Voya CLO Ltd.
3.572% due 04/15/2031 ~		500	491
3.640% due 01/18/2029 ~		1,662	1,644
3.690% due 04/17/2030 ~		296	292
Wellfleet CLO Ltd. 3.600% due 07/20/2029 •		532	525

Total Asset-Backed Securities (Cost $167,000)			160,900

SOVEREIGN ISSUES 8.6%
Argentina Government International Bond 47.331% (BADLARPP) due 10/04/2022 ~	ARS	300	0
Australia Government International Bond 3.000% due 09/20/2025 (d)	AUD	12,113	8,119
Canada Government Real Return Bond 4.250% due 12/01/2026 (d)	CAD	6,554	5,267
France Government International Bond
0.100% due 03/01/2026 (d)	EUR	14,005	13,976
0.100% due 07/25/2031 (d)		2,338	2,256
0.100% due 07/25/2038 (d)		5,247	4,683
0.250% due 07/25/2024 (d)		8,412	8,516

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		5,644	4,835
1.400% due 05/26/2025 (d)		44,855	43,896
Japan Government International Bond
0.005% due 03/10/2031 (d)	JPY	288,929	2,121
0.100% due 03/10/2028 (d)		693,077	5,035
0.100% due 03/10/2029 (d)		569,972	4,155
Mexico Government International Bond 7.750% due 05/29/2031	MXN	53,861	2,376
New Zealand Government International Bond
2.000% due 09/20/2025 (d)	NZD	5,802	3,275
3.000% due 09/20/2030 (d)		5,040	2,956
Peru Government International Bond 5.940% due 02/12/2029	PEN	3,400	751
Qatar Government International Bond 3.875% due 04/23/2023		$700	698
Saudi Government International Bond 4.000% due 04/17/2025		2,270	2,224
United Kingdom Gilt
0.125% due 03/22/2024 (d)	GBP	10,054	11,463
0.125% due 03/22/2058 (d)		2,535	3,311
1.875% due 11/22/2022 (d)		5,675	6,386

Total Sovereign Issues (Cost $163,758)			136,299

		SHARES
PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(e)		1,220,000	1,051

UTILITIES 0.5%
AT&T Mobility LLC 7.000% due 01/20/2023 «(e)(g)		360,018	9,163

Total Preferred Securities (Cost $10,958)			10,214

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 36.9%
REPURCHASE AGREEMENTS (h) 36.9%			584,400

U.S. TREASURY BILLS 0.0%
2.984% due 12/01/2022 - 12/15/2022 (b)(c)		$646	643

Total Short-Term Instruments (Cost $585,042)			585,043

Total Investments in Securities (Cost $2,546,149)			2,299,952

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		11,766	114

Total Short-Term Instruments (Cost $114)			114

Total Investments in Affiliates (Cost $114)			114

Total Investments 145.1% (Cost $2,546,263)			$2,300,066
Financial Derivative Instruments (j)(l) (1.2)%(Cost or Premiums, net $1,766)			(19,285)
Other Assets and Liabilities, net (43.9)%			(695,865)

Net Assets 100.0%			$1,584,916

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	7.000%	01/20/2023	09/24/2020	$9,738	$9,163	0.58%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	2.930%	10/03/2022	10/04/2022	$584,400	U.S. Treasury Notes 1.125% due 02/15/2031	$(597,691)	$584,400	$584,400

Total Repurchase Agreements	$(597,691)	$584,400	$584,400

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	3.070%	09/30/2022	10/03/2022	$(1,948)	$(1,949)
BOS	3.040	09/30/2022	10/03/2022	(51,577)	(51,590)
BPG	3.100	10/04/2022	10/05/2022	(110,238)	(110,238)
3.110	10/03/2022	10/04/2022	(902,902)	(902,901)

Total Sale-Buyback Transactions	$(1,066,678)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.5)%
Uniform Mortgage-Backed Security, TBA	3.000%	10/13/2052	$9,100	$(8,168)	$(7,923)

Total Short Sales (0.5)%	$(8,168)	$(7,923)

(i)	Securities with an aggregate market value of $1,042,603 have been pledged as collateral under the terms of master agreements as of September 30, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(356,070) at a weighted average interest rate of 0.496%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $87 of deferred price drop.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month Euribor March Futures	03/2023	681	$162,182	$(5,127)	$191	$0
Euro-Bund 10-Year Bond December Futures	12/2022	205	27,824	(1,378)	199	(82)
U.S. Treasury 5-Year Note December Futures	12/2022	642	69,020	(1,757)	0	(171)
U.S. Treasury 10-Year Ultra December Futures	12/2022	198	23,460	(241)	0	(204)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	242	33,154	(2,528)	0	(393)
United Kingdom Long Gilt December Futures	12/2022	18	1,937	(271)	0	(16)

$(11,302)	$390	$(866)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond December Futures	12/2022	14	$(954)	$12	$0	$(4)
Australia Government 10-Year Bond December Futures	12/2022	46	(3,446)	63	0	(57)
Euro-Bobl December Futures	12/2022	252	(29,575)	762	7	(146)
Euro-BTP December Futures	12/2022	335	(36,765)	1,620	144	(378)
Euro-BTP Italy Government Bond December Futures	12/2022	237	(24,463)	315	0	(128)
Euro-Buxl 30-Year Bond December Futures	12/2022	14	(2,012)	199	42	(15)
Euro-OAT France Government 10-Year Bond December Futures	12/2022	92	(11,913)	626	48	(82)
Euro-Schatz December Futures	12/2022	1,596	(167,623)	1,698	0	(383)
Gold 100 oz. December Futures	12/2022	78	(13,042)	266	0	(26)
Japan Government 10-Year Bond December Futures	12/2022	100	(102,467)	33	0	(221)
U.S. Treasury 2-Year Note December Futures	12/2022	540	(110,911)	1,821	80	0
U.S. Treasury 10-Year Note December Futures	12/2022	1,202	(134,699)	6,246	470	0
U.S. Treasury 30-Year Bond December Futures	12/2022	629	(79,510)	6,042	413	0

$19,703	$1,204	$(1,440)

Total Futures Contracts	$8,401	$1,594	$(2,306)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2022	0.744%	EUR	800	$6	$(5)	$1	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2023	0.652	$800	(45)	48	3	0	0

$(39)	$43	$4	$0	$0

INTEREST RATE SWAPS
Variation Margin(1)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	2.000%	Annual	03/15/2053	GBP	5,800	$1,781	$1	$1,782	$0	$(12)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	400,000	(7)	12	5	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	118,480	(2)	5	3	0	(1)
Pay(6)	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	58,000	0	(1,781)	(1,781)	71	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	11,800	36	370	406	0	(24)
Receive(6)	3-Month USD-LIBOR	1.840	Semi-Annual	11/15/2028	$13,300	0	1,175	1,175	50	0
Receive(6)	3-Month USD-LIBOR	1.840	Semi-Annual	11/21/2028	7,200	0	634	634	27	0
Pay(6)	3-Month USD-LIBOR	1.975	Semi-Annual	11/15/2053	2,800	0	(649)	(649)	0	(32)
Pay(6)	3-Month USD-LIBOR	1.888	Semi-Annual	11/21/2053	1,500	0	(371)	(371)	0	(17)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	200	(1)	(6)	(7)	0	0

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		2,600	(13)	(213)	(226)	13	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		6,000	(33)	(503)	(536)	30	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		2,900	(22)	(243)	(265)	12	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		5,700	(21)	(408)	(429)	25	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		2,500	(9)	(180)	(189)	10	0
Receive(6)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		7,800	963	(41)	922	0	(47)
Pay(6)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053		1,100	(140)	(61)	(201)	0	(15)
Receive	CPTFEMU	3.520	Maturity	09/15/2024		2,400	(6)	7	1	14	0
Pay	CPTFEMU	3.000	Maturity	05/15/2027		1,900	1	14	15	0	(19)
Pay	CPTFEMU	3.130	Maturity	05/15/2027		1,200	0	2	2	0	(12)
Pay	CPTFEMU	2.359	Maturity	08/15/2030		2,500	0	23	23	0	(28)
Receive	CPTFEMU	1.380	Maturity	03/15/2031		19,800	(142)	(3,054)	(3,196)	257	0
Pay	CPTFEMU	2.600	Maturity	05/15/2032		5,300	27	(13)	14	0	(62)
Pay	CPTFEMU	2.570	Maturity	06/15/2032		2,200	0	(19)	(19)	0	(27)
Pay	CPTFEMU	2.720	Maturity	06/15/2032		5,200	(30)	(89)	(119)	0	(63)
Pay	CPTFEMU	2.470	Maturity	07/15/2032		2,800	0	2	2	0	(32)
Receive	CPTFEMU	2.488	Maturity	05/15/2037		3,740	4	(29)	(25)	48	0
Receive	CPTFEMU	2.580	Maturity	03/15/2052		800	1	4	5	8	0
Receive	CPTFEMU	2.590	Maturity	03/15/2052		1,300	(34)	47	13	13	0
Receive	CPTFEMU	2.550	Maturity	04/15/2052		200	0	2	2	2	0
Receive	CPTFEMU	2.421	Maturity	05/15/2052		550	0	(14)	(14)	5	0
Receive	CPURNSA	3.850	Maturity	12/20/2022		$73,500	0	(2,737)	(2,737)	0	(23)
Pay	CPURNSA	2.210	Maturity	02/05/2023		20,900	0	1,768	1,768	0	(1)
Pay	CPURNSA	2.263	Maturity	04/27/2023		14,090	(2)	1,111	1,109	13	0
Pay	CPURNSA	2.263	Maturity	05/09/2023		3,250	0	257	257	3	0
Pay	CPURNSA	2.281	Maturity	05/10/2023		4,970	0	389	389	5	0
Pay	CPURNSA	2.314	Maturity	02/26/2026		2,700	0	253	253	0	(7)
Pay	CPURNSA	2.419	Maturity	03/05/2026		10,200	0	903	903	0	(22)
Pay	CPURNSA	2.768	Maturity	05/13/2026		7,700	0	524	524	0	(15)
Pay	CPURNSA	2.813	Maturity	05/14/2026		3,300	0	217	217	0	(6)
Pay	CPURNSA	2.703	Maturity	05/25/2026		5,980	0	419	419	0	(12)
Pay	CPURNSA	2.690	Maturity	06/01/2026		400	0	28	28	0	(1)
Pay	CPURNSA	1.798	Maturity	08/25/2027		7,000	0	950	950	0	(23)
Pay	CPURNSA	1.890	Maturity	08/27/2027		7,100	0	919	919	0	(23)
Receive	CPURNSA	2.379	Maturity	07/09/2028		3,700	(2)	(273)	(275)	12	0
Pay	CPURNSA	2.573	Maturity	08/26/2028		800	0	42	42	0	(2)
Pay	CPURNSA	2.645	Maturity	09/10/2028		1,900	0	85	85	0	(6)
Receive	CPURNSA	2.165	Maturity	04/16/2029		18,000	0	(1,808)	(1,808)	65	0
Receive	CPURNSA	1.954	Maturity	06/03/2029		6,450	0	(764)	(764)	23	0
Receive	CPURNSA	1.998	Maturity	07/25/2029		20,100	0	(2,251)	(2,251)	81	0
Receive	CPURNSA	1.760	Maturity	11/04/2029		12,300	(11)	(1,658)	(1,669)	53	0
Pay	CPURNSA	2.311	Maturity	02/24/2031		21,800	0	1,969	1,969	0	(94)
Pay	UKRPI	4.480	Maturity	09/15/2023	GBP	2,300	0	273	273	5	0
Pay	UKRPI	6.440	Maturity	05/15/2024		1,300	0	45	45	3	0
Pay	UKRPI	6.600	Maturity	05/15/2024		3,300	1	103	104	6	0
Pay	UKRPI	5.200	Maturity	06/15/2024		1,600	0	49	49	3	0
Pay	UKRPI	5.330	Maturity	06/15/2024		2,700	0	75	75	5	0
Receive	UKRPI	3.850	Maturity	09/15/2024		10,900	0	(1,327)	(1,327)	0	(39)
Receive	UKRPI	3.330	Maturity	01/15/2025		800	25	(154)	(129)	0	(4)
Pay	UKRPI	4.735	Maturity	12/15/2026		5,300	(71)	555	484	52	0
Pay	UKRPI	4.615	Maturity	02/15/2027		5,000	0	429	429	51	0
Pay	UKRPI	4.626	Maturity	02/15/2027		5,800	4	490	494	59	0
Receive	UKRPI	3.400	Maturity	06/15/2030		3,500	124	(818)	(694)	0	(88)
Receive	UKRPI	3.325	Maturity	08/15/2030		13,400	126	(3,038)	(2,912)	0	(358)
Receive	UKRPI	3.750	Maturity	04/15/2031		2,110	(2)	(418)	(420)	0	(57)
Receive	UKRPI	4.066	Maturity	09/15/2031		1,800	0	(257)	(257)	0	(53)
Pay	UKRPI	4.125	Maturity	09/15/2032		1,660	0	59	59	56	0
Pay	UKRPI	4.130	Maturity	09/15/2032		7,440	1	262	263	251	0
Receive	UKRPI	3.566	Maturity	03/15/2036		1,100	0	(232)	(232)	0	(68)
Receive	UKRPI	3.580	Maturity	03/15/2036		4,000	(26)	(810)	(836)	0	(248)

							$2,520	$(9,747)	$(7,227)	$1,331	$(1,545)

Total Swap Agreements							$2,481	$(9,704)	$(7,223)	$1,331	$(1,545)

(k)

Securities with an aggregate market value of $11,127 and cash of $6,423 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.

(1)	Unsettled variation margin asset of $67 for closed futures and unsettled variation margin asset of $33 for closed swap agreements is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	10/2022	CAD	4,225	$3,204	$145	$0
10/2022	EUR	1,332	1,334	29	0
10/2022	GBP	99	113	2	0
10/2022	MXN	2,110	104	0	0
10/2022	$1,956	EUR	1,952	0	(43)
10/2022	1,707	GBP	1,476	0	(59)
10/2022	1,026	JPY	143,700	0	(33)
10/2022	6,459	NZD	11,308	0	(131)
11/2022	NZD	11,308	$6,459	130	0
12/2022	$103	MXN	2,110	1	0
CBK	10/2022	GBP	155	$178	5	0
10/2022	JPY	779,045	5,644	262	0
10/2022	PEN	1,160	299	8	0
10/2022	$299	PEN	1,160	0	(8)
11/2022	GBP	845	$925	0	(20)
11/2022	PEN	5,663	1,427	12	0
12/2022	$104	MXN	2,110	0	0
12/2022	297	PEN	1,160	0	(8)
GLM	10/2022	103	MXN	2,110	2	0
12/2022	171	PEN	679	0	(1)
JPM	10/2022	CAD	3,291	$2,544	161	0
10/2022	EUR	2,101	2,104	45	0
MBC	10/2022	672	671	12	0
10/2022	$3,851	EUR	3,966	52	(17)
MYI	10/2022	AUD	4,909	$3,414	273	0
10/2022	MXN	48,762	2,387	0	(25)
10/2022	NZD	13,709	8,485	813	0
10/2022	$5,990	AUD	9,227	0	(88)
10/2022	96,970	EUR	100,508	1,533	0
10/2022	24,568	GBP	22,696	773	0
10/2022	3,182	JPY	458,770	0	(12)
10/2022	1,469	NZD	2,401	0	(126)
11/2022	AUD	9,227	$5,993	88	0
11/2022	EUR	101,189	97,832	0	(1,537)
11/2022	GBP	22,696	24,583	0	(774)
11/2022	JPY	457,544	3,181	12	0
SOG	10/2022	EUR	100,829	101,468	2,650	0
TOR	10/2022	AUD	7,704	5,384	456	0
10/2022	JPY	1,074,282	7,868	446	0
10/2022	$3,488	CAD	4,759	0	(42)
11/2022	CAD	4,760	$3,488	42	0
UAG	10/2022	AUD	750	514	34	0
10/2022	GBP	24,792	28,846	1,164	0
10/2022	$1,007	GBP	874	0	(31)
10/2022	8,670	JPY	1,250,202	0	(32)
11/2022	GBP	286	$310	0	(9)
11/2022	JPY	1,246,858	8,670	32	0

Total Forward Foreign Currency Contracts	$9,182	$(2,996)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	5,600	$4	$2,500
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	6,530	497	2,912
BRC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.410	02/02/2023	38,400	192	2
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	3,370	251	1,503
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.720	02/23/2023	67,400	371	8
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237	11/17/2023	5,300	329	1,076
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	04/26/2023	18,000	192	37

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.710	01/25/2023	71,800	438	4
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.428	01/31/2023	38,100	195	1
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	05/31/2023	31,100	373	84
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	5,400	394	2,416
NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	05/31/2023	19,700	236	53
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	10,900	685	2,133

Total Purchased Options							$4,157	$12,729

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.900%	11/16/2022	900	$(1)	$(1)
BRC	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.900	11/16/2022	900	(1)	(1)
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	2.000	12/21/2022	1,000	(2)	(2)
DUB	Put - OTC CDX.IG-38 5-Year Index		Sell	1.350	12/21/2022	1,600	(2)	(4)
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.400	12/21/2022	2,500	(4)	(5)
GST	Put - OTC CDX.IG-38 5-Year Index		Sell	1.600	10/19/2022	2,200	(3)	0
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.400	11/16/2022	4,500	(5)	(4)
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.500	12/21/2022	4,400	(7)	(7)
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	3.000	03/15/2023	2,000	(3)	(2)
JPM	Put - OTC CDX.IG-38 5-Year Index		Sell	1.350	11/16/2022	2,200	(3)	(3)
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.900	11/16/2022	900	(1)	(1)
MYC	Put - OTC CDX.IG-38 5-Year Index		Sell	1.600	12/21/2022	1,100	(2)	(1)

							$(34)	$(31)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index		Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151		Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	8,600	$(391)	$(137)
JPM	Cap - OTC CPURNSA	233.916		Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	34,300	(250)	(1)
	Cap - OTC CPURNSA	234.781		Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	2,900	(20)	0

							$(661)	$(138)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	16,800	$0	$(4,410)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	19,530	(484)	(5,130)
BRC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.558	02/02/2023	8,400	(192)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	10,270	(252)	(2,698)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.736	02/23/2023	15,000	(371)	(10)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	26,200	(330)	(1,874)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	04/26/2023	9,900	(195)	(49)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.785	01/25/2023	15,900	(440)	(6)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.579	01/31/2023	8,300	(194)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/31/2023	17,100	(373)	(108)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	16,200	(393)	(4,253)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	53,300	(704)	(3,897)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/31/2023	10,900	(238)	(69)

							$(4,166)	$(22,508)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description				Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)		Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052				$99.406	11/07/2022		1,400	$(11)		$(61)

Total Written Options									$(4,872)		$(22,738)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	United States Treasury Inflation Indexed Bonds	N/A	3.020%	Maturity	10/06/2022	$75,000	$0	$(1,887)	$48	$(1,935)
	Receive	United States Treasury Inflation Indexed Bonds	N/A	3.040%	Maturity	10/20/2022	225,000	0	(8,368)	0	(8,368)
	Receive	United States Treasury Inflation Indexed Bonds	N/A	3.030%	Maturity	01/20/2023	75,000	0	(4,381)	0	(4,381)

Total Swap Agreements								$0	$(14,636)	$48	$(14,684)

(m)

Securities with an aggregate market value of $23,832 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)								Notional Amount represents the number of contracts.
(2)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Loan Participations and Assignments					$0		$74	$0		$74
Corporate Bonds & Notes
Banking & Finance					0		18,007	0		18,007
Industrials					0		474	0		474
Utilities					0		194	0		194
U.S. Government Agencies					0		67,788	0		67,788
U.S. Treasury Obligations					0		1,293,334	0		1,293,334
Non-Agency Mortgage-Backed Securities					0		27,625	0		27,625
Asset-Backed Securities					0		154,104	6,796		160,900
Sovereign Issues					0		136,299	0		136,299
Preferred Securities
Banking & Finance					0		1,051	0		1,051
Utilities					0		0	9,163		9,163
Short-Term Instruments
Repurchase Agreements					0		584,400	0		584,400
U.S. Treasury Bills					0		643	0		643

					$0		$2,283,993	$15,959		$2,299,952
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes					$114		$0	$0		$114

Total Investments					$114		$2,283,993	$15,959		$2,300,066

Short Sales, at Value - Liabilities
U.S. Government Agencies					$0		$(7,923)	$0		$(7,923)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					631		2,294	0		2,925
Over the counter					0		21,959	0		21,959

					$631		$24,253	$0		$24,884
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					(1,538)		(2,313)	0		(3,851)
Over the counter					0		(40,418)	0		(40,418)

					$(1,538)		$(42,731)	$0		$(44,269)

Total Financial Derivative Instruments					$(907)		$(18,478)	$0		$(19,385)

Totals					$(793)		$2,257,592	$15,959		$2,272,758

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2022:
Category and Subcategory	Beginning Balance at 12/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022 (1)

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$0	$1	$(3)	$0	$1	$1	$0	$0	$0	$0
Asset-Backed Securities	0	6,905	0	0	0	(109)	0	0	6,796	(110)
Preferred Securities
Utilities	9,385	0	0	0	0	(222)	0	0	9,163	(222)

Totals	$9,385	$6,906	$(3)	$0	$1	$(330)	$0	$0	$15,959	$(332)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Asset-Backed Securities		$6,796	Proxy Pricing			Base Price			99.800 - 100.022	99.872
Preferred Securities
Utilities		9,163	Discounted Cash Flow			Discount Rate			5.800	—

Total		$15,959

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio's shares is based on the Portfolio's net asset value (“NAV”). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for The Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using such data reflecting the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Sources or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Frequent or Excessive Purchases, Exchanges and Redemptions" section in the Portfolio's prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2022 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$4,938	$639,854	$(644,700)	$20	$2	$114	$54	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	SOG	Societe Generale Paris
BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	TOR	The Toronto-Dominion Bank
BRC	Barclays Bank PLC	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	NZD	New Zealand Dollar
AUD	Australian Dollar	JPY	Japanese Yen	PEN	Peruvian New Sol
CAD	Canadian Dollar	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	EUR003M	3 Month EUR Swap Rate	UKRPI	United Kingdom Retail Prices Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	LIBOR01M	1 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor
ALT	Alternate Loan Trust	DAC	Designated Activity Company	OIS	Overnight Index Swap
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	oz.	Ounce
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced

Schedule of Investments PIMCO Short-Term Portfolio	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Qatar National Bank TBD% due 11/06/2023 «		$2,000	$1,998

Total Loan Participations and Assignments (Cost $1,986)			1,998

CORPORATE BONDS & NOTES 49.3%
BANKING & FINANCE 27.1%
AerCap Ireland Capital DAC
1.150% due 10/29/2023		4,100	3,897
1.650% due 10/29/2024		1,500	1,372
4.500% due 09/15/2023		700	690
Air Lease Corp.
2.250% due 01/15/2023		400	397
2.750% due 01/15/2023		700	696
Aircastle Ltd.
4.400% due 09/25/2023		300	295
5.000% due 04/01/2023		2,800	2,786
Ally Financial, Inc. 3.050% due 06/05/2023		1,200	1,188
American Tower Corp. 3.000% due 06/15/2023		1,500	1,481
Aroundtown SA 4.500% due 05/14/2025	AUD	200	123
Athene Global Funding 3.121% (US0003M + 0.730%) due 01/08/2024 ~		$200	198
Aviation Capital Group LLC 3.875% due 05/01/2023		1,000	982
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		1,400	1,268
5.500% due 01/15/2023		500	498
Banco Santander SA 3.841% due 01/19/2023 •	AUD	800	512
Bank of America Corp.
3.004% due 12/20/2023 •		$1,400	1,393
3.234% due 10/24/2024 •		400	397
4.301% (SOFRRATE + 1.330%) due 04/02/2026 ~		1,600	1,592
Barclays PLC
4.302% (US0003M + 1.380%) due 05/16/2024 ~		5,400	5,398
5.129% (BBSW3M + 2.150%) due 06/26/2024 ~	AUD	750	486
BGC Partners, Inc. 5.375% due 07/24/2023		$1,690	1,689
BNP Paribas SA
3.375% due 01/09/2025		1,700	1,619
3.800% due 01/10/2024		2,200	2,160
4.218% (BBSW3M + 1.750%) due 02/28/2024 ~	AUD	600	385
4.705% due 01/10/2025 •		$1,500	1,477
BOC Aviation Ltd. 4.766% (US0003M + 1.125%) due 09/26/2023 ~		800	799
Brandywine Operating Partnership LP 3.950% due 02/15/2023		500	498
Cantor Fitzgerald LP 4.875% due 05/01/2024		2,100	2,053
Citigroup, Inc.
4.011% (BBSW3M + 1.720%) due 10/27/2023 ~	AUD	1,833	1,180
4.042% (US0003M + 1.100%) due 05/17/2024 ~		$1,100	1,100
4.105% (US0003M + 1.023%) due 06/01/2024 ~		400	401
CK Hutchison International Ltd. 3.250% due 04/11/2024		2,000	1,956
CNH Industrial Capital LLC 1.950% due 07/02/2023		500	490
CNO Global Funding 1.650% due 01/06/2025		200	184
Credit Agricole SA 4.652% (US0003M + 1.050%) due 03/22/2024 ~		1,400	1,404
Credit Suisse AG 1.000% due 05/05/2023		1,000	975
Credit Suisse Group AG
2.997% due 12/14/2023 •		2,900	2,878
3.850% (BBSW3M + 1.250%) due 03/08/2024 ~	AUD	1,800	1,146
4.476% (US0003M + 1.240%) due 06/12/2024 ~		$1,758	1,738

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2022 (Unaudited)

Danske Bank AS
1.171% due 12/08/2023 •		4,500	4,459
3.875% due 09/12/2023		500	492
4.296% (US0003M + 1.060%) due 09/12/2023 ~		850	846
5.375% due 01/12/2024		2,600	2,587
Deutsche Bank AG
0.898% due 05/28/2024 (e)		500	462
0.962% due 11/08/2023		600	571
2.222% due 09/18/2024 •		740	705
3.108% due 11/08/2023 •		3,000	2,969
3.521% (BBSW3M + 1.400%) due 01/30/2023 ~	AUD	500	319
3.700% due 05/30/2024		$400	387
3.950% due 02/27/2023		800	797
4.112% (US0003M + 1.190%) due 11/16/2022 ~		1,000	999
4.273% (US0003M + 1.230%) due 02/27/2023 ~		800	800
First Abu Dhabi Bank PJSC 3.417% (BBSW3M + 1.100%) due 02/18/2025 ~	AUD	1,000	636
Ford Motor Credit Co. LLC
3.350% due 11/01/2022		$1,000	1,000
3.550% due 10/07/2022		300	300
FS KKR Capital Corp. 1.650% due 10/12/2024		400	366
GA Global Funding Trust
1.250% due 12/08/2023		2,500	2,381
1.625% due 01/15/2026		400	351
3.374% (SOFRRATE + 0.500%) due 09/13/2024 ~		200	194
General Motors Financial Co., Inc.
1.050% due 03/08/2024		400	375
1.700% due 08/18/2023		4,000	3,882
3.890% (SOFRRATE + 1.200%) due 11/17/2023 ~		1,500	1,492
3.950% due 04/13/2024		700	683
5.100% due 01/17/2024		1,100	1,097
Goldman Sachs Group, Inc.
0.925% due 10/21/2024 •		1,000	950
3.436% (SOFRRATE + 0.620%) due 12/06/2023 ~		1,100	1,092
3.504% (BBSW3M + 1.200%) due 05/16/2023 ~	AUD	2,000	1,280
3.649% due 12/09/2026 •		$500	484
3.732% (BBSW3M + 1.550%) due 05/02/2024 ~	AUD	500	321
4.294% (SOFRRATE + 1.390%) due 03/15/2024 ~		$500	502
4.543% (US0003M + 1.750%) due 10/28/2027 ~		200	199
Harley-Davidson Financial Services, Inc. 3.350% due 02/15/2023		1,000	993
HSBC Bank PLC 3.641% due 09/28/2024 •		1,000	958
HSBC Holdings PLC
3.404% (BBSW3M + 1.100%) due 02/16/2024 ~	AUD	3,100	1,979
3.961% (US0003M + 1.000%) due 05/18/2024 ~		$900	889
4.257% (SOFRRATE + 1.430%) due 03/10/2026 ~		300	296
4.466% (US0003M + 1.230%) due 03/11/2025 ~		1,500	1,484
4.616% (US0003M + 1.380%) due 09/12/2026 ~		1,300	1,269
ING Groep NV
3.981% (SOFRRATE + 1.010%) due 04/01/2027 ~		700	664
4.611% (SOFRINDX + 1.640%) due 03/28/2026 ~		1,400	1,384
International Bank for Reconstruction & Development 0.850% due 02/10/2027		3,700	3,186
JPMorgan Chase & Co.
3.673% (US0003M + 0.890%) due 07/23/2024 ~		1,400	1,401
3.722% (SOFRRATE + 0.765%) due 09/22/2027 ~		500	475
LeasePlan Corp. NV 2.875% due 10/24/2024		1,150	1,080
Lloyds Banking Group PLC
2.907% due 11/07/2023 •		1,500	1,497
3.985% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	500	316
4.173% (BBSW3M + 1.300%) due 03/20/2023 ~		1,300	832
Mitsubishi HC Capital, Inc. 3.960% due 09/19/2023		$5,200	5,146
Mitsubishi UFJ Financial Group, Inc.
4.027% (SOFRRATE + 1.650%) due 07/18/2025 ~		1,300	1,310
4.250% (SOFRRATE + 1.385%) due 09/12/2025 ~		3,500	3,500
Mizuho Bank Ltd.
2.890% (BBSW3M + 0.540%) due 02/21/2025 ~	AUD	400	254
3.005% (BBSW3M + 0.750%) due 08/07/2024 ~		500	320
Mizuho Financial Group, Inc.
3.418% (US0003M + 0.990%) due 07/10/2024 ~		$1,700	1,699
3.627% (US0003M + 0.630%) due 05/25/2024 ~		1,100	1,090
Morgan Stanley 4.083% (US0003M + 1.220%) due 05/08/2024 ~		900	901
Nationwide Building Society
3.766% due 03/08/2024 •		1,000	989
4.363% due 08/01/2024 •		1,000	986
NatWest Group PLC 5.191% (US0003M + 1.550%) due 06/25/2024 ~		800	798
Nissan Motor Acceptance Co. LLC
3.450% due 03/15/2023		500	497
3.808% (US0003M + 0.640%) due 03/08/2024 ~		600	593
3.875% due 09/21/2023		500	491

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2022 (Unaudited)

Nomura Holdings, Inc.
1.851% due 07/16/2025		4,700	4,244
2.329% due 01/22/2027		700	603
2.648% due 01/16/2025		1,800	1,687
Nordea Bank Abp
3.776% (SOFRRATE + 0.960%) due 06/06/2025 ~		600	597
3.983% (US0003M + 0.940%) due 08/30/2023 ~		1,000	1,003
Park Aerospace Holdings Ltd. 4.500% due 03/15/2023		1,200	1,193
Piper Sandler Cos. 5.200% due 10/15/2023		700	681
Santander Holdings USA, Inc. 3.400% due 01/18/2023		2,400	2,390
Santander U.K. Group Holdings PLC
1.089% due 03/15/2025 •		2,700	2,495
3.373% due 01/05/2024 •		500	497
SL Green Operating Partnership LP 3.250% due 10/15/2022		1,000	1,000
SMBC Aviation Capital Finance DAC 3.550% due 04/15/2024		1,000	962
Societe Generale SA
2.625% due 01/22/2025		2,000	1,853
3.465% (SOFRRATE + 1.050%) due 01/21/2026 ~		1,800	1,738
3.875% due 03/28/2024		500	487
4.250% due 09/14/2023		1,500	1,484
Standard Chartered PLC
1.319% due 10/14/2023 •		4,819	4,814
3.885% due 03/15/2024 •		500	495
4.711% (SOFRRATE + 1.740%) due 03/30/2026 ~		1,000	990
Sumitomo Mitsui Financial Group, Inc. 3.441% (BBSW3M + 1.250%) due 10/16/2024 ~	AUD	3,900	2,491
Sumitomo Mitsui Trust Bank Ltd.
0.800% due 09/12/2023		$2,000	1,920
0.800% due 09/16/2024		500	458
Synchrony Financial 4.375% due 03/19/2024		600	590
UBS AG 2.991% (BBSW3M + 0.870%) due 07/30/2025 ~	AUD	1,800	1,149
UBS Group AG 4.229% (SOFRRATE + 1.580%) due 05/12/2026 ~		$4,000	4,009
Wells Fargo & Co. 3.767% (SOFRRATE + 1.320%) due 04/25/2026 ~		3,000	2,986

			163,852

INDUSTRIALS 19.0%
7-Eleven, Inc.
0.625% due 02/10/2023		1,550	1,528
0.800% due 02/10/2024		3,400	3,217
Ausgrid Finance Pty. Ltd.
3.341% (BBSW3M + 1.220%) due 10/30/2024 ~	AUD	1,100	703
3.750% due 10/30/2024		1,220	761
3.850% due 05/01/2023		$2,800	2,780
Barry Callebaut Services NV 5.500% due 06/15/2023		2,100	2,105
BAT Capital Corp.
2.789% due 09/06/2024		1,000	952
3.222% due 08/15/2024		1,600	1,541
Bayer U.S. Finance LLC
3.875% due 12/15/2023		300	295
4.303% (US0003M + 1.010%) due 12/15/2023 ~		2,000	1,994
Berry Global, Inc.
0.950% due 02/15/2024		2,579	2,425
4.875% due 07/15/2026		1,300	1,224
Boeing Co.
1.875% due 06/15/2023		300	294
4.508% due 05/01/2023		6,100	6,080
CenterPoint Energy Resources Corp. 3.600% (US0003M + 0.500%) due 03/02/2023 ~		575	574
Charter Communications Operating LLC 4.432% (US0003M + 1.650%) due 02/01/2024 ~		7,200	7,240
CNH Industrial NV 4.500% due 08/15/2023		2,300	2,287
ConocoPhillips Co. 2.125% due 03/08/2024		1,700	1,642
DAE Funding LLC 1.550% due 08/01/2024		1,200	1,097
Daimler Trucks Finance North America LLC
1.125% due 12/14/2023		1,000	953
3.146% (SOFRRATE + 1.000%) due 04/05/2024 ~		1,000	997
Dell International LLC 5.450% due 06/15/2023		2,772	2,780
Discovery Communications LLC 2.950% due 03/20/2023		2,000	1,983
Eni SpA 4.000% due 09/12/2023		1,000	988

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2022 (Unaudited)

Flex Ltd. 5.000% due 02/15/2023		400	401
General Mills, Inc. 6.410% due 10/15/2022		600	600
GSK Consumer Healthcare Capital U.S. LLC 3.024% due 03/24/2024		700	678
HCA, Inc. 5.000% due 03/15/2024		2,088	2,076
Hyatt Hotels Corp.
1.300% due 10/01/2023		1,100	1,059
3.153% (SOFRINDX + 1.050%) due 10/01/2023 ~		900	900
3.375% due 07/15/2023		500	495
Hyundai Capital America
0.800% due 04/03/2023		1,000	980
0.875% due 06/14/2024		2,100	1,941
1.150% due 11/10/2022		1,800	1,794
1.250% due 09/18/2023		500	481
5.750% due 04/06/2023		1,000	1,003
Imperial Brands Finance PLC 3.125% due 07/26/2024		2,600	2,489
JDE Peet's NV 0.800% due 09/24/2024		900	824
Komatsu Finance America, Inc. 0.849% due 09/09/2023		2,100	2,025
Leidos, Inc. 2.950% due 05/15/2023		3,500	3,459
Microchip Technology, Inc.
0.983% due 09/01/2024		800	737
4.333% due 06/01/2023		1,500	1,493
Newell Brands, Inc. 4.100% due 04/01/2023		200	200
Nissan Motor Co. Ltd. 3.043% due 09/15/2023		3,500	3,404
NXP BV 4.875% due 03/01/2024		600	593
Oracle Corp. 2.625% due 02/15/2023		5,000	4,969
Pacific National Finance Pty Ltd. 6.000% due 04/07/2023		200	200
Penske Truck Leasing Co. LP
4.125% due 08/01/2023		193	191
4.250% due 01/17/2023		500	499
Perrigo Finance Unlimited Co. 3.900% due 12/15/2024		200	187
RELX Capital, Inc. 3.500% due 03/16/2023		2,500	2,485
Reynolds American, Inc.
4.450% due 06/12/2025		1,000	967
4.850% due 09/15/2023		400	399
SABIC Capital BV 4.000% due 10/10/2023		2,200	2,176
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		4,800	4,803
5.750% due 05/15/2024		300	301
Saudi Arabian Oil Co. 1.250% due 11/24/2023		200	192
SK Hynix, Inc. 1.000% due 01/19/2024		2,000	1,890
SK Telecom Co. Ltd. 3.750% due 04/16/2023		1,000	992
Stellantis NV 5.250% due 04/15/2023		5,500	5,492
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		2,800	2,774
T-Mobile USA, Inc. 3.500% due 04/15/2025		500	478
TD SYNNEX Corp. 1.250% due 08/09/2024		1,700	1,564
Thermo Fisher Scientific, Inc.
0.797% due 10/18/2023		1,600	1,540
1.215% due 10/18/2024		1,600	1,489
Toyota Finance Australia Ltd. 3.040% (BBSW3M + 0.430%) due 09/09/2024 ~	AUD	500	317
Transurban Queensland Finance Pty. Ltd. 4.852% (BBSW3M + 2.050%) due 12/16/2024 ~		3,800	2,471
VMware, Inc. 1.000% due 08/15/2024		$500	463
Volkswagen Group of America Finance LLC 3.950% due 06/06/2025		700	673
VW Credit Canada, Inc. 3.700% due 11/14/2022 (e)	CAD	3,000	2,171
Warnermedia Holdings, Inc.
3.428% due 03/15/2024		$400	387
3.788% due 03/15/2025		600	567

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2022 (Unaudited)

4.684% (SOFRINDX + 1.780%) due 03/15/2024 ~		700	698

			115,407

UTILITIES 3.2%
AT&T, Inc.
2.850% due 05/25/2024 (e)	CAD	500	350
3.450% due 09/19/2023	AUD	900	570
4.091% (BBSW3M + 1.250%) due 09/19/2023 ~		2,280	1,463
Chugoku Electric Power Co., Inc. 2.401% due 08/27/2024		$400	381
Enel Finance International NV
2.650% due 09/10/2024		1,225	1,161
4.250% due 06/15/2025		300	288
Engie SA 2.875% due 10/10/2022		494	492
Iberdrola International BV 5.810% due 03/15/2025		200	205
Israel Electric Corp. Ltd.
5.000% due 11/12/2024		600	586
6.875% due 06/21/2023		900	909
Korea Southern Power Co. Ltd. 3.091% (BBSW3M + 0.970%) due 10/30/2024 ~	AUD	2,800	1,788
NextEra Energy Capital Holdings, Inc. 3.970% (SOFRINDX + 1.020%) due 03/21/2024 ~		$3,200	3,176
OGE Energy Corp. 0.703% due 05/26/2023		700	682
Pacific Gas & Electric Co.
1.700% due 11/15/2023		800	768
3.400% due 08/15/2024		300	286
3.750% due 02/15/2024		400	388
3.850% due 11/15/2023		100	98
SES SA 3.600% due 04/04/2023		300	297
Southern California Edison Co. 3.801% (SOFRRATE + 0.830%) due 04/01/2024 ~		700	689
Sprint Corp. 7.875% due 09/15/2023		200	202
Verizon Communications, Inc.
3.509% (BBSW3M + 1.220%) due 02/17/2023 ~	AUD	3,710	2,375
4.005% (US0003M + 1.100%) due 05/15/2025 ~		$300	302
Victoria Power Networks Finance Pty. Ltd. 2.884% (BBSW3M + 0.500%) due 08/23/2024 ~	AUD	3,000	1,899

			19,355

Total Corporate Bonds & Notes (Cost $309,308)			298,614

MUNICIPAL BONDS & NOTES 0.1%
LOUISIANA 0.1%
Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007 3.205% (US0003M + 0.300%) due 02/15/2036 ~		$355	328

Total Municipal Bonds & Notes (Cost $342)			328

U.S. GOVERNMENT AGENCIES 4.1%
Fannie Mae
0.875% due 12/18/2026		5,000	4,332
2.059% due 03/01/2044 - 07/01/2044 •		6	7
2.504% due 12/25/2036 •		2	2
3.204% due 03/25/2034 •		1	1
3.284% due 02/25/2037 ~		20	19
3.434% due 05/25/2042 •		2	2
3.764% due 12/25/2037 •		17	17
Federal Home Loan Bank
1.000% due 07/27/2026		3,100	2,729
1.115% due 02/26/2027		4,300	3,743
Freddie Mac
0.800% due 10/28/2026 (h)		2,500	2,166
2.059% due 02/25/2045 ~		27	28
2.304% due 10/25/2044 •		26	27
2.500% due 10/25/2048		185	166
2.504% due 07/25/2044 •		9	10
3.000% due 09/25/2045		301	280
3.268% due 09/15/2041 ~		8	8
3.518% due 02/15/2038 •		11	11
Ginnie Mae
2.500% due 01/20/2049 - 10/20/2049		127	115
2.500% due 06/20/2051 •		2,211	1,892
2.625% due 02/20/2032 •		2	2
2.684% due 06/20/2051 - 07/20/2051 ~		8,442	7,417
3.157% due 01/20/2066 •		233	231
3.207% due 11/20/2066 ~		336	334
3.357% due 01/20/2066 •		497	493

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2022 (Unaudited)

3.782% due 05/20/2071 •		381	391
Ginnie Mae, TBA 2.500% due 11/01/2052		500	430
Uniform Mortgage-Backed Security 4.000% due 08/01/2049		19	18

Total U.S. Government Agencies (Cost $28,209)			24,871

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.1%
AREIT Trust
4.306% due 09/14/2036 ~		135	134
5.260% due 06/17/2039 •		2,800	2,809
Atrium Hotel Portfolio Trust 3.768% due 06/15/2035 •		700	678
Avon Finance PLC 3.045% due 09/20/2048 •	GBP	1,620	1,800
BAMLL Commercial Mortgage Securities Trust
3.868% due 04/15/2036 •		$400	393
4.018% due 03/15/2034 •		400	391
BDS Ltd. 4.597% due 08/19/2038 •		2,900	2,904
Bear Stearns Adjustable Rate Mortgage Trust 2.999% due 01/25/2034 ~		1	1
Bear Stearns ALT-A Trust 3.531% due 09/25/2035 ^~		7	4
Brass PLC 3.622% due 11/16/2066 •		77	77
BSREP Commercial Mortgage Trust 3.768% due 08/15/2038 ~		2,500	2,396
BSST Mortgage Trust 4.146% due 02/15/2037 •		2,600	2,515
BX Commercial Mortgage Trust 3.518% due 01/15/2034 ~		200	193
Citigroup Mortgage Loan Trust 2.190% due 09/25/2035 •		1	1
Colony Mortgage Capital Ltd. 3.947% due 11/15/2038 •		400	384
Commercial Mortgage Trust
3.386% due 03/10/2046 •		24	24
4.118% due 12/15/2038 ~		2,500	2,408
Countrywide Home Loan Reperforming REMIC Trust 3.424% due 06/25/2035 ~		3	3
Credit Suisse First Boston Mortgage Securities Corp.
2.424% due 03/25/2032 ~		1	1
2.960% due 06/25/2033 ~		2	2
Credit Suisse Mortgage Capital Trust
1.796% due 12/27/2060 ~		814	761
2.688% due 03/25/2059 ~		763	732
2.983% due 07/25/2056 •		349	326
3.568% due 07/15/2032 ~		1,000	943
Eurohome UK Mortgages PLC 2.893% due 06/15/2044 •	GBP	62	66
European Loan Conduit DAC 1.333% due 02/17/2030 •	EUR	978	926
Extended Stay America Trust 3.898% due 07/15/2038 •		$2,485	2,411
Finsbury Square Green PLC 2.773% due 12/16/2067 •	GBP	184	203
Finsbury Square PLC
3.133% due 12/16/2069 •		268	298
3.423% due 06/16/2070 •		144	161
GCAT Trust
1.091% due 05/25/2066 ~		$907	757
2.885% due 12/27/2066 ~		1,009	919
GCT Commercial Mortgage Trust 3.618% due 02/15/2038 ~		400	386
Gemgarto PLC 2.713% due 12/16/2067 •	GBP	704	775
GreenPoint Mortgage Funding Trust 3.524% due 06/25/2045 ~		$9	8
GS Mortgage Securities Corp. 6.246% due 09/15/2027 •		2,800	2,811
GS Mortgage Securities Trust 3.648% due 01/10/2047		133	132
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~		1,848	1,723
GS Mortgage-Backed Securities Trust
3.131% due 12/25/2051 •		270	251
3.131% due 02/25/2052 •		798	744
GSR Mortgage Loan Trust 3.231% due 09/25/2035 ~		2	2
HarborView Mortgage Loan Trust 3.433% due 05/19/2035 •		10	9
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~		23	23

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2022 (Unaudited)

HPLY Trust 3.818% due 11/15/2036 •		306	298
Impac CMB Trust 3.724% due 03/25/2035 •		73	68
InTown Mortgage Trust 5.334% due 08/15/2037 •		1,100	1,091
JP Morgan Chase Commercial Mortgage Securities Trust
4.028% due 06/15/2035 •		485	471
4.268% due 12/15/2031 •		265	263
JP Morgan Mortgage Trust
3.131% due 02/25/2052 •		258	241
3.500% due 05/25/2050 ~		106	97
Kinbane DAC 0.000% due 09/25/2062 ~		863	821
Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ		$421	385
1.875% due 10/25/2068 þ		355	318
2.250% due 07/25/2067 þ		343	316
LUXE Commercial Mortgage Trust 3.868% due 10/15/2038 ~		1,500	1,452
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 3.258% due 12/15/2030 •		1	1
MF1 Multifamily Housing Mortgage Loan Trust 3.810% due 07/15/2036 •		1,009	976
MFA Trust 1.381% due 04/25/2065 ~		444	425
Mill City Mortgage Loan Trust
1.125% due 11/25/2060 ~		803	748
2.750% due 07/25/2059 ~		74	74
2.750% due 08/25/2059 ~		457	438
Morgan Stanley Capital Trust 3.818% due 05/15/2036 •		800	773
Morgan Stanley Residential Mortgage Loan Trust 3.033% due 09/25/2051 ~		355	331
MortgageIT Mortgage Loan Trust 3.724% due 02/25/2035 ~		52	50
Natixis Commercial Mortgage Securities Trust 4.669% due 03/15/2035 •		2,600	2,561
New Orleans Hotel Trust 3.807% due 04/15/2032 ~		1,000	954
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		398	374
2.464% due 01/26/2060 ~		951	866
2.750% due 07/25/2059 ~		1,596	1,502
2.750% due 11/25/2059 ~		1,458	1,331
3.500% due 12/25/2057 ~		62	59
4.500% due 05/25/2058 ~		163	157
New York Mortgage Trust 1.670% due 08/25/2061 þ		754	684
NYO Commercial Mortgage Trust 3.913% due 11/15/2038 •		1,600	1,504
PFP Ltd. 5.321% due 08/19/2035 •		1,600	1,607
Residential Mortgage Securities PLC 3.395% due 06/20/2070 •	GBP	490	550
RESIMAC Premier 3.456% due 07/10/2052 •		$262	260
RMAC PLC 2.921% due 06/12/2046 •	GBP	276	307
Sequoia Mortgage Trust 3.867% due 02/20/2034 ~		$88	78
Silverstone Master Issuer PLC 2.449% due 01/21/2070 •	GBP	399	446
Stratton Mortgage Funding PLC 2.588% due 07/20/2060 •		385	426
Structured Asset Mortgage Investments Trust
3.493% due 07/19/2035 •		$1	1
3.544% due 05/25/2045 •		13	11
3.653% due 09/19/2032 ~		1	1
Towd Point Mortgage Funding
2.588% due 07/20/2045 ~	GBP	1,210	1,352
2.833% due 10/20/2051 •		501	558
3.186% (SONIO/N + 1.200%) due 02/20/2054 ~		397	438
Towd Point Mortgage Trust 2.250% due 12/25/2061 ~		$1,388	1,296
VMC Finance LLC 4.093% due 06/16/2036 ~		999	978
WaMu Mortgage Pass-Through Certificates Trust
2.104% due 02/25/2046 •		6	6
2.104% due 08/25/2046 •		6	6
2.304% due 11/25/2042 •		3	3
Wells Fargo Commercial Mortgage Trust
3.623% due 12/13/2031 •		500	493

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2022 (Unaudited)

4.218% due 07/15/2046 ~		400	396

Total Non-Agency Mortgage-Backed Securities (Cost $64,870)			61,327

ASSET-BACKED SECURITIES 18.0%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		102	101
ACAS CLO Ltd. 3.630% due 10/18/2028 •		1,924	1,891
ACE Securities Corp. Home Equity Loan Trust 3.864% due 04/25/2034 •		283	264
American Tower Trust 1 3.070% due 03/15/2048		1,000	993
Anchorage Capital CLO Ltd. 3.562% due 07/15/2030 •		2,300	2,270
Apex Credit CLO Ltd. 4.517% due 09/20/2029 ~		2,199	2,160
Ares CLO Ltd. 3.562% due 01/15/2032 •		300	293
Arkansas Student Loan Authority 3.897% due 11/25/2043 •		38	38
Bain Capital Euro DAC 0.787% due 01/20/2032 •	EUR	1,200	1,139
Birch Grove CLO Ltd. 4.423% due 06/15/2031 •		$1,500	1,473
Capital One Prime Auto Receivables Trust 3.740% due 09/15/2025		3,000	2,981
Carrington Mortgage Loan Trust 3.830% due 10/20/2029 •		2,946	2,913
Carvana Auto Receivables Trust 4.420% due 12/10/2025		1,000	996
Chesapeake Funding LLC 0.870% due 08/15/2032		415	410
CIFC Funding Ltd. 3.733% due 10/24/2030 •		2,800	2,755
Citibank Credit Card Issuance Trust 3.672% due 04/22/2026 •		4,000	4,001
CLNC Ltd. 4.383% due 08/20/2035 •		830	819
Commonbond Student Loan Trust 2.550% due 05/25/2041		49	48
Countrywide Asset-Backed Certificates Trust 4.584% due 10/25/2034 •		696	689
CQS U.S. CLO Ltd. 5.997% due 07/20/2031 ~		2,500	2,490
Credit Suisse First Boston Mortgage Securities Corp. 3.824% due 08/25/2032 ~		2	2
Crestline Denali CLO Ltd. 3.923% due 10/23/2031 ~		2,500	2,443
ECMC Group Student Loan Trust
3.834% due 02/27/2068 •		393	384
4.084% due 07/25/2069 •		350	346
Edsouth Indenture LLC 3.814% due 04/25/2039 ~		30	29
EFS Volunteer LLC 3.633% due 10/25/2035 •		107	107
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046		702	613
Enterprise Fleet Financing LLC 4.380% due 07/20/2029		1,400	1,381
Finance America Mortgage Loan Trust 3.909% due 08/25/2034 ~		163	155
FirstKey Homes Trust 1.266% due 10/19/2037		1,885	1,690
Ford Auto Securitization Trust 1.162% due 10/15/2025	CAD	1,956	1,376
Ford Credit Auto Owner Trust 2.802% (SOFR30A + 0.520%) due 04/15/2025 ~		$1,500	1,500
Fremont Home Loan Trust 3.819% due 01/25/2035 •		173	168
Gallatin CLO Ltd.
3.602% due 07/15/2031 ~		900	882
3.782% due 01/21/2028 ~		627	624
GM Financial Automobile Leasing Trust 2.994% due 10/21/2024 ~		3,500	3,499
GM Financial Consumer Automobile Receivables Trust 2.885% due 09/16/2025 •		2,000	2,000
Greystone Commercial Real Estate Notes Ltd. 3.998% due 09/15/2037 •		500	494
HERA Commercial Mortgage Ltd. 4.043% due 02/18/2038 ~		200	195
Hertz Vehicle Financing LLC 3.370% due 03/25/2025		300	293
Hyundai Auto Lease Securitization Trust 2.985% due 01/15/2025 ~		1,500	1,500

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2022 (Unaudited)

KKR CLO Ltd. 3.462% due 07/15/2030 ~		1,200	1,186
LCM LP
3.608% due 07/19/2027 •		2,108	2,074
3.750% due 10/20/2027 •		734	731
LCM Ltd.
3.790% due 04/20/2031 •		1,900	1,843
3.870% due 10/20/2028 ~		895	882
LL ABS Trust 1.070% due 05/15/2029		90	87
LoanCore Issuer Ltd. 4.118% due 07/15/2036 •		2,000	1,943
Long Beach Mortgage Loan Trust 3.734% due 04/25/2035 •		460	454
M360 Ltd. 4.552% due 11/22/2038 ~		400	392
Magnetite Ltd. 3.785% due 11/15/2028 •		686	672
Man GLG Euro CLO DAC 0.680% due 10/15/2030 ~	EUR	299	286
Marathon Static CLO Ltd. 5.070% due 07/20/2030 •		$3,400	3,373
Master Credit Card Trust 3.504% due 07/21/2024 •		500	500
MASTR Asset-Backed Securities Trust
3.184% due 11/25/2036 ~		2	1
3.784% due 09/25/2034 ~		147	142
MidOcean Credit CLO
3.836% due 01/29/2030 ~		2,036	2,008
4.034% due 02/20/2031 •		900	882
Morgan Stanley ABS Capital, Inc. Trust 3.984% due 05/25/2034 •		290	275
Mountain View CLO LLC 3.830% due 10/16/2029 ~		751	734
Navient Private Education Loan Trust
2.650% due 12/15/2028		21	21
3.818% due 04/15/2069 ~		1,560	1,522
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		276	247
1.310% due 01/15/2069		824	749
1.690% due 05/15/2069		2,240	2,020
Nelnet Student Loan Trust
3.784% due 09/27/2038 •		1,325	1,301
3.884% due 08/25/2067 •		755	743
3.984% due 06/27/2067 •		300	298
Northstar Education Finance, Inc. 3.784% due 12/26/2031 ~		14	14
NovaStar Mortgage Funding Trust 3.744% due 01/25/2036 •		162	160
Palmer Square European Loan Funding DAC 0.780% due 04/15/2031 ~	EUR	1,055	1,013
Pawneee Equipment Receivables LLC 4.840% due 02/15/2028		$1,000	995
PFS Financing Corp. 2.230% due 10/15/2024		500	500
PRET LLC
2.240% due 09/27/2060 þ		127	120
2.487% due 07/25/2051 þ		1,503	1,406
Renaissance Home Equity Loan Trust
3.804% due 11/25/2034 •		4	3
3.964% due 08/25/2033 •		3	3
Santander Drive Auto Receivables Trust 2.120% due 10/15/2026		756	753
SBA Tower Trust 3.869% due 10/15/2049 þ		1,000	968
SLC Student Loan Trust 2.965% due 05/15/2029 ~		386	382
SLM Student Loan Trust
3.534% due 06/25/2043 •		585	570
4.283% due 04/25/2023 •		348	345
4.283% due 04/25/2023 ~		102	102
SMB Private Education Loan Trust
0.881% due 05/16/2050 •		1,000	998
1.340% due 03/17/2053		363	319
1.600% due 09/15/2054		414	370
3.109% due 09/15/2054 ~		1,640	1,604
4.268% due 02/17/2032 •		49	49
Sound Point CLO Ltd. 3.773% due 01/23/2029 •		879	872
Stonepeak ABS 2.301% due 02/28/2033		260	231
Symphony Static CLO Ltd. 3.613% due 10/25/2029 •		1,102	1,073
Theorem Funding Trust 1.210% due 12/15/2027		107	105

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2022 (Unaudited)

THL Credit Wind River CLO Ltd. 3.592% due 04/15/2031 ~		2,500	2,430
Towd Point Asset Trust 3.693% due 11/20/2061 ~		647	638
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~		2,640	2,347
2.710% due 01/25/2060 ~		887	839
3.750% due 05/25/2058 ~		454	436
4.084% due 05/25/2058 ~		417	409
4.084% due 10/25/2059 ~		291	287
TPG Real Estate Finance Issuer Ltd. 4.186% due 10/15/2034 •		219	218
Venture CLO Ltd.
3.392% due 04/15/2027 ~		1,188	1,164
3.700% due 07/20/2030 •		2,282	2,247
3.760% due 07/20/2030 •		3,400	3,335
3.810% due 01/20/2029 ~		686	678
3.840% due 04/20/2032 •		2,500	2,449
3.895% due 09/07/2030 ~		2,500	2,457
World Omni Auto Receivables Trust 3.730% due 03/16/2026		2,000	1,984

Total Asset-Backed Securities (Cost $111,945)			108,644

SHORT-TERM INSTRUMENTS 18.8%
COMMERCIAL PAPER 4.7%
Bank of Nova Scotia 3.758% due 12/01/2022	CAD	2,700	1,942
Brookfield U.S. Holdings, Inc. 3.816% due 11/03/2022		$1,400	1,395
Canadian Imperial Bank of Commerce 3.784% due 12/12/2022	CAD	3,200	2,298
Crown Castle International Corp. 3.560% due 10/11/2022		$5,600	5,594
Enel Finance America LLC 3.693% due 10/24/2022		1,000	998
Fiserv, Inc. 3.466% due 10/12/2022		3,500	3,496
GSK Consumer Healthcare Capital U.K. PLC 3.292% due 11/07/2022		2,200	2,191
Molson Coors Brewing Co. 3.956% due 10/04/2022		3,000	2,999
Royal Bank of Canada 3.420% due 10/11/2022	CAD	2,300	1,663
Toronto Dominion Bank
3.407% due 10/11/2022		2,500	1,808
3.647% due 11/14/2022		3,300	2,380
3.762% due 12/12/2022		900	648
Verizon Communications, Inc. 3.563% due 11/08/2022		$800	797

			28,209

REPURCHASE AGREEMENTS (f) 11.3%			68,465

SHORT-TERM NOTES 0.2%
Pacific Gas & Electric Co. 3.803% (SOFRINDX + 1.150%) due 11/14/2022 ~		1,000	998

ISRAEL TREASURY BILLS 0.1%
0.692% due 12/07/2022 - 03/02/2023 (b)(c)	ILS	2,200	613

JAPAN TREASURY BILLS 0.9%
(0.116)% due 12/05/2022 (c)(d)	JPY	812,000	5,612

U.S. TREASURY CASH MANAGEMENT BILLS 1.6%
3.684% due 01/31/2023 (a)(c)(d)		$10,000	9,881

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2022 (Unaudited)

Total Short-Term Instruments (Cost $114,629)		113,778

Total Investments in Securities (Cost $631,289)		609,560

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short Asset Portfolio	10,643	104
PIMCO Short-Term Floating NAV Portfolio III	14,885	145

Total Short-Term Instruments (Cost $252)		249

Total Investments in Affiliates (Cost $252)		249

Total Investments 100.7% (Cost $631,541)		$609,809
Financial Derivative Instruments (g)(i) 0.7%(Cost or Premiums, net $(1,243))		4,375
Other Assets and Liabilities, net (1.4)%		(8,643)

Net Assets 100.0%		$605,541

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T, Inc.	2.850%	05/25/2024	10/05/2020	$385	$350	0.06%
Deutsche Bank AG	0.898	05/28/2024	10/13/2020-12/14/2020	500	462	0.07
VW Credit Canada, Inc.	3.700	11/14/2022	05/25/2021-05/26/2021	2,334	2,171	0.36

$3,219	$2,983	0.49%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BSN	2.960%	09/30/2022	10/03/2022	$30,000	U.S. Treasury Notes 2.500% due 03/31/2027	$(30,510)	$30,000	$30,007
FICC	1.150	09/30/2022	10/03/2022	38,465	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	(39,234)	38,465	38,466

Total Repurchase Agreements	$(69,744)	$68,465	$68,473

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(7,804) at a weighted average interest rate of 0.248%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures	12/2022	445	$(91,399)	$1,511	$66	$0
U.S. Treasury 5-Year Note December Futures	12/2022	333	(35,800)	1,271	89	0
U.S. Treasury 10-Year Note December Futures	12/2022	23	(2,577)	132	9	0
U.S. Treasury 10-Year Ultra December Futures	12/2022	82	(9,716)	490	41	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	2	(274)	27	3	0

Total Futures Contracts	$3,431	$208	$0

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-37 5-Year Index	(1.000)%	Quarterly	12/20/2026	$29,400	$(703)	$594	$(109)	$0	$(22)
CDX.IG-38 5-Year Index	(1.000)	Quarterly	06/20/2027	78,800	(488)	440	(48)	0	(8)

$(1,191)	$1,034	$(157)	$0	$(30)

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	$22,400	$(12)	$5	$(7)	$0	$(7)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	17,100	(10)	5	(5)	0	(5)

$(22)	$10	$(12)	$0	$(12)

Total Swap Agreements	$(1,213)	$1,044	$(169)	$0	$(42)

(h)

Securities with an aggregate market value of $946 and cash of $3,372 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	11/2022	AUD	11,584	$8,081	$667	$0
12/2022	$3	ILS	10	0	0
BPS	10/2022	CAD	5,456	$4,137	187	0
10/2022	EUR	4,270	4,279	94	0
10/2022	GBP	6,851	7,977	327	0
11/2022	6,851	7,652	0	(2)
11/2022	$1,045	AUD	1,523	0	(70)
12/2022	CAD	900	$693	41	0
03/2023	ILS	1,300	383	14	0
BRC	12/2022	JPY	812,000	5,851	205	0
CBK	12/2022	ILS	900	288	34	0
GLM	10/2022	CAD	2,300	1,765	100	0
MBC	11/2022	3,300	2,508	120	0
11/2022	$703	AUD	1,022	0	(49)
12/2022	CAD	1,000	$770	46	0
MYI	10/2022	$159	MXN	3,255	2	0
RBC	11/2022	AUD	19,781	$14,120	1,461	0
SCX	10/2022	CAD	2,500	1,918	108	0
11/2022	AUD	13,147	9,218	805	0
11/2022	$703	AUD	1,016	0	(53)
12/2022	CAD	4,900	$3,749	201	0
TOR	10/2022	$2,531	CAD	3,455	0	(30)
11/2022	CAD	3,455	$2,531	30	0

Total Forward Foreign Currency Contracts	$4,442	$(204)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

DUB	Put - OTC CDX.IG-38 5-Year Index	Sell	1.350%	12/21/2022	2,400	$(3)	$(6)
Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	12/21/2022	2,500	(4)	(5)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2022 (Unaudited)

GST	Put - OTC CDX.IG-38 5-Year Index	Sell	1.600	10/19/2022	3,200	(5)	0
Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	11/16/2022	5,000	(5)	(5)
Put - OTC CDX.IG-38 5-Year Index	Sell	1.500	12/21/2022	5,000	(8)	(8)
JPM	Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	11/16/2022	2,500	(3)	(3)
MYC	Put - OTC CDX.IG-38 5-Year Index	Sell	1.600	12/21/2022	1,300	(2)	(2)

$(30)	$(29)

Total Written Options	$(30)	$(29)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$1,998	$1,998
Corporate Bonds & Notes
Banking & Finance	0	163,852	0	163,852
Industrials	0	115,407	0	115,407
Utilities	0	19,355	0	19,355
Municipal Bonds & Notes
Louisiana	0	328	0	328
U.S. Government Agencies	0	24,871	0	24,871
Non-Agency Mortgage-Backed Securities	0	61,327	0	61,327
Asset-Backed Securities	0	108,644	0	108,644
Short-Term Instruments
Commercial Paper	0	28,209	0	28,209
Repurchase Agreements	0	68,465	0	68,465
Short-Term Notes	0	998	0	998
Israel Treasury Bills	0	613	0	613
Japan Treasury Bills	0	5,612	0	5,612
U.S. Treasury Cash Management Bills	0	9,881	0	9,881

$0	$607,562	$1,998	$609,560
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$249	$0	$0	$249

Total Investments	$249	$607,562	$1,998	$609,809

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	208	0	208
Over the counter	0	4,442	0	4,442

$0	$4,650	$0	$4,650
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(42)	0	(42)
Over the counter	0	(233)	0	(233)

$0	$(275)	$0	$(275)

Total Financial Derivative Instruments	$0	$4,375	$0	$4,375

Totals	$249	$611,937	$1,998	$614,184

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio's shares is based on the Portfolio's net asset value (“NAV”). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for The Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using such data reflecting the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Sources or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Frequent or Excessive Purchases, Exchanges and Redemptions" section in the Portfolio's prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2022 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$4,834	$43	$(4,674)	$(125)	$26	$104	$44	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$143	$2	$0	$0	$0	$145	$1	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services LLC
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BSN	The Bank of Nova Scotia - Toronto	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
CAD	Canadian Dollar	ILS	Israeli Shekel	USD (or $)	United States Dollar
EUR	Euro	JPY	Japanese Yen

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	SOFR	Secured Overnight Financing Rate	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	SOFRINDX	Secured Overnight Financing Rate Index	US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:
NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	TBA	To-Be-Announced
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit	TBD%	Interest rate to be determined when loan settles or at the time of funding

Schedule of Investments PIMCO Total Return Portfolio	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 120.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Castlelake LP 5.733% (LIBOR01M + 2.950%) due 05/13/2031 «~	$9,973	$9,051

Total Loan Participations and Assignments (Cost $9,960)		9,051

CORPORATE BONDS & NOTES 31.9%
BANKING & FINANCE 18.9%
Alexandria Real Estate Equities, Inc.
1.875% due 02/01/2033	9,800	6,900
4.300% due 01/15/2026	1,199	1,165
4.500% due 07/30/2029	4,500	4,185
American Assets Trust LP 3.375% due 02/01/2031	2,800	2,228
American Express Co. 2.550% due 03/04/2027	2,300	2,052
American Tower Corp.
2.750% due 01/15/2027	13,400	11,868
3.000% due 06/15/2023	1,400	1,383
3.375% due 05/15/2024	2,500	2,436
Aviation Capital Group LLC 4.125% due 08/01/2025	14,600	13,371
Bank of America Corp.
1.197% due 10/24/2026 •	5,700	4,978
1.530% due 12/06/2025 •	8,500	7,781
3.384% due 04/02/2026 •	4,500	4,253
Bank of Nova Scotia 2.440% due 03/11/2024	15,000	14,503
Banque Federative du Credit Mutuel SA 3.670% (US0003M + 0.960%) due 07/20/2023 ~	13,400	13,436
Barclays Bank PLC 7.625% due 11/21/2022 (f)	683	683
Barclays PLC 3.650% due 03/16/2025	500	473
Blue Owl Finance LLC 3.125% due 06/10/2031	17,000	12,093
BNP Paribas SA
2.871% due 04/19/2032 •	17,000	12,877
4.625% due 02/25/2031 •(e)(f)	1,900	1,221
4.705% due 01/10/2025 •	14,400	14,184
Boston Properties LP 4.500% due 12/01/2028	13,908	12,817
Cape Lookout Re Ltd. 8.250% (T-BILL 3MO + 5.000%) due 03/28/2029 ~	4,900	4,731
Capital One Financial Corp.
2.636% due 03/03/2026 •	8,200	7,626
4.985% due 07/24/2026 •	12,800	12,521
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029	4,900	4,170
Citigroup, Inc.
2.572% due 06/03/2031 •(g)	9,500	7,486
3.070% due 02/24/2028 •	15,000	13,386
4.105% (US0003M + 1.023%) due 06/01/2024 ~	16,500	16,523
Commonwealth Bank of Australia 2.552% due 03/14/2027	14,700	13,297
Cooperatieve Rabobank UA 1.106% due 02/24/2027 •	8,000	6,857
Credit Agricole SA 1.907% due 06/16/2026 •	11,300	10,113
Credit Suisse AG 6.500% due 08/08/2023 (f)	3,800	3,761
Credit Suisse Group AG
2.593% due 09/11/2025 •	15,200	13,838
6.250% due 12/18/2024 •(e)(f)	400	344
6.442% due 08/11/2028 •	17,900	16,669
6.537% due 08/12/2033 •	7,500	6,750
7.500% due 12/11/2023 •(e)(f)	12,300	11,337
CubeSmart LP 2.250% due 12/15/2028	15,700	12,764
Danske Bank AS 4.298% due 04/01/2028 •	14,000	12,479

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

Deutsche Bank AG
3.300% due 11/16/2022		17,000	16,953
3.547% due 09/18/2031 •		5,000	3,819
3.950% due 02/27/2023		5,415	5,391
3.961% due 11/26/2025 •		25,200	23,544
EPR Properties 3.750% due 08/15/2029		4,300	3,327
Equinix, Inc. 3.900% due 04/15/2032		8,800	7,490
ERP Operating LP 3.500% due 03/01/2028		1,000	912
European Investment Bank 0.500% due 08/10/2023	AUD	2,600	1,614
Federal Realty Investment Trust 3.500% due 06/01/2030		$6,800	5,798
Ford Motor Credit Co. LLC
3.250% due 09/15/2025	EUR	4,900	4,362
3.375% due 11/13/2025		$6,600	5,841
4.535% due 03/06/2025	GBP	1,600	1,601
5.584% due 03/18/2024		$9,200	9,032
GA Global Funding Trust 1.950% due 09/15/2028		15,400	12,497
GLP Capital LP
5.250% due 06/01/2025		3,200	3,097
5.750% due 06/01/2028		7,900	7,415
Goldman Sachs Group, Inc.
3.000% due 03/15/2024		9,100	8,847
3.750% due 05/22/2025		10,897	10,447
4.075% (US0003M + 1.170%) due 05/15/2026 ~		8,400	8,341
Goodman U.S. Finance Four LLC 4.625% due 05/04/2032		14,000	12,849
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		11,200	10,159
GSPA Monetization Trust 6.422% due 10/09/2029		5,380	5,175
Hanwha Life Insurance Co. Ltd. 3.379% due 02/04/2032 •		15,000	12,565
Highwoods Realty LP 4.125% due 03/15/2028		3,600	3,253
HSBC Holdings PLC 6.000% due 09/29/2023 •(e)(f)	EUR	1,700	1,641
ING Groep NV 4.625% due 01/06/2026		$4,700	4,525
Intercontinental Exchange, Inc. 2.100% due 06/15/2030		7,000	5,601
JPMorgan Chase & Co.
1.578% due 04/22/2027 •		17,000	14,695
2.182% due 06/01/2028 •		16,000	13,627
Jyske Realkredit AS 1.500% due 10/01/2053	DKK	37,936	3,599
Kilroy Realty LP 3.050% due 02/15/2030		$2,200	1,759
LeasePlan Corp. NV 2.875% due 10/24/2024		8,200	7,701
Lloyds Bank PLC 0.000% due 04/02/2032 þ		15,000	9,168
Mid-America Apartments LP 2.750% due 03/15/2030		5,000	4,172
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025		1,900	1,705
1.640% due 10/13/2027 •		11,600	9,845
Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		1,700	1,288
2.226% due 05/25/2026 •		12,600	11,440
3.418% (US0003M + 0.990%) due 07/10/2024 ~		16,200	16,189
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		15,000	13,328
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	1,500	1,557
Nationwide Building Society 3.960% due 07/18/2030 •		$11,500	9,924
NatWest Group PLC
3.073% due 05/22/2028 •		2,600	2,237
4.519% due 06/25/2024 •		2,200	2,175
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		17,000	13,827
3.875% due 09/21/2023		7,800	7,665
Nomura Holdings, Inc. 2.679% due 07/16/2030		9,400	7,203
Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	21,335	2,049
Nykredit Realkredit AS
1.000% due 10/01/2050		27,005	2,452
1.500% due 10/01/2053		98	9
Omega Healthcare Investors, Inc. 3.375% due 02/01/2031		$13,600	10,386

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

Park Aerospace Holdings Ltd. 4.500% due 03/15/2023		3,800	3,778
Physicians Realty LP 4.300% due 03/15/2027		2,250	2,108
Piper Sandler Cos. 5.200% due 10/15/2023		11,300	10,989
Prologis LP 3.875% due 09/15/2028		2,600	2,421
Public Storage 3.094% due 09/15/2027		12,000	10,997
Realkredit Danmark AS 1.500% due 10/01/2053	DKK	22,778	2,185
Realty Income Corp.
3.000% due 01/15/2027		$7,300	6,647
3.250% due 06/15/2029		900	791
3.250% due 01/15/2031		4,000	3,418
4.625% due 11/01/2025		5,900	5,815
Regency Centers LP 2.950% due 09/15/2029		600	498
Sanders Re Ltd. 11.750% (T-BILL 3MO + 11.750%) due 04/09/2029 ~		10,000	9,727
Santander Holdings USA, Inc. 3.450% due 06/02/2025		11,900	11,153
Scentre Group Trust 3.625% due 01/28/2026		15,900	14,896
Service Properties Trust
4.500% due 06/15/2023		4,500	4,398
4.950% due 02/15/2027		6,100	4,537
Society of Lloyd's 4.750% due 10/30/2024	GBP	1,700	1,781
Standard Chartered PLC
1.822% due 11/23/2025 •		$16,000	14,523
3.785% due 05/21/2025 •		11,000	10,553
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		2,500	2,251
1.902% due 09/17/2028		17,000	13,699
Sun Communities Operating LP 4.200% due 04/15/2032		16,000	13,424
Toronto-Dominion Bank 2.800% due 03/10/2027		8,000	7,219
UBS AG 5.125% due 05/15/2024 (f)		1,700	1,662
UBS Group AG
4.125% due 04/15/2026		10,300	9,751
7.000% due 02/19/2025 •(e)(f)		300	286
UniCredit SpA
2.569% due 09/22/2026 •		9,300	7,977
7.830% due 12/04/2023		18,700	18,860
Ventas Realty LP 3.250% due 10/15/2026		4,100	3,768
Wells Fargo & Co. 1.741% due 05/04/2030 •	EUR	5,200	4,277
Welltower, Inc. 3.100% due 01/15/2030		$7,000	5,837

			893,861

INDUSTRIALS 9.5%
Activision Blizzard, Inc. 2.500% due 09/15/2050		2,000	1,213
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		12,866	12,171
Amdocs Ltd. 2.538% due 06/15/2030		6,900	5,506
American Airlines Pass-Through Trust
3.000% due 04/15/2030		6,124	5,300
3.250% due 04/15/2030		3,137	2,445
3.500% due 08/15/2033		5,965	4,334
American Airlines, Inc. 5.500% due 04/20/2026		7,800	7,339
Anheuser-Busch InBev Worldwide, Inc. 4.500% due 06/01/2050		12,100	9,993
Bacardi Ltd. 4.450% due 05/15/2025		12,600	12,093
BAE Systems PLC 1.900% due 02/15/2031		5,300	4,013
Bayer U.S. Finance LLC
4.250% due 12/15/2025		4,700	4,502
4.303% (US0003M + 1.010%) due 12/15/2023 ~		7,700	7,676
Boeing Co.
1.433% due 02/04/2024		12,500	11,882
2.750% due 02/01/2026		19,900	18,037
Broadcom, Inc.
2.600% due 02/15/2033		16,900	12,099
3.137% due 11/15/2035		22,963	16,138
3.187% due 11/15/2036		2,800	1,921

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

3.469% due 04/15/2034		4,097	3,081
Charter Communications Operating LLC 4.432% (US0003M + 1.650%) due 02/01/2024 ~		4,800	4,826
Dell International LLC 5.850% due 07/15/2025		15,150	15,281
Duke University 2.682% due 10/01/2044		18,900	13,752
Emory University 2.143% due 09/01/2030		12,700	10,513
Entergy Louisiana LLC 2.350% due 06/15/2032		15,500	12,032
Expedia Group, Inc. 3.250% due 02/15/2030		15,900	12,916
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		2,593	2,326
General Electric Co. 3.212% (US0003M + 0.380%) due 05/05/2026 ~		3,771	3,607
Global Payments, Inc. 1.200% due 03/01/2026		16,000	13,788
Gray Oak Pipeline LLC 3.450% due 10/15/2027		13,300	11,785
Huntington Ingalls Industries, Inc. 2.043% due 08/16/2028		17,000	13,767
Hyundai Capital America
2.100% due 09/15/2028		14,200	11,168
5.875% due 04/07/2025		14,000	14,036
Imperial Brands Finance PLC 3.125% due 07/26/2024		16,000	15,317
International Flavors & Fragrances, Inc. 1.832% due 10/15/2027		4,900	4,020
Marriott International, Inc. 4.150% due 12/01/2023		13,620	13,475
Melco Resorts Finance Ltd. 4.875% due 06/06/2025		1,400	1,039
MPLX LP 4.000% due 03/15/2028		6,900	6,297
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		16,600	13,471
NXP BV 3.875% due 06/18/2026		12,100	11,308
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.667% due 10/01/2050		3,000	1,898
Odebrecht Oil & Gas Finance Ltd. 0.000% due 10/31/2022 (d)(e)		5,001	9
Royalty Pharma PLC 1.200% due 09/02/2025		3,000	2,655
S&P Global, Inc. 4.250% due 05/01/2029		1,390	1,307
Sprint Spectrum Co. LLC
4.738% due 03/20/2025		8,625	8,506
5.152% due 09/20/2029		10,700	10,479
Sutter Health 3.161% due 08/15/2040		13,100	9,562
T-Mobile USA, Inc. 2.050% due 02/15/2028		13,000	10,808
Teva Pharmaceutical Finance Netherlands BV 4.500% due 03/01/2025	EUR	11,400	10,559
United Airlines Pass-Through Trust 3.100% due 01/07/2030		$736	626
Volkswagen Group of America Finance LLC
3.200% due 09/26/2026		9,700	8,902
4.750% due 11/13/2028		16,100	14,981
Warnermedia Holdings, Inc. 3.528% due 03/15/2024		10,000	9,664
Wynn Las Vegas LLC 5.500% due 03/01/2025		18,000	16,878

			451,301

UTILITIES 3.5%
AES Corp. 3.950% due 07/15/2030		6,400	5,493
Alabama Power Co. 1.450% due 09/15/2030		4,800	3,681
AT&T, Inc. 4.500% due 05/15/2035		15,550	13,499
Duke Energy Ohio, Inc. 3.650% due 02/01/2029		5,600	5,124
Duke Energy Progress LLC 2.000% due 08/15/2031		13,200	10,222
Edison International 3.125% due 11/15/2022		5,000	4,992
EDP Finance BV 1.710% due 01/24/2028		13,300	10,798
Enel Finance International NV 2.250% due 07/12/2031		17,000	11,825

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028	2,100	1,948
NextEra Energy Capital Holdings, Inc. 2.250% due 06/01/2030	19,000	15,186
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)	9,796	5,608
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	65	64
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)	5,147	1,010
Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,790	2,033
2.950% due 03/01/2026	1,900	1,678
3.150% due 01/01/2026	2,400	2,159
3.300% due 03/15/2027	3,100	2,689
3.300% due 12/01/2027	200	169
3.300% due 08/01/2040	4,300	2,762
3.400% due 08/15/2024	5,800	5,525
3.500% due 06/15/2025	3,300	2,979
4.200% due 03/01/2029	11,000	9,353
4.250% due 08/01/2023	1,000	993
4.250% due 03/15/2046	1,500	1,012
4.550% due 07/01/2030	8,700	7,465
4.650% due 08/01/2028	2,000	1,767
4.750% due 02/15/2044	1,900	1,365
5.450% due 06/15/2027	3,100	2,925
Pennsylvania Electric Co. 3.250% due 03/15/2028	1,700	1,516
Southern California Edison Co. 3.277% (SOFRRATE + 0.470%) due 12/02/2022 ~	17,000	16,987
Southern California Gas Co. 2.950% due 04/15/2027	11,300	10,330
VTR Comunicaciones SpA 5.125% due 01/15/2028	798	540
WEC Energy Group, Inc. 1.375% due 10/15/2027	5,000	4,126

		167,823

Total Corporate Bonds & Notes (Cost $1,741,784)		1,512,985

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.1%
University of California Revenue Notes, Series 2020 0.883% due 05/15/2025	6,200	5,647

FLORIDA 0.1%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 1.705% due 07/01/2027	3,000	2,568

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	1,367	1,428
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
2.857% due 01/01/2031	5,000	4,155
3.007% due 01/01/2033	2,000	1,606

		7,189

NEW YORK 0.1%
New York State Urban Development Corp. Revenue Notes, Series 2020
0.965% due 03/15/2024	3,900	3,719
1.115% due 03/15/2025	2,500	2,299

		6,018

OHIO 0.1%
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022 4.250% due 11/01/2039	4,900	4,820

TEXAS 0.0%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020 2.246% due 11/01/2031	2,500	2,007

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.151% due 06/01/2032	7,095	5,716

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

Total Municipal Bonds & Notes (Cost $38,434)		33,965

U.S. GOVERNMENT AGENCIES 34.4%
Fannie Mae
0.441% due 08/25/2055 ~(a)	5,464	205
1.825% due 04/01/2035 •	204	203
2.058% due 06/01/2043 •	245	248
2.059% due 07/01/2044 •	44	45
2.090% due 09/01/2035 •	12	12
2.330% due 09/01/2039 •	9	9
2.348% due 01/25/2031 ~(a)	15,145	1,654
2.425% due 07/25/2037 ~	201	196
2.504% due 12/25/2036 ~	65	64
2.683% due 06/25/2055 ~	1,205	1,194
2.788% due 05/25/2035 ~	36	36
3.061% due 05/01/2038 •	3,101	3,166
3.334% due 05/25/2037 ~	14	14
3.434% due 03/25/2044 ~	224	222
3.494% due 09/25/2035 •	151	150
3.574% due 10/01/2032 •	56	57
3.712% due 08/01/2035 •	111	110
3.963% due 12/01/2036 •	41	42
4.139% due 11/01/2035 •	8	8
4.162% due 08/01/2035 •	10	10
4.989% due 09/01/2034 •	23	24
5.000% due 04/25/2033	197	196
7.000% due 04/25/2023 - 06/01/2032	42	43
Freddie Mac
2.059% due 02/25/2045 ~	65	67
2.587% due 08/15/2040 •	4,320	4,228
2.723% due 10/15/2040 ~	4,216	4,153
3.318% due 09/15/2030 ~	1	1
3.500% due 03/01/2048	1,795	1,640
3.538% due 05/15/2037 ~	251	252
4.000% due 04/01/2029 - 01/01/2041	922	880
4.500% due 03/01/2029 - 04/01/2029	613	598
5.500% due 10/01/2034 - 07/01/2038	756	783
6.000% due 02/01/2033 - 05/01/2040	1,593	1,676
6.500% due 04/15/2029 - 10/01/2037	12	12
7.000% due 06/15/2023	9	9
7.500% due 07/15/2030 - 03/01/2032	19	21
Ginnie Mae
1.750% due 10/20/2029 - 11/20/2029 •	17	16
1.968% due 04/20/2067 ~	7,142	7,028
2.000% due 07/20/2030 •	1	1
2.113% due 10/20/2043 •	4,439	4,346
2.500% due 04/20/2052	13,171	11,344
2.625% due 02/20/2027 - 02/20/2032 •	46	45
2.807% due 08/20/2066 •	25	24
2.875% (H15T1Y + 1.500%) due 04/20/2026 ~	6	5
2.875% due 05/20/2030 •	1	1
2.957% due 07/20/2065 ~	8,996	8,915
2.957% due 08/20/2065 •	6,082	6,022
3.000% due 03/15/2045 - 08/15/2045	1,431	1,272
3.127% due 10/20/2066 ~	6,221	6,185
3.157% due 06/20/2066 ~	3,440	3,424
3.187% due 08/20/2066 ~	9,814	9,766
3.357% due 01/20/2066 •	2,621	2,601
3.379% due 06/20/2067 •	374	370
4.000% due 06/15/2049 - 03/15/2052	2,698	2,558
4.143% due 09/20/2066 ~	12,294	12,560
4.500% due 04/20/2048 - 05/20/2048	3,606	3,509
5.000% due 07/20/2049	558	555
6.000% due 12/15/2038 - 11/15/2039	8	8
Ginnie Mae, TBA
2.000% due 10/01/2052	5,800	4,832
4.000% due 10/01/2052	3,800	3,577
Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052	64,212	52,220
2.500% due 07/01/2039 - 03/01/2040	1,081	934
3.000% due 09/01/2027 - 09/01/2052	263,068	231,299
3.500% due 02/01/2025 - 08/01/2052	42,107	38,796
4.000% due 01/01/2026 - 05/01/2048	12,371	11,707
4.500% due 08/01/2023 - 08/01/2043	1,658	1,610
5.000% due 06/01/2025 - 08/01/2044	2,081	2,070
5.500% due 01/01/2024 - 07/01/2041	6,084	6,257
6.000% due 05/01/2033 - 01/01/2039	2,508	2,608
Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2052 - 11/01/2052	584,200	508,563
3.500% due 10/01/2052 - 11/01/2052	243,000	218,665
4.000% due 10/01/2052 - 11/01/2052	286,200	265,553
4.500% due 10/01/2052 - 11/01/2052	151,900	144,737
5.000% due 10/01/2052	33,000	32,155

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

6.000% due 10/01/2052		2,200	2,236

Total U.S. Government Agencies (Cost $1,717,913)			1,630,602

U.S. TREASURY OBLIGATIONS 12.3%
U.S. Treasury Bonds
1.375% due 11/15/2040		106,200	68,717
1.375% due 08/15/2050		75,400	43,703
1.625% due 11/15/2050 (l)		41,600	25,847
1.875% due 02/15/2041		79,000	55,999
2.000% due 02/15/2050		47,000	32,318
2.250% due 05/15/2041 (l)		19,000	14,374
2.500% due 02/15/2045		9,800	7,480
2.750% due 11/15/2042		8,300	6,731
2.875% due 08/15/2045 (j)		10,000	8,168
2.875% due 05/15/2049		31,900	26,612
3.000% due 05/15/2042 (l)		4,300	3,662
3.000% due 11/15/2044		155,300	129,870
3.000% due 05/15/2045		41,000	34,262
3.125% due 11/15/2041 (j)(l)		20,500	17,845
3.125% due 08/15/2044		35,700	30,542
3.250% due 05/15/2042		37,800	33,559
3.375% due 05/15/2044 (j)(l)		16,300	14,556
3.625% due 02/15/2044 (l)		2,900	2,698
3.750% due 08/15/2041 (j)		27,700	26,571

Total U.S. Treasury Obligations (Cost $845,926)			583,514

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.0%
Alba PLC 2.434% due 03/17/2039 •	GBP	7,172	7,553
American Home Mortgage Investment Trust 6.700% due 06/25/2036 þ		$11,432	2,097
AREIT Trust
3.534% due 01/16/2037 •		14,444	13,895
5.260% due 06/17/2039 •		13,500	13,542
BAMLL Commercial Mortgage Securities Trust 2.627% due 01/15/2032		14,000	12,099
Banc of America Funding Trust
3.261% due 05/25/2035 ~		139	135
5.000% due 07/26/2036		19,524	3,344
6.000% due 03/25/2037 ^		1,491	1,217
Banc of America Mortgage Trust 3.998% due 05/25/2033 ~		74	73
BCAP LLC Trust
3.504% due 05/25/2047 ~		1,614	1,484
4.690% due 03/26/2037 þ		200	195
Bear Stearns Adjustable Rate Mortgage Trust
2.082% due 01/25/2034 ~		95	90
2.400% due 02/25/2036 •		15	14
2.513% due 04/25/2033 ~		16	17
2.548% due 02/25/2033 ~		3	3
2.739% due 01/25/2035 ~		46	43
2.845% due 02/25/2033 ~		3	3
2.994% due 04/25/2034 ~		219	207
3.858% due 11/25/2034 ~		613	594
3.875% due 07/25/2034 ~		205	186
4.576% due 01/25/2035 ~		93	85
Bear Stearns ALT-A Trust
2.999% due 05/25/2035 ~		567	538
3.291% due 05/25/2036 ^~		1,366	818
3.531% due 09/25/2035 ^~		420	272
Bear Stearns Structured Products, Inc. Trust
3.225% due 12/26/2046 ^~		624	499
3.432% due 01/26/2036 ^~		867	673
Benchmark Mortgage Trust 3.458% due 03/15/2055		15,000	13,146
BIG Commercial Mortgage Trust 4.187% due 02/15/2039 •		15,000	14,464
Business Mortgage Finance PLC 4.166% due 02/15/2041 ~	GBP	618	687
CD Mortgage Trust 3.431% due 08/15/2050		$5,900	5,431
CFCRE Commercial Mortgage Trust 3.644% due 12/10/2054		5,662	5,487
Chase Mortgage Finance Trust 2.923% due 01/25/2036 ^~		924	801
Citigroup Mortgage Loan Trust
2.882% due 05/25/2035 ~		168	163
3.790% due 09/25/2035 ~		1,334	1,300
5.410% due 10/25/2035 •		46	44
5.500% due 12/25/2035		1,804	992
Countrywide Alternative Loan Trust
3.183% due 09/20/2046 •		2,203	2,111
3.464% due 09/25/2046 ^•		6,819	6,417
3.484% due 05/25/2036 ~		713	634

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

4.084% due 08/25/2035 ^•		2,658	1,467
6.000% due 03/25/2035		9,537	7,680
6.000% due 02/25/2037 ^		5,640	3,104
6.000% due 08/25/2037 ^		5,074	3,186
Countrywide Home Loan Mortgage Pass-Through Trust
2.522% due 02/20/2035 ~		106	106
2.778% due 11/25/2034 ~		419	396
5.910% due 02/20/2036 ^~		68	57
Credit Suisse First Boston Mortgage Securities Corp. 5.297% due 06/25/2032 ~		11	11
CSAIL Commercial Mortgage Trust 2.968% due 12/15/2052		7,446	6,373
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
3.384% due 03/25/2037 ^~		2,573	2,482
3.584% due 02/25/2035 •		113	109
DOLP Trust 2.956% due 05/10/2041		20,100	16,188
Ellington Financial Mortgage Trust 2.006% due 05/25/2065 ~		609	589
Eurosail PLC
2.376% due 03/13/2045 •	GBP	655	721
2.386% due 03/13/2045 ~		1,213	1,345
First Horizon Alternative Mortgage Securities Trust 0.000% due 08/25/2035 ^~		$998	884
First Horizon Mortgage Pass-Through Trust 3.773% due 10/25/2035 ^~		729	698
Great Hall Mortgages PLC 3.657% due 06/18/2039 ~		1,400	1,378
GreenPoint Mortgage Funding Trust 3.444% due 09/25/2046 ~		114	102
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		10,700	10,153
GS Mortgage Securities Trust
3.120% due 05/10/2050		6,399	6,264
3.722% due 10/10/2049 ~		3,037	2,594
GS Mortgage-Backed Securities Corp. Trust 2.500% due 06/25/2052 ~		13,140	10,498
GS Mortgage-Backed Securities Trust 2.500% due 01/25/2052 ~		14,937	11,934
GSR Mortgage Loan Trust
3.193% due 11/25/2035 ~		137	127
3.231% due 09/25/2035 ~		566	547
HarborView Mortgage Loan Trust
3.236% due 07/19/2035 ^~		587	442
3.433% due 05/19/2035 •		136	123
3.656% due 12/19/2035 ^~		1,541	909
4.493% due 10/19/2035 •		1,526	1,055
Hilton USA Trust 2.828% due 11/05/2035		14,400	13,918
IndyMac INDX Mortgage Loan Trust
3.104% due 06/25/2036 ~		4,575	3,378
3.424% due 01/25/2037 ^•		1,408	1,220
JP Morgan Chase Commercial Mortgage Securities Trust 4.046% due 06/10/2042 ~		13,200	11,463
JP Morgan Mortgage Trust
2.815% due 06/25/2035 ~		36	36
3.500% due 09/25/2052 ~		15,143	13,326
3.619% due 12/26/2037 ~		6,157	5,384
3.646% due 10/25/2036 ^~		1,329	1,043
3.748% due 08/25/2034 ~		667	652
5.750% due 01/25/2036 ^		315	163
JP Morgan Resecuritization Trust 3.222% due 05/26/2036 ~		10,074	7,503
Landmark Mortgage Securities PLC 2.180% due 04/17/2044 ~	GBP	13,857	14,458
LUXE Commercial Mortgage Trust 3.868% due 10/15/2038 ~		$17,000	16,459
Manhattan West Mortgage Trust 2.130% due 09/10/2039		16,100	13,653
MASTR Adjustable Rate Mortgages Trust
1.844% due 01/25/2047 ^•		502	493
3.409% due 08/25/2034 ~		1,851	1,196
Merrill Lynch Mortgage Investors Trust 2.707% due 04/25/2035 ~		923	831
MF1 Multifamily Housing Mortgage Loan Trust 3.810% due 07/15/2036 •		2,402	2,323
MFA Trust 1.479% due 03/25/2065 ~		3,955	3,835
Morgan Stanley Bank of America Merrill Lynch Trust
3.069% due 02/15/2048		1,192	1,166
3.557% due 12/15/2047		4,394	4,293
Morgan Stanley Mortgage Capital Holdings Trust 3.397% due 09/13/2039		17,400	15,105
Morgan Stanley Mortgage Loan Trust 2.920% due 07/25/2035 ^~		1,335	1,138

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

MortgageIT Mortgage Loan Trust 3.704% due 12/25/2035 •		758	723
New Residential Mortgage Loan Trust 3.000% due 03/25/2052 ~		14,281	11,849
Nomura Resecuritization Trust 3.434% due 11/26/2036 ~		11,839	7,732
OBX Trust 3.000% due 01/25/2052 ~		15,090	12,520
One New York Plaza Trust 3.768% due 01/15/2036 •		17,300	16,615
Prime Mortgage Trust
3.484% due 02/25/2034 •		25	25
3.584% due 02/25/2035 •		761	754
Ready Capital Mortgage Financing LLC 3.955% due 01/25/2037 ~		14,500	14,362
Residential Accredit Loans, Inc. Trust
3.284% due 05/25/2037 •		4,589	4,219
4.208% due 12/25/2035 ^~		234	194
6.000% due 09/25/2036		491	384
6.500% due 09/25/2036 ^		3,822	1,928
Residential Asset Securitization Trust 3.534% due 10/25/2035 •		936	590
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^		1,207	993
Ripon Mortgages PLC 2.728% due 08/28/2056 •	GBP	20,681	22,778
SFO Commercial Mortgage Trust 3.968% due 05/15/2038 •		$13,680	13,031
Stratton Mortgage Funding PLC 2.588% due 07/20/2060 •	GBP	18,569	20,534
Structured Adjustable Rate Mortgage Loan Trust
3.265% due 01/25/2035 ~		$460	458
3.484% due 04/25/2047 ~		866	806
3.543% due 11/25/2035 ~		4,502	3,329
Structured Asset Mortgage Investments Trust
3.493% due 07/19/2035 •		601	554
3.653% due 09/19/2032 ~		7	6
SunTrust Adjustable Rate Mortgage Loan Trust 2.352% due 02/25/2037 ^~		763	668
Tharaldson Hotel Portfolio Trust 3.693% due 11/11/2034 ~		7,939	7,728
Thornburg Mortgage Securities Trust
6.050% due 06/25/2047 ^•		4,558	3,697
6.100% due 03/25/2037 ^•		650	560
Towd Point Mortgage Funding
2.588% due 07/20/2045 ~	GBP	41,295	46,131
2.833% due 10/20/2051 •		17,764	19,796
Trinity Square PLC 2.496% due 07/15/2059 •		13,922	15,390
UWM Mortgage Trust 2.500% due 12/25/2051 ~		$14,567	11,638
Wachovia Mortgage Loan Trust LLC 2.548% due 05/20/2036 ^~		271	262
WaMu Mortgage Pass-Through Certificates Trust
2.174% due 01/25/2046 •		404	377
2.430% due 12/25/2036 ^~		4,290	3,805
3.077% due 12/25/2036 ^~		160	142
3.346% due 05/25/2037 ^~		2,155	1,744
3.584% due 02/25/2045 •		5,258	4,881
3.664% due 10/25/2045 •		110	104
3.853% due 07/25/2037 ^~		2,296	2,170
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (d)	GBP	0	1,697
3.101% (SONIO/N + 0.950%) due 12/21/2049 ~		12,686	14,150
3.801% due 12/21/2049 •		2,259	2,518
4.301% due 12/21/2049 •		1,179	1,313
4.801% (SONIO/N + 2.650%) due 12/21/2049 ~		674	750
5.301% (SONIO/N + 3.150%) due 12/21/2049 ~		674	750
Worldwide Plaza Trust 3.526% due 11/10/2036		$6,000	5,165

Total Non-Agency Mortgage-Backed Securities (Cost $697,995)			615,731

ASSET-BACKED SECURITIES 17.0%
Accredited Mortgage Loan Trust 3.344% due 09/25/2036 •		2,141	2,097
ACE Securities Corp. Home Equity Loan Trust
3.204% due 12/25/2036 •		2,055	1,168
3.304% due 08/25/2036 ^•		9,887	2,742
3.384% due 07/25/2036 •		4,913	1,586
ACREC Ltd. 4.143% due 10/16/2036 •		17,300	16,482
American Money Management Corp. CLO Ltd. 3.803% due 07/25/2029 •		3,521	3,483
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.789% due 11/25/2035 ~		3,290	3,234

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

4.194% due 03/25/2035 ~		9,960	9,730
Apex Credit CLO Ltd. 4.517% due 09/20/2029 ~		14,511	14,257
Apidos CLO 3.670% due 07/17/2030 ~		18,000	17,643
Aqueduct European CLO DAC 0.687% due 07/20/2030 •	EUR	12,600	12,108
Arbor Realty Commercial Real Estate Notes Ltd. 3.735% due 01/15/2037 •		$15,100	14,725
Ares CLO Ltd. 3.382% due 01/15/2029 ~		14,501	14,245
Argent Securities Trust
3.384% due 07/25/2036 •		16,262	4,840
3.464% due 03/25/2036 ~		5,283	2,985
Bear Stearns Asset-Backed Securities Trust
3.234% due 11/25/2036 •		4,151	3,971
3.404% due 08/25/2036 •		532	513
4.209% due 02/25/2035 •		2,814	2,794
Benefit Street Partners CLO Ltd. 3.592% due 07/15/2032 ~		13,300	12,932
Catamaran CLO Ltd. 3.859% due 04/22/2030 ~		21,888	21,593
CIFC Funding Ltd. 3.893% due 04/25/2033 •		9,500	9,299
Citigroup Mortgage Loan Trust 7.250% due 05/25/2036 þ		2,838	1,527
Countrywide Asset-Backed Certificates 3.834% due 05/25/2034 ~		351	345
Countrywide Asset-Backed Certificates Trust
3.224% due 06/25/2047 ^•		6,308	5,695
3.314% due 05/25/2037 •		6,495	6,101
3.424% due 09/25/2036 •		1,450	1,449
3.684% due 06/25/2036 •		2,060	2,042
3.884% due 08/25/2047 •		213	212
3.984% due 09/25/2036 ~		1,715	1,535
4.345% due 10/25/2046 þ		8,109	6,276
Credit-Based Asset Servicing & Securitization Trust 3.204% due 11/25/2036 •		299	146
Dell Equipment Finance Trust
1.217% due 03/22/2023		1,486	1,483
2.110% due 08/23/2027		7,500	7,379
Dryden CLO Ltd. 3.562% due 07/15/2031 ~		12,900	12,541
Dryden Senior Loan Fund 3.412% due 04/15/2029 ~		7,577	7,495
EMC Mortgage Loan Trust 3.824% due 05/25/2040 •		76	70
Fremont Home Loan Trust
3.144% due 01/25/2037 •		60	28
3.699% due 11/25/2035 ~		9,900	8,735
FS Rialto Issuer LLC 4.184% due 01/19/2039 •		14,200	13,896
Galaxy CLO Ltd. 3.942% due 05/16/2031 •		500	491
GLS Auto Receivables Issuer Trust 3.550% due 01/15/2026		13,000	12,871
GSAA Home Equity Trust
5.995% due 03/25/2046 ^~		6,240	2,697
6.500% due 10/25/2037		9,391	5,439
GSAMP Trust 3.264% due 06/25/2036 •		3,039	1,832
HERA Commercial Mortgage Ltd. 4.043% due 02/18/2038 ~		16,000	15,587
Home Equity Loan Trust 3.314% due 04/25/2037 ~		7,977	7,713
Invesco Euro CLO DAC 0.650% due 07/15/2031 •	EUR	3,600	3,425
JP Morgan Mortgage Acquisition Corp.
2.777% due 10/25/2035 ^~		$3,730	3,666
3.669% due 05/25/2035 •		2,167	2,141
JP Morgan Mortgage Acquisition Trust
3.304% due 08/25/2036 •		2,113	1,530
3.344% due 03/25/2037 •		833	819
3.564% due 08/25/2036 •		1,088	792
KREF Ltd. 4.474% due 02/17/2039 ~		15,000	14,400
LCM Ltd. 3.577% due 07/20/2030 •		15,000	14,754
Lehman XS Trust 3.444% due 06/25/2036 ~		535	533
LoanCore Issuer Ltd. 3.948% due 05/15/2028 •		204	201
Long Beach Mortgage Loan Trust 3.404% due 05/25/2036 ~		34,938	11,527
Lument Finance Trust, Inc. 3.988% due 06/15/2039 ~		17,000	16,448

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

Madison Park Funding Ltd. 3.589% due 04/22/2027 •		13,473	13,280
Magnetite Ltd. 3.785% due 11/15/2028 •		15,689	15,355
Man GLG Euro CLO DAC 1.690% due 12/15/2031 ~	EUR	13,800	13,041
Marathon CLO Ltd. 3.662% due 04/15/2029 ~		$9,009	8,956
MASTR Asset-Backed Securities Trust
3.564% due 03/25/2036 ~		3,882	2,798
3.664% due 12/25/2035 •		659	655
Merrill Lynch Mortgage Investors Trust
3.304% due 07/25/2037 ~		2,577	1,199
3.564% due 08/25/2037 ~		2,354	1,292
3.894% due 03/25/2037 þ		4,201	1,042
MF1 LLC 5.659% due 09/17/2037 ~		12,800	12,682
MF1 Ltd.
3.634% due 02/19/2037 •		15,000	14,560
4.039% due 07/16/2036 •		17,000	16,504
4.073% due 10/16/2036 •		17,000	16,320
4.660% due 11/15/2035 •		12,093	12,004
Morgan Stanley ABS Capital, Inc. Trust
3.264% due 05/25/2037 •		7,897	7,050
3.384% due 06/25/2036 •		4,016	2,240
3.384% due 07/25/2036 ~		6,215	2,580
3.584% due 08/25/2036 ~		11,051	5,938
New Century Home Equity Loan Trust 3.969% due 05/25/2034 ~		10,742	10,197
Newcastle Mortgage Securities Trust 3.804% due 03/25/2036 ~		6,757	6,331
NovaStar Mortgage Funding Trust 3.564% due 11/25/2036 ~		2,532	894
Option One Mortgage Loan Trust
3.224% due 03/25/2037 •		4,391	3,985
3.304% due 05/25/2037 •		8,431	5,487
Option One Mortgage Loan Trust Asset-Backed Certificates 3.774% due 11/25/2035 •		10,103	9,767
Ownit Mortgage Loan Trust
3.304% due 09/25/2037 ~		2,143	1,115
3.384% due 05/25/2037 •		19,960	15,463
3.564% due 09/25/2037 •		10,537	5,483
OZLM Ltd. 3.952% due 05/16/2030 •		17,000	16,752
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 4.209% due 03/25/2035 ~		3,718	3,645
RAAC Trust 3.594% due 02/25/2036 ~		82	82
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ		12,627	4,728
Residential Asset Mortgage Products Trust 4.104% due 04/25/2035 ~		2,951	2,942
Residential Asset Securities Corp. Trust
3.324% due 09/25/2036 •		403	402
3.684% due 02/25/2036 ~		3,245	3,167
3.744% due 12/25/2035 ~		2,498	2,213
Saxon Asset Securities Trust 2.614% due 10/25/2046 •		6,224	6,083
Securitized Asset-Backed Receivables LLC Trust 3.214% due 05/25/2037 ^~		751	592
SG Mortgage Securities Trust 3.624% due 02/25/2036 ~		2,100	1,250
SLM Student Loan Trust 3.843% due 12/15/2025 •		465	465
Sound Point CLO Ltd.
3.690% due 10/20/2030 ~		15,100	14,830
3.760% due 10/20/2028 ~		10,282	10,230
3.763% due 07/25/2030 •		17,000	16,698
3.773% due 01/23/2029 •		4,289	4,257
3.920% due 07/20/2032 •		12,600	12,366
Soundview Home Loan Trust
3.194% due 02/25/2037 •		7,881	2,231
3.984% due 10/25/2037 •		13,838	10,765
Specialty Underwriting & Residential Finance Trust 3.384% due 11/25/2037 ~		12,592	7,904
Starwood Commercial Mortgage Trust 4.116% due 07/15/2038 ~		9,958	9,913
Structured Asset Securities Corp. Mortgage Loan Trust 3.534% due 05/25/2037 ~		4,064	3,946
THL Credit Wind River CLO Ltd. 3.592% due 04/15/2031 ~		4,000	3,888
Thompson Park CLO Ltd. 3.512% due 04/15/2034 •		10,000	9,681
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		20,404	19,304

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

Venture CLO Ltd.
3.572% due 07/15/2031 ~		5,800	5,685
3.760% due 07/20/2030 •		16,900	16,578
Vibrant CLO Ltd.
3.750% due 09/15/2030 •		16,700	16,416
3.830% due 07/20/2032 •		17,000	16,514
Wachovia Mortgage Loan Trust LLC 3.774% due 10/25/2035 ~		5,561	5,054
WaMu Asset-Backed Certificates WaMu Trust
3.234% due 01/25/2037 •		2,735	1,386
3.334% due 04/25/2037 ~		5,153	2,089

Total Asset-Backed Securities (Cost $849,476)			804,522

SOVEREIGN ISSUES 2.9%
Chile Government International Bond 0.830% due 07/02/2031	EUR	14,400	10,445
Israel Government International Bond 2.750% due 07/03/2030		$17,900	15,885
Ivory Coast Government International Bond 5.875% due 10/17/2031	EUR	6,200	4,414
Korea Government International Bond 2.000% due 06/19/2024		$1,200	1,151
Peru Government International Bond
5.940% due 02/12/2029	PEN	27,300	6,031
6.350% due 08/12/2028		59,200	13,596
8.200% due 08/12/2026		35,600	9,282
Provincia de Buenos Aires 62.098% due 04/12/2025	ARS	35,575	119
Romania Government International Bond 3.624% due 05/26/2030	EUR	14,000	10,344
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	1,126,000	64,421

Total Sovereign Issues (Cost $178,775)			135,688

		SHARES
PREFERRED SECURITIES 1.5%
BANKING & FINANCE 0.4%
Discover Financial Services 6.125% due 06/23/2025 •(e)		5,500,000	5,392
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(e)		6,600,000	6,105
Wells Fargo & Co. 3.900% due 03/15/2026 •(e)		9,400,000	7,974

			19,471

UTILITIES 1.1%
AT&T Mobility LLC 7.000% due 01/20/2023 «(e)(g)		2,136,108	54,367

Total Preferred Securities (Cost $79,277)			73,838

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.9%
REPURCHASE AGREEMENTS (h) 5.1%			242,381

ISRAEL TREASURY BILLS 1.5%
0.087% due 10/07/2022 - 05/03/2023 (c)(d)	ILS	248,110	69,401

U.S. TREASURY BILLS 0.3%
2.483% due 10/13/2022 - 12/01/2022 (c)(d)(l)		$14,090	14,063

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

Total Short-Term Instruments (Cost $333,101)		325,845

Total Investments in Securities (Cost $6,492,641)		5,725,741

	SHARES
INVESTMENTS IN AFFILIATES 3.0%
SHORT-TERM INSTRUMENTS 3.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%
PIMCO Short Asset Portfolio	14,359,568	140,480
PIMCO Short-Term Floating NAV Portfolio III	15,572	151

Total Short-Term Instruments (Cost $143,653)		140,631

Total Investments in Affiliates (Cost $143,653)		140,631

Total Investments 123.8% (Cost $6,636,294)		$5,866,372
Financial Derivative Instruments (i)(k) 0.3%(Cost or Premiums, net $26,414)		13,968
Other Assets and Liabilities, net (24.1)%		(1,143,308)

Net Assets 100.0%		$4,737,032

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	7.000%	01/20/2023	09/24/2020	$57,777	$54,367	1.15%
Citigroup, Inc.	2.572	06/03/2031	05/26/2020	9,500	7,486	0.16

$67,277	$61,853	1.31%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$2,481	U.S. Treasury Notes 4.125% due 09/30/2027	$(2,531)	$2,481	$2,481
2.930	09/30/2022	10/03/2022	239,900	U.S. Treasury Inflation Protected Securities 0.750% due 07/15/2028	(244,698)	239,900	239,959

Total Repurchase Agreements	$(247,229)	$242,381	$242,440

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.6)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2052	$103,400	$(87,028)	$(83,738)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2052	62,700	(53,934)	(52,495)
Uniform Mortgage-Backed Security, TBA	3.500	10/13/2052	37,000	(33,783)	(33,309)

Total Short Sales (3.6)%	$(174,745)	$(169,542)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(591) at a weighted average interest rate of 0.832%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	90	$225	$(84)	$(259)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	90	225	(73)	(28)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

Put - CME 90-Day Eurodollar December 2023 Futures	96.500	12/18/2023	1,430	3,575	(1,468)	(4,744)

Total Written Options	$(1,625)	$(5,031)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl December Futures	12/2022	190	$22,299	$(531)	$110	$(6)
U.S. Treasury 2-Year Note December Futures	12/2022	159	32,657	(555)	0	(24)
U.S. Treasury 5-Year Note December Futures	12/2022	642	69,020	(2,494)	0	(170)
U.S. Treasury 10-Year Note December Futures	12/2022	1,079	120,915	(6,256)	0	(421)
U.S. Treasury 30-Year Bond December Futures	12/2022	306	38,680	(2,898)	0	(201)
United Kingdom Long Gilt December Futures	12/2022	444	47,790	(6,676)	0	(382)

$(19,410)	$110	$(1,204)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP December Futures	12/2022	98	$(10,755)	$489	$42	$(110)
Euro-Bund 10-Year Bond December Futures	12/2022	980	(133,013)	5,863	394	(951)
Euro-Buxl 30-Year Bond December Futures	12/2022	69	(9,916)	977	206	(76)
Euro-OAT France Government 10-Year Bond December Futures	12/2022	949	(122,881)	5,760	493	(846)
Japan Government 10-Year Bond December Futures	12/2022	210	(215,180)	179	0	(464)
U.S. Treasury 10-Year Ultra December Futures	12/2022	472	(55,925)	3,656	236	0

$16,924	$1,371	$(2,447)

Total Futures Contracts	$(2,486)	$1,481	$(3,651)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2025	1.223%	$2,400	$(61)	$48	$(13)	$0	$(1)
Bank of America Corp.	1.000	Quarterly	12/20/2022	0.513	15,000	109	(87)	22	1	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.652	6,100	(427)	455	28	1	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.790	5,400	(66)	87	21	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.865	5,000	(78)	94	16	2	0
General Electric Co.	1.000	Quarterly	06/20/2026	1.259	5,300	36	(81)	(45)	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	1.375	600	7	(15)	(8)	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	2.804	EUR	14,400	25	(440)	(415)	0	(51)
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	3.739	1,300	(199)	112	(87)	0	(3)

$(654)	$173	$(481)	$4	$(55)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$10,494	$(759)	$703	$(56)	$0	$(38)
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	20,097	(1,916)	1,886	(30)	0	(69)
CDX.HY-38 5-Year Index	(5.000)	Quarterly	06/20/2027	105,039	657	1,531	2,188	35	0
CDX.IG-38 5-Year Index	(1.000)	Quarterly	06/20/2027	139,500	(189)	103	(86)	0	(14)
iTraxx Europe Main 38 5-Year Index	(1.000)	Quarterly	12/20/2027	EUR	60,100	550	357	907	0	(54)

$(1,657)	$4,580	$2,923	$35	$(175)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

iTraxx Crossover 38 5-Year Index	5.000%	Quarterly		12/20/2027	EUR	40,300	$(1,546)	$(476)	$(2,022)	$209	$0

INTEREST RATE SWAPS
										Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.800%	Annual	03/10/2032	GBP	19,700	$(530)	$(5,516)	$(6,046)	$0	$(150)
Pay	1-Day GBP-SONIO Compounded-OIS	0.800	Annual	03/11/2032		19,700	0	(6,048)	(6,048)	0	(150)
Pay	1-Day GBP-SONIO Compounded-OIS	0.800	Annual	03/15/2032		46,400	(1,650)	(12,607)	(14,257)	0	(351)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		21,000	3,273	1,041	4,314	182	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/10/2052		7,300	545	3,317	3,862	0	(18)
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/11/2052		7,300	0	3,862	3,862	0	(18)
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/15/2052		17,200	1,701	7,400	9,101	0	(43)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		28,000	10,305	5,392	15,697	0	(76)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053		34,400	9,657	914	10,571	15	(38)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	JPY	9,960,000	464	(402)	62	116	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		152,000	16	3	19	0	(5)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038		690,000	0	59	59	0	(25)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038		1,050,000	4	109	113	0	(38)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038		224,600	10	25	35	0	(8)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		8,328,000	2,328	2,553	4,881	0	(313)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.662	Annual	04/19/2042		343,000	0	133	133	0	(13)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		4,270,000	75	2,780	2,855	0	(299)
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027		$7,000	(13)	(619)	(632)	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	1.635	Annual	04/18/2027		34,000	(108)	(3,002)	(3,110)	0	(110)
Pay	1-Day USD-SOFR Compounded-OIS	1.690	Annual	04/19/2027		34,000	(113)	(2,913)	(3,026)	0	(110)
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027		28,400	(98)	(2,315)	(2,413)	0	(92)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		108,600	(413)	(7,395)	(7,808)	0	(365)
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027		13,600	(70)	(514)	(584)	0	(48)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029		8,700	(55)	(274)	(329)	0	(32)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029		9,300	(58)	(266)	(324)	0	(34)
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032		18,800	(70)	(2,602)	(2,672)	0	(65)
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032		17,000	(80)	(2,312)	(2,392)	0	(59)
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/18/2032		40,000	(233)	(5,312)	(5,545)	0	(137)
Pay	1-Day USD-SOFR Compounded-OIS	1.943	Annual	04/21/2032		35,200	(228)	(4,283)	(4,511)	0	(121)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		22,000	2,266	551	2,817	74	0

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

Receive(6)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		78,400	15,681	3,584	19,265	975	0
Receive	1-Year BRL-CDI	7.900	Maturity	01/02/2024	BRL	11,200	128	13	141	0	(1)
Pay	1-Year BRL-CDI	10.665	Maturity	01/02/2024		47,860	0	(249)	(249)	6	0
Pay	1-Year BRL-CDI	10.755	Maturity	01/02/2024		286,400	0	(1,409)	(1,409)	38	0
Pay	1-Year BRL-CDI	10.833	Maturity	01/02/2024		57,554	0	(270)	(270)	8	0
Pay	1-Year BRL-CDI	10.995	Maturity	01/02/2024		153,900	0	(640)	(640)	21	0
Pay	1-Year BRL-CDI	11.065	Maturity	01/02/2024		133,000	0	(514)	(514)	18	0
Receive	1-Year BRL-CDI	11.900	Maturity	01/02/2024		67,300	0	154	154	0	(9)
Receive	1-Year BRL-CDI	11.910	Maturity	01/02/2024		67,000	0	151	151	0	(9)
Receive	1-Year BRL-CDI	11.920	Maturity	01/02/2024		44,800	0	100	100	0	(6)
Receive	1-Year BRL-CDI	12.015	Maturity	01/02/2024		113,000	0	225	225	0	(16)
Receive	1-Year BRL-CDI	12.020	Maturity	01/02/2024		112,200	0	222	222	0	(15)
Receive	1-Year BRL-CDI	12.030	Maturity	01/02/2024		264,500	0	515	515	0	(37)
Pay	1-Year BRL-CDI	11.165	Maturity	01/02/2025		30,900	0	(71)	(71)	11	0
Pay	1-Year BRL-CDI	11.180	Maturity	01/02/2025		46,200	0	(103)	(103)	17	0
Pay	1-Year BRL-CDI	11.320	Maturity	01/02/2025		78,700	0	(135)	(135)	29	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		77,400	0	(124)	(124)	28	0
Pay	1-Year BRL-CDI	11.371	Maturity	01/02/2025		188,800	0	(288)	(288)	69	0
Pay	1-Year BRL-CDI	12.005	Maturity	01/02/2025		412,600	0	437	437	153	0
Pay	1-Year BRL-CDI	12.070	Maturity	01/02/2025		307,100	0	310	310	114	0
Pay	1-Year BRL-CDI	12.195	Maturity	01/02/2025		83,900	0	126	126	31	0
Pay	1-Year BRL-CDI	12.275	Maturity	01/02/2025		62,000	0	109	109	23	0
Pay	1-Year BRL-CDI	12.590	Maturity	01/02/2025		69,700	0	194	194	26	0
Pay	1-Year BRL-CDI	10.120	Maturity	01/04/2027		29,500	0	(227)	(227)	19	0
Pay	1-Year BRL-CDI	10.206	Maturity	01/04/2027		121,200	0	(871)	(871)	78	0
Pay	1-Year BRL-CDI	10.990	Maturity	01/04/2027		46,100	(16)	(122)	(138)	30	0
Pay(6)	3-Month AUD-BBR-BBSW	4.500	Quarterly	06/20/2024	AUD	83,200	23	75	98	66	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	CAD	25,600	28	(1,303)	(1,275)	0	(6)
Pay(6)	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	134,600	(473)	(227)	(700)	56	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		49,600	(636)	(38)	(674)	95	0
Pay(6)	3-Month NZD-BBR	4.250	Semi-Annual	12/21/2027		3,900	3	(34)	(31)	8	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/21/2027	AUD	12,100	(13)	104	91	54	0
Pay(6)	6-Month EUR-EURIBOR	1.580	Annual	05/24/2024	EUR	313,800	(567)	(4,143)	(4,710)	234	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		6,000	(21)	(200)	(221)	9	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		32,000	(174)	(2,683)	(2,857)	158	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		27,400	(101)	(1,963)	(2,064)	118	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		10,900	(515)	(310)	(825)	46	0
Pay(6)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		248,100	(2,186)	(27,154)	(29,340)	448	0

							$38,086	$(65,000)	$(26,914)	$3,373	$(2,839)

Total Swap Agreements							$34,229	$(60,723)	$(26,494)	$3,621	$(3,069)

(j)

Securities with an aggregate market value of $23,771 and cash of $66,598 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin liability of $(26) for closed swap agreements is outstanding at period end.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	10/2022	CAD	377		$284	$11	$0
BOA	10/2022	DKK	103,469		13,987	348	0
	11/2022	GBP	4,634		5,025	0	(152)
	11/2022	JPY	2,924,400		20,585	294	0
	11/2022	PEN	27,553		6,663	0	(215)
	11/2022		$9,531	EUR	9,505	14	(202)
	11/2022		5,154	GBP	4,517	106	(213)
	11/2022		1,002	PEN	3,907	0	(27)
	12/2022		23	ILS	78	0	(1)
	01/2023	ZAR	89,872		$5,057	134	0
	02/2023	PEN	12,262		3,123	83	0
	03/2023	ZAR	93,156		5,276	200	0
BPS	10/2022	BRL	20,013		3,836	126	0
	10/2022	CAD	1,817		1,378	62	0
	10/2022		$3,886	BRL	20,013	0	(176)
	11/2022	GBP	28,111		$34,432	3,022	0
	11/2022		$1,278	EUR	1,272	0	(28)
BRC	11/2022		1,940	GBP	1,605	0	(147)
CBK	10/2022	BRL	157,142		$30,278	1,147	0
	10/2022	CZK	113		5	0	0
	10/2022	ILS	109,003		33,958	3,390	0
	10/2022	PEN	83,965		21,112	72	(6)
	10/2022		$29,846	BRL	157,142	8	(723)
	10/2022		16,682	PEN	64,728	0	(455)
	11/2022	GBP	7,285		$8,120	0	(19)
	11/2022	PEN	66,087		16,963	451	0
	11/2022		$30,074	BRL	157,142	0	(1,153)
	11/2022		3,880	GBP	3,375	0	(109)
	11/2022		2,360	JPY	338,800	0	(9)
	12/2022	MXN	10,702		$525	0	0
	12/2022	PEN	9,689		2,388	31	(56)
	12/2022		$3,068	PEN	11,989	0	(82)
	01/2023	ILS	50,990		$16,138	1,722	0
	01/2023	ZAR	300,937		17,176	714	0
	03/2023		$760	PEN	2,981	0	(23)
	05/2023	ILS	22,715		$6,710	240	0
CLY	12/2022		$9,449	CLP	8,729,758	0	(531)
DUB	10/2022	CZK	180		$7	0	0
	10/2022	ILS	65,196		20,436	2,152	0
	10/2022		$739	MXN	15,396	22	0
	11/2022	JPY	586,864		$4,383	311	0
	12/2022	ZAR	100,526		6,398	878	0
	02/2023		78,314		4,689	412	0
GLM	10/2022	CNH	54		8	0	0
	10/2022	CZK	163		7	0	0
	11/2022		$47,616	GBP	40,679	0	(2,164)
	12/2022	PEN	4,481		$1,125	9	0
	05/2023	ZAR	137,641		8,236	777	0
JPM	10/2022	BRL	20,013		3,702	0	(8)
	10/2022		$3,757	BRL	20,013	0	(47)
	10/2022		5,846	CNH	40,581	0	(162)
	11/2022	BRL	20,013		$3,731	48	0
	11/2022	EUR	2,501		2,499	40	0
	11/2022	GBP	123,303		149,672	11,900	0
	11/2022	INR	14,931		186	3	0
	11/2022		$3,379	GBP	2,890	0	(150)
	11/2022		22,371	JPY	3,174,600	0	(344)
	12/2022		57	KRW	76,751	0	(4)
MBC	10/2022	NZD	1,660		$975	46	0
	11/2022	EUR	4,060		4,053	62	0
	11/2022	JPY	1,103,000		7,683	30	0
	11/2022	NZD	756		430	7	0
	11/2022		$4,158	JPY	579,600	0	(136)
	05/2023	CNH	77,453		$11,541	623	0
MYI	10/2022	AUD	2,698		1,876	150	0
	10/2022		$3,483	AUD	5,365	0	(51)
	10/2022		13,406	DKK	103,491	236	0
	11/2022	AUD	5,365		$3,484	51	0
	11/2022	DKK	103,279		13,406	0	(235)
	11/2022		$2,867	GBP	2,488	0	(87)
	11/2022		3,523	JPY	489,800	0	(124)
SCX	10/2022	CLP	8,804,242		$9,351	273	0
	11/2022	GBP	56,317		68,381	5,455	0
	11/2022		$1,095	GBP	927	0	(59)
	11/2022		1,171	JPY	168,700	0	(1)
	12/2022		78	KRW	103,321	0	(6)
SOG	11/2022	EUR	25,575		$26,306	1,167	0
	01/2023	ZAR	42,669		2,405	68	0
TOR	10/2022	AUD	4,235		2,959	251	0

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

	11/2022	JPY	300,397		2,251		166	0
UAG	10/2022	AUD	836		573		38	0
	10/2022	CNH	75,752		10,856		245	0
	10/2022		$4,982	CNH	34,684		0	(123)
	10/2022	ZAR	77,345		$4,495		226	0
	11/2022	EUR	63,979		65,803		2,915	0
	11/2022		$1,135	GBP	975		0	(46)
	11/2022	ZAR	151,665		$9,284		935	0
	03/2023		169,499		9,483		258	0
	05/2023		$10,856	CNH	75,231		0	(250)

Total Forward Foreign Currency Contracts							$41,929	$(8,324)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC iTraxx Crossover 37 5-Year Index		Sell	8.000%	10/19/2022	17,200	$(169)	$(18)
BRC	Put - OTC iTraxx Crossover 37 5-Year Index		Sell	8.000	10/19/2022	19,900	(174)	(21)
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.900	11/16/2022	3,800	(5)	(4)
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	2.000	12/21/2022	3,700	(9)	(7)
DUB	Put - OTC CDX.IG-38 5-Year Index		Sell	1.350	12/21/2022	6,700	(8)	(16)
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.400	12/21/2022	13,000	(19)	(27)
GST	Put - OTC CDX.IG-38 5-Year Index		Sell	1.400	11/16/2022	13,000	(15)	(13)
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	3.000	03/15/2023	7,500	(13)	(7)
JPM	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.900	11/16/2022	3,700	(3)	(3)

							$(415)	$(116)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	31,900	$(99)	$(37)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	31,900	(99)	(277)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	04/08/2024	6,200	(48)	(21)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	6,200	(48)	(81)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	7,500	(51)	(17)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	7,500	(51)	(98)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	54,600	(171)	(72)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	54,600	(171)	(445)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	24,500	(185)	(77)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	24,500	(185)	(332)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	8,000	(50)	(17)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	8,000	(51)	(111)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	6,200	(48)	(21)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	6,200	(48)	(81)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	6,200	(47)	(21)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	6,200	(47)	(79)

							$(1,399)	$(1,787)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2052		$98.953	10/06/2022		59,500	$(298)	$(3,718)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052		99.406	11/07/2022		51,500	(402)	(2,246)

							$(700)	$(5,964)

Total Written Options							$(2,514)	$(7,867)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	3.061%	$14,400	$(708)	$(372)	$0	$(1,080)
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	3.068	3,000	(144)	(106)	0	(250)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.808	4,900	(225)	(100)	0	(325)
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.808	3,000	(148)	(51)	0	(199)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	3.068	700	(25)	(33)	0	(58)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.061	3,500	(169)	(94)	0	(263)
DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.061	5,200	(236)	(154)	0	(390)
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2027	3.068	5,300	(227)	(215)	0	(442)
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	2.219	15,900	(680)	368	0	(312)
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	3.068	500	(19)	(23)	0	(42)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.941	100	(6)	5	0	(1)
MYC	South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.061	23,100	(1,089)	(644)	0	(1,733)

Total Swap Agreements							$(3,676)	$(1,419)	$0	$(5,095)

(l)

Securities with an aggregate market value of $11,049 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Loan Participations and Assignments				$0		$0	$9,051		$9,051
Corporate Bonds & Notes
Banking & Finance				0		893,861	0		893,861
Industrials				0		451,301	0		451,301
Utilities				0		167,823	0		167,823
Municipal Bonds & Notes
California				0		5,647	0		5,647
Florida				0		2,568	0		2,568
Illinois				0		7,189	0		7,189
New York				0		6,018	0		6,018
Ohio				0		4,820	0		4,820
Texas				0		2,007	0		2,007
West Virginia				0		5,716	0		5,716
U.S. Government Agencies				0		1,630,602	0		1,630,602
U.S. Treasury Obligations				0		583,514	0		583,514
Non-Agency Mortgage-Backed Securities				0		615,731	0		615,731
Asset-Backed Securities				0		804,522	0		804,522
Sovereign Issues				0		135,688	0		135,688
Preferred Securities

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2022 (Unaudited)

Banking & Finance	0	19,471	0	19,471
Utilities	0	0	54,367	54,367
Short-Term Instruments
Repurchase Agreements	0	242,381	0	242,381
Israel Treasury Bills	0	69,401	0	69,401
U.S. Treasury Bills	0	14,063	0	14,063

$0	$5,662,323	$63,418	$5,725,741
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$140,631	$0	$0	$140,631

Total Investments	$140,631	$5,662,323	$63,418	$5,866,372

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(169,542)	$0	$(169,542)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,245	3,857	0	5,102
Over the counter	0	41,929	0	41,929

$1,245	$45,786	$0	$47,031
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,835)	(8,916)	0	(11,751)
Over the counter	0	(21,286)	0	(21,286)

$(2,835)	$(30,202)	$0	$(33,037)

Total Financial Derivative Instruments	$(1,590)	$15,584	$0	$13,994

Totals	$139,041	$5,508,365	$63,418	$5,710,824

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2022:
Category and Subcategory	Beginning Balance at 12/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$10,658	$0	$(741)	$1	$1	$(868)	$0	$0	$9,051	$(871)
Preferred Securities
Utilities	55,685	0	0	0	0	(1,318)	0	0	54,367	(1,318)

Totals	$66,343	$0	$(741)	$1	$1	$(2,186)	$0	$0	$63,418	$(2,189)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2022	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$9,051	Indicative Market Quotation	Discount Rate	5.480	—
Preferred Securities
Utilities	54,367	Discounted Cash Flow	Discount Rate	5.800	—

Total	$63,418

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio's shares is based on the Portfolio's net asset value (“NAV”). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for The Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using such data reflecting the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Sources or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Frequent or Excessive Purchases, Exchanges and Redemptions" section in the Portfolio's prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2022 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$278,454	$2,560	$(136,100)	$(2,239)	$(2,195)	$140,480	$2,559	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$39,566	$10,025	$(49,400)	$(438)	$398	$151	$25	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SOG	Societe Generale Paris
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	TOR	The Toronto-Dominion Bank
CDI	Natixis Singapore	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
CLY	Crédit Agricole Corporate and Investment Bank	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:
ARS	Argentine Peso	DKK	Danish Krone	KRW	South Korean Won
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	NZD	New Zealand Dollar
CAD	Canadian Dollar	ILS	Israeli Shekel	PEN	Peruvian New Sol
CLP	Chilean Peso	INR	Indian Rupee	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	ZAR	South African Rand
CZK	Czech Koruna

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	LIBOR01M	1 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SOFR	Secured Overnight Financing Rate

Other Abbreviations:
ABS	Asset-Backed Security	BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	OAT	Obligations Assimilables du Trésor
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
BBR	Bank Bill Rate	DAC	Designated Activity Company	PIK	Payment-in-Kind
BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate